        As filed with the Securities and Exchange Commission on April 25, 2001.
                                                       Registration No. 33-76684



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO.10


            THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                        (formerly NASL Variable Account)
                           (Exact name of Registrant)

            THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA (formerly North American Security Life Insurance Company)
                               (Name of Depositor)

                               500 Boylston Street
                                    Suite 400
                           Boston, Massachusetts 02116
              (Address of Depositor's Principal Executive Offices)

                                 (617) 663-3000
               (Depositor's Telephone Number Including Area Code)



                James D. Gallagher, Esq.
                Vice President, Secretary                                            Copy to:
                   and General Counsel                                         J. Sumner Jones, Esq.
The Manufacturers Life Insurance Company of North America                     Jones & Blouch, L.L.P.
                    73 Tremont Street                                   1025 Thomas Jefferson Street, N.W.
               Boston, Massachusetts 02108                                     Washington, DC 20007
         (Name and Address of Agent for Service)

                          -----------------------------

It is proposed that this filing will become effective:


___ immediately upon filing pursuant to paragraph (b) of Rule 485
_X_ on April 30, 2001 pursuant to paragraph (b) of Rule 485
___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
___ on (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:

     ___ this post-effective amendment designated a new effective date for a previously filed post-effective amendment.

*The Prospectus contained in this registration statement also relates to variable annuity contracts no longer being sold but for which additional purchase payments are accepted and which are covered by an earlier registration statement under File No. 33-49604.

  THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA SEPARATE ACCOUNT A

                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item                            Caption in Prospectus
Part A                              ---------------------
------
1.................................  Cover Page
2.................................  Special Terms
3.................................  Summary
4.................................  Values; Performance Data; Financial Statements
5.................................  General Information about Us, The Variable Account and The Trust
6.................................  Charges and Deductions; Withdrawal Charges; Reduction or
                                      Elimination of Withdrawal Charge; Administration Fees;
                                      Reduction or Elimination of Annual Administration Fee;
                                      Mortality and Expense Risk Charge; Taxes; Appendix C - Example
                                      of Calculation of Withdrawal Charge; Appendix D - State
                                      Premium Taxes
7.................................  Accumulation Period Provisions; Our Approval; Purchase
                                      Payments; Accumulation Units; Net Investment Factor; Transfers
                                      Among Investment Options; Telephone Transactions; Special
                                      Transfer Services -Dollar Cost Averaging; Asset Rebalancing
                                      Program; Withdrawals; Special Withdrawal Services - the Income
                                      Plan; Contract Owner Inquiries; Other Contract Provisions;
                                      Ownership; Beneficiary; Modification
8.................................  Pay-out Period Provisions; General; Annuity Options;
                                      Determination of Amount of the First Variable Annuity Payment;
                                      Annuity Units and the Determination of Subsequent Variable
                                      Annuity Payments; Transfers During the Pay-out Period
9.................................  Accumulation Period Provisions; Death Benefit During
                                      Accumulation Period; Pay-out Period Provisions; Death Benefit
                                      During Pay-out Period
10................................  Accumulation Period Provisions; Purchase Payments;
                                      Accumulation Units; Value of Accumulation Units; Net
                                      Investment Factor; Distribution of Contracts
11................................  Withdrawals; Restrictions under the Texas Optional Retirement
                                      Program; Accumulation Period Provisions; Purchase Payments;
                                      Other Contract Provisions; Ten Day Right to Review
12................................  Federal Tax Matters; Introduction; Our Tax Status; Taxation of
                                      Annuities in General; Qualified Retirement Plans
13................................  Legal Proceedings
14................................  Statement of Additional Information - Table of Contents

N-4 Item                            Caption in Statement of
Part B                              Additional Information
------                              ----------------------
15................................  Cover Page
16................................  Table of Contents
17................................  General History and Information.
18................................  Services-Accountants; Services-Servicing Agent
19................................  Not Applicable
20................................  Principal Underwriter
21................................  Performance Data
22................................  Not Applicable
23................................  Audited Financial Statements

                                     PART A



                      INFORMATION REQUIRED IN A PROSPECTUS

      ANNUITY SERVICE OFFICE                           MAILING ADDRESS
  500 Boylston Street, Suite 400                    Post Office Box 9230
 Boston, Massachusetts 02116-3739             Boston, Massachusetts 02205-9230
 (617) 663-3000 or (800) 344-1029                     www.manulifeusa.com




                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                       OF NORTH AMERICA SEPARATE ACCOUNT A
                                       OF
            THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA

                       FLEXIBLE PURCHASE PAYMENT DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING


         This Prospectus describes an annuity contract issued by The Manufacturers Life Insurance Company of North America ("WE" or "US"). The contract is a flexible purchase payment, deferred, combination fixed and variable annuity contract, including both an individual contract and a participating interest in a group contract. Participation in a group contract will be separately accounted for by the issuance of a certificate evidencing your interest under the contract. An individual contract will usually be issued only where a group contract may not be used. The certificate and individual annuity contract are hereafter referred to as the "CONTRACT." Contract values and annuity benefit payments are based upon sixty-seven investment options. Sixty-two options are variable and five are fixed account options.


     - Contract values (other than those allocated to one of the fixed accounts) and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, The Manufacturers Life Insurance Company of North America Separate Account A (the "VARIABLE ACCOUNT"). Contract values may be allocated to, and transferred among, one or more of those sub-accounts.

     - Each sub-account's assets are invested in a corresponding portfolio of a mutual fund, Manufacturers Investment Trust (the "TRUST") or Merrill Lynch Variable Series Funds, Inc. ("MERRILL VARIABLE FUNDS"). We will provide the contract owner ("YOU") with prospectuses for the Trust and Merrill Variable Funds with this Prospectus.

     - SHARES OF THE TRUST AND MERRILL VARIABLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

     - Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTIONS" below, this Prospectus describes only the variable portion of the contract.

     -    Special terms are defined in a glossary in Appendix A.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING.

THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

- ADDITIONAL INFORMATION about the contract and the Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the SEC and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing us at the address on the front cover or by telephoning (800) 344-1029.

- The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Variable Account.


                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS


         General Information and History....................
         Performance Data...................................
         Services
              Independent Auditors..........................
              Servicing Agent...............................
              Principal Underwriter.........................
         Audited Financial Statements.......................



                   The date of this Prospectus is May 1, 2001.


VENTURE, PRO5/2001 (MLIM)

                                TABLE OF CONTENTS

SUMMARY ......................................................................................
GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT, THE TRUST AND MERRILL VARIABLE FUNDS......
     The Manufacturers Life Insurance Company of North America ...............................
     The Variable Account ....................................................................
     The Trust ...............................................................................
     Merrill Variable Funds ..................................................................
DESCRIPTION OF THE CONTRACT ..................................................................
   ELIGIBLE GROUPS ...........................................................................
   ACCUMULATION PERIOD PROVISIONS ............................................................
     Purchase Payments .......................................................................
     Accumulation Units ......................................................................
     Value of Accumulation Units .............................................................
     Net Investment Factor ...................................................................
     Transfers Among Investment Options ......................................................
     Maximum Number of Investment Options ....................................................
     Telephone Transactions ..................................................................
     Special Transfer Services - Dollar Cost Averaging .......................................
     Asset Rebalancing Program ...............................................................
     Withdrawals .............................................................................
     Special Withdrawal Services - The Income Plan ...........................................
     Death Benefit During Accumulation Period ................................................
   PAY-OUT PERIOD PROVISIONS .................................................................
     General .................................................................................
     Annuity Options .........................................................................
     Determination of Amount of the First Variable Annuity Payment ...........................
     Annuity Units and the Determination of Subsequent Variable Annuity Payments .............
     Transfers During Pay-out Period .........................................................
     Death Benefit During Pay-out Period .....................................................
   OTHER CONTRACT PROVISIONS .................................................................
     Ten Day Right to Review .................................................................
     Ownership ...............................................................................
     Annuitant ...............................................................................
     Beneficiary .............................................................................
     Modification ............................................................................
     Our Approval ............................................................................
     Discontinuance of New Owners ............................................................
     Misstatement and Proof of Age, Sex or Survival ..........................................
   FIXED ACCOUNT INVESTMENT OPTIONS ..........................................................
   GUARANTEED RETIREMENT INCOME PROGRAM ......................................................
CHARGES AND DEDUCTIONS .......................................................................
     Withdrawal Charges ......................................................................
     Reduction or Elimination of Withdrawal Charge ...........................................
     Administration Fees .....................................................................
     Reduction or Elimination of Annual Administration Fee ...................................
     Mortality and Expense Risks Charge ......................................................
     Taxes ...................................................................................
     Expenses of Distributing Contracts ......................................................
FEDERAL TAX MATTERS ..........................................................................
   INTRODUCTION ..............................................................................
   OUR TAX STATUS ............................................................................
   TAXATION OF ANNUITIES IN GENERAL ..........................................................
     Tax Deferral During Accumulation Period .................................................
     Taxation of Partial and Full Withdrawals ................................................
     Taxation of Annuity Benefit Payments ....................................................
     Taxation of Death Benefit Proceeds ......................................................
     Penalty Tax on Premature Distributions ..................................................
     Aggregation of Contracts ................................................................
   QUALIFIED RETIREMENT PLANS ................................................................
     Direct Rollovers ........................................................................
     Loans ...................................................................................
FEDERAL INCOME TAX WITHHOLDING ...............................................................
GENERAL MATTERS ..............................................................................
     Performance Data ........................................................................
     Asset Allocation and Timing Services ....................................................
     Restrictions Under the Texas Optional Retirement Program ................................
     Distribution of Contracts ...............................................................
     Contract Owner Inquiries ................................................................
     Confirmation Statements .................................................................
     Legal Proceedings .......................................................................
      Cancellation of Contract ...............................................................
     Voting Interest .........................................................................
     Reinsurance Arrangements ................................................................
APPENDIX A: SPECIAL TERMS ....................................................................    A-1
APPENDIX B: TABLE OF ACCUMULATION UNIT VALUES FOR CONTRACTS DESCRIBED IN THIS PROSPECTUS......    B-1
APPENDIX C: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE .....................................    C-1
APPENDIX D: STATE PREMIUM TAXES ..............................................................    D-1
APPENDIX E: PENNSYLVANIA MAXIMUM MATURITY AGE ................................................    E-1
APPENDIX F: PRIOR CONTRACTS - VEN 7 AND VEN 8 CONTRACTS ......................................    F-1
APPENDIX G: PRIOR CONTRACTS - VEN 1 AND VEN 3 CONTRACTS ......................................    G-1
APPENDIX H: EXCHANGE OFFER - VEN 7 AND VEN 8 CONTRACTS .......................................    H-1
APPENDIX I: EXCHANGE OFFER - VEN 1 AND VEN 3 CONTRACTS .......................................    I-1
APPENDIX J: EXCHANGE OFFER - MANAMERICA LIFESTYLE ANNUITY CONTRACTS ..........................    J-1
APPENDIX K: EXCHANGE OFFER - MANAMERICA MULTI-ACCOUNT FLEXIBLE PAYMENT VARIABLE ANNUITY ......    K-1
APPENDIX L: QUALIFIED PLAN TYPES .............................................................    L-1


                                     SUMMARY

OVERVIEW OF THE CONTRACT. The contract offered by this Prospectus is a flexible purchase payment deferred combination fixed and variable annuity contract. The contract provides for the accumulation of contract values and the payment of annuity benefits on a variable and/or fixed basis. The Prospectus describes both participating interests in group deferred annuity contracts and individual deferred annuity contracts.

Under the contract, you make one or more payments to us for a period of time (the "ACCUMULATION PERIOD") and then later, beginning on the "MATURITY DATE" we make one or more annuity benefit payments to you (the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan.

When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax-qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments, protection through the death benefit, and guaranteed fees.

OTHER CONTRACTS. Prior to 1995, we issued four classes of variable annuity contracts which are no longer being issued but under which purchase payments may continue to be made: "VEN 1" contracts, which were sold during the period from June, 1985 until June, 1987; "VEN 3" contracts, which were sold during the period from November, 1986 until October, 1993; "VEN 8" contracts which were sold during the period from September, 1992 until February, 1995; and "VEN 7" contracts which were sold during the period from August, 1989 until April, 1999. This Prospectus principally describes the contract offered by this Prospectus but also describes the Ven 8, Ven 7, Ven 3 and Ven 1 contracts (collectively, "prior contracts"). The principal differences between the contract offered by this Prospectus and the prior contracts relate to the investment options available under the contracts, charges made by the Company, death benefit provisions and in the case of Ven 7 and Ven 8 contracts, a minimum interest rate to be credited for any guarantee period under the fixed portion of the contract (see "Appendices F and G").

PURCHASE PAYMENT LIMITS. Except as noted below, the minimum initial purchase payment is $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. Purchase payments normally may be made at any time. If a purchase payment would cause your contract value to exceed $1,000,000, or your contract value already exceeds $1,000,000, however, you must obtain our approval in order to make the payment. If permitted by state law, we may cancel your contract if you have made no payments for two years, your contract value is less than $2,000 and your payments over the life of your contract, minus your withdrawals over the life of the contract is less than $2,000.


INVESTMENT OPTIONS. Upon issuance of the contract, purchase payments may be allocated among up to seventeen of the available investment options (including all fixed account investment options). After the contract is issued, there is no limit on the number of investment options to which you may allocate purchase payments. Currently, sixty-two Variable Account investment options and five fixed account investment options are available under the contract. Each Variable Account investment options is a sub-account of the Variable Account that invests in a corresponding portfolio of the Trust or Merrill Variable Funds. A full description of each portfolio of the Trust or Merrill Variable Funds is in the accompanying Prospectus of the Trust or Merrill Variable Funds. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the portfolio underlying each sub-account of the Variable Account you select and/or upon the interest we credit on each fixed account option you select. Subject to certain regulatory limitations, we may elect to add, subtract or substitute investment options. Fixed accounts are not available in all states.


Allocating assets only to one or a small number of the investment options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your contract will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. The Company does not provide advice regarding appropriate investment allocations, please discuss this matter with your financial adviser.

TRANSFERS. During the accumulation period, you may transfer your contract values among the Variable Account investment options and from the Variable Account investment options to the fixed account investment options without charge. In addition, you may transfer contract values among the fixed account investment options and from the fixed account investment options to the Variable Account investment options, subject to a one year holding period requirement (with certain exceptions) and a market value charge which may apply to such a transfer. During the pay-out period, you may transfer your allocations among the Variable Account investment options, but transfers from Variable Account options to fixed account options or from fixed account options to Variable Account options are not permitted.

WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% IRS penalty tax. A systematic withdrawal plan service is available under the contract.

CONFIRMATION STATEMENTS. We will send you confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuity Service Office (at the address or phone number shown on the cover of this Prospectus). If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

DEATH BENEFITS. We will pay the death benefit described below to your BENEFICIARY if you die during the accumulation period. If a contract is owned by more than one person, then the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any ANNUITANT (a natural person or persons to whom ANNUITY BENEFIT PAYMENTS are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms. The formula used to calculate the death benefit may vary according to the age(s) of the contract owner(s) at the time the contract is issued and the age of the contract owner who dies. If there are any unpaid loans (including unpaid interest) under the contract, the death benefit equals the death benefit calculated according to the applicable formula, minus the amount of the unpaid loans. If the annuitant dies during the pay-out period and annuity payment method selected called for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary. See F for information on death benefit provisions of Ven 7 and Ven 8 contracts and Appendix G for information on death benefit provisions of Ven 1 and Ven 3 contracts.

ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity payment options. Periodic annuity benefit payments will begin on the "maturity date" (the first day of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option. Annuity benefit payments are made to the annuitant.

GUARANTEED RETIREMENT INCOME PROGRAM. The Guaranteed Retirement Income Program ("GRIP") guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. GRIP is based on the aggregate net purchase payments applied to the contract, accumulated at interest, minus an adjustment for any partial withdrawals (the "INCOME BASE"). The amount of the monthly annuity payment provided by GRIP is determined by applying the Income Base to the monthly income factors set forth in the GRIP Rider. Because the fixed annuity options provided for in the contract are based on the contract value at the time of annuitization, the amount of the monthly payments under such options may exceed the monthly payments provided by the GRIP Rider. If GRIP is exercised and the annuity payment available under the contract is greater than the monthly payment provided by the GRIP Rider, we will pay the monthly annuity payment available under the contract. GRIP is available for new contracts issued on or after May 1, 1998. GRIP is not available in all states and is not available for Ven 7, Ven 8, Ven 3 or Ven 1.

REINSURANCE ARRANGEMENTS. We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that are currently reinsured include guaranteed death benefits, fixed account guarantees, and GRIP.

TEN DAY REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.

MODIFICATION. In the case of a group annuity contract, we may not modify the contract or any certificate without the consent of the group holder or the owner, as applicable, except to make it conform to any law or regulation or ruling issued by a governmental agency. However, on 60 days' notice to the group holder, we may change the withdrawal charges, administration fees, mortality and expense risks charges, free withdrawal percentage, annuity purchase rates and the market value charge as to any certificates issued after the effective date of the modification.

DISCONTINUANCE OF NEW OWNERS. In the case of a group annuity contract, on thirty days' notice to the group holder, we may limit or discontinue acceptance of new applications and the issuance of new certificates.


TAXATION. Generally all earnings on the underlying investments are tax-deferred until withdrawn or until annuity benefit payments begin. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals generally are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A 10% penalty tax may apply to withdrawals and annuity benefit programs prior to age 59-1/2.


CHARGES AND DEDUCTIONS. The following table and Example are designed to assist you in understanding the various costs and expenses related to the contract. The table reflects expenses of the Variable Account and the underlying portfolios. In addition to the items listed in the following table, premium taxes may be applicable to certain contracts. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions." The items listed under "Trust Annual Expenses" are described in detail in the accompanying Prospectuses of the Trust and Merrill Variable Funds.

CONTRACT OWNER TRANSACTION EXPENSES


See Appendix F for additional information regarding contract owner transaction expenses for Ven 7 and Ven 8 contracts. See Appendix G for information regarding contract owner transaction expenses for Ven 3 and Ven 1 contracts.

Deferred sales load (as percentage of purchase payments):



              NUMBER OF COMPLETE YEARS                 WITHDRAWAL CHARGE
            PURCHASE PAYMENT IN CONTRACT                  PERCENTAGE
                          0                                   6%
                          1                                   6%
                          2                                   5%
                          3                                   5%
                          4                                   4%
                          5                                   3%
                          6                                   2%
                          7+                                  0%

ANNUAL CONTRACT FEE          .......................................................    $30(1)

SEPARATE ACCOUNT ANNUAL EXPENSES
   (as a percentage of average account value)
Mortality and expense risks fee.....................................................    1.25%
Administration fee - asset based....................................................    0.15%
Total Separate Account Annual Expenses..............................................    1.40%
OPTIONAL GRIP RIDER FEE.............................................................    0.25%(2)
   (as a percentage of the Income Base)

(1) The $30 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment account values is greater than or equal to $100,000. This provision does not apply to Ven 7 or Ven 8 contracts. See Appendix F.

(2) If the Guaranteed Retirement Income Program is elected, this fee is deducted on each contract anniversary. The Guaranteed Retirement Income Program is not available for Ven 7, Ven 8, Ven 3 or Ven 1 contracts (see "GUARANTEED RETIREMENT INCOME PROGRAM").


TRUST ANNUAL EXPENSES


(as a percentage of Trust average net assets for the fiscal year ended December 31, 2000)




                                                               OTHER EXPENSES
                                           MANAGEMENT          (AFTER EXPENSE             TOTAL TRUST
TRUST PORTFOLIO                               FEES             REIMBURSEMENT)           ANNUAL EXPENSES
                                                                                         (AFTER EXPENSE
                                                                                         REIMBURSEMENT)
-------------------------------------------------------------------------------------------------------
Internet Technologies...............       1.150%                0.130%                     1.280%(E)
Pacific Rim Emerging Markets........       0.850%                0.180%                     1.030%
Telecommunications..................       1.100%                0.130%                     1.230%(A)
Science & Technology................       1.100%(F)             0.040%                     1.140%
International Small Cap.............       1.100%                0.440%                     1.540%
Health Sciences.....................       1.100%(F)             0.130%                     1.230%(A)
Aggressive Growth...................       1.000%                0.070%                     1.070%
Emerging Small Company..............       1.050%                0.050%                     1.100%
Small Company Blend.................       1.050%                0.140%                     1.190%
Dynamic Growth......................       1.000%                0.070%                     1.070%(E)
Mid Cap Growth......................       1.000%                0.280%                     1.280%(A)
Mid Cap Opportunities...............       1.000%                0.230%                     1.230%(A)
Mid Cap Stock.......................       0.925%                0.075%                     1.000%
All Cap Growth......................       0.950%                0.050%                     1.000%
Financial Services..................       0.950%                0.090%                     1.040%(A)
Overseas............................       0.950%                0.200%                     1.150%
International Stock.................       1.050%                0.180%                     1.230%
International Value.................       1.000%                0.180%                     1.180%
Capital Appreciation................       0.900%                0.500%(H)                  1.400%(H)

Strategic Opportunities (I).........       0.850%                0.050%                     0.900%

Quantitative Mid Cap................       0.800%                0.070%                     0.870%(A)

Global Equity.......................       0.900%                0.120%                     1.020%

Strategic Growth....................       0.900%                0.120%                     1.020%(A)

Growth..............................       0.850%                0.050%                     0.900%

Large Cap Growth....................       0.875%                0.065%                     0.940%

All Cap Value.......................       0.950%                0.140%                     1.090%(A)

Capital Opportunities...............       0.900%                0.160%                     1.060%(A)

Quantitative Equity.................       0.700%                0.050%                     0.750%

Blue Chip Growth....................       0.875%(F)             0.035%                     0.910%

Utilities...........................       0.900%                0.270%                     1.170%(A)

Real Estate Securities..............       0.800%(A)             0.060%                     0.860%

Small Company Value.................       1.050%(F)             0.190%                     1.240%

Mid Cap Value.......................       0.950%                0.160%                     1.110%(A)

Value...............................       0.800%                0.060%                     0.860%

Tactical Allocation.................       0.900%                0.430%                     1.330%(E)

Fundamental Value...................       0.950%                0.130%                     1.080%(A)

Growth & Income.....................       0.750%                0.040%                     0.790%

U.S. Large Cap Value................       0.875%                0.055%                     0.930%

Equity-Income.......................       0.875%(F)             0.035%                     0.910%

Income & Value......................       0.800%                0.060%                     0.860%

 Balanced...........................       0.704%(A)             0.060%                     0.764%

High Yield..........................       0.775%                0.065%                     0.840%

Strategic Bond......................       0.775%                0.095%                     0.870%

Global Bond.........................       0.800%                0.200%                     1.000%

Total Return........................       0.775%                0.065%                     0.840%

Investment Quality Bond.............       0.650%                0.080%                     0.730%

Diversified Bond....................       0.750%                0.060%                     0.810%

U.S. Government Securities..........       0.650%                0.070%                     0.720%

Money Market........................       0.500%                0.040%                     0.540%

Small Cap Index.....................       0.525%                0.075%(G)                  0.600%(E)

International Index.................       0.550%                0.050%(G)                  0.600%(E)

Mid Cap Index.......................       0.525%                0.075%(G)                  0.600%(E)

Total Stock Market Index............       0.525%                0.075%(G)                  0.600%(E)

500 Index...........................       0.525%                0.025%(G)                  0.550%(E)

Lifestyle Aggressive 1000(D)........       0.070%                1.050%(B)                  1.120%(C)

Lifestyle Growth 820(D).............       0.055%                0.980%(B)                  1.035%(C)

Lifestyle Balanced 640(D)...........       0.055%                0.890%(B)                  0.945%(C)

Lifestyle Moderate 460(D)...........       0.064%                0.820%(B)                  0.884%(C)

Lifestyle Conservative 280(D).......       0.075%                0.780%(B)                  0.855%(C)


(A) Based on estimates to be made during the current fiscal year.

(B) Reflects expenses of the Underlying Portfolios.


(C) The investment adviser to the Trust, Manufacturers Securities Services, LLC ("MSS" or the "Adviser") has voluntarily agreed to pay certain expenses of each Lifestyle Trust (excluding the expenses of the Underlying Portfolios) as follows:



    If total expenses of a Lifestyle Trust (absent reimbursement) exceed 0.075%, the Adviser will reduce the advisory fee or reimburse expenses of that Lifestyle Trust by an amount such that total expenses of the Lifestyle Trust equal 0.075%. If the total expenses of the Lifestyle Trust (absent reimbursement) are equal to or less than 0.075%, then no expenses will be reimbursed by the Adviser. (For purposes of the expense reimbursement, total expenses of a Lifestyle Trust includes the advisory fee but excludes (a) the expenses of the Underlying Portfolios, (b) taxes, (c) portfolio brokerage,
    (d) interest, (e) litigation and (f) indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business.)



    This voluntary expense reimbursement may be terminated at any time. If such expense reimbursement was not in effect, Total Trust Annual Expenses would be higher (based on current advisory fees and the Other Expenses of the Lifestyle Trusts for the fiscal year ended December 31, 2000) as noted in the chart below:

                                          MANAGEMENT               OTHER               TOTAL TRUST
     TRUST PORTFOLIO                         FEES                 EXPENSES         ANNUAL EXPENSES
     ---------------------------------------------------------------------------------------------
     Lifestyle Aggressive 1000......       0.070%                1.075%                1.145%
     Lifestyle Growth 820...........       0.055%                0.990%                1.045%
     Lifestyle Balanced 640.........       0.055%                0.900%                0.955%
     Lifestyle Moderate 460.........       0.064%                0.845%                0.909%
     Lifestyle Conservative 280.....       0.075%                0.812%                0.887%



(D) Each Lifestyle Trust will invest in shares of the Underlying Portfolios. Therefore, each Lifestyle Trust will bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios in which it invests, and the investment return of each Lifestyle Trust will be net of the Underlying Portfolio expenses. Each Lifestyle Portfolio must bear its own expenses. However, the Adviser is currently paying certain of these expenses as described in footnote (C) above.



(E) Annualized - For the period May 1, 2000 (commencement of operations) to December 31, 2000.



(F) Effective June 1, 2000, the Adviser voluntarily agreed to waive a portion of its advisory fee for the Science & Technology Trust, Health Sciences Trust, Small Company Value Trust, the Blue Chip Growth Trust and the Equity-Income Trust. The fee reduction is based on the combined asset level of all five portfolios and the International Stock Trust. Once the combined assets exceed specified amounts, the fee reduction is increased. The percentage fee reduction for each asset level is as follows:



                  COMBINED ASSET LEVELS                                FEE REDUCTION
                  ---------------------                                -------------
                                                              (AS A PERCENTAGE OF THE ADVISORY FEE)
                                                              -------------------------------------
                  First $750 million                                   0.00%
                  Between $750 million and $1.5 billion                2.50%
                  Between $1.5 billion and $3.0 billion                3.75%
                  Over $3.0 billion                                    5.00%



    The fee reductions are applied to the advisory fees of each of the five portfolios. This voluntary fee waiver may be terminated at any time by the adviser. As of February 28, 2001, the combined asset level for all six portfolios was approximately $4.469 billion resulting in a fee reduction of 3.065%. There is no guarantee that the combined asset level will remain at this amount. If the combined asset level were to decrease to a lower breakpoint, the fee reduction would decrease as well.



(G) MSS has voluntarily agreed to pay expenses of each Index Trust (excluding the advisory fee) that exceed the following amounts: 0.050% in the case of the International Index Trust and 500 Index Trust and 0.075% in the case of the Small Cap Index Trust, the Mid Cap Index Trust and Total Stock Market Index Trust. If such expense reimbursement were not in effect, it is estimated that "Other Expenses" and "Total Trust Annual Expenses" would be 0.097% and 0.650%, respectively, for the International Index Trust, 0.125% and 0.650%, respectively, for the Small Cap Index Trust, and 0.164% and 0.690%, respectively, for the Mid Cap Index Trust and 0.090% and 0.620%, respectively, for the Total Stock Market Index Trust. It is estimated that the expense reimbursement will not be effective during the year end December 31, 2001 for the 500 Index Trust. The expense reimbursement may be terminated at any time by MSS.



(H) Annualized - For period November 1, 2000 (commencement of operations) to December 31, 2000. For all portfolios except the Lifestyle Trusts, the Adviser reduces its advisory fee or reimburses the portfolio if the total of all expenses (excluding advisory fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio's business) exceed certain annual rates. In the case of the Capital Appreciation Trust, the Adviser reimbursed the portfolio for certain expenses for the year ended December 31, 2000. If such expense reimbursement were not in effect, it is estimated that "Other Expenses" and "Total Trust Annual Expenses" would be 0.700% and 1.600%, respectively. These voluntary expense reimbursements may be terminated at any time.



(I) Formerly, Mid Cap Blend.


MERRILL VARIABLE FUNDS ANNUAL EXPENSES:  CLASS B SHARES
(as a percentage of average net assets and after waivers and reimbursements)


                                MANAGEMENT                                              TOTAL ANNUAL FUND
                                   FEE                            OTHER EXPENSES       OPERATING EXPENSES
                               (AFTER EXPENSE                      (AFTER EXPENSE         (AFTER EXPENSE
                               REIMBURSEMENT                      REIMBURSEMENT         REIMBURSEMENT
   PORTFOLIO                    AND WAIVER         12b-1 FEES     AND WAIVER)(A)         AND WAIVER)(B)
-----------------               ----------         ----------     ------------           ------------
Merrill Lynch Small
Cap Value Focus (D)               0.75%            0.15%            0.06%                   0.96%

Merrill Lynch Basic Value
Focus                             0.60%            0.15%             0.05%                  0.80%

Merrill Lynch Developing
Capital Markets Focus             0.53%(C)         0.15%            0.72%                   1.40%(C)



(A) Note that these are the expenses for the fiscal year ended December 31, 2000.



(B) Merrill Lynch Investment Management, L.P. ("MLIM") and Merrill Lynch Life Agency, Inc. have entered into a Reimbursement Agreement that limits the operating expenses (excluding any distribution fees imposed on shares of Class B Common Stock) paid by each portfolio in a given year to 1.25% of its average net assets. This Reimbursement Agreement is expected to remain in effect for the current year.



(C) During 2000, MLIM waived management fees for the Developing Capital Markets Focus Fund in the amount totaling 0.47% of that Fund's average daily net assets of Class B shares; absent this waiver, the management fee and the total expenses for Class B shares of this Fund would have been 1.00% and 1.87%, respectively. This voluntary expense waiver may be terminated at any time.


(D) Formerly, the Merrill Lynch Special Value Focus Fund.

EXAMPLE

         The Example of Expenses below is shown with both the Optional GRIP Rider Fee reflected

 .  The Optional GRIP Rider Fee is assessed if the Guaranteed Retirement Income
   Program is elected.

For more information see "Guaranteed Retirement Income Program" below.


                  The Optional GRIP Rider Fee is reflected in the following example. The example assumes a growth factor of 6% and the Income Base is not stepped-up.


You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if you surrendered the contract at the end of the applicable time period:


TRUST PORTFOLIO                                  1 YEAR          3 YEAR          5 YEAR         10 YEAR
----------------                                 ------          ------          ------         -------
Internet Technologies                              86             141             199             337
Pacific Rim Emerging Markets                       83             134             186             313
Telecommunications                                 85             140             196             333
Science & Technology                               84             137             192             324
International Small Cap                            88             149             211             362
Health Sciences                                    85             140             196             333
Aggressive Growth                                  84             135             188             317
Emerging Small Company                             84             136             190             320
Small Company Blend                                85             139             194             329
Dynamic Growth                                     84             135             188             317
Mid Cap Growth                                     86             141             199             337
Mid Cap Opportunities                              85             140             196             333
Mid Cap Stock                                      83             133             185             310
All Cap Growth                                     83             133             185             310
Financial Services                                 83             134             187             314
Overseas                                           84             138             192             325
International Stock                                85             140             196             333
International Value                                85             138             194             328

TRUST PORTFOLIO                                  1 YEAR          3 YEAR          5 YEAR         10 YEAR
----------------                                 ------          ------          ------         -------
Capital Appreciation                               87             145             205             349
Strategic Opportunities(A)                         82             130             180             300
Quantitative Mid Cap                               82             130             178             297
Global Equity                                      83             134             186             312
Strategic Growth                                   83             134             186             312
Growth                                             82             130             180             300
Large Cap Growth                                   82             132             182             304
All Cap Value                                      84             136             189             319
Capital Opportunities                              84             135             188             316
Quantitative Equity                                81             126             172             285
Blue Chip Growth                                   82             131             180             301
Utilities                                          85             138             193             327
Real Estate Securities                             82             129             178             296
Small Company Value                                85             140             197             333
Mid Cap Value                                      84             136             190             321
Value                                              82             129             178             296
Tactical Allocation                                86             143             201             342
Fundamental Value                                  84             136             189             318
Growth & Income                                    81             127             174             289
U.S. Large Cap Value                               82             131             181             303
Equity-Income                                      82             131             180             301
Income & Value                                     82             129             178             296
Balanced                                           81             127             173             287
High Yield                                         81             129             177             294
Strategic Bond                                     82             130             178             297
Global Bond                                        83             133             185             310
Total Return                                       81             129             177             294
Investment Quality Bond                            80             126             171             283
Diversified Bond                                   81             128             175             291
U.S. Government Securities                         80             125             171             282
Money Market                                       79             120             162             264
Small Cap Index                                    79             122             165             270
International Index                                79             122             165             270
Mid Cap Index                                      79             122             165             270
Total Stock Market Index                           79             122             165             270
500 Index                                          79             120             162             265
Lifestyle Aggressive 1000                          84             137             191             322
Lifestyle Growth 820                               83             134             187             314
Lifestyle Balanced 640                             82             132             182             305
Lifestyle Moderate 460                             82             130             179             299
Lifestyle Conservative 280                         82             129             178             296
Merrill Lynch Small Cap Value Focus                83             132             183             306
Merrill Lynch Basic Value Focus                    81             128             175             290
Merrill Lynch Developing Capital Markets           87             145             205             349



(A) Formerly, the Mid Cap Blend Trust



                  The Optional GRIP Rider Fee is reflected in the following example. The example assumes a growth factor of 6% and the Income Base is not stepped-up.



You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if you annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period:

TRUST PORTFOLIO                                   1 YEAR          3 YEAR          5 YEAR         10 YEAR
---------------                                   ------          ------          ------         -------
Internet Technologies                               30              93             159             337
Pacific Rim Emerging Markets                        28              86             146             313
Telecommunications                                  30              92             156             333
Science & Technology                                29              89             152             324
International Small Cap                             33             101             171             362
Health Sciences                                     30              92             156             333
Aggressive Growth                                   28              87             148             317
Emerging Small Company                              28              88             150             320
Small Company Blend                                 29              90             154             329
Dynamic Growth                                      28              87             148             317
Mid Cap Growth                                      30              93             159             337
Mid Cap Opportunities                               30              92             156             333
Mid Cap Stock                                       27              85             145             310
All Cap Growth                                      27              85             145             310
Financial Services                                  28              86             147             314
Overseas                                            29              89             152             325
International Stock                                 30              92             156             333
International Value                                 29              90             154             328
Capital Appreciation                                31              97             165             349
Strategic Opportunities(A)                          26              82             140             300
Quantitative Mid Cap                                26              81             138             297
Global Equity                                       28              85             146             312
Strategic Growth                                    28              85             146             312
Growth                                              26              82             140             300
Large Cap Growth                                    27              83             142             304
All Cap Value                                       28              87             149             319
Capital Opportunities                               28              86             148             316
Quantitative Equity                                 25              77             132             285
Blue Chip Growth                                    27              82             140             301
Utilities                                           29              90             153             327
Real Estate Securities                              26              80             138             296
Small Company Value                                 30              92             157             333
Mid Cap Value                                       29              88             150             321
Value                                               26              80             138             296
Tactical Allocation                                 31              94             161             342
Fundamental Value                                   28              87             149             318
Growth & Income                                     25              78             134             289
U.S. Large Cap Value                                27              83             141             303
Equity-Income                                       27              82             140             301
Income & Value                                      26              80             138             296
Balanced                                            25              78             133             287
High Yield                                          26              80             137             294
Strategic Bond                                      26              81             138             297
Global Bond                                         27              85             145             310
Total Return                                        26              80             137             294
Investment Quality Bond                             25              77             131             283
Diversified Bond                                    26              79             135             291
U.S. Government Securities                          25              76             131             282
Money Market                                        23              71             122             264
Small Cap Index                                     23              73             125             270
International Index                                 23              73             125             270
Mid Cap Index                                       23              73             125             270
Total Stock Market Index                            23              73             125             270
500 Index                                           23              71             122             265

 TRUST PORTFOLIO                                 1 YEAR          3 YEAR          5 YEAR         10 YEAR
----------------                                 ------          ------          ------         -------
Lifestyle Aggressive 1000                           29              88             151             322
Lifestyle Growth 820                                28              86             147             314
Lifestyle Balanced 640                              27              83             142             305
Lifestyle Moderate 460                              26              81             139             299
Lifestyle Conservative 280                          26              80             138             296
Merrill Lynch Small Cap Value Focus                 27              83             143             306
Merrill Lynch Basic Value Focus(B)                  25              79             135             290
Merrill Lynch Developing Capital Markets            31              97             165             349



(A)Formerly, the Mid Cap Blend Trust



         For purposes of presenting the foregoing Examples, we have made certain assumptions. We have assumed that, where applicable, the maximum deferred sales load is deducted, that there are no transfers or other transactions and that the "Other Expenses" line item under "Trust Annual Expenses" and "Merrill Variable Funds Annual Expenses" will remain the same (including any voluntary expense reimbursement continuing in effect). Those assumptions, (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the portfolios which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE AMOUNTS LISTED IN THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESSER THAN THOSE SHOWN.


         In addition, for purposes of calculating the values in the above Example, the Company has translated the $30 annual administration charge listed under "Annual Contract Fee" to a 0.050% annual asset charge based on the $60,000 approximate average size of contracts of this series. So translated, such charge would be higher for smaller contracts and lower for larger contracts.

A TABLE OF ACCUMULATION UNIT VALUES RELATING TO THE CONTRACT IS INCLUDED IN APPENDIX B TO THIS PROSPECTUS.

LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR

         Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.

GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT, THE TRUST AND MERRILL VARIABLE FUNDS

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA

WE ARE AN INDIRECT SUBSIDIARY OF MFC.

         We are a stock life insurance company organized under the laws of Delaware in 1979. Our principal office is located at 500 Boylston Street, Suite 400, Boston, Massachusetts 02116-3739. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as MANULIFE FINANCIAL.

         The Manufacturers Life Insurance Company of North America's financial ratings are as follows:

                  A++ A.M. Best
                  Superior in financial strength; 1st category of 15


                  AAA  Fitch
                  Highest in insurer financial strength; 1st category of 22


                  AA+ Standard & Poor's
                  Very strong in financial strength; 2nd category of 21

                  Aa2 Moody's
                  Excellent in financial strength; 3rd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of The Manufacturers Life Insurance Company of North America's ability to honor the death benefit, fixed account guarantees and life annuitization guarantees but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

THE VARIABLE ACCOUNT

THE VARIABLE ACCOUNT IS ONE OF OUR SEPARATE ACCOUNTS THAT INVESTS THE CONTRACT VALUES YOU ALLOCATE TO IT IN THE TRUST OR MERRILL VARIABLE FUNDS PORTFOLIO(S) YOU SELECT.

         We established the Variable Account on August 24, 1984. The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.


         The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.


         The Variable Account currently has sixty-two sub-accounts. We reserve the right, subject to compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish. We will not eliminate existing sub-accounts or combine sub-accounts without the prior approval of the appropriate state or federal regulatory authorities. See Appendix G for information on sub-accounts available to Ven 1 contracts.

THE TRUST AND MERRILL VARIABLE FUNDS ARE MUTUAL FUNDS IN WHICH THE VARIABLE ACCOUNT INVESTS.

THE TRUST


         The assets of each sub-account of the Variable Account (other than the three sub-accounts invested in the Merrill Variable Funds described below) are invested in shares of a corresponding investment portfolio of the Trust. A description of each Trust portfolio is set forth below. The Trust is registered under the 1940 Act as an open-end management investment company. Each of the portfolios is diversified for purposes of the 1940 Act, except for the Dynamic Growth Trust, Global Bond Trust, Utilities, Health Sciences and the five Lifestyle Trusts which are non-diversified. The Trust receives investment advisory services from Manufacturers Securities Services, LLC ("MSS").



         The Trust currently has twenty-five subadvisers who manage all of the portfolios, one of which subadvisers is Manufacturers Adviser Corporation ("MAC"). Both MSS and MAC are affiliates of ours.



         SUBADVISER                                                      PORTFOLIO
         ----------                                                      ---------
         A I M Capital Management, Inc.                                  All Cap Growth Trust
                                                                         Aggressive Growth Trust

         Capital Guardian Trust Company                                  Small Company Blend Trust
                                                                         U.S. Large Cap Value Trust
                                                                         Income & Value Trust
                                                                         Diversified Bond Trust

         Cohen & Steers Capital Management, Inc.                         Real Estate Securities Trust

         Davis Select Advisers, L.P.                                     Financial Services Trust
                                                                         Fundamental Value Trust

         The Dreyfus Corporation                                         All Cap Value Trust

         Fidelity Management & Research Company                          Strategic Opportunities Trust A
                                                                         Large Cap Growth Trust
                                                                         Overseas Trust

         Founders Asset Management LLC                                   International Small Cap Trust
                                                                         Balanced  Trust(C)

         Franklin Advisers, Inc.                                         Emerging Small Company Trust

         INVESCO Funds Group, Inc.                                       Telecommunications Trust
                                                                         Mid Cap Growth Trust

         Janus Capital Corporation                                       Dynamic Growth Trust

         Jennison Associates LLC                                         Capital Appreciation Trust

         Lord, Abbett & Co.                                              Mid Cap Value Trust

         Manufacturers Adviser Corporation                               Pacific Rim Emerging Markets Trust
                                                                         Quantitative Equity Trust
                                                                         Quantitative Mid Cap Trust
                                                                         Money Market Trust
                                                                         Index Trusts
                                                                         Lifestyle Trusts(B)
                                                                         Balanced Trust(C)

         Massachusetts Financial Services Company                        Strategic Growth Trust
                                                                         Capital Opportunities Trust
                                                                         Utilities Trust

         Miller Anderson & Sherrerd, LLP                                 Value Trust
                                                                         High Yield Trust

         Brinson Advisors, Inc.                                          Tactical Allocation Trust
         (formerly, Mitchell Hutchins Asset Management Inc.)

         Munder Capital Management                                       Internet Technologies Trust

         Pacific Investment Management Company                           Global Bond Trust
                                                                         Total Return Trust

         Putnam Investment Management, L.L.C.                            Global Equity Trust
                                                                         Mid Cap Opportunities Trust

         Salomon Brothers Asset Management Inc                           U.S. Government Securities Trust
                                                                         Strategic Bond Trust

         SSgA Funds Management, Inc.                                     Growth Trust
                                                                         Lifestyle Trusts(B)

         T. Rowe Price Associates, Inc.                                  Science & Technology Trust
                                                                         Small Company Value Trust
                                                                         Health Sciences Trust
                                                                         Blue Chip Growth Trust
                                                                         Equity-Income Trust

         T. Rowe Price International, Inc.                               International Stock Trust

         Templeton Investment Counsel, Inc.                              International Value Trust

         Wellington Management Company, LLP                              Growth & Income Trust
                                                                         Investment Quality Bond Trust
                                                                         Mid Cap Stock Trust



         -----------------
          (A) Formerly, the Mid Cap Blend Trust.



          (B) SSgA Funds Management, Inc. provides subadvisory consulting services to Manufacturers Adviser Corporation regarding management of the Lifestyle Trusts.



          (C) A shareholders meeting has been scheduled for May 4, 2001 to approve Manufacturers Adviser Corporation as the new subadviser to the Balanced Trust. If this change is approved by shareholders, it will be effective immediately.


          The following is a brief description of each portfolio:


The INTERNET TECHNOLOGIES TRUST seeks long-term capital appreciation by investing the portfolio's assets primarily in companies engaged in Internet-related business (such businesses also include Intranet-related businesses).


The PACIFIC RIM EMERGING MARKETS TRUST seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.


The TELECOMMUNICATIONS TRUST seeks capital appreciation (with earning income as a secondary objective) by investing, under normal market conditions, primarily in equity securities of companies engaged in the telecommunications sector, that is, in the design, development, manufacture, distribution or sale of communications services and equipment and companies that are involved in supplying equipment or services to such companies.



The SCIENCE & TECHNOLOGY TRUST seeks long-term growth of capital by investing at least 65% of the portfolio's total assets in common stocks of companies expected to benefit from the development, advancement, and use of science and technology. Current income is incidental to the portfolio's objective.



The INTERNATIONAL SMALL CAP TRUST seeks capital appreciation by investing primarily in securities issued by foreign companies which have total market capitalization or annual revenues of $1 billion or less. These securities may represent companies in both established and emerging economies throughout the world.



The HEALTH SCIENCES TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").


The AGGRESSIVE GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's asset principally in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which in the opinion of the subadviser are expected to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are in the small and medium-sized category.


The EMERGING SMALL COMPANY TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stock equity securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index ("small cap stocks") at the time of purchase.


The SMALL COMPANY BLEND TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index at the time of purchase.

The DYNAMIC GROWTH TRUST seeks long-term growth of capital by investing the portfolio's assets primarily in equity securities selected for their growth potential. Normally at least 50% of its equity assets are invested in medium-sized companies.



The MID CAP GROWTH TRUST seeks capital appreciation by investing primarily in common stocks of mid-sized companies - those with market capitalizations between $2 billion and $15 billion at the time of purchase.



The MID CAP OPPORTUNITIES TRUST seeks capital appreciation by investing, under normal market conditions, primarily in common stocks and other equity securities of U.S. companies, with a focus on growth stocks of mid size companies.


The MID CAP STOCK TRUST seeks long-term growth of capital by investing primarily in equity securities with significant capital appreciation potential, with emphasis on medium-sized companies.


The ALL CAP GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's assets, under normal market conditions, principally in common stocks of companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above average, long-term growth in earnings and have excellent prospects for future growth.



The FINANCIAL SERVICES TRUST seeks growth of capital by investing primarily in common stocks of financial companies. During normal market conditions, at least 65% of the portfolio's assets are invested in companies that are principally engaged in financial services. A company is "principally engaged" in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services.


The OVERSEAS TRUST seeks growth of capital by investing, under normal market conditions, at least 65% of the portfolio's assets in foreign securities (including American Depositary Receipts (ADRs) and European Depositary Receipts
(EDRs)). The portfolio expects to invest primarily in equity securities.

The INTERNATIONAL STOCK TRUST seeks long-term growth of capital by investing primarily in common stocks of established, non-U.S. companies.


The INTERNATIONAL VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in equity securities of companies located outside the U.S., including emerging markets.



The CAPITAL APPRECIATION TRUST seeks long-term capital growth by investing at least 65% of its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospectus. These companies are generally medium-to-large capitalization companies.



The STRATEGIC OPPORTUNITIES TRUST (formerly, Mid Cap Blend Trust) seeks growth of capital by investing primarily in common stocks of U.S. issuers and securities convertible into or carrying the right to buy common stocks.



The QUANTITATIVE MID CAP TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 65% of the portfolio's total assets in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants.



The GLOBAL EQUITY TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in equity securities of companies in at least three different countries, including the U.S. The portfolio may invest in companies of any size but emphasizes mid- and large-capitalization companies that the subadviser believes are undervalued.



The STRATEGIC GROWTH TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks and related securities (such as preferred stocks, bonds, warrants or rights convertible into stock and depositary receipts for these securities) of companies which the subadviser believes offer superior prospects for growth.

The GROWTH TRUST seeks long-term growth of capital by investing primarily in large capitalization growth securities (market capitalizations of approximately $1 billion or greater).

The LARGE CAP GROWTH TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 65% of the portfolio's assets in equity securities of companies with large market capitalizations.


The ALL CAP VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in the stocks of value companies of any size.



The CAPITAL OPPORTUNITIES TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. The portfolio focuses on companies which the subadviser believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.


The QUANTITATIVE EQUITY TRUST seeks to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above average rate of return.


The BLUE CHIP GROWTH TRUST seeks to achieve long-term growth of capital (current income is a secondary objective) by investing at least 65% of the portfolio's total assets in the common stocks of large and medium-sized blue chip companies. Many of the stocks in the portfolio are expected to pay dividends.



The UTILITIES TRUST seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing, under normal market conditions, at least 65% of the portfolio's total assets in equity and debt securities of domestic and foreign companies in the utilities industry.



The REAL ESTATE SECURITIES TRUST seeks to achieve a combination of long-term capital appreciation and current income by investing, under normal market conditions, substantially (at least 65% of total assets) in equity securities of real estate companies, such as real estate investment trusts ("REITs").



The SMALL COMPANY VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in small companies whose common stocks are believed to be undervalued. Normally, the portfolio will invest at least 65% of its total assets in companies with a market capitalization that do not exceed the maximum market capitalization of any security in the Russell 2000 Index at the time of purchase.



The MID CAP VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolios total assets in equity securities which the subadviser believes to be undervalued in the marketplace. Normally, at least 65% of the portfolio's total assets will consist of investments in mid-sized companies, with market capitalizations of roughly $500 million to $10 billion.



The VALUE TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, ADRs and other equity securities of companies with equity capitalizations usually greater than $300 million.


The TACTICAL ALLOCATION TRUST seeks total return, consisting of long-term capital appreciation and current income, by allocating the portfolio's assets between (i) a stock portion that is designed to track the performance of the S&P 500 Composite Stock Price Index, and (ii) a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days.


The FUNDAMENTAL VALUE TRUST seeks growth of capital by investing, under normal market conditions, primarily in common stocks of U.S. companies with market capitalizations of at least $5 billion that the subadviser believes are undervalued. The portfolio may also invest in U.S. companies with smaller capitalizations.

The GROWTH & INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of U.S. issuers which the subadviser believes are of high quality.


The U.S. LARGE CAP VALUE TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $500 million.

The EQUITY-INCOME TRUST seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.


The INCOME & VALUE TRUST seeks the balanced accomplishment of (a) conservation of principal and (b) long-term growth of capital and income by investing the portfolio's assets in both equity and fixed-income securities. The subadviser has full discretion to determine the allocation between equity and fixed income securities.




The BALANCED TRUST seeks current income and capital appreciation by investing the portfolio's assets in a balanced portfolio of (i) equity securities and (ii) fixed income securities.


The HIGH YIELD TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

The STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed income market as the subadviser believes will best contribute to achievement of the portfolio's investment objective.

The GLOBAL BOND TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing the portfolio's asset primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU), and the U.S. dollar.

The TOTAL RETURN TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 65% of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three- to six-year time frame based on the subadviser's forecast for interest rates.


The INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing primarily in a diversified portfolio of investment grade corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.


The DIVERSIFIED BOND TRUST seeks high total return consistent with the conservation of capital by investing at least 75% of the portfolio's assets in fixed income securities.


The U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.


The MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by U.S. entities.


The SMALL CAP INDEX TRUST seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index by attempting to track the performance of the Russell 2000 Index.*

The INTERNATIONAL INDEX TRUST seeks to approximate the aggregate total return of a foreign equity market index by attempting to track the performance of the Morgan Stanley European Australian Far East Free Index (the "MSCI EAFE Index").*

The MID CAP INDEX TRUST seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index by attempting to track the performance of the S&P Mid Cap 400 Index.*

The TOTAL STOCK MARKET INDEX seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the Wilshire 5000 Equity Index.*

The 500 INDEX TRUST seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the S&P 500 Composite Stock Price Index.*

The LIFESTYLE AGGRESSIVE 1000 TRUST seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the Trust ("Underlying Portfolios") which invest primarily in equity securities.

The LIFESTYLE GROWTH 820 TRUST seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE BALANCED 640 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE MODERATE 460 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to current income by investing approximately 60% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE CONSERVATIVE 280 TRUST seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Portfolios which invest primarily in equity securities.


*"Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "Standard and Poor's 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)" is a trademark of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.


         A full description of the Trust, including the investment objectives, policies and restrictions of, and the risks relating to investment in, each portfolio is contained in the Trust's Prospectus which we provided you along with this Prospectus. The Trust prospectus should be read carefully before allocating purchase payments to a sub-account.

MERRILL VARIABLE FUNDS


         The variable portion of your contract contains three additional investment options. Each portfolio is a series of Merrill Lynch Variable Series Funds, Inc. ("Merrill Variable Funds"). Merrill Variable Funds is registered under the 1940 Act as an open-end management investment company. Each of the portfolios is diversified for purposes of the 1940 Act, with the exception of the Developing Capital Markets Focus Fund which is non-diversified. Merrill Variable Funds receive investment advisory services from Merrill Lynch Investment Management. The Merrill Variable Funds Class B shares are subject to a Rule 12b-1 fee of up to .15% of a portfolio's Class B net assets. The portfolios are not available for investment for Ven 1, Ven 3 and Ven 8 contract owners. Set forth below is a brief description of each portfolio's investment objectives and certain policies relating to that objective.


         The MERRILL LYNCH SMALL CAP VALUE FOCUS FUND (formerly, the Merrill Lynch Special Value Focus Fund) seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies and emerging growth companies, regardless of size, that management of Merrill Variable Funds believes have special investment value.

         The MERRILL LYNCH BASIC VALUE FOCUS FUND seeks capital appreciation and, secondarily, income by investing in securities, primarily stocks, that management of the portfolio believes are undervalued (stock price is less than what management of the fund believes it is worth) and therefore represent basic investment value.

         The MERRILL LYNCH DEVELOPING CAPITAL MARKETS FOCUS FUND seeks long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. For purposes of its objective, the portfolio considers countries having smaller capital markets to be all countries other than the U.S., United Kingdom, Japan and Germany. The fund may also invest in fixed income securities of companies and governments in these countries. The fund's management anticipates that under most circumstances the fund will have substantial investments in emerging markets.

         A full description of Merrill Variable Funds, including the investment objectives, policies and restrictions of each portfolio is contained in Merrill Variable Funds' prospectus which accompanies this prospectus and should be read by a prospective purchaser before investing.

         PLEASE NOTE THE MERRILL VARIABLE FUNDS ARE NOT AVAILABLE FOR ERISA GOVERNED PLANS.

         If shares of a portfolio of the Trust or a Merrill Variable Fund are no longer available for investment or in our judgment investment in a portfolio of the Trust or a Merrill Variable Fund becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust, Merrill Variable Funds or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

================================================================================
You instruct us how to vote shares.
================================================================================

         Shares of the Trust portfolios or the Merrill Variable Funds portfolios held in the Variable Account will be voted at any shareholder meetings in accordance with voting instructions received from the persons having the voting interest in the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Proxy materials will be distributed to each person having the voting interest in the contract together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.

         During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations or interpretations thereof. For further information on voting interest under the contract, see "Voting Interest" in this prospectus.

                           DESCRIPTION OF THE CONTRACT

ELIGIBLE GROUPS

         The contract may be issued to fund plans qualifying for special income tax treatment under the Code, such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10"and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans (see "QUALIFIED RETIREMENT PLANS"). The contract is also designed so that it may be used with non-qualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee) as may be eligible under applicable law. Contracts have been issued to Venture Trust, a trust established with United Missouri Bank, N.A., Kansas City, Missouri, as group holder for groups comprised of persons who have brokerage accounts with brokers having selling agreements with MSS, the principal underwriter of the contracts.

         An eligible member of a group to which a contract has been issued may become an owner under the contract by submitting a completed application, if required by us, and a minimum purchase payment. A certificate summarizing the rights and benefits of the owner under the contract will be issued to an applicant acceptable to us. We reserve the right to decline to issue a certificate to any person in our sole discretion. All rights and privileges under the contract may be exercised by each owner as to his or her interest unless expressly reserved to the group holder. However, provisions of any plan in connection with which the contract was issued may restrict an owner's ability to exercise such rights and privileges.

ACCUMULATION PERIOD PROVISIONS

PURCHASE PAYMENTS

================================================================================
Initial purchase payments usually must be at least $5,000, subsequent ones at least $30, and total payments no more than $1 million (without our approval).
================================================================================

         Your purchase payments are made to us at our Annuity Service Office. Except as noted below, the minimum initial purchase payment is $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. Subsequent purchase payments must be at least $30. Purchase payments may be made at any time. We may provide for purchase payments to be automatically withdrawn from your bank account on a periodic basis. If a purchase payment would cause your contract value to exceed $1,000,000 or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the payment.

         If permitted by state law, we may cancel a contract at the end of any two consecutive contract years in which no purchase payments have been made, if both:

         - the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and
         - the contract value at the end of such two year period is less than $2,000.

We may vary the cancellation of contract privileges in certain states in order to comply with state insurance laws and regulations. If we cancel your contract, we will pay you the contract value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan and minus the annual $30 administration fee. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% IRS penalty tax (see "FEDERAL TAX MATTERS").

         You designate how your purchase payments are to be allocated among the investment options. You may change the allocation of subsequent purchase payments at any time by notifying us in writing (or by telephone if you comply with our telephone transfer procedures described below).

         In addition, you have the option to participate in our Guarantee Plus Program. Under the Guarantee Plus Program the initial purchase payment is split between the fixed and variable investment options. The percentage of the initial purchase payment allocated to a fixed account will assure that the fixed account allocation will have grown to an amount at least equal to the total initial purchase payment at the end of the guaranteed period. The balance of the initial purchase payment is allocated among the investment options as indicated on the contract specifications page. You may elect to participate in the Guarantee Plus Program and may obtain full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office.

         See Appendix F for information on purchase payments applicable to Ven 7 and Ven 8 contracts. See Appendix G for information on purchase payments applicable to Ven 3 and Ven 1 contracts.

ACCUMULATION UNITS

================================================================================
The value of an investment account is measured in "accumulation units," which vary in value with the performance of the underlying Trust or Merrill Variable Funds portfolio.
================================================================================

         During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

         Initial purchase payments received by mail will usually be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a Trust or Merrill Variable Funds portfolio is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

         The value of your accumulation units will vary from one business day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first business day under other contracts we have issued. The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor for that sub-account (described below) for the business day for which the value is being determined. Accumulation units will be valued as of the end of each business day. A business day is deemed to end at the time of the determination of the net asset value of the Trust shares.

NET INVESTMENT FACTOR

         The net investment factor is an index used to measure the investment performance of a sub-account from one business day to the next (the "VALUATION PERIOD"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

         -        Where (a) is:

                  - the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus

                  - the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

         - Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

         - Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for administrative expenses and mortality and expense risks. That factor is equal on an annual basis to 1.40% (0.15% for administrative expenses and 1.25% for mortality and expense risks). See Appendix G for the mortality and expense risks fees for Ven 1 contracts.


TRANSFERS AMONG INVESTMENT OPTIONS

================================================================================
Amounts invested may be transferred among investment options.
================================================================================

         During the accumulation period, you may transfer amounts among the variable account investment options and from those investment options to the fixed account investment options at any time upon written notice to us or by telephone if you authorize us in writing to accept your telephone transfer requests. Accumulation units will be canceled from the investment account from which you transfer amounts transferred and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount. We reserve the right to limit, upon notice, the maximum number of transfers you may make to one per month or six at any time within a contract year. In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Trust portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

         Currently, we do not impose a charge for transfer requests. The first twelve transfers in a contract year are free of any transfer charge. For each additional transfer in a contract year, we do not currently assess a charge but reserve the right (to the extent permitted by your contract) to assess a reasonable charge to reimburse us for the expenses of processing transfers.

         Where permitted by law, we may accept your authorization for a third party to make transfers for you subject to our rules. However, the contract is not designed for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the Trust or Merrill Variable Funds portfolios and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of fixed investment options is not permitted).

         See Appendix G for information on Transfers Among Investment Options applicable to Ven 1 and Ven 3 contracts.

MAXIMUM NUMBER OF INVESTMENT OPTIONS

         Upon issuance of the contract, purchase payments may be allocated among up to seventeen of the available investment options (including all fixed account investment options). After the contract is issued, there is no limit on the number of investment options to which you may allocate purchase payments.

TELEPHONE TRANSACTIONS

================================================================================
Telephone transfers and withdrawals are permitted.
================================================================================

         You are permitted to request transfers and withdrawals by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. To be permitted to request a transfer or withdrawal by telephone, you must elect the option on the Application.

(If you do not initially elect an option in the Application form, you may request authorization by executing an appropriate authorization form that we will provide you upon request.) We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly. Such procedures include the following. Upon telephoning a request, you will be asked to provide information that verifies that it is you calling. For both your and our protection, we will tape record all conversations with you. All telephone transactions will be followed by a confirmation statement of the transaction. We reserve the right to impose maximum withdrawal amounts and other new procedural requirements regarding transfer privileges.


SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING

================================================================================
Dollar Cost Averaging and Asset Rebalancing programs are available.
================================================================================


         We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any sub-account or the one year fixed account investment option to other sub-accounts until the amount in the sub-account from which the transfer is made or one year fixed account investment option is exhausted. In states where approved by the state insurance department, a DCA fixed account investment option may be established under the DCA program to make automatic transfers. Only purchase payments (and not existing contract values) may be allocated to the DCA fixed account investment option. The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in substantially equal installments over time in an effort to reduce that risk. If you are interested in the DCA program, you may elect to participate in the program on the application or by separate application. You may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program. See Appendix G for information on the DCA Program applicable to Ven 1 and Ven 3 contracts.


ASSET REBALANCING PROGRAM

         We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (The Fixed Account Investment Options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

         For rebalancing programs begun on or after October 1, 1996, asset rebalancing will only be permitted on the following time schedules:

         - quarterly on the 25th day of the last month of the quarter (or the next business day if the 25th is not a business day);
         - semi-annually on June 25th or December 26th (or the next business day if these dates are not business days); or
         - annually on December 26th (or the next business day if December 26th is not a business day).

Rebalancing will continue to take place on the last business day of every calendar quarter for rebalancing programs begun prior to October 1, 1996.

WITHDRAWALS

================================================================================
You may withdraw all or a portion of your contract value, but may incur withdrawal charges and tax liability as a result.
================================================================================

         During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. You may make withdrawals by telephone if you have authorized telephone withdrawals, as described above under "Telephone Transactions." For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Internal Revenue Code of 1986, as amended (the "CODE"). In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, minus the annual $30 administration fee (if applicable), any unpaid loans and any applicable withdrawal charge. The contract then will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account plus any applicable withdrawal charge deducted from that investment account.

         When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option minus any applicable withdrawal charge. If you do not specify the investment options from which a partial withdrawal is to be taken, the withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options, beginning with the shortest guarantee period first and ending with the longest guarantee period last. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken proportionately from all of your variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment options, see "FIXED ACCOUNT INVESTMENT OPTIONS".

         There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.


         The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven calendar days of receipt of the request, complete with all necessary information at our Annuity Service Office, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:


         - the New York Stock Exchange is closed (other than customary weekend and holiday closings),

         -        trading on the New York Stock Exchange is restricted,

         - an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

         - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.


         Withdrawals from the contract may be subject to income tax and a 10% IRS penalty tax (see "FEDERAL TAX MATTERS"). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see APPENDIX L - "QUALIFIED PLAN TYPES").

SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN

================================================================================
Systematic "Income Plan" withdrawals are available.
================================================================================

         We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 10% of the purchase payments made (to ensure that no withdrawal or market value charge will ever apply to an IP withdrawal). If an additional withdrawal is made from a contract participating in an IP, the IP will terminate automatically and may be reinstated only on or after the next contract anniversary pursuant to a new application. The IP is not available to contracts participating in the dollar cost averaging program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be free of withdrawal and market value charges. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% IRS penalty tax. If you are interested in an IP, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. The IP program is free.

DEATH BENEFIT DURING ACCUMULATION PERIOD

         For information on the death benefit applicable to Ven 7 and Ven 8 contracts see Appendix F, and to Ven 1 and Ven 3 contracts see Appendix G.

================================================================================
If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your contract value.
================================================================================


         IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular, if you intend to use the contract in connection with a qualified plan, including an IRA, you and your advisor] should consider that there is some uncertainty as to the income tax effects of the death benefit on qualified plans, including IRAs. (See "FEDERAL TAX MATTERS" and Appendix L "Qualified Plan Types").


         AMOUNT OF DEATH BENEFIT.

The death benefit varies by state and date of issue as follows.

A.       The following death benefit generally applies to contracts issued:

         ON OR AFTER:            IN THE STATES OF:
         May 1, 1998             Alaska, Alabama, Arizona, Arkansas, California,
                                 Colorado, Delaware, Georgia, Hawaii, Idaho,
                                 Illinois, Indiana, Iowa, Kansas, Kentucky,
                                 Louisiana, Maine, Michigan, Mississippi,
                                 Missouri, Nebraska, Nevada, New Jersey,
                                 New Mexico, North Carolina, North Dakota, Ohio,
                                 Oklahoma, Pennsylvania, Rhode Island,
                                 South Carolina, South Dakota, Tennessee, Utah,
                                 Vermont, Virginia, West Virginia, Wisconsin,
                                 Wyoming

         June 1, 1998            Connecticut

         July 1, 1998            Minnesota, Montana, District of Columbia

         October 1, 1998         Texas

         February 1, 1999        Massachusetts

         March 15, 1999          Florida, Maryland, Oregon

         November 1, 1999        Washington

         If any owner dies and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

         During the first contract year, the death benefit will be the greater of:

         -        the contract value or
         - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         During any subsequent contract year, the death benefit will be the greater of:

         -        the contract value or
         - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

         If any owner dies on or after his or her 81st birthday, the death benefit will be the greater of:

         -        the contract value or
         - the death benefit on the last day of the contract year ending just prior to the owner's 81st birthday, plus any payments made, less amounts deducted in connection with partial withdrawals.

         If any owner dies and the oldest owner had an attained age of 81 years or greater on the contract date, the death benefit will be the greater of:

         -        the contract value or
         - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

B. The following death benefit generally applies to contracts issued in Puerto Rico, and to contracts issued:

         PRIOR TO:               IN THE STATES OF:
         May 1, 1998             Alaska, Alabama, Arizona, Arkansas, California,
                                 Colorado, Delaware, Georgia, Hawaii, Idaho,
                                 Illinois, Indiana, Iowa, Kansas, Kentucky,
                                 Louisiana, Maine, Michigan, Mississippi,
                                 Missouri, Nebraska, Nevada, New Jersey,
                                 New Mexico, North Carolina, North Dakota, Ohio,
                                 Oklahoma, Pennsylvania, Rhode Island,
                                 South Carolina, South Dakota, Tennessee,
                                 Utah, Vermont, Virginia, West Virginia,
                                 Wisconsin, Wyoming

         June 1, 1998            Connecticut

         July 1, 1998            Minnesota, Montana, District of Columbia

         October 1, 1998         Texas

         February 1, 1999        Massachusetts

         March 15, 1999          Florida, Maryland, Oregon

         November 1, 1999        Washington

         If any owner dies on or prior to his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

         During the first contract year, the death benefit will be the greater of:

         -        the contract value or
         - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         During any subsequent contract year, the death benefit will be the greater of:

         -        the contract value or
         - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

         If any owner dies after his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be the greater of:

         -        the contract value or
         - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         If any owner dies and the oldest owner had an attained age greater than 80 on the contract date, the death benefit will be the contract value less any applicable withdrawal charges at the time of payment of benefits. For contracts issued on or after October 1, 1997, we will waive any withdrawal charges applied against the death benefit.

         The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms, at our Annuity Service Office. No one is entitled to the death benefit until this time. Death benefits will be paid within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office within one year of the date of death:

         -        a certified copy of a death certificate;
         - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or
         -        any other proof satisfactory to us.

If there are any unpaid loans, the death benefit equals the death benefit, as described above, minus the amount of unpaid loans (including unpaid interest).

         PAYMENT OF DEATH BENEFIT. We will pay the death benefit to the beneficiary if any contract owner dies before the maturity date. If there is a surviving owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant, except that if any owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the owner, if a natural person, will become the annuitant unless the owner designates another person as the annuitant.

         The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the contract will continue subject to the following:

         -        The beneficiary will become the owner.

         - Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death.

         -        No additional purchase payments may be made.



         - If the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below under "Annuity Options," which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. If distribution is not made as an annuity, upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.


         - If the deceased owner's spouse is the beneficiary, the spouse continues the contract as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse, the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract. In addition, the death benefit on the last day of the previous contract year (or the last day of the contract year ending just prior to the owner's 81st birthday, if applicable) shall be set to zero as of the date of the first owner's death.

         - If any contract owner dies and the oldest owner had an attained age of less than 81 on the date as of which the contract is issued, withdrawal charges are not applied on payment of the death benefit (whether taken through a partial or total withdrawal or applied under an annuity option). If any contract owner dies and the oldest owner had an attained age greater than 80 on the date as of which the contract was issued, any applicable withdrawal charges will be assessed only upon payment of the death benefit (so that if the death benefit is paid in a subsequent year, a lower withdrawal charge will be applicable). For contracts issued after October 1, 1997, any withdrawal charge applied against the death benefit shall be waived.

         If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years. The amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

         A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the maturity date, the contract value on the date of the change will be treated as a payment made on that date. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.


         Death benefits will be paid within seven calendar days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").


PAY-OUT PERIOD PROVISIONS

GENERAL

================================================================================
Annuity benefit payments may be paid in several ways.
================================================================================

         You or your beneficiary may elect to have any amounts that we are obligated to pay on withdrawal or death, or as of the maturity date, paid by means of periodic annuity benefit payments rather than in one lump sum (subject to the distribution of death benefit provisions described above).


         Generally, we will begin paying annuity benefits to the annuitant under the contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your contract's specifications page, unless you change that date. If no date is specified, the maturity date is the maximum maturity date. The maximum maturity date is the first day of the month following the later of the 85th birthday of the annuitant or the tenth contract anniversary. (See Appendix E for contracts issued in Pennsylvania, Appendix F for Ven 7 and Ven 8 contracts, and Appendix G for Ven 3 and Ven 1 contracts.) You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the maximum maturity date unless we consent. Maturity dates which occur when the annuitant is at an advanced age, e.g., past age 85, may have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturity date.


         You may select the frequency of annuity payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS


         Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for ten years as described below. Annuity payments will be determined based on the Investment Account Value of each investment option at the maturity date. Internal Revenue Service ("IRS") regulations may preclude the availability of certain annuity options in connection with certain qualified contracts including contracts used in connection with IRAs.


         Please read the description of each annuity option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the non-refund life annuity option.

         The following annuity options are guaranteed in the contract.

         OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

         OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

         In addition to the foregoing annuity options which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

         OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity payments will be made to the end of the last year of the 5, 15 or 20 year period.

         OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 5, 10, 15 OR 20 YEARS - An annuity with payments for a 5, 10, 15 or 20 year period and no payments thereafter.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

         The first variable annuity payment is determined by applying that amount of the contract value used to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of the date not more than ten business days prior to the maturity date. The amount of the first and all subsequent fixed annuity payments is determined on the same basis using the portion of the contract value used to purchase a fixed annuity. Contract value used to determine annuity payments will be reduced by any applicable premium taxes.

         The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity payment will be. For information on annuity rates for Ven 1 and Ven 3 contracts see Appendix G. For information on assumed interest rates applicable to Ven 7 and Ven 8 contracts see Appendix F and for Ven 1 and Ven 3 contracts see Appendix G.

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS


         Variable annuity payments after the first one will be based on the investment performance of the sub-accounts selected during the pay-out period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of that sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of annuity units generally remains constant throughout the pay-out period (assuming no transfer is made). A pro-rata portion of the administration fee will be deducted from each annuity payment.

         The value of an annuity unit for each sub-account for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

         A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment.

TRANSFERS DURING PAY-OUT PERIOD

================================================================================
Some transfers are permitted during the pay-out period, but subject to a few more limitations than during the accumulation period.
================================================================================

         Once variable annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to our Annuity Service Office at least 30 days before the due date of the first annuity payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the annuity units for the new sub-account selected. We reserve the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of the Trust or Merrill Variable Funds portfolios. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

DEATH BENEFIT DURING PAY-OUT PERIOD


         If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made at least as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.


OTHER CONTRACT PROVISIONS

================================================================================
You have a ten-day right to cancel your contract.
================================================================================

TEN DAY RIGHT TO REVIEW

         You may cancel the contract by returning it to our Annuity Service Office or agent at any time within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans), computed at the end of the business day on which we receive your returned contract.

         No withdrawal charge is imposed upon return of a contract within the ten day right to review period. The ten day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all purchase payments if this is greater than the amount otherwise payable.

OWNERSHIP

================================================================================
You are entitled to exercise all rights under your contract.
================================================================================

         See Appendix F for information on ownership applicable to certain contracts which are no longer being issued (Ven 8 contracts).

         The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the contract or certificate specifications page or as subsequently named. On and after the maturity date, the annuitant is the contract owner. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.

         In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Assigning a contract, or changing the ownership of a contract, may be treated as a (potentially taxable) distribution of the contract value for federal tax purposes. A change of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating that value as a purchase payment made on that date for purposes of computing the amount of the death benefit.

         Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuity Service Office. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

         In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

ANNUITANT

================================================================================
The "annuitant" is either you or someone you designate.
================================================================================

         The annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. The annuitant is entitled to receive all annuity payments under the contract. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "CO-ANNUITANT." The annuitant is as designated on the contract specifications page or in the application, unless changed.

         On the death of the annuitant prior to the maturity date, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant.

BENEFICIARY

================================================================================
The "beneficiary" is the person you designate to receive the death benefit if you die.
================================================================================

         The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, IRS regulations may limit designations of beneficiaries. For information regarding the beneficiary for Ven 7 and Ven 8 contracts see Appendix F and for Ven 1 and Ven 3 contracts see Appendix G.

MODIFICATION

          We may not modify your contract or certificate without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. However, in the case of group contracts, on 60 days' notice to the group holder, we may change the administration fees, mortality and expense risks charges, annuity purchase rates and the market value charge as to any certificates issued after the effective date of the modification. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.

OUR APPROVAL

         We reserve the right to accept or reject any contract application at our sole discretion.

DISCONTINUANCE OF NEW OWNERS

          In the case of group contracts, on thirty days' notice to the group holder, we may limit or discontinue acceptance of new applications and the issuance of new certificates.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

         We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity payments.

FIXED ACCOUNT INVESTMENT OPTIONS

         For information on Fixed Account Investment Options for Ven 7 and Ven 8 contracts see Appendix F and for Ven 1 and Ven 3 contracts see Appendix G.

================================================================================
The fixed account investment options are not securities.
================================================================================

         SECURITIES REGISTRATION. Interests in the fixed account investment options are not registered under the Securities Act of 1933, as amended, (the "1933 Act") and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed account investment options nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed account investment options and the general account nonetheless may be required by the federal securities laws to be accurate.

         GUARANTEE. Pursuant to a Guarantee Agreement dated March 31, 1996, The Manufacturers Life Insurance Company ("Manulife") unconditionally guarantees to us, on behalf of and for the benefit of us and owners of fixed annuity contracts we issue, that it will, on demand, make funds available to us for the timely payment of contractual claims under certain of our fixed annuity contracts. This guarantee covers the fixed portion of the contracts described in this Prospectus. The guarantee may be terminated by Manulife, on notice to us. Termination will not affect Manulife's continuing liability with respect to all fixed annuity contracts issued prior to the termination of the guarantee except if:

         - the liability to pay contractual claims under the contracts is assumed by another insurer, or
         - we are sold and the buyer's guarantee is substituted for the Manulife guarantee.

         REINSURANCE. Effective June 30, 1995, we entered into a Reinsurance Agreement with Peoples Security Life Insurance Company ("PEOPLES") pursuant to which Peoples reinsures certain amounts with respect to the fixed account portion of the contract described in this prospectus which were issued prior to January 1, 1999. Under this Reinsurance Agreement, we remain liable for the contractual obligations of the contracts' fixed account and Peoples agrees to reimburse us for certain amounts and obligations in connection with the fixed account. Peoples contractual liability runs solely to us, and no contract owner shall have any right of action against Peoples. The Manufacturers Life Insurance Company (U.S.A.) reinsures certain amounts with respect to the fixed account portion of the contract for contracts issued after January 1, 1999 under a reinsurance agreement with substantially similar terms to the Peoples reinsurance agreement.

================================================================================
Fixed account investment options guarantee interest of at least 3%.
================================================================================

         INVESTMENT OPTIONS. Currently, there are five fixed account investment options available under the contract in states where approved by the state insurance department: one, three, five and seven year investment accounts and, a DCA fixed investment account which may be established under the DCA program to make automatic transfers to one or more variable investment options. In Florida, Maryland and Oregon only the one year fixed investment account and the DCA fixed investment account are offered; the three, five and seven year investment accounts are not available. If a contract is issued with GRIP in the state of Washington, the five fixed accounts will not be offered as investment options. However, if the contract is issued without GRIP, then the five fixed accounts will be offered as investment options. We may offer additional fixed account investment options for any yearly period from two to ten years. Fixed investment accounts provide for the accumulation of interest on purchase payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on new amounts allocated or transferred to a fixed investment account from time-to-time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period, and we may not change it.

         Notwithstanding the foregoing, with respect to contracts issued in the State of Oregon, no purchase payments may be invested, transferred or reinvested into any fixed account investment option with a guarantee period of more than one year within 15 years of the maturity date, and no purchase payments may be invested in the one year fixed account investment option within six years of the maturity date.

         INVESTMENT ACCOUNTS. You may allocate purchase payments, or make transfers from the variable investment options, to fixed account investment options at any time prior to the maturity date. We establish a separate investment account each time you allocate or transfer amounts to fixed account investment options, except that, for amounts allocated or transferred to the same fixed account investment option on the same day, we will establish a single investment account. Amounts may not be allocated to a fixed account investment option that would extend the guarantee period beyond the maturity date.

         RENEWALS. At the end of a guarantee period, you may establish a new investment account with the same guarantee period at the then current interest rate, select a different fixed account investment option or transfer the amounts to a variable account investment option, all without the imposition of any charge. You may not select a guarantee period that would extend beyond the maturity date. In the case of renewals within one year of the maturity date, the only fixed account investment option available is to have interest accrued up to the maturity date at the then current interest rate for one year guarantee periods.

         If you do not specify the renewal option desired, we will select the same guarantee period as has just expired, so long as such period does not extend beyond the maturity date. In the event a renewal would extend beyond the maturity date, we will select the longest period that will not extend beyond such date, except in the case of a renewal within one year of the maturity date in which case we will credit interest up to the maturity date at the then current interest rate for one year guarantee periods.

================================================================================
A market value charge may apply to certain transactions.
================================================================================

         MARKET VALUE CHARGE. Any amount withdrawn, transferred or borrowed from an investment account prior to the end of the guarantee period may be subject to a market value charge. A market value charge is assessed only when current interest rates are higher than the guaranteed interest rate on the account. The purpose of the charge is to compensate us for our investment losses on amounts withdrawn, transferred or borrowed prior to the maturity date. The formula for calculating this charge is set forth below. A market value charge will be calculated separately for each investment account affected by a transaction to which a market value charge may apply. The market value charge for an investment account will be calculated by multiplying the amount withdrawn or transferred from the investment account by the adjustment factor described below. In the case of group contracts, we reserve the right to modify the market value charge as to any certificates issued after the effective date of a change specified in written notice to the group holder.

         The adjustment factor is determined by the following formula:
         0.75x(B-A)xC/12 where:

         A - The guaranteed interest rate on the investment account.
         B - The guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new investment account with the same length of guarantee period as the investment account from which the amounts are being withdrawn.
         C - The number of complete months remaining to the end of the guarantee period.

For purposes of applying this calculation, the maximum difference between "B" and "A" will be 3%. The adjustment factor may never be less than zero.

         The total market value charge will be the sum of the market value charges for each investment account being withdrawn. Where the guaranteed rate available on the date of the request is less than the rate guaranteed on the investment account from which the amounts are being withdrawn (B-A in the adjustment factor is negative), there is no market value charge. There is only a market value charge when interest rates have increased (B-A in the adjustment factor is positive).

         We make no market value charge on withdrawals from the fixed account investment options in the following situations:

         -        death of the owner;
         -        amounts withdrawn to pay fees or charges;
         - amounts applied at the maturity date to purchase an annuity at the guaranteed rates provided in the contract;
         - amounts withdrawn from investment accounts within one month prior to the end of the guarantee period;
         -        amounts withdrawn from a one-year fixed investment account;
                  and
         - amounts withdrawn in any contract year that do not exceed 10% of (i) total purchase payments less (ii) any prior partial withdrawals in that contract year.

         Notwithstanding application of the foregoing formula, in no event will the market value charge:

         - be greater than the amount by which the earnings attributable to the amount withdrawn or transferred from an investment account exceed an annual rate of 3%,

         - together with any withdrawal charges for an investment account be greater than 10% of the amount transferred or withdrawn, or

         - reduce the amount payable on withdrawal or transfer below the amount required under the non-forfeiture laws of the state with jurisdiction over the contract.

The cumulative effect of the market value and withdrawal charges could result in a contract owner receiving total withdrawal proceeds of less than the contract owner's purchase payments. See Appendix F for information on the market value charge applicable to Ven 7 and Ven 8 contracts.

================================================================================
Withdrawals and some transfers from fixed account investment options are permitted during the accumulation period.
================================================================================

         TRANSFERS. During the accumulation period, you may transfer amounts among your fixed account investment options and from your fixed account investment options to the variable account investment options; provided that no transfer from a fixed account investment option may be made unless the amount to be transferred has been held in such account for at least one year, except for transfers made pursuant to the DCA program. Any transfer other than one made at the end of a guarantee period may be subject to a market value charge. Where there are multiple investment accounts within a fixed account investment option, amounts must be transferred from the fixed account investment option on a first-in-first-out basis.

         WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment options at any time during the accumulation period. Withdrawals from the fixed account investment options will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply to withdrawals from the fixed account investment options:

         - We reserve the right to defer payment of amounts withdrawn from the fixed account investment options for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law). See Appendix F for information on the interest rate applicable to Ven 7 and Ven 8 contracts.

         - If there are multiple investment accounts under the fixed account investment options, amounts must be withdrawn from those accounts on a first-in-first-out basis.

         - The market value charge described above may apply to withdrawals from any investment option except for a one year investment option. In the event a market value charge applies to a withdrawal from a fixed investment account, it will be calculated with respect to the full amount in the investment account and deducted from the amount payable in the case of a total withdrawal. In the case of a partial withdrawal, the market value charge will be calculated on the amount requested and deducted, if applicable, from the remaining investment account value.

         If you request a partial withdrawal in excess of your amount in the variable account investment options and do not specify the fixed account investment options from which the withdrawal is to be made, such withdrawal will be made from your investment options beginning with the shortest guarantee period. Within such sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first-out basis.


         Withdrawals from the contract may be subject to income tax and a 10% IRS penalty tax (see "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts or certificates issued in connection with Section 403(b) qualified plans only under limited circumstances (see APPENDIX L - "QUALIFIED PLAN TYPES"



         LOANS. We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as described under "LOANS" (see "FEDERAL TAX MATTERS - Qualified Retirement Plans - Loans"). The market value charge described above may apply to amounts transferred from the fixed investment accounts to the loan account in connection with such loans and, if applicable, will be deducted from the amount so transferred.



         FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS" above). The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate annuity table in the contract. If the annuity table we are then using is more favorable to you, we will substitute that annuity table. We guarantee the dollar amount of fixed annuity payments.


GUARANTEED RETIREMENT INCOME PROGRAM

         The Guaranteed Retirement Income Program ("GRIP") guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. GRIP is based on the aggregate net purchase payments applied to the contract, accumulated at interest, minus an adjustment for any partial withdrawals. The amount of the monthly annuity payment provided by GRIP is determined by applying the Income Base, described below, to the annuity purchase rates set forth in the GRIP Rider. Because the fixed annuity options provided for in the contract are based on the contract value at the time of annuitization, the amount of the monthly payments under such options may exceed the monthly payments provided by the GRIP Rider. If GRIP is exercised and the annuity payment available under the contract is greater than the monthly payment provided by the GRIP Rider, we will pay the monthly annuity payment available under the contract.

         GRIP is available for new contracts issued on or after May 1, 1998. GRIP is not available in all states and is not available for Ven 7, Ven 8, Ven 3 or Ven 1 contracts. If a contract is issued with GRIP in the state of Washington, the five fixed accounts will not be offered as investment options. However, if the contract is issued without GRIP, then the five fixed accounts will be offered as investment options.

         Income Base.  The Income Base is equal to (a) less (b), where:

(a) is the sum of all payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the contract, and

(b) is the sum of Income Base reductions on a pro rata basis in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

The growth factor is 6% per annum for annuitant issue ages up to age 75, and 4% per annum for annuitant issue ages 76 or older. The growth factor is reduced to 0% once the annuitant has attained age 85. Income Base reduction on a pro rata basis is equal to the Income Base immediately prior to a partial withdrawal multiplied by the percentage reduction in contract value resulting from a partial withdrawal.

         GRIP can only be elected at issue and, once elected, is irrevocable.

         The Income Base is also reduced for any withdrawal charge remaining on the date GRIP is exercised. We reserve the right to reduce the Income Base by any premium taxes that may apply.

         The Income Base is used solely for purposes of calculating GRIP and does not provide a contract value or guarantee performance of any investment option.

         Step-Up of Income Base. Within 30 days immediately following any contract anniversary, you may elect to step-up the Income Base to the contract value on that contract anniversary by sending us a written request. If you elect to step-up the Income Base, the earliest date that you may exercise GRIP is extended to the seventh contract anniversary following the most recent date the Income Base was stepped-up to contract value (the "Step-Up Date").

         Following a step-up of the Income Base, the Income Base as of the Step-Up Date is equal to the contract value on the Step-Up Date. For purposes of subsequent calculation of the Income Base, the contract value on the Step-Up Date will be treated as a purchase payment made on that date. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the Step-Up Date will not be considered in determining the Income Base.

         Conditions of Exercise of GRIP. GRIP may be exercised subject to the following conditions:

         1. GRIP must be exercised within 30 days immediately following an Election Date. An Election Date is the seventh or later contract anniversary following the date GRIP is elected or, in the case of a step-up of the Income Base, the seventh or later contract anniversary following the Step-Up Date.

         2. GRIP must be exercised by the later of (i) the contract anniversary immediately prior to the annuitant's 85th birthday or (ii) the tenth contract anniversary.

         Monthly Income Factors. GRIP may be used to purchase a guaranteed lifetime income under the following annuity options: (1) Life Annuity with a 10-Year Period Certain or (2) Joint and Survivor Life Annuity with a 20-Year Period Certain.

         OPTION 1: LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         OPTION 2: JOINT & SURVIVOR LIFE ANNUITY WITH A 20-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 20 years and continuing thereafter during the lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 20 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the twentieth year.

         The monthly income factors depend upon the annuitant's (and co-annuitant's, if any) sex and age (nearest birthday) and the annuity option selected. The factors are based on the 1983 Table A projected at Scale G, and reflect an assumed interest rate of 3% per year. The annuitant may only be changed to an individual that is the same age or younger than the current annuitant. Unisex rates are used when determining the monthly income factor for employer-sponsored qualified contracts.


         The use of GRIP is limited in connection with qualified plans, including an IRA, because of the minimum distribution requirements imposed by Federal tax law on these plans. In general, if GRIP is not exercised on or before the date required minimum distribution must begin under a qualified plan, you or your beneficiary may be unable to exercise the GRIP benefit under the rider (see "FEDERAL TAX MATTERS").

         Hence, you should consider that since (a) GRIP may not be exercised until the 7th contract anniversary after its election and (b) the election of GRIP is irrevocable, there can be circumstances under a qualified plan in which you will be charged an annual rider GRIP fee (discussed further below), notwithstanding that neither you nor your beneficiary may be able to exercise GRIP because of the restrictions imposed by the minimum distribution requirements. In light of the foregoing, if you plan to exercise GRIP after your required minimum distribution beginning date under a qualified plan, you should consider whether GRIP is appropriate for your circumstances. Please consult your advisor.



         In order to comply with applicable Federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitants(s), or the joint life expectancy of the joint annuitant(s), depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIP, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.


         Illustrated below are GRIP amounts per $100,000 of initial payments, for a male annuitant and a female co-annuitant both age 60 (at issue), on contract anniversaries as indicated below, assuming no subsequent payments or withdrawals and assuming there was no step-up of the Income Base. We will, upon request, provide illustrations of GRIP for an annuitant based on other assumptions.

                                   GRIP-Annual Income Life Annuity       GRIP-Annual Income Joint &
      Contract Anniversary              with 10 Year Period             Survivor Life Annuity with 20
           at Election                         Certain                      Year Period Certain
------------------------------------------------------------------------------------------------------
                7                              $ 9,797                             $ 7,830
               10                              $12,593                             $ 9,842
               15                              $19,124                             $14,293

         GRIP Rider Fee. The risk assumed by us associated with GRIP is that the annuity benefits payable under GRIP are greater than the annuity benefits that would have been payable had the owner selected another annuity benefit permitted by the contract (see "ANNUITY PROVISIONS"). To compensate us for this risk, we charge an annual GRIP Rider Fee (the "Rider Fee"). On or before the Maturity Date, the Rider Fee is deducted on each contract anniversary. The amount of the Rider Fee is equal to 0.25% multiplied by the Income Base in effect on that contract anniversary. The fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

         In the case of full withdrawal of contract value on any date other than the contract anniversary, we will deduct the Rider Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Rider Fee is equal to 0.25% multiplied by the Income Base immediately prior to withdrawal. The Rider Fee will not be deducted during the annuity period. For purposes of determining the Rider Fee, annuity payment commencement shall be treated as a full withdrawal.

         GRIP DOES NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GRIP SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "GUARANTEED RETIREMENT INCOME PROGRAM," WITHDRAWALS WILL REDUCE GRIP.

                             CHARGES AND DEDUCTIONS

         Charges and deductions under the contracts are assessed against purchase payments, contract values or annuity payments. Currently, there are no deductions made from purchase payments, except for premium taxes in certain states. In addition, there are deductions from and expenses paid out of the assets of the Trust and Merrill Variable Funds portfolios that are described in the accompanying Prospectuses of the Trust and Merrill Variable Funds. For information on the GRIP Rider Fee, see "Guaranteed Retirement Income Program" above.

WITHDRAWAL CHARGES

         For information on Withdrawal Charges for Ven 7 and Ven 8 contracts see Appendix F and for Ven 3 and Ven 1 contracts see Appendix G.

         If you make a withdrawal from your contract during the accumulation period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than seven complete contract years. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other free withdrawal amounts described below or purchase payments that have been in the contract more than seven complete contract years. In no event may the total withdrawal charges exceed 6% of the amount invested. The amount of the withdrawal charge and when it is assessed is discussed below.

         Each withdrawal from the contract is allocated first to the "FREE WITHDRAWAL AMOUNT" and second to "UNLIQUIDATED PURCHASE PAYMENTS". In any contract year, the free withdrawal amount for that year is the greater of:

         - 10% of total purchase payments (less all prior partial withdrawals in that contract year), and
         - the accumulated earnings of the contract (i.e., the excess of the contract value on the date of withdrawal over the unliquidated purchase payments).

         Withdrawals allocated to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge. The free withdrawal amount will be applied to a requested withdrawal, first, to withdrawals from variable account investment options and then to withdrawals from fixed account investment options beginning with those with the shortest guarantee period first and the longest guarantee period last.

         If the amount of a withdrawal exceeds the free withdrawal amount, the excess will be allocated to purchase payments which will be liquidated on a first-in first-out basis. On any withdrawal request, we will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated.

         Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

            NUMBER OF COMPLETE YEARS                      WITHDRAWAL CHARGE
         PURCHASE PAYMENT IN CONTRACT                       PERCENTAGE
--------------------------------------------------------------------------------
                      0                                          6%
                      1                                          6%
                      2                                          5%
                      3                                          5%
                      4                                          4%
                      5                                          3%
                      6                                          2%
                      7+                                         0%

         The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.

         The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge.

         There is generally no withdrawal charge on distributions made as a result of the death of the contract owner or, if applicable, the annuitant, and no withdrawal charges are imposed on the maturity date if the contract owner annuitizes as provided in the contract.

         The amount collected from the withdrawal charge will be used to reimburse us for the compensation paid to cover selling concessions to broker-dealers, preparation of sales literature and other expenses related to sales activity.

         For examples of calculation of the withdrawal charge, see Appendix C. Withdrawals from the fixed account investment options may be subject to a market value charge in addition to the withdrawal charge described above. In the case of group annuity contracts, we reserve the right to modify the withdrawal charge as to certificates issued after the effective date of a change specified in written notice to the group holder.

REDUCTION OR ELIMINATION OF WITHDRAWAL CHARGE

         The amount of the withdrawal charge on a contract may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in such a manner that results in savings of sales expenses. We will determine entitlement to such a reduction in the withdrawal charge in the following manner:

         - The size and type of group to which sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

         - The total amount of purchase payments to be received will be considered. Per-dollar sales expenses are likely to be less on larger purchase payments than on smaller ones.

         -        Any prior or existing relationship with us will be considered.
                  Per-contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

         - The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer the contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the contracts, thereby reducing our sales expenses.

         - There may be other circumstances of which we are not presently aware, which could result in reduced sales expenses.

         If, after consideration of the foregoing factors, we determine that there will be a reduction in sales expenses, we will provide a reduction in the withdrawal charge. The withdrawal charge will be eliminated when a contract is issued to officers, directors or employees (or a relative thereof), of us or of Manulife, the Trust or any of their affiliates. In no event will reduction or elimination of the withdrawal charge be permitted where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.

ADMINISTRATION FEES

         For information on the Administration Fee applicable to Ven 7 and Ven 8 contracts see Appendix F and to Ven 3 and Ven 1 contracts see Appendix G.

================================================================================
We deduct asset-based charges totaling 1.40% on an annual basis for administration and mortality and expense risks.
================================================================================

         Except as noted below, we will deduct each year an annual administration fee of $30 as partial compensation for the cost of providing all administrative services attributable to the contracts and the operations of the Variable Account and us in connection with the contracts. However, if prior to the maturity date the contract value is equal to or greater than $100,000 at the time of the fee's assessment, the fee will be waived. During the accumulation period, this administration fee is deducted on the last day of each contract year. It is withdrawn from each investment option in the same proportion that the value of such investment option bears to the contract value. If the entire contract is withdrawn on other than the last day of any contract year, the $30 administration fee will be deducted from the amount paid. During the pay-out period, the fee is deducted on a pro-rata basis from each annuity payment.

         A daily charge in an amount equal to 0.15% of the value of each variable investment account on an annual basis is also deducted from each sub-account to reimburse us for administrative expenses. This asset based administrative charge will not be deducted from the fixed account investment options. The charge will be reflected in the contract value as a proportionate reduction in the value of each variable investment account. Even though administrative expenses may increase, we guarantee that it will not increase the amount of the administration fees.

REDUCTION OR ELIMINATION OF ANNUAL ADMINISTRATION FEE

         The amount of the annual administration fee on a contract may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in such a manner that results in savings of administration expenses. The entitlement to such a reduction or elimination of the administration charges will be determined by us in the following manner:

         1. The size and type of group to which administrative services are to be provided will be considered.

         2. The total amount of purchase payments to be received will be considered.

         3. There may be other circumstances of which we are not presently aware, which could result in reduced administrative expense.

         If, after consideration of the foregoing factors, it is determined that there will be a reduction or elimination of administration expenses, we will provide a reduction in the annual administration fee. In no event will reduction or elimination of the administration fees be permitted where such reduction or elimination will be unfairly discriminatory to any person. We may waive all or a portion of the administration fee when a contract is issued to an officer, director or employee, or relative thereof, of us, Manulife, the Trust or any of our or their affiliates.

MORTALITY AND EXPENSE RISKS CHARGE

         For information on mortality and expense risks charges for Ven 1 contracts see Appendix G.

         The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit. (See "Death Benefit During Accumulation Period") The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.

         To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis. In the case of individual contracts, the rate of the mortality and expense risks charge cannot be increased. In the case of group contracts, the rate of the mortality and expense risks charge can be increased, but only as to certificates issued after the effective date of the increase and upon 60 days' prior written notice to the group holder. In the case of group contracts, we may issue contracts and certificates with a mortality or expense risks charge at rates less than those set out above, if we conclude that the mortality or expense risks of the groups involved are less than the risks it has determined for persons for whom the contracts and certificates have been generally designed. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk. The mortality and expense risks charge is not assessed against the fixed account investment options.

TAXES

================================================================================
We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.
================================================================================

         We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity payments. Such taxes may include premium taxes or other taxes levied by any government entity which we determine to have resulted from our:

         -        establishment or maintenance of the Variable Account,
         -        receipt of purchase payments,
         -        issuance of the contacts, or
         - commencement or continuance of annuity payments under the contracts.

In addition, we will withhold taxes to the extent required by applicable law.

         Except for residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted from the contract value used to provide for fixed or variable annuity payments. For residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted upon payment of any withdrawal benefits, upon any annuitization, or payment of death benefits. The amount deducted will depend on the premium tax assessed in the applicable state. State premium taxes currently range from 0% to 3.5% depending on the jurisdiction and the tax status of the contract and are subject to change by the legislature or other authority. See Appendix D for a table of State Premium Taxes.

EXPENSES OF DISTRIBUTING CONTRACTS

         MSS, the principal underwriter for the contracts, pays compensation to selling brokers in varying amounts which under normal circumstances are not expected to exceed 6.5% of purchase payments plus 0.75% of the contract value per year commencing one year after each purchase payment. These expenses are not assessed against the contracts but are instead paid by MSS. See "Distribution of Contracts" for further information.

                               FEDERAL TAX MATTERS

INTRODUCTION


         The following discussion of the Federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the IRS, and judicial decisions.


         This discussion does not address state or local tax consequences associated with the purchase of a contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

         We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account. We do not anticipate that we will be taxed on the income and gains of the Variable Account, but if we are, then we may impose a corresponding charge against the Variable Account.

TAXATION OF ANNUITIES IN GENERAL

================================================================================
Gains inside the contract are usually tax-deferred until you make a withdrawal, the annuitant starts receiving annuity benefit payments, or the beneficiary receives a death benefit payment.
================================================================================

TAX DEFERRAL DURING ACCUMULATION PERIOD

         Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity payments, or in some other form of distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

         - the contract must be owned by an individual (or treated as owned by an individual),

         - the investments of the Variable Account must be "adequately diversified" in accordance with IRS regulations,

         - we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and

         - the contract must provide for appropriate amortization, through annuity benefit payments, of the contract's purchase payments and earnings, e.g., the pay-out period must not begin near the end of the annuitant's life expectancy.

         NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for Federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

         Exceptions to the general rule for non-natural contract owners will also apply with respect to:

         - contracts acquired by an estate of a decedent by reason of the death of the decedent,
         -        certain qualified contracts,
         - certain contracts purchased by employers upon the termination of certain qualified plans,
         - certain contracts used in connection with structured settlement agreements, and
         - contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

         LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, a portion of otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect a contract if the income on the contract is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.


         DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with IRS regulations. The IRS has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.


         Although we do not control the investments of the Trust or the Merrill Variable Funds, we expect that the Trust and the Merrill Variable Funds will comply with such regulations so that the Variable Account will be considered "adequately diversified."


         OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets. In addition, the IRS announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued in the form of regulations or rulings on the "extent to which

Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.


         The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards will be set forth in the regulations or rulings which the IRS has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of the Variable Account.


         DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, (e.g., past age 85), it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

         The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS


         In the case of a partial withdrawal, amounts received are taxable as ordinary income to the extent the contract value before the withdrawal exceeds the "INVESTMENT IN THE CONTRACT." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludable from income as, for example, in the case of certain employer contributions to qualified contracts) less any amounts previously received from the contract which were not included in income.


         Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

         The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. As described elsewhere in this Prospectus, we impose certain charges with respect to the death benefit. It is possible that those charges (or some portion thereof) could be treated for Federal income tax purposes as a partial withdrawal from the contract.

         There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

TAXATION OF ANNUITY BENEFIT PAYMENTS

================================================================================
A portion of each annuity payment is usually taxable as ordinary income.
================================================================================

         Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "EXCLUSION AMOUNT." In the case of variable annuity payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by IRS regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:

         (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature) and

         (b) is the total expected value of fixed annuity payments for the term of the contract (determined under IRS regulations).

A simplified method of determining the taxable portion of annuity payments applies to contracts issued in connection with certain qualified plans other than IRAs.

         Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

         Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

         - if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or

         - if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above.

         During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

         - if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

         - if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity payments thereafter are fully includible in income.


PENALTY TAX ON PREMATURE DISTRIBUTIONS


================================================================================
Withdrawals and annuity benefit payments prior to age 59-1/2 may incur a 10% IRS penalty tax.
================================================================================



         There is a 10% IRS penalty tax on the taxable amount of any distribution from a non-qualified contract. Exceptions to this penalty tax include distributions:


         -        received on or after the contract owner reaches age 59-1/2;

         - attributable to the contract owner becoming disabled (as defined in the tax law);

         - made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

         - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law);

         - made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

         - made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS


         In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above.


QUALIFIED RETIREMENT PLANS

================================================================================
Special tax provisions apply to qualified plans. Consult your tax advisor prior to using the contract with a qualified plan.
================================================================================


         The contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract are contained in Appendix L to this Prospectus. Appendix L also discusses certain potential tax consequences associated with the use of the contract with certain qualified plans, including IRAs, which should be considered by a purchaser. Persons intending to use the contract in connection with a qualified plan should consult a tax advisor.


         The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans.


         If the contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Additionally, for contracts issued in connection with qualified plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the owner will have rights in the contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.



         In addition, special rules apply to the time at which distributions must commence and the form in which the distributions must be paid. These rules may also require the length of any guarantee period to be limited. These minimum distribution requirements may affect a purchasers ability to use the GRIP rider in connection with certain qualified plans, including IRAs. Failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70-1/2. In the case of certain other qualified plans, distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires.

         There is also a 10% IRS penalty tax on the taxable amount of any payment from certain qualified contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a payment:

         -        received on or after the contract owner reaches age 59-1/2,

         - received on or after the owner's death or because of the owner's disability (as defined in the tax law), or

         - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31, 1997 which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

         When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS


         If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, any "ELIGIBLE ROLLOVER DISTRIBUTION" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," (iii) and hardship withdrawals.


         Under these requirements, Federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person entitled to the distribution elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

LOANS


================================================================================
Some qualified contracts have a loan feature.
================================================================================



         A loan privilege is available only to owners of contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of ERISA. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and Company procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) contracts are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

         Federal tax law also requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse income tax consequences to you.



         When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "loan account," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). When a loan is repaid, the appropriate amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your purchase payments are currently being allocated.



         The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your contract value will be greater than it would have been had no loan been outstanding.


         See Appendix G for information on Loans applicable to Ven 1 and Ven 3 contracts.

FEDERAL INCOME TAX WITHHOLDING


================================================================================
We may be required to withhold amounts from some payments for Federal income taxes.
================================================================================


         We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

                                 GENERAL MATTERS


PERFORMANCE DATA


================================================================================
We may advertise our investment performance.
================================================================================


         Each of the sub-accounts may quote total return figures in its advertising and sales materials. PAST PERFORMANCE FIGURES ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE OF ANY SUB-ACCOUNT. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures. Standardized figures will include average annual total return figures for one, five and ten years, or from the inception date of the relevant sub-account of the Variable Account (if that period since inception is shorter than one of those periods). Non-standardized total return figures also may be quoted, including figures that do not assume redemption at the end of the time period. Non-standardized figures may also include total return numbers from the inception date of the portfolio or ten years, whichever period is shorter. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period.


         Average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of that purchase payment on the last day of the period for which the return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which the return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated. For total return figures quoted for periods prior to the commencement of the offering of the contract, standardized performance data will be the historical performance of the Trust or Merrill Variable Funds portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts that we offer, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust or Merrill Variable Funds portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor Manulife Series Fund, Inc. portfolio), adjusted to reflect current contract charges.

ASSET ALLOCATION AND TIMING SERVICES

         We are aware that certain third parties are offering asset allocation and timing services in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such asset allocation and timing services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service. However, the contract is not designed for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the Trust or Merrill Variable Funds portfolios and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of fixed investment options is not permitted). WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

         Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:

         - termination of employment in the Texas public institutions of higher education,
         -        retirement,
         -        death, or
         -        the participant's attainment of age 70-1/2.

Accordingly, before any amounts may be distributed from the contract, proof must be furnished to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the contract value to another contract or another qualified custodian during the period of participation in the ORP. Loans are not available under contracts subject to the ORP.

DISTRIBUTION OF CONTRACTS

================================================================================
We pay broker-dealers to sell the contracts.
================================================================================

         Manufacturers Securities Services, LLC ("MSS"), a Delaware limited liability company that we control, is the principal underwriter of the contracts. MSS, located at 73 Tremont Street, Boston, Massachusetts 02108, also is the investment adviser to the Trust. MSS is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and a member of the National Association of Securities Dealers, Inc. (the "NASD"). MSS has entered into a non-exclusive promotional agent agreement with Manulife Wood Logan, Inc. ("MANULIFE WOOD LOGAN"). Manulife Wood Logan is a broker-dealer registered under the 1934 Act and a member of the NASD. Manulife Wood Logan is an indirect wholly owned subsidiary of MFC. Sales of the contracts will be made by registered representatives of broker-dealers authorized by MSS to sell the contracts. Those registered representatives will also be our licensed insurance agents. Under the promotional agent agreement, Manulife Wood Logan will recruit and provide sales training and licensing assistance to those registered representatives. In addition, Manulife Wood Logan will prepare sales and promotional materials for our approval.

CONTRACT OWNER INQUIRIES

         Your inquiries should be directed to our Annuity Service Office mailing address at P.O. Box 9230, Boston, Massachusetts 02205-9230.

CONFIRMATION STATEMENTS

         You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS

         There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor MSS are involved in any litigation that is of material importance to either, or that relates to the Variable Account.


CANCELLATION OF CONTRACT

         We may, at our option, cancel a contract at the end of any two consecutive contract years in which no purchase payments by or on behalf of you, have been made, if both:

         - the total purchase payments made for the contract, less any withdrawals, are less than $2,000; and

         - the contract value at the end of such two year period is less than $2,000.

         We, as a matter of administrative practice, will attempt to notify you prior to such cancellation in order to allow you to make the necessary purchase payment to keep the contract in force. The cancellation of contract provisions may vary in certain states in order to comply with the requirements of insurance laws and regulations in such states.

VOTING INTEREST

         As stated above under "Merrill Variable Funds", we will vote shares of the Trust portfolios and the Merrill Variable Funds held in the Variable Account at shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

         Accumulation Period. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

         Pay-out Period. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

         Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

REINSURANCE ARRANGEMENTS

         We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that are currently reinsured include guaranteed death benefits, fixed account guarantees, and GRIP.

                                   APPENDIX A

                                  SPECIAL TERMS

         The following terms as used in this Prospectus have the indicated meanings:

         Accumulation Period - The period between the issue date of the contract and the maturity date of the contract. During this period, purchase payments are typically made to the contract by the owner.

         Accumulation Unit - A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

         Annuitant - Any natural person or persons to whom annuity payments are made and whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The "annuitant" and "co-annuitant" will be referred to collectively as "annuitant." The "annuitant" is as designated on the contract or certificate specification page, unless changed.

         Annuity Option - The method selected by the contract owner (or as specified in the contract if no selection is made) for annuity payments made by the Company.

         Annuity Service Office - The mailing address of the service office is P.O. Box 9230, Boston, Massachusetts 02205-9230.

         Annuity Unit - A unit of measure that is used after the maturity date to calculate variable annuity payments.

         Beneficiary - The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified in the contract or certificate specifications page, unless changed. If there is a surviving contract owner, that person will be deemed the beneficiary.

         Certificate - The document issued to each owner which summarizes the rights and benefits of the owner under the contract.

         Contingent Beneficiary - The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

         Contract Anniversary - In the case of an individual annuity contract, the anniversary of the contract date. For a group contract, the anniversary of the date of issue of a certificate under the contract.

         Contract Date - In the case of an individual annuity contract, the date of issue of the contract. In the case of a group annuity contract, the effective date of participation under the group annuity contract as designated in the certificate specifications page.

         Contract Value - The total of the investment account values and, if applicable, any amount in the loan account attributable to the contract.

         Contract Year - The period of twelve consecutive months beginning on the contract date or any anniversary thereof.

         Debt - Any amounts in the loan account attributable to the contract plus any accrued loan interest. The loan provision is applicable to certain qualified contracts only.

         Due Proof of Death - Due Proof of Death is required upon the death of the contract owner or annuitant, as applicable. One of the following must be received at the Annuity Service Office within one year of the date of death:

         (a)      A certified copy of a death certificate;

         (b) A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

         (c)      Any other proof satisfactory to us.

Death benefits will be paid within 7 days of receipt of due proof of death and all required claim forms at the Company's Annuity Service Office.

         Fixed Annuity - An annuity option with payments which are predetermined and guaranteed as to dollar amount.

         General Account - All the assets of the Company other than assets in separate accounts.

         Group Holder - In the case of a group annuity contract, the person, persons or entity to whom the contract is issued.

         Investment Account - An account established by the Company which represents a contract owner's interest in an investment option prior to the maturity date.

         Investment Account Value - The value of a contract owner's investment in an investment account.


         Investment Options - The investment choices available to contract owners.


         Loan Account - The portion of the general account that is used for collateral when a loan is taken.

         Market Value Charge - A charge that may be assessed if amounts are withdrawn or transferred from the three, five or seven year investment options prior to the end of the interest rate guarantee period.

         Maturity Date - The date on which annuity benefits commence. The maturity date is the date specified on the contract or certificate specifications page and is generally the first day of the month following the later of the annuitant's 85th birthday or the tenth contract anniversary, unless changed. See Appendix F for information on the Maturity Date for Ven 7 and Ven 8 contracts and Appendix G for information on the Maturity Date for Ven 3 and Ven 1 contracts.

         Net Purchase Payment - The purchase payment less the amount of premium tax.

         Non-Qualified Certificates - Certificates issued under non-qualified Contracts.

         Non-Qualified Contracts - Contracts which are not issued under qualified plans.

         Owner or Contract Owner - In the case of an individual contract, the person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. In the case of a group annuity contract, the person, persons or entity named in a certificate and entitled to all of the ownership rights under the contract not expressly reserved to the group holder. The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified in the contract or certificate specifications page, unless changed. The maximum issue age is 85.

         Pay-out Period - The pay-out period is the period when we make annuity benefit payments to you.

         Portfolio - A separate investment portfolio of the Trust or the Merrill Variable Funds, mutual funds in which the Variable Account invests, or of any successor mutual funds.

         Purchase Payment - An amount paid by a contract owner to the Company as consideration for the benefits provided by the contract.

         Qualified Certificates - Certificates issued under qualified contracts.

         Qualified Contracts - Contracts issued under qualified plans.

         Qualified Plans - Retirement plans which receive favorable tax treatment under Section 401, 403, 408, 408A or 457 of the Internal Revenue Code of 1986, as amended.

         Separate Account - A segregated account of the Company that is not commingled with the Company's general assets and obligations.

         Sub-Account(s) - One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different portfolio.

         Valuation Date - Any date on which the New York Stock Exchange is open for business and the net asset value of a portfolio is determined.

         Valuation Period - Any period from one valuation date to the next, measured from the time on each such date that the net asset value of each portfolio is determined.

         Variable Account - The Variable Account, which is a separate account of the Company.

         Variable Annuity - An annuity option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified sub-accounts.

                                   APPENDIX B

                      TABLE OF ACCUMULATION UNIT VALUES FOR
                     CONTRACTS DESCRIBED IN THIS PROSPECTUS(A)


                                           UNIT VALUE                             INDIVIDUAL CONTRACT        GROUP CONTRACT
                                           AT START           UNIT VALUE           NUMBER OF UNITS           NUMBER OF UNITS
SUB-ACCOUNT                                OF YEAR(B)       AT END OF YEAR           AT END OF YEAR           AT END OF YEAR
-----------------------------------------------------------------------------------------------------------------------------
Internet Technologies
   2000                                $    12.500000      $     6.965644            3,234,811.559              927,230.013

Pacific Rim Emerging Markets
   1997                                $    12.500000      $     8.180904              461,452.138               74,344.781
   1998                                      8.180904            7.695249              755,538.125              157,041.182
   1999                                      7.695249           12.359297            2,290,228.806              516,973.155
   2000                                     12.359297            9.217819            2,892,192.113              820,517.740
Science & Technology
   1997                                $    12.500000      $    13.647195            1,643,020.899              385,384.991
   1998                                     13.647195           14.381705            1,766,701.306              733,336.652
   1999                                     14.381705           37.943261            9,827,872.523            2,787,082.717
   2000                                     37.943261           24.672266           17,119,020.025            5,059,157.985
International Small Cap
   1996                                $    12.500000      $    13.493094            2,508,877.311              265,493.981
   1997                                     13.493094           13.410016            3,471,789.485              411,567.524
   1998                                     13.410016           14.792077            3,364,323.347              445,595.774
   1999                                     14.792077           26.974754            3,104,142.787              590,286.471
   2000                                     26.974754           18.844170            5,149,651.558            1,474,422.677
Aggressive Growth
   1997                                $    12.500000      $    12.327066            1,855,271.120              347,682.217
   1998                                     12.327066           12.680777            2,204,988.070              413,146.923
   1999                                     12.680777           16.628126            3,175,556.947              642,031.433
   2000                                     16.628126           16.889157            8,177,870.000            2,244,523.082
Emerging Small Company
   1997                                $    12.500000      $    14.574077            1,261,104.634              211,397.254
   1998                                     14.574077           14.381705            1,766,701.306              346,289.470
   1999                                     14.381705           24.610648            2,282,640.849              391,924.052
   2000                                     24.610648           23.225958            4,608,080.350            1,043,497.023
Small Company Blend
   1999                                $    12.500000      $    15.922213            1,081,325.431              236,863.814
   2000                                     15.922213           12.601917            2,836,884.268              628,802.445
Dynamic Growth
   2000                                $     12.50000            7.906976            5,956,797.687            1,657,596.869
Mid Cap Stock
   1999                                $    12.500000      $    12.483520              937,955.877              199,187.406
   2000                                     12.483520           11.821790            2,579,153.363              651,655.490
All Cap Growth
   1996                                $    12.500000      $    13.215952            4,970,485.965              684,451.580
   1997                                     13.215952           15.020670            7,199,403.308            1,150,785.107
   1998                                     15.020670           19.002856            8,705,899.524            1,409,072.931
   1999                                     19.002856           27.113084            9,777,264.740            1,841,074.862
   2000                                     27.113084           23.852189           13,839,814.240            3,132,168.082
Overseas
   1995                                $    10.000000      $    10.554228            2,338,302.067              403,796.120
   1996                                     10.554228           11.718276            6,224,551.234              783,705.750
   1997                                     11.718276           11.545714            7,490,974.192            1,064,531.666
   1998                                     11.545714           12.290162            7,846,958.079            1,111,741.652
   1999                                     12.290162           17.044524            9,341,522.459            1,269,249.155
   2000                                     17.044524           13.661286           12,145,634.807            2,294,377.881
International Stock

   1997                                $    12.500000      $    12.652231            1,311,720.798              204,655.753
   1998                                     12.652231           14.337171            1,682,421.588              309,081.617
   1999                                     14.337171           18.338932            2,281,283.494              439,631.206
   2000                                     18.338932           15.087850            4,094,849.630              791,271.697
International Value
   1999                                $    12.500000      $    12.860110              962,070.937              179,717.654
   2000                                     12.860110           11.862293            1,978,900.887              413,665.696


                                           UNIT VALUE                             INDIVIDUAL CONTRACT        GROUP CONTRACT
                                           AT START           UNIT VALUE           NUMBER OF UNITS           NUMBER OF UNITS
SUB-ACCOUNT                                OF YEAR(B)       AT END OF YEAR           AT END OF YEAR           AT END OF YEAR
-----------------------------------------------------------------------------------------------------------------------------
Capital Appreciation
   2000                                $    12.500000      $    10.945558               49,271.031               10,669.967
Strategic Opportunities(C)
   1994                                $    14.381312      $    14.786831              891,587.416              156,302.930
   1995                                     14.786831           20.821819            5,881,806.714              761,321.040
   1996                                     20.821819           24.664354           12,141,813.159            1,637,731.552
   1997                                     24.664354           29.002593           13,343,419.201            1,935,946.769
   1998                                     29.002593           31.289551           13,823,427.732            2,089,408.090
   1999                                     31.289551           39.416089           12,680,796.239            2,169,912.103
   2000                                     39.416089           36.392717           12,769,346.770            2,265,149.511
Global Equity
   1994                                $    16.715126      $    15.500933              951,915.210              171,668.821
   1995                                     15.500933           16.459655            3,472,776.106              583,284.547
   1996                                     16.459655           18.276450            6,625,243.867              923,612.249
   1997                                     18.276450           21.770913            8,196,104.137            1,299,904.123
   1998                                     21.770913           24.098970            9,225,007.542            1,410,900.881
   1999                                     24.098970           24.633827            8,734,027.228            1,417,111.243
   2000                                     24.633827           27.253960            7,334,729.958            1,226,583.586
Growth
   1996                                $    12.500000      $    13.727312            1,629,270.725              252,538.943
   1997                                     13.727312           16.968111            3,610,591.057              639,712.776
   1998                                     16.968111           20.739989            4,904,765.089            1,046,714.538
   1999                                     20.739989           28.060585            7,961,636.213            1,786,314.584
   2000                                     28.060585           20.120816           11,328,720.554            3,553,112.240
Large Cap Growth
   1994                                $    12.538660      $    12.381395              202,014.859               41,051.814
   1995                                     12.381395           14.990551              963,754.656              102,929.895
   1996                                     14.990551           16.701647            1,725,531.634              162,245.394
   1997                                     16.701647           19.614359            1,842,826.443              188,134.226
   1998                                     19.614359           23.040505            2,032,060.452              207,714.978
   1999                                     23.040505           28.465074            3,457,002.544              540,918.056
   2000                                     28.465074           24.071737            6,823,202.960            1,377,109.580
Quantitative Equity
   1997                                $    12.500000      $    16.107191              634,340.601              215,077.482
   1998                                     16.107191           20.068624            1,177,427.311              600,960.185
   1999                                     20.068624           24.202942            2,895,069.542            1,393,991.081
   2000                                     24.202942           25.371611            5,346,355.935            1,870,637.264
Blue Chip Growth
   1994                                $     8.699511      $     8.837480              427,027.154               67,651.751
   1995                                      8.837480           11.026969            3,534,123.332              532,417.987
   1996                                     11.026969           13.688523            7,508,607.872            1,036,815.886
   1997                                     13.688523           17.134232           11,974,571.122            2,075,335.712
   1998                                     17.134232           21.710674           15,628,004.547            3,273,092.167
   1999                                     21.710674           25.568866           21,222,107.562            5,266,110.754
   2000                                     25.568866           24.518135           25,150,405.898            6,096,357.679
Real Estate Securities
   1997                                $    12.500000      $    14.949140              961,596.983              145,941.281
   1998                                     14.949140           12.317190            1,341,124.477              239,992.320
   1999                                     12.317190           11.174188            1,134,441.161              266,405.169
   2000                                     11.174188           13.852028            1,575,491.729              342,541.668
Small Company Value
   1997                                $    12.500000      $    11.898363              620,681.436               59,637.804
   1998                                     11.898363           11.178700            2,716,433.485              363,594.336
   1999                                     11.178700           11.904646            2,227,809.455              447,851.113
   2000                                     11.904646           12.436171            2,071,217.115              514,059.982
Value

   1997                                $    12.500000      $    15.057118            2,974,221.078              477,917.950
   1998                                     15.057118           14.591878            4,657,068.062              850,683.716
   1999                                     14.591878           13.987433            4,097,746.800              820,885.210
   2000                                     13.987433           17.182340            4,242,769.128              784,549.927

                                           UNIT VALUE                             INDIVIDUAL CONTRACT        GROUP CONTRACT
                                           AT START           UNIT VALUE           NUMBER OF UNITS           NUMBER OF UNITS
SUB-ACCOUNT                                OF YEAR(B)       AT END OF YEAR           AT END OF YEAR           AT END OF YEAR
-----------------------------------------------------------------------------------------------------------------------------
Tactical Allocation
   2000                               $    12.500000       $    11.989936           1,026,364.942             1,054,169.472
Growth & Income
   1994                               $    13.239339       $    13.076664             675,761.489               147,028.139
   1995                                    13.076664            16.660889           4,936,977.686               916,107.230
   1996                                    16.660889            20.178770          11,948,147.164             2,035,385.742
   1997                                    20.178770            26.431239          17,029,624.733             3,295,978.088
   1998                                    26.431239            32.976967          21,547,089.791             4,330,884.038
   1999                                    32.976967            38.655938          27,232,378.764             5,915,996.753
   2000                                    38.655938            35.404552          28,377,482.593             6,173,294.478
U.S. Large Cap Value
   1999                               $    12.500000       $    12.721279           3,353,379.148             1,016,576.242
   2000                                    12.721279            12.894130           7,307,408.178             1,677,592.320
Equity-Income
   1994                               $    11.375744       $    11.107620             747,374.695               147,434.130
   1995                                    11.107620            13.548849           4,453,647.654               816,934.091
   1996                                    13.548849            16.011513          12,141,813.159             1,486,734.204
   1997                                    16.011513            20.479412          13,420,571.870             2,237,941.970
   1998                                    20.479412            22.054902          15,001,075.906             2,680,312.794
   1999                                    22.054902            22.487758          13,946,555.915             2,908,844.039
   2000                                    22.487758            25.057453          12,316,383.810             2,417,412.520
Income & Value
   1994                               $    12.522239       $    12.396295             462,460.272                98,925.767
   1995                                    12.396295            14.752561           2,139,216.556               312,206.344
   1996                                    14.752561            15.995076           3,599,312.544               518,913.471
   1997                                    15.995076            18.276161           3,631,403.547               675,599.424
   1998                                    18.276161            20.742457           3,813,045.822               696,068.359
   1999                                    20.742457            22.230152           5,286,263.515             1,002,438.443
   2000                                    22.230152            23.004542           4,653,154.211               877,512.726
Balanced
   1997                               $    12.500000       $    14.609853             761,001.508               102,157.738
   1998                                    14.609853            16.459454           2,088,848.755               363,163.201
   1999                                    16.459454            15.962370           2,427,979.502               569,650.577
   2000                                    15.962370            14.272291          13,839,814.240               536,020.969
High Yield
   1997                               $    12.500000       $    13.890491           1,854,776.096               338,419.694
   1998                                    13.890491            14.078376           3,005,790.085             1,031,379.259
   1999                                    14.078376            14.993652           3,643,194.244               890,597.699
   2000                                    14.993652            13.459828           3,525,467.471               764,785.063
Strategic Bond
   1994                               $    10.192707       $     9.965972             191,924.981                17,448.655
   1995                                     9.965972            11.716972           1,392,653.448               276,219.578
   1996                                    11.716972            13.250563           4,418,383.860               696,578.665
   1997                                    13.250563            14.500997           6,763,049.841             1,080,748.752
   1998                                    14.500997            14.486687           7,710,787.567             1,416,430.202
   1999                                    14.486687            14.602672           6,553,164.268             1,339,642.588
   2000                                    14.602672            15.463354           5,906,149.224             1,065,466.346
Global Bond
   1994                               $    14.734788       $    14.630721             194,131.021                46,005.023
   1995                                    14.630721            17.772344             952,156.169               117,694.301
   1996                                    17.772344            19.803954           1,613,888.548               194,577.024
   1997                                    19.803954            20.104158           1,767,579.789               242,752.181
   1998                                    20.104158            21.333144           1,753,775.159               224,934.824
   1999                                    21.333144            19.632749           1,681,756.979               220,123.815
   2000                                    19.632749            19.685989           1,630,740.681               265,332.370
Total Return

   1999                               $    12.500000       $    12.255674           1,966,111.227               532,638.870
   2000                                    12.255674            13.404017           3,943,095.669               999,575.413

                                           UNIT VALUE                             INDIVIDUAL CONTRACT        GROUP CONTRACT
                                           AT START           UNIT VALUE           NUMBER OF UNITS           NUMBER OF UNITS
SUB-ACCOUNT                                OF YEAR(B)       AT END OF YEAR           AT END OF YEAR           AT END OF YEAR
-----------------------------------------------------------------------------------------------------------------------------
Investment Quality Bond
     1994                            $    14.307698         $    14.216516             128,932.292              15,254.616
     1995                                 14.216516              16.751499             889,906.187             118,436.044
     1996                                 16.751499              16.943257           1,828,328.994             276,418.440
     1997                                 16.943257              18.336912           2,353,565.854             407,957.213
     1998                                 18.336912              19.660365           3,418,019.452             713,485.329
     1999                                 19.660365              19.039807           4,121,780.333             945,643.907
     2000                                 19.039807              20.541376           4,009,310.771             936,972.711
Diversified Bond
     1994                            $    12.478545         $    12.298940             128,525.165              33,929.162
     1995                                 12.298940              14.320582             716,489.411             127,957.567
     1996                                 14.320582              15.113142           1,281,095.343             174,512.432
     1997                                 15.113142              16.607511           1,606,748.573             214,321.762
     1998                                 16.607511              18.125951           1,593,867.820             287,507.011
     1999                                 18.125951              18.002047           1,672,203.394             337,466.500
     2000                                 18.002047              19.585192           1,982,995.137             392,584.373
U.S. Government Securities
     1994                            $    14.188969         $    14.111357             231,053.897              14,981.455
     1995                                 14.111357              16.083213           1,744,509.872             136,450.591
     1996                                 16.083213              16.393307           2,512,596.677             299,784.238
     1997                                 16.393307              17.535478           2,636,669.504             377,170.452
     1998                                 17.535478              18.587049           3,474,578.886             595,649.153
     1999                                 18.587049              18.286918           3,976,168.438             778,189.875
     2000                                 18.286918              19.993612           3,554,505.660             677,169.337
Money Market
     1994                            $    13.453100         $    13.623292             870,982.381              57,620.649
     1995                                 13.623292              14.190910           3,204,791.061             218,876.370
     1996                                 14.190910              14.699636           5,629,209.351             436,831.126
     1997                                 14.699636              15.241915           8,474,412.668             751,417.909
     1998                                 15.241915              15.794513          10,765,582.009           1,464,550.126
     1999                                 15.794513              16.291417          19,654,749.306           3,445,219.284
     2000                                 16.291417              17.010114          12,153,435.959           2,683,095.911
Small Cap Index
     2000                            $    12.500000         $    11.596178             236,153.400              38,343.410
International Index
     2000                            $    12.500000         $    11.167069             367,848.601              74,627.131
Mid Cap Index
     2000                            $    12.500000         $    13.271787             326,853.494             134,161.478
Total Stock Market Index
     2000                            $    12.500000         $    11.142088             336,500.723              54,741.046
500 Index
     2000                            $    12.500000         $    11.200577           2,727,194.419             645,209.559
Lifestyle Aggressive 1000
     1997                            $    12.500000         $    13.669625           1,463,426.964             621,262.575
     1998                                 13.669625              14.134419           2,230,662.753             506,567.762
     1999                                 14.134419              15.974195           1,662,582.560             442,019.643
     2000                                 15.974195              14.948006           2,444,308.316             699,561.704
Lifestyle Growth 820
     1997                            $    12.500000         $    14.033299           6,430,704.073           1,246,305.915
     1998                                 14.033299              14.696667          10,008,771.513           2,128,963.458
     1999                                 14.696667              16.893101           8,132,071.983           1,819,617.211
     2000                                 16.893101              16.162371          10,056,735.354           2,400,299.791
Lifestyle Balanced 640
     1997                            $    12.500000         $    14.066417           5,943,640.615             964,581.576
     1998                                 14.066417              14.664362          10,319,807.162           2,042,016.557
     1999                                 14.664362              16.257312           7,959,999.081           1,803,079.849

     2000                                 16.257312              16.437657           9,024,056.273           1,980,976.226
Lifestyle Moderate 460
     1997                            $    12.500000         $    14.016704           1,534,133.462              245,410.54
     1998                                 14.016704              15.171965           3,266,162.755             715,352.758
     1999                                 15.171965              16.142259           3,282,727.901             785,340.030
     2000                                 16.142259              16.596254           3,231,718.386             728,708.767
Lifestyle Conservative 280
     1997                            $    12.500000         $    13.825120             600,120.072             129,160.895
     1998                                 13.825120              15.025549           1,754,059.436             450,163.851
     1999                                 15.025549              15.439823           2,079,082.620             508,054.883
     2000                                 15.439823              16.397834           1,725,445.183             417,593.233

                                           UNIT VALUE                             INDIVIDUAL CONTRACT        GROUP CONTRACT
                                           AT START           UNIT VALUE           NUMBER OF UNITS           NUMBER OF UNITS
SUB-ACCOUNT                                OF YEAR(B)       AT END OF YEAR           AT END OF YEAR           AT END OF YEAR
-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Small Cap Value Focus
    1997                                $    12.500000       $    27.655848              3,107.949                5,349.303
    1998                                     27.655848            25.494200             23,981.023               14,178.088
    1999                                     25.494200            33.685273             50,401.853               31,472.859
    2000                                     33.685273            38.059573            100,085.575              514,059.982
Merrill Lynch Basic Value Focus
    1997                                $    12.500000       $    15.792005             14,893.523                6,541.426
    1998                                     15.792005            17.018200             92,740.889               74,371.966
    1999                                     17.018200            20.300779            309,413.366              329,427.661
    2000                                     20.300779            22.514992            495,014.959              453,363.765
Merrill Lynch Developing Capital
 Markets Focus
    1997                                $    12.500000       $     9.191866              2,694.632                  763.637
    1998                                      9.191866             6.389100             29,568.171                4,390.133
    1999                                      6.389100            10.419795                  0.000                    0.000
    2000                                     10.419795             7.313442            123,219.621               80,182.164


(A) For the TABLE OF ACCUMULATION UNIT VALUES for Ven 7 and Ven 8 contracts see Appendix F and for Ven 3 and Ven 1 contracts see Appendix G.

(B) Units under these series of contracts were first credited under the sub-accounts on August 9, 1994, except in the case of:

     -    Overseas Trust where units were first credited on January 9, 1995,

     - Mid Cap Growth and International Small Company Trusts where units were first credited on March 4, 1996,

     -    Growth Trust where units were first credited on July 15, 1996,

     - Pacific Rim Emerging Markets, Science & Technology, Emerging Small Company, Aggressive Growth, International Stock, Quantitative Equity, Real Estate Securities, Value, Balanced and High Yield Trusts where units were first credited on January 1, 1997,

     - Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 Trusts where units were first credited on January 7, 1997,

     - Small Company Value Trust where units were first credited on October 1, 1997;

     - Merrill Lynch Special Value Focus Fund, Merrill Lynch Basic Value Focus Fund and Merrill Lynch Developing Capital Markets Focus Fund where units were first credited on October 13, 1997; and

     - Small Company Blend, Mid Cap Stock, International Value, U.S. Large Cap Value and Total Return Trusts where units were first credited on May 1, 1999.


     - Internet Technologies, Dynamic Growth, Tactical Allocation, Small Cap Index, International Index, Mid Cap Index, Total Stock Market Index and 500 Index where units were first credited on May 1, 2000.



     - Capital Appreciation Trust where units were first credited on November 1, 2000.



(C)  Formerly, the Mid Cap Blend Trust.

                                   APPENDIX C

                  EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE*

EXAMPLE 1 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are no partial withdrawals. The table below illustrates four examples of the withdrawal charges that would be imposed if the contract is completely withdrawn, based on hypothetical contract values.



                                                                                                WITHDRAWAL
     CONTRACT           HYPOTHETICAL               FREE                                           CHARGE
       YEAR               CONTRACT              WITHDRAWAL           PAYMENTS          -----------------------------
                            VALUE                 AMOUNT            LIQUIDATED           PERCENT            AMOUNT
--------------------------------------------------------------------------------------------------------------------
        2                  55,000                 5,000(a)            50,000              6%                3,000
        4                  50,500                 5,000(b)            45,500              5%                2,275
        6                  60,000                10,000(c)            50,000              3%                1,500
        8                  70,000                20,000(d)            50,000              0%                    0
----------

(a) During any contract year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total payments made under the contract less any prior partial withdrawals in that contract year. In the second contract year the earnings under the contract and 10% of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (contract value less free withdrawal amount).

(b) In the example for the fourth contract year, the accumulated earnings of $500 is less than 10% of payments, therefore the free withdrawal amount is equal to 10% of payments ($50,000 X 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (contract value less free withdrawal amount).

(c) In the example for the sixth contract year, the accumulated earnings of $10,000 is greater than 10% of payments ($5,000), therefore the free withdrawal amount is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the payments liquidated (contract value less free withdrawal amount).

(d) There is no withdrawal charge on any payments liquidated that have been in the contract for at least 7 years.

EXAMPLE 2 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are a series of four partial withdrawals made during the third contract year of $2,000, $5,000, $7,000, and $8,000.


                                                                                                   WITHDRAWAL
      HYPOTHETICAL       PARTIAL WITHDRAWAL         FREE                                             CHARGE
        CONTRACT              REQUESTED          WITHDRAWAL          PAYMENTS         --------------------------------------
         VALUE                                     AMOUNT           LIQUIDATED             PERCENT              AMOUNT
----------------------------------------------------------------------------------------------------------------------------
         65,000                 2,000            15,000(a)                 0                 5%                   0
         49,000                 5,000             3,000(b)             2,000                 5%                 100
         52,000                 7,000             4,000(c)             3,000                 5%                 150
         44,000                 8,000                 0(d)             8,000                 5%                 400
----------

(a) The free withdrawal amount during any contract year is the greater of the contract value less the unliquidated payments (accumulated earnings), or 10% of payments less 100% of all prior withdrawals in that contract year. For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of payments less prior withdrawals ($5,000-0). The amount requested ($2,000) is less than the free withdrawal amount so no payments are liquidated and no withdrawal charge applies.

(b) The contract has negative accumulated earnings ($49,000-$50,000), so the free withdrawal amount is limited to 10% of payments less all prior withdrawals. Since $2,000 has already been withdrawn in the current contract year, the remaining free withdrawal amount during the third contract year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.

(c) The contract has increased in value to $52,000. The unliquidated payments are $48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals ($5,000-$2,000-$5,000 less than 0). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.

(d) The free withdrawal amount is zero since the contract has negative accumulated earnings ($44,000-$45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next contract year the full 10% of payments would be available again for withdrawal requests during that year.

*Examples do not illustrate withdrawal charges applicable to Ven 7, Ven 8, Ven 3 or Ven 1 contracts.

                                   APPENDIX D

                               STATE PREMIUM TAXES

         Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax advisor should be consulted.


                                                                        TAX RATE

                                                               QUALIFIED       NON-QUALIFIED
STATE                                                          CONTRACTS          CONTRACTS
CALIFORNIA...........................................             0.50%             2.35%
MAINE................................................             0.00%             2.00%
NEVADA...............................................             0.00%             3.50%
PUERTO RICO..........................................             1.00%             1.00%
SOUTH DAKOTA*........................................             0.00%             1.25%
WEST VIRGINIA........................................             1.00%             1.00%
WYOMING..............................................             0.00%             1.00%

* Premium tax paid upon receipt of premium (no tax at annuitization if tax paid on premium at issue).

                                   APPENDIX E


                        PENNSYLVANIA MAXIMUM MATURITY AGE

For all certificates issued in Pennsylvania on or after August 9, 1994 the maximum maturity age based upon the issue age of the annuitant is as follows:


                      ISSUE AGE            MAXIMUM MATURITY AGE
                     70 or less                      85
                     71-75                           86
                     76-80                           88
                     81-85                           90
                     86-90                           93
                     91-93                           96
                     94-95                           98
                     96-97                           99
                     98-99                          101
                      100-101                       102
                      102                           103
                      103                           104
                      104                           105
                      105                           106

         It is required that the annuitant exercise a settlement annuity option no later than the maximum maturity age stated above. For example an annuitant age 60 at issue must exercise a settlement option prior to the attainment of age
86. The Company will use the issue age of the youngest named annuitant in the determination of the required settlement option date.

         If certificates are issued with annuitants over age 84, a withdrawal charge could be imposed if they terminate the certificate rather than elect a settlement option upon attainment of the maximum maturity age. This is a result of the restrictions by Pennsylvania in combination with the 7-year withdrawal charge schedule of the certificate.

                                   APPENDIX F

                    PRIOR CONTRACTS-VEN 7 AND VEN 8 CONTRACTS

         The Company has a class of variable annuity contract which is no longer being issued but under which purchase payments may continue to be made ("VEN 7" contracts), which were sold during the period from August, 1989 until April, 1999. The Company also has a class of variable annuity contract which is no longer being issued but under which purchase payments may continue to be made ("VEN 8" contracts) which were sold during the period from September, 1992 until February, 1995. Ven 7 contracts and Ven 8 contracts are collectively referred to as "prior contracts."

         The principal differences between the contract offered by this Prospectus and the prior contracts relate to the investment options available under the contracts, a minimum interest rate to be credited for any guarantee period under the fixed portion of the contracts, the charges made by the Company and the death benefit provisions.

INVESTMENT OPTIONS

         The investment options under the prior contracts differ as follows from the investment options described in this Prospectus. The prior contracts do not allow for investments in the five and seven year fixed account investments options. The prior contracts allow investments in a six year fixed account investment option not available under the contract offered by this Prospectus. The prior contracts do not provide the Company the authority to offer additional fixed account investment options for any yearly period from two to ten years. The portfolios of Merrill Variable Funds are not available for investment for Ven 8 contract owners.

FIXED ACCOUNT MINIMUM INTEREST GUARANTEE

         The minimum interest rate to be credited for any guarantee period under the fixed portion of the prior contracts is 4%. If a withdrawal is deferred for more than 30 days, we will pay interest on the amount deferred at a rate not less than 4% per year (or a higher rate if required by applicable law).

MARKET VALUE CHARGE

         For purposes of calculating the market value adjustment factor (see "FIXED ACCOUNT INVESTMENT OPTIONS - Market Value Charge") the maximum difference between "B" and "A" will be 3% under the prior contracts. The adjustment factor will never be greater than 2x(A-4%) and never less than zero. ("A" is the guaranteed interest rate on the investment account. "B" is the guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new investment account with the same length of guarantee period as the investment account from which the amounts are being withdrawn.)

         There will be no market value charge on withdrawals from the fixed account investment options in the following situations: (a) death of the annuitant; (b) amounts withdrawn to pay fees or charges; (c) amounts applied at the maturity date to purchase an annuity as provided in the contract; (d) amounts withdrawn from three and six year investment accounts within one month prior to the end of the guarantee period; and (e) amounts withdrawn in any year that do not exceed 10% of total purchase payments less any prior partial withdrawals in that contract year.

         Notwithstanding application of the market value adjustment factor formula, in no event will the market value charge (i) exceed the earnings attributable to the amount withdrawn from an investment account, (ii) together with any withdrawal charges for an investment account be greater than 10% of the amount transferred or withdrawn, or (iii) reduce the amount payable on withdrawal or transfer below the amount required under the non-forfeiture laws of the state with jurisdiction over the contract. The cumulative effect of the market value and withdrawal charges (or the effect of the withdrawal charge itself) could, however, result in an owner receiving total withdrawal proceeds of less than the owner's purchase payments.

WITHDRAWAL CHARGES

         The withdrawal charges under the prior contracts differ from the withdrawal charges described in this Prospectus.

Prior Contracts Withdrawal Charge

         The withdrawal charge assessed under the prior contracts is as follows:

         If a withdrawal is made from the contract by an owner before the maturity date, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract for the owner less than six complete contract years. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other free withdrawal amounts described below or purchase payments that have been in the contract more than six complete contract years. In no event may the total withdrawal charges exceed 6% of the total purchase payments. The amount of the withdrawal charge and when it is assessed is discussed below:

         1. Each withdrawal is allocated first to the "free withdrawal amount" and second to "unliquidated purchase payments." In any contract year, the free withdrawal amount for that year is the greater of (1) the excess of the contract value on the date of withdrawal over the unliquidated purchase payments (the accumulated earnings on the contract) or (2) 10% of total purchase payments less any prior partial withdrawals in that contract year. Withdrawals allocated to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge.

         2. If an owner makes a withdrawal for an amount in excess of the free withdrawal amount, the excess will be allocated to purchase payments which will be liquidated on a first-in first-out basis. On any withdrawal request, the Company will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated.

         3. Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

                  NUMBER OF COMPLETE YEARS               WITHDRAWAL CHARGE
                PURCHASE PAYMENT IN CONTRACT                PERCENTAGE
                             0                                  6%
                             1                                  6%
                             2                                  5%
                             3                                  4%
                             4                                  3%
                             5                                  2%
                             6+                                 0%

         The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.

         4. The withdrawal charge is deducted from the contract value remaining after the owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge and market value charge.

         5. There is generally no withdrawal charge on distributions made as a result of the death of the annuitant or owner and no withdrawal charges are imposed on the maturity date if the owner annuitizes as provided in the contract.

ADMINISTRATION FEES

         The prior contracts make no provision for the waiver of the $30 annual administration fee when prior to the maturity date the contract value equals or exceeds $100,000 at the time of the fee's assessment.

DEATH BENEFIT PROVISIONS

Prior Contracts Death Benefit Provisions

         The provisions governing the death benefit prior to the maturity date under the prior contracts are as follows:

         Death of Annuitant who is not the Owner. The Company will pay the minimum death benefit, less any debt, to the beneficiary if the owner is not the annuitant and the annuitant dies before the owner and before the maturity date. If there is more than one such annuitant, the minimum death benefit will be paid on the death of the last surviving co-annuitant. The minimum death benefit will be paid either as a lump sum or in accordance with any of the annuity options available under the contract. An election to receive the death benefit under an annuity option must be made within 60 days after the date on which the death benefit first becomes payable. Rather than receiving the minimum death benefit, the beneficiary may elect to continue the contract as the new owner. (In general, a beneficiary who makes such an election will nonetheless be treated for Federal income tax purposes as if he or she had received the minimum death benefit.)

         Death of Annuitant who is the Owner. The Company will pay the minimum death benefit, less any debt, to the beneficiary if the owner is the annuitant, dies before the maturity date and is not survived by a co-annuitant. If the contract is a non-qualified contract, the owner is the annuitant and the owner dies before the maturity date survived by a co-annuitant, the Company, instead of paying the minimum death benefit to the beneficiary, will pay to the successor owner (the person, persons or entity to become the owner if the owner dies prior to the maturity date) an amount equal to the amount payable on total withdrawal without reduction for any withdrawal charge. If the contract is a non-qualified contract, distribution of the minimum death benefit to the beneficiary (or of the amount payable to the successor owner) must be made within five years after the owner's death. If the beneficiary or successor owner, as appropriate, is an individual, in lieu of distribution within five years of the owner's death, distribution may be made as an annuity which begins within one year of the owner's death and is payable over the life of the beneficiary (or the successor owner, as appropriate) or over a period not in excess of the life expectancy of the beneficiary (or the successor owner, as appropriate). If the owner's spouse is the beneficiary (or the successor owner, as appropriate) that spouse may elect to continue the contract as the new owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when an owner dies generally will apply when that spouse, as the owner, dies.

         Death of Owner who is not the Annuitant. If the owner is not the annuitant and dies before the maturity date and before the annuitant, the successor owner will become the owner of the contract. If the contract is a non-qualified contract, an amount equal to the amount payable on total withdrawal, without reduction for any withdrawal charge, will be paid to the successor owner. Distribution of the amount to the successor owner must be made within five years of the owner's death. If the successor owner is an individual, in lieu of distribution within five years of the owner's death, distribution may be made as an annuity which begins within one year of the owner's death and is payable over the life of the successor owner (or over a period not greater than the successor owner's life expectancy). If the owner's spouse is the successor owner, that spouse may elect to continue the contract as the new owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when an owner dies generally will apply when that spouse, as the owner, dies.

         For purposes of these death benefit provisions applicable on an owner's death (whether or not such owner is an annuitant), if a non-qualified contract has more than one individual owner, death benefits must be paid as provided in the prior contract upon the death of any such owner. If both owners are individuals, the distributions will be made to the remaining owner rather than to the successor owner.

         Entity as Owner. In the case of a non-qualified contract where the owner is not an individual (for example, the owner is a corporation or a trust), the special rules stated in this paragraph apply. For purposes of distributions of death benefits before the maturity date, any annuitant will be treated as the owner, and a change in the annuitant or any co-annuitant shall be treated as the death of the owner. In the case of distributions which result from a change in an annuitant when the annuitant does not actually die, the amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

         If a non-qualified contract has both an individual and a non-individual owner, death benefits must be paid as provided in the prior contract upon the death of any annuitant, a change in any annuitant, or the death of any individual owner, whichever occurs earlier.

         The minimum death benefit during the first six contract years will be equal to the greater of: (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals. During any subsequent six contract year period, the minimum death benefit will be the greater of (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the minimum death benefit on the last day of the previous six contract year period plus any purchase payments made and less any amount deducted in connection with partial withdrawals since then. If the annuitant dies after the first of the month following his or her 85th birthday, the minimum death benefit will be the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office.

         An Enhanced Death Benefit became available in Florida, Maryland and Washington to contracts issued August 15, 1994 or later, in Idaho, New Jersey and Oregon to contracts issued October 3, 1994 or later and in California to contracts issued January 3, 1995 or later.

         This Enhanced Death Benefit provides for a minimum death benefit as described above, except that the death benefit is "stepped up" each contract year instead of the six contract year period. In addition, if the annuitant dies after the first of the month following his or her 85th birthday, the minimum death benefit is the greater of the contract value or the excess of the sum of all purchase payments less the sum of any amounts deducted in connection with partial withdrawals.

         Contracts with a contract date prior to the date the Enhanced Death Benefit first became available in that state may also be exchanged for a new contract which provides for an alternative enhanced death benefit. See Appendix H.

         Death benefits will be paid within seven days of receipt of due proof of death and all required claim forms at the Company's Annuity Service Office, subject to postponement under the same circumstances that payment of withdrawals may be postponed.

OTHER CONTRACT PROVISIONS

Contract Maturity Date

         Under the prior contracts, the maturity date is the later of the first day of the month following the 85th birthday of the annuitant or the sixth contract anniversary. The prior contracts allow the owner to specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date must be the first day of a month no later than the first day of the month following the 85th birthday of the annuitant.

Annuity Tables Assumed Interest Rate

         A 4% assumed interest rate is built into the annuity tables in the prior contracts used to determine the first variable annuity payment to be made under that contract.

Beneficiary

         Under the prior contracts certain provisions relating to beneficiary are as follows:

         The beneficiary is the person, persons or entity designated in the application or as subsequently named. The beneficiary may be changed during the lifetime of the annuitant subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by the Company and if approved, will be effective as of the date on which written. The Company assumes no liability for any payments made or actions taken before the change is approved. Prior to the maturity date, if no beneficiary survives the annuitant, the contract owner or the contract owner's estate will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. In the case of certain qualified contracts, regulations promulgated by the Treasury Department prescribe certain limitations on the designation of a beneficiary.

Ownership

         Under the Ven 8 contracts, certain provisions relating to ownership are as follows:

         The contract is owned by the group holder. However, all contract rights and privileges not expressly reserved to the group holder may be exercised by each owner as to his or her interests as specified in his or her certificate. Prior to the maturity date, an owner is the person designated in an application or as subsequently named. On and after a certificate's maturity date, the annuitant is the owner and after the death of the annuitant, the beneficiary is the owner.

         In the case of non-qualified contracts, ownership of the contract may be changed at any time. In the case of non-qualified certificates, an owner may assign his or her interest in the contract during the lifetime of the annuitant prior to the maturity date, subject to the rights of any irrevocable beneficiary. Assigning a contract or interest therein, or changing the ownership of a contract or certificate, may be treated as a distribution of all or a portion of the contract value for Federal tax purposes. Any change of ownership or assignment must be made in writing. Any change must be approved by the

Company. Any assignment and any change, if approved, will be effective as of the date on which written. The Company assumes no liability for any payments made or actions taken before a change is approved or assignment is accepted or responsibility for the validity or sufficiency of any assignment.

Modification

The Ven 8 contract does not include "free withdrawal percentage" among contract terms the Company is authorized to change on 60 days' notice to the group holder.

GUARANTEED RETIREMENT INCOME PROGRAM

         The Guaranteed Retirement Income Program is not available for Ven 7 and Ven 8 contracts.

                        TABLE OF ACCUMULATION UNIT VALUES

                       Ven 7 Contract and Ven 8 Contracts


                                       UNIT VALUE                 UNIT VALUE               NUMBER OF UNITS AT END OF YEAR
SUB-ACCOUNT                         AT START OF YEAR(A)          AT END OF YEAR          VEN 7                       VEN 8
----------------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets
    1997                           $    12.500000              $     8.180904           202,690.129               18,049.496
    1998                                 8.180904                    7.695249           257,642.215               33,443.232
    1999                                 7.695249                   12.359297           793,161.545               43,912.790
    2000                                12.359297                    9.217819           456,066.758               44,371.969
Science & Technology
    1997                           $    12.500000              $    13.647195         1,305,934.962               68,696.549
    1998                                13.647195                   19.287390         1,617,336.664               51,857.405
    1999                                19.287390                   37.943261         3,979,041.339              221,600.907
    2000                                37.943261                   24.672266         3,942,418.717              345,243.703
International Small Cap
    1996                           $    12.500000              $    13.493094             3,114,351              265,493.981
    1997                                13.493094                   13.410016         2,651,586.537              148,139.543
    1998                                13.410016                   14.792077         2,163,174.786              129,455.789
    1999                                14.792077                   26.974754         1,542,194.298              104,735.511
    2000                                26.974754                   18.844170         1,616,738.373               82,756.973
Aggressive Growth
    1997                           $    12.500000              $    12.327066         1,038,009.080               33,654.601
    1998                                12.327066                   12.680777         1,062,500.981               26,911.837
    1999                                12.680777                   16.628126           771,427.677               16,508.243
    2000                                16.628126                   16.889157         1,408,684.911               97,704.640
Emerging Small Company
    1997                           $    12.500000              $    14.574077           901,316.946               29,183.460
    1998                                14.574077                   14.381705           790,646.519               37,409.681
    1999                                14.381705                   24.610648           656,180.906               32,066.485
    2000                                24.610648                   23.225958           983,472.566               44,012.836
Small Company Blend
    1999                           $    12.500000              $    15.922213           188,821.129                9,393.635
    2000                                15.922213                   12.601917           359,611.082               17,371.536
Mid Cap Stock
    1999                           $    12.500000              $    12.483520           144,800.795                3,955.925
    2000                                12.483520                   11.821790           254,882.810               32,374.735
All Cap Growth(B)
    1996                           $    12.500000              $    13.215952             5,250,942              293,815.378
    1997                                13.215952                   15.020670         5,346,448.712              362,356.638
    1998                                15.020670                   19.002856         5,016,440.634              295,990.876
    1999                                19.002856                   27.113084         4,463,362.220              300,812.535
    2000                                27.113084                   23.852189         3,983,296.615              290,970.199
Overseas
    1995                           $    10.000000              $    10.554228             4,340,859              100,475.374
    1996                                10.554228                   11.718276             6,310,744              223,718.019
    1997                                11.718276                   11.545714         5,349,536.965              216,124.371
    1998                                11.545714                   12.290162         4,432,702.921              171,735.816
    1999                                12.290162                   17.044524         4,475,257.272              187,758.568
    2000                                17.044524                   13.661286         3,935,754.188              205,740.856
International Stock
    1997                           $    12.500000              $    12.652231           767,902.981               18,313.864
    1998                                12.652231                   14.337171           872,309.188               32,399.767
    1999                                14.337171                   18.338932           856,082.103               37,959.368
    2000                                18.338932                   15.087850           895,654.403               38,458.262
International Value
    1999                           $    12.500000                   12.860110           247,737.092                6,511.057
    2000                                12.860110                   11.862293           298,530.745               15,046.687

                                       UNIT VALUE                 UNIT VALUE               NUMBER OF UNITS AT END OF YEAR
SUB-ACCOUNT                         AT START OF YEAR(A)          AT END OF YEAR          VEN 7                       VEN 8
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Blend
    1989                            $     9.695125                $    12.208846               1,443,222                      N/A
    1990                                 12.208846                     10.618693               1,044,365                      N/A
    1991                                 10.618693                     12.349952               3,238,479                      N/A
    1992                                 12.349952                     13.143309              10,082,924              122,807.657
    1993                                 13.143309                     15.075040              18,691,511            1,315,253.114
    1994                                 15.075040                     14.786831              27,046,973            1,958,082.571
    1995                                 14.786831                     20.821819              31,264,936            2,278,573.962
    1996                                 20.821819                     24.664354              30,156,559            2,007,082.996
    1997                                 24.664354                     29.002593          25,510,715.815            1,794,644.944
    1998                                 29.002593                     31.289551          21,305,320.808            1,510,219.114
    1999                                 31.289551                     39.416089          15,439,016.167            1,082,398.774
    2000                                 39.416089                     36.392717          10,791,744.046              757,195.934
Small Company Value
    1997                            $    12.500000                $    11.898363             476,303.358               21,030.641
    1998                                 11.898363                     11.178700           1,076,348.860               78,803.707
    1999                                 11.178700                     11.904646             628,841.839               32,204.568
    2000                                 11.904646                     12.436171             430,119.359               21,309.236
Global Equity
    1989                            $    10.038462                $    12.259530               1,599,855                      N/A
    1990                                 12.259530                     10.827724               3,216,667                      N/A
    1991                                 10.827724                     12.044260               4,968,734                      N/A
    1992                                 12.044260                     11.790318               7,560,807                      N/A
    1993                                 11.790318                     15.450341              18,493,192               28,203.763
    1994                                 15.450341                     15.500933              28,273,754              985,277.929
    1995                                 15.500933                     16.459655              25,947,632            2,268,423.350
    1996                                 16.459655                     18.276450              23,363,742            2,132,127.330
    1997                                 18.276450                     21.770913          21,385,412.929            1,785,966.081
    1998                                 21.770913                     24.098970          18,732,868.459            1,662,176.913
    1999                                 24.098970                     24.633827          13,761,625.657              880,498.618
    2000                                 24.633827                     27.253960           8,951,725.075              524,033.635
Growth
    1996                            $    12.500000                $    13.727312               1,704,337               98,424.809
    1997                                 13.727312                     16.968111           2,322,586.639              276,494.410
    1998                                 16.968111                     20.739989           2,680,920.564              312,422.972
    1999                                 20.739989                     28.060585           3,381,916.343              359,200.422
    2000                                 28.060585                     20.120816           3,106,341.803              252,435.214
Large Cap Growth
    1989                            $    10.000000                $     9.824046               7,476,667                      N/A
    1990                                  9.824046                      8.982210               3,434,253                      N/A
    1991                                  8.982210                     10.891189               5,038,265                      N/A
    1992                                 10.891189                     11.623893               6,990,120               21,660.089
    1993                                 11.623893                     12.642493               8,147,578              244,300.482
    1994                                 12.642493                     12.381395               9,915,078              395,864.362
    1995                                 12.381395                     14.990551               9,004,834              422,911.593
    1996                                 14.990551                     16.701647               7,824,895              365,478.331
    1997                                 16.701647                     19.614359           6,709,014.040              297,611.885
    1998                                 19.614359                     23.040505           5,731,041.572              263,252.867
    1999                                 23.040505                     28.465074           4,877,735.748              193,065.415
    2000                                 28.465074                     24.071737           3,997,249.036              210,350.560
Quantitative Equity
    1997                            $    12.500000                $    16.107191             445,182.268               32,343.397
    1998                                 16.107191                     20.068624             665,281.935              118,250.658
    1999                                 20.068624                     24.202942           1,173,701.112              247,925.487
    2000                                 24.202942                     25.371611           1,325,734.114              239,420.771

                                       UNIT VALUE                 UNIT VALUE               NUMBER OF UNITS AT END OF YEAR
SUB-ACCOUNT                         AT START OF YEAR(A)          AT END OF YEAR          VEN 7                       VEN 8
----------------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth
      1992                          $    10.000000           $     9.923524                   2,614,367               58,049.495
      1993                                9.923524                 9.413546                   8,733,734              707,931.534
      1994                                9.413546                 8.837480                  12,682,151            1,001,113.147
      1995                                8.837480                11.026969                  16,013,892            1,257,014.677
      1996                               11.026969                13.688523                  16,253,601            1,223,305.806
      1997                               13.688523                17.134232              17,295,177.170            1,282,330.299
      1998                               17.134232                21.710674              17,573,508.266            1,215,750.879
      1999                               21.710674                25.568866              14,769,723.596            1,009,027.626
      2000                               25.568866                24.518135              10,735,771.757              732,465.366
Real Estate Securities
      1997                          $    12.500000           $    14.949140                 686,708.699               46,874.008
      1998                               14.949140                12.317190                 754,054.780               34,312.778
      1999                               12.317190                11.174188                 478,025.852               21,897.237
      2000                               11.174188                13.852028                 417,910.434               19,847.881
Value
      1997                          $    12.500000           $    15.057118               1,318,055.200               41,009.600
      1998                               15.057118                14.591878               1,527,294.910               63,015.329
      1999                               14.591878                13.987433               1,016,190.620               33,131.860
      2000                               13.987433                17.182340                 734,166.045               19,790.108
Growth & Income
      1991                          $    10.874875           $    10.973500                   3,689,377                      N/A
      1992                               10.973500                11.927411                   8,573,365              149,476.889
      1993                               11.927411                12.893007                  16,816,664            1,610,454.400
      1994                               12.893007                13.076664                  22,827,949            2,142,828.604
      1995                               13.076664                16.660889                  25,312,482            2,230,320.953
      1996                               16.660889                20.178770                  26,519,026            2,214,190.721
      1997                               20.178770                26.431239              26,673,244.207            2,165,598.782
      1998                               26.431239                32.976967              25,345,937.545            2,080,116.646
      1999                               32.976967                38.655938              21,724,906.926            1,658,402.984
      2000                               38.655938                35.404552              15,559,751.756            1,140,979.657
U.S. Large Cap Value
      1999                          $    12.500000           $    12.721279                 700,912.203              112,084.809
      2000                               12.721279                12.894130                 848,574.054               59,617.040
Equity-Income
      1993                          $    10.000000           $    11.175534                   5,061,871              715,700.792
      1994                               11.175534                11.107620                  13,006,071            1,432,473.155
      1995                               11.107620                13.548849                  16,254,844            1,741,975.072
      1996                               13.548849                16.011513                  17,199,292            1,661,006.752
      1997                               16.011513                20.479412              17,462,811.390            1,587,287.165
      1998                               20.479412                22.054902              15,497,119.733            1,285,717.071
      1999                               22.054902                22.487758              11,326,571.148              943,535.476
      2000                               22.487758                25.057453               6,947,775.575              562,347.651
Income & Value
      1989                          $    10.000000           $     9.973206                   2,137,590                      N/A
      1990                                9.973206                 9.221559                  11,521,935                      N/A
      1991                                9.221559                11.023964                  15,739,307                      N/A
      1992                               11.023964                11.772128                  21,949,044              120,020.418
      1993                               11.772128                12.775798                  30,338,231            1,245,900.794
      1994                               12.775798                12.396295                  31,579,176            1,690,801.919
      1995                               12.396295                14.752561                  28,508,685            1,435,414.191
      1996                               14.752561                15.995076                  23,443,602            1,266,755.972
      1997                               15.995076                18.276161              19,090,743.242            1,089,331.565
      1998                               18.276161                20.742457              16,167,380.942              942,806.968
      1999                               20.742457                22.230152              13,121,257.531              700,774.704
      2000                               22.230152                23.004542               9,237,528.575              467,200.882

                                       UNIT VALUE                 UNIT VALUE               NUMBER OF UNITS AT END OF YEAR
SUB-ACCOUNT                         AT START OF YEAR(A)          AT END OF YEAR          VEN 7                       VEN 8
----------------------------------------------------------------------------------------------------------------------------------
Balanced
         1997                          $    12.500000             $    14.609853             277,653.746                3,333.690
         1998                               14.609853                  16.459454             628,355.898               28,116.364
         1999                               16.459454                  15.962370             619,318.604               28,876.823
         2000                               15.962370                  14.272291             374,927.051               14,549.598
High Yield
         1997                          $    12.500000             $    13.890491             948,500.843               59,072.119
         1998                               13.890491                  14.078376           1,368,850.143              276,718.210
         1999                               14.078376                  14.996652           1,225,725.480              170,914.927
         2000                               14.996652                  13.459828             723,983.437               79,936.066
Strategic Bond
         1993                          $    10.000000             $    10.750617               3,628,986              381,406.287
         1994                               10.750617                   9.965972               6,059,065              564,406.390
         1995                                9.965972                  11.716972               6,153,987              682,547.892
         1996                               11.716972                  13.250563               7,575,451              797,845.050
         1997                               13.250563                  14.500997           8,237,089.984              763,855.628
         1998                               14.500997                  14.486687           7,209,536.107              636,763.947
         1999                               14.486687                  14.602672           4,921,990.805              371,500.948
         2000                               14.602672                  15.463354           2,880,476.081              267,828.397
Global Bond
         1989                          $    10.097842             $    10.404562                 300,163                      N/A
         1990                               10.404562                  11.642912                 503,123                      N/A
         1991                               11.642912                  13.302966               1,406,253                      N/A
         1992                               13.302966                  13.415849               3,990,936               56,786.509
         1993                               13.415849                  15.741586               9,235,552              745,370.831
         1994                               15.741586                  14.630721              10,820,359              694,644.982
         1995                               14.630721                  17.772344               9,377,776              586,608.921
         1996                               17.772344                  19.803954               8,200,560              494,576.435
         1997                               19.803954                  20.104158           6,513,293.863              436,440.899
         1998                               20.104158                  21.333144           5,273,156.315              332,252.339
         1999                               21.333144                  19.632749           3,733,654.686              197,083.582
         2000                               19.632749                  19.685989           2,226,969.646              140,698.930
Total Return
         1999                          $    12.500000             $    12.255674             954,263.320               11,408.603
         2000                               12.255674                  13.404017           1,092,511.089               17,169.731
Investment Quality Bond
         1989                          $    10.937890             $    12.008936               1,924,256                      N/A
         1990                               12.008936                  11.517610                 226,591                      N/A
         1991                               11.517610                  13.183268               1,133,721                      N/A
         1992                               13.183268                  13.936240               2,633,165               59,746.432
         1993                               13.936240                  15.118716               4,666,274              319,417.770
         1994                               15.118716                  14.216516               5,662,391              384,804.353
         1995                               14.216516                  16.751499               5,445,294              371,328.627
         1996                               16.751499                  16.943257               4,762,551              361,839.590
         1997                               16.943257                  18.336912           4,300,212.219              291,735.510
         1998                               18.336912                  19.660365           4,399,381.497              275,771.075
         1999                               19.660365                  19.039807           3,220,243.949              172,770.532
         2000                               19.039807                  20.541376           2,029,063.235              122,481.510

                                       UNIT VALUE                 UNIT VALUE               NUMBER OF UNITS AT END OF YEAR
SUB-ACCOUNT                         AT START OF YEAR(A)          AT END OF YEAR          VEN 7                       VEN 8
----------------------------------------------------------------------------------------------------------------------------------
Diversified Bond
    1989                             $    10.000000              $    10.052759            11,861,277                      N/A
    1990                                  10.052759                    9.531831             5,005,473                      N/A
    1991                                   9.531831                   11.166459             6,075,773                      N/A
    1992                                  11.166459                   11.821212             9,218,954              415,991.541
    1993                                  11.821212                   12.705196            12,271,114               56,414.765
    1994                                  12.705196                   12.298940            11,519,563              330,900.271
    1995                                  12.298940                   14.320582            10,207,673              478,239.388
    1996                                  14.320582                   15.113142             8,273,488              325,608.369
    1997                                  15.113142                   16.607511         6,909,670.281              340,682.860
    1998                                  16.607511                   18.125951         5,645,171.500              328,807.796
    1999                                  18.125951                   18.002047         4,133,997.111              189,308.060
    2000                                  18.002047                   19.585192         2,748,883.779               99,411.650
U.S. Government Securities
    1990                             $    10.826483              $    11.596537               515,572                      N/A
    1991                                  11.596537                   13.037076             1,496,429                      N/A
    1992                                  13.037076                   13.651495             7,034,773              212,815.440
    1993                                  13.651495                   14.490734            11,566,348              783,550.472
    1994                                  14.490734                   14.111357             9,903,906              585,709.535
    1995                                  14.111357                   16.083213             8,402,470              494,142.862
    1996                                  16.083213                   16.393307             6,673,517              390,696.559
    1997                                  16.393307                   17.535478         5,731,746.842              345,437.781
    1998                                  17.535478                   18.587049         6,037,662.192              511,322.750
    1999                                  18.587049                   18.286918         4,840,847.723              244,511.446
    2000                                  18.286918                   19.993612         3,062,490.204              167,206.397
Money Market
    1989                             $    10.865066              $    11.634481             1,480,696                      N/A
    1990                                  11.634481                   12.364687             2,465,280                      N/A
    1991                                  12.364687                   12.890414             3,340,971                      N/A
    1992                                  12.890414                   13.137257             4,636,753               28,928.622
    1993                                  13.137257                   13.303085             7,413,316              331,225.229
    1994                                  13.303085                   13.623292            12,741,277            1,079,557.666
    1995                                  13.623292                   14.190910             9,721,732              530,610.979
    1996                                  14.190910                   14.699636            10,149,260              846,105.590
    1997                                  14.699636                   15.241915         8,439,006.345              454,080.933
    1998                                  15.241915                   15.794513        10,066,886.519              620,206.714
    1999                                  15.794513                   16.291417        13,503,057.087              727,778.444
    2000                                  16.291417                   17.010114         6,372,937.297              313,431.842
Lifestyle Aggressive 1000
    1997                             $    12.500000              $    13.669625           718,339.885               19,900.057
    1998                                  13.669625                   14.134419           735,429.380                  530.690
    1999                                  14.134419                   15.974195           379,259.077                    0.009
    2000                                  15.974195                   14.948006           277,955.089                    0.009
Lifestyle Growth 820
    1997                             $    12.500000              $    14.033299         2,724,148.772               60,974.946
    1998                                  14.033299                   14.696667         2,662,118.220               51,939.327
    1999                                  14.696667                   16.893101         1,512,075.657               46,181.518
    2000                                  16.893101                   16.162371           762,799.843               36,806.143
Lifestyle Balanced 640
    1997                             $    12.500000              $    14.066417         1,897,381.650               59,780.667
    1998                                  14.066417                   14.664362         2,114,618.283               27,550.486
    1999                                  14.664362                   16.257312         1,238,095.287               21,405.783
    2000                                  16.257312                   16.437657           830,783.104               13,635.466
Lifestyle Moderate 460
    1997                             $    12.500000              $    14.016704           679,087.722                    0.000
    1998                                  14.016704                   15.171965           951,771.442                    0.000
    1999                                  15.171965                   16.142259           783,511.305                    0.000
    2000                                  16.142259                   16.596254           422,592.486                  812.246

                                       UNIT VALUE                 UNIT VALUE               NUMBER OF UNITS AT END OF YEAR
SUB-ACCOUNT                         AT START OF YEAR(A)          AT END OF YEAR          VEN 7                       VEN 8
----------------------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280
        1997                      $    12.500000                $    13.825120            162,279.781               88,291.620
        1998                           13.825120                     15.025549            508,786.268               60,866.728
        1999                           15.025549                     15.439823            438,604.104               57,572.279
        2000                           15.439823                     16.397834            235,629.707               53,750.012
Merrill Lynch Small
   Cap Value Focus(C)
        1997                      $    12.500000                $    27.655848                506.421                      N/A
        1998                           27.655848                     25.494200                111.241                      N/A
        1999                           25.494200                     33.685273                110.706                      N/A
        2000                           33.685273                     38.059573                110.025                      N/A
Merrill Lynch Basic Value Focus
        1997                      $    12.500000                $    15.792005                596.419                      N/A
        1998                           15.792005                     17.018200             10,623.274                      N/A
        1999                           17.018200                     20.300779             11,769.295                      N/A
        2000                           20.300779                     22.514992              8,431.017                      N/A
Merrill Lynch Developing
  Capital Markets Focus
        1997                      $    12.500000                $     9.191866                  0.002                      N/A
        1998                            9.191866                      6.389118                  0.000                      N/A
        1999                            6.389118                     10.419795                  0.000                      N/A
        2000                           10.419795                      7.313442                  0.000                      N/A


(A) Units under this series of contracts were first credited under the sub-accounts on August 7, 1989, except in the case of:

     -    Growth & Income Trust where units were first credited on April 23,
          1991,

     - Blue Chip Growth Trust where units were first credited on December 11, 1992,

     - Equity-Income and Strategic Bond Trusts where units were first credited on February 19, 1993,

     -    Overseas Trust where units were first credited on January 9, 1995,

     - Mid Cap Growth and International Small Cap Trusts where units were first credited on March 4, 1996,

     -    Growth Trust where units were first credited on July 15, 1996,

     - Pacific Rim Emerging Markets, Science & Technology, Emerging Small Company, Aggressive Growth, International Stock, Quantitative Equity, Real Estate Securities, Value, Balanced and High Yield Trusts where units were first credited on January 1, 1997;

     - Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280 Trusts where units were first credited on January 7, 1997,

     - Small Company Value Trust where units were first credited on October 1, 1997;

     - Merrill Lynch Special Value Focus Fund, Merrill Lynch Basic Value Focus Fund and Merrill Lynch Developing Capital Markets Focus Fund; and

     - Small Company Blend, Mid Cap Stock, International Value, U.S. Large Cap Value and Total Return Trusts where units were first credited on May 1, 1999.

(B)  Formerly, the Mid Cap Growth Trust.

(C)  Formerly, the Merrill Lynch Special Value Focus Fund.

                                   APPENDIX G

                    PRIOR CONTRACTS-VEN 1 AND VEN 3 CONTRACTS

         Prior to October, 1993, the Company issued two classes of variable annuity contracts which are no longer being issued but under which purchase payments may continue to be made: "VEN 3" contracts, which were sold during the period from November, 1986 until October, 1993 and "VEN 1" contracts, which were sold during the period from June, 1985 until June, 1987.

         The principal differences between the contract offered by this Prospectus and the Ven 1 and Ven 3 contracts relate to the investment options available under the contracts, charges made by the Company and death benefit provisions.

EXPENSE SUMMARY

         The following table and Example are designed to assist contract owners in understanding the various costs and expenses that contract owners bear directly and indirectly. The table reflects expenses of the separate account and the underlying portfolio company. In addition to the items listed in the following table, premium taxes may be applicable to certain contracts. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Appendix (see "Other Contract Charges") and in the Prospectus (see "CHARGES AND DEDUCTIONS"). The items listed under "Trust Annual Expenses" are described in detail in the accompanying Trust prospectus to which reference should be made.

CONTRACT OWNERS TRANSACTION EXPENSES

                            Ven 1 and Ven 3 Contracts

            Deferred sales load (as percentage of purchase payments)

         NUMBER OF COMPLETE YEARS                   WITHDRAWAL CHARGE
            PURCHASE PAYMENT IN                        PERCENTAGE
                 CONTRACT

                    0                                      5%
                    1                                      5%
                    2                                      5%
                    3                                      5%
                    4                                      5%
                    5+                                     0%

                            Ven 1 and Ven 3 Contracts

ANNUAL CONTRACT FEE..............................................        $30

                                 Ven 1 Contracts

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and expense risk fees..................................         1.30%

Total Separate Account Annual Expenses...........................         1.30%

                                 Ven 3 Contracts

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and expense risk fees..................................         1.25%
Administration fee - asset based.................................         0.15%

Total Separate Account Annual Expenses...........................         1.40%

                            Ven 1 and Ven 3 Contracts

TRUST ANNUAL EXPENSES
(as a percentage of Trust average net assets)

See "SUMMARY - TRUST ANNUAL EXPENSES" in the Prospectus.

                                 Ven 1 Contracts

EXAMPLE

         A contract owner would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if the contract owner surrendered the contract at the end of the applicable time period


TRUST PORTFOLIO                       1 YEAR     3 YEAR     5 YEAR     10 YEAR
                                      ------     ------     ------     -------
Strategic Opportunities(A)              70         121        172        262
Investment Quality Bond                 68         116        164        245
Money Market                            66         110        154        225



(A)  Formerly, the Mid Cap Blend Trust



         A contract owner would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if the contract owner annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period:


TRUST PORTFOLIO                       1 YEAR     3 YEAR     5 YEAR     10 YEAR
                                      ------     ------     ------     -------
Strategic Opportunities(A)              23         71         122        262
Investment Quality Bond                 21         66         114        245
Money Market                            20         60         104        225



(A)  Formerly, the Mid Cap Blend Trust



                                 Ven 3 Contracts
EXAMPLE

         A contract owner would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if the contract owner surrendered the contract at the end of the applicable time period:


TRUST PORTFOLIO                                      1 YEAR          3 YEAR          5 YEAR          10 YEAR
                                                     ------          ------          ------          -------
Internet Technologies                                  74              134             196             310
Pacific Rim Emerging Markets                           72              127             184             285
Telecommunications                                     74              133             194             305
Science & Technologies                                 73              130             189             296
International Small Cap                                77              142             209             334
Health Sciences                                        74              133             194             305
Aggressive Growth                                      72              128             186             289
Emerging Small Company                                 72              129             187             292
Small Company Blend                                    73              132             192             301
Dynamic Growth                                         72              128             186             289
Mid Cap Growth                                         74              134             196             310
Mid Cap Opportunities                                  74              133             194             305
Mid Cap Stock                                          71              126             182             282

TRUST PORTFOLIO                                      1 YEAR          3 YEAR          5 YEAR         10 YEAR
All Cap Growth                                         71              126             182             282
Financial Services                                     72              127             184             286
Overseas                                               73              131             190             297
International Stock                                    74              133             194             305
International Value                                    73              131             191             300
All Cap Value                                          72              129             187             291
Capital Appreciation                                   75              138             202             321
Strategic Opportunities(A)                             70              123             177             272
Quantitative Mid Cap                                   70              123             176             269
Global Equity                                          72              127             183             284
Strategic Growth                                       72              127             183             284
Growth                                                 70              123             177             272
Large Cap Growth                                       71              125             179             276
Capital Opportunities                                  72              128             185             288
Quantitative Equity                                    69              119             170             257
Blue Chip Growth                                       71              124             178             273
Utilities                                              73              131             191             299
Real Estate Securities                                 70              122             175             268
Small Company Value                                    74              133             194             306
Mid Cap Value                                          72              129             188             293
Value                                                  70              122             175             268
Tactical Allocation                                    75              136             199             314
Fundamental Value                                      72              129             186             290
Growth & Income                                        69              120             172             261
U.S. Large Cap Value                                   71              124             179             275
Equity-Income                                          71              124             178             273
Income & Value                                         70              122             175             268
Balanced                                               69              120             170             258
High Yield                                             70              122             174             266
Strategic Bond                                         70              123             176             269
Global Bond                                            71              126             182             282
Total Return                                           70              122             174             266
Investment Quality Bond                                69              119             169             255
Diversified Bond                                       70              121             173             263
U.S. Government Securities                             69              118             168             254
Money Market                                           67              113             159             235
Small Cap Index                                        68              115             162             242
International Index                                    68              115             162             242
Mid Cap Index                                          68              115             162             242
Total Stock Market Index                               68              115             162             242
500 Index                                              67              113             160             236
Lifestyle Aggressive 1000                              73              130             188             294
Lifestyle Growth 820                                   72              127             184             286
Lifestyle Balanced 640                                 71              125             180             277
Lifestyle Moderate 460                                 70              123             177             271
Lifestyle Conservative 280                             70              122             175             268



(A)  Formerly, the Mid Cap Blend Trust


         A contract owner would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if the contract owner annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period:


TRUST PORTFOLIO                                      1 YEAR          3 YEAR          5 YEAR          10 YEAR
                                                     ------          ------          ------          -------
Internet Technologies                                  28              86              146             310
Pacific Rim Emerging Markets                           25              78              134             285

TRUST PORTFOLIO                                      1 YEAR          3 YEAR          5 YEAR          10 YEAR
                                                     ------          ------          ------          -------
Telecommunications                                     27              84              144             305
Science & Technologies                                 27              82              139             296
International Small Cap                                31              93              159             334
Health Sciences                                        27              84              144             305
Aggressive Growth                                      26              80              136             289
Emerging Small Company                                 26              80              137             292
Small Company Blend                                    27              83              142             301
Dynamic Growth                                         26              80              136             289
Mid Cap Growth                                         28              86              146             310
Mid Cap Opportunities                                  27              84              144             305
Mid Cap Stock                                          25              77              132             282
All Cap Growth                                         25              77              132             282
Financial Services                                     26              79              134             286
Overseas                                               27              82              140             297
International Stock                                    27              84              144             305
International Value                                    27              83              141             300
All Cap Value                                          26              80              137             291
Capital Appreciation                                   29              89              152             321
Strategic Opportunities(A)                             24              74              127             272
Quantitative Mid Cap                                   24              74              126             269
Global Equity                                          25              78              133             284
Strategic Growth                                       25              78              133             284
Growth                                                 24              74              127             272
Large Cap Growth                                       25              76              129             276
Capital Opportunities                                  26              79              135             288
Quantitative Equity                                    23              70              120             257
Blue Chip Growth                                       24              75              128             273
Utilities                                              27              83              141             299
Real Estate Securities                                 24              73              125             268
Small Company Value                                    28              85              144             306
Mid Cap Value                                          26              81              138             293
Value                                                  24              73              125             268
Tactical Allocation                                    28              87              149             314
Fundamental Value                                      26              80              136             290
Growth & Income                                        23              71              122             261
U.S. Large Cap Value                                   24              75              129             275
Equity-Income                                          24              75              128             273
Income & Value                                         24              73              125             268
Balanced                                               23              70              120             258
High Yield                                             24              73              124             266
Strategic Bond                                         24              74              126             269
Global Bond                                            25              77              132             282
Total Return                                           24              73              124             266
Investment Quality Bond                                22              69              119             255
Diversified Bond                                       23              72              123             263
U.S. Government Securities                             22              69              118             254
Money Market                                           21              64              109             235
Small Cap Index                                        21              65              112             242
International Index                                    21              65              112             242
Mid Cap Index                                          21              65              112             242
Total Stock Market Index                               21              65              112             242
500 Index                                              21              64              110             236
Lifestyle Aggressive 1000                              26              81              138             294
Lifestyle Growth 820                                   26              78              134             286
Lifestyle Balanced 640                                 25              76              130             277

TRUST PORTFOLIO                                      1 YEAR          3 YEAR          5 YEAR          10 YEAR
                                                     ------          ------          ------          -------
Lifestyle Moderate 460                                 24              74              127             271
Lifestyle Conservative 280                             24              73              125             268



(A)  Formerly, the Mid Cap Blend Trust



INVESTMENT OPTIONS


         The Ven 3 and Ven 1 contracts do not provide for a fixed-dollar accumulation prior to the maturity date. Thus the descriptions in this Prospectus of the Fixed Account Investment Options, Loans and the transfer and Dollar Cost Averaging provisions, to the extent that they relate to the fixed account investment options, are not applicable to the Ven 1 and Ven 3 contracts. Ven 1 differs further in that only three of the sub-accounts of the Variable Account are available for the investment of contract values, namely, the Strategic Opportunities Trust, the Investment Quality Bond Trust and the Money Market Trust. The portfolios of Merrill Variable Funds are not available for investment for Ven 1 and Ven 3 contract owners.


WITHDRAWAL CHARGES

         The withdrawal charges under the Ven 1 and Ven 3 contracts differ from the withdrawal charges described in this Prospectus.

Ven 3 Withdrawal Charge.

         The withdrawal charge assessed under the Ven 3 contract is as follows:

         If a withdrawal is made from the contract before the maturity date, a 5% withdrawal charge (contingent deferred sales charge) may be assessed. The amount of the withdrawal charge and when it is assessed are discussed below:

         1. Withdrawals are allocated to purchase payments on a first-in-first-out basis. Each time a contract owner requests a withdrawal, whether or not a withdrawal charge is assessed, the Company will liquidate purchase payments equal to the amount requested in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated. Once all purchase payments have been liquidated, additional withdrawals will be allocated to the remaining contract value.

         2. A withdrawal charge will be assessed against purchase payments liquidated in excess of the free withdrawal amount. The free withdrawal amount in any contract year is the greater of: (i) 10% of the contract value at the beginning of the contract year, or (ii) 10% of the total purchase payments made in the current contract year and the preceding 4 contract years plus the amount of all unliquidated purchase payments made 5 or more contract years prior to the current contract year. Therefore, no withdrawal charge will apply to any purchase payment that has been in the contract for at least 5 years. After all purchase payments have been liquidated, any remaining contract value (accumulated earnings) may be withdrawn free of charge.

         3. The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. The withdrawal charge is deducted from the contract value by canceling accumulation units of a value equal to the charge and is deducted from each investment account ("subdivision") in proportion to the amount withdrawn from each investment account. In the case of a partial withdrawal the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge.

         4. Under no circumstances will the total of all withdrawal charges exceed 5% of total purchase payments.

         There is no withdrawal charge on distributions made as a result of the death of the annuitant or contract owner. There is also no withdrawal charge on amounts applied to an annuity option at the maturity date, as provided in the contract.

Ven 1 Withdrawal Charge.

         The withdrawal charge ("SURRENDER CHARGE") assessed under the Ven 1 contract is as follows:

         If a contract is surrendered, in whole or in part, before the maturity date, a withdrawal charge may be assessed. The amount of the withdrawal charge and when it is assessed are discussed below:

         The withdrawal charge is 5% of the lesser of (1) the amount surrendered or (2) the total of all purchase payments made within the sixty months immediately preceding the date of surrender. The charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete surrender when it is deducted from the amount otherwise payable. After the first contract year, no withdrawal charge will be made on that part of the first surrender in any contract year which does not exceed 10% of the contract value computed as of the date of such surrender. The right to surrender up to 10% of the contract value free of any withdrawal charge does not apply to qualified contracts issued as tax-sheltered annuities under
Section 403(b) of the Internal Revenue Code. There is no withdrawal charge on distributions made as a result of the death of the annuitant or contract owner. Under no circumstances will the total of all withdrawal charges exceed 9% of total purchase payments.

         The withdrawal charge will be deducted from the contract value by canceling accumulation units of a value equal to the charge. It will be made from each investment account in proportion to the amount withdrawn from such investment account.

OTHER CONTRACT CHARGES

         The Ven 1 contract provides for the deduction from each sub-account each valuation period of a charge at an effective annual rate of 1.30% of the contract reserves allocated to such sub-account, consisting of 0.8% for the mortality risk assumed by the Company and 0.5% for the expense risk assumed by the Company. However, there is no administration charge under the Ven 1 contract other than the $30 annual administration fee. The Ven 1 and Ven 3 contracts make no provision for the waiver of the $30 annual administration fee when prior to the maturity date the contract value equals or exceeds $100,000 at the time of the fee's assessment.

DEATH BENEFIT PROVISIONS

Ven 3 Death Benefit Provisions

         The provisions governing the death benefit prior to the maturity date under the Ven 3 contract are as follows:

         Death of Owner. The Company will pay a minimum death benefit to the beneficiary if the contract owner is the annuitant and dies before the maturity date. If the contract owner is not the annuitant and the contract owner dies before the annuitant and before the maturity date (or the contract owner is the annuitant and there is a surviving co-annuitant), instead of a minimum death benefit, the Company will distribute the contract owner's entire interest in the contract (the contract value determined on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office) to the contract owner's estate or to a successor owner. Distributions to a beneficiary, successor owner, or estate, as appropriate, will be made no later than 5 years after the contract owner's death, unless (1) the contract owner's spouse is the beneficiary or successor owner (in which case the spouse will be treated as the owner and distribution will be made no later than the date on which distribution would be required in accordance with this paragraph after the death of the spouse), or (2) the distribution is made to the beneficiary or successor owner who is an individual, begins not later than a year after the contract owner's death, and is made over a period not greater than the life expectancy of that beneficiary or successor owner.

         Death of Annuitant. A minimum death benefit will be paid to the beneficiary if the contract owner is not the annuitant and the annuitant dies before the contract owner and before the maturity date. If there is a co-annuitant, the minimum death benefit will be paid on the death of the last surviving co-annuitant.

         Entity as Owner. If the contract is not owned by an individual, for example, if it is owned by a corporation or a trust, the special rules stated in this paragraph apply. A change in the annuitant shall be treated as the death of the owner for purposes of these special distribution rules and the Company will distribute the contract owner's entire interest in the contract. Distributions to the contract owner or to the beneficiary, as appropriate, will be made not later than 5 years after the annuitant's death, unless (1) the annuitant's spouse is the beneficiary (in which case the spouse will be treated as the contract owner and distribution will be made no later than the date on which distribution would be required in accordance with this paragraph after the death of the spouse), or (2) the distribution is made to a beneficiary who is an individual, begins not later than a year after the annuitant's death, and is made over a period not greater than the life expectancy of that beneficiary.

         General Provisions. If there is more than one individual contract owner, death benefits must be paid as provided in the contract upon the death of any such contract owner.

         If there is both an individual and a non-individual contract owner, death benefits must be paid as provided in the contract upon the death of the annuitant or any individual contract owner, whichever occurs earlier.

         Due proof of death and all required claim forms are required upon the death of the contract owner or annuitant.

         During the first five contract years, the minimum death benefit payable to a beneficiary upon death of the annuitant is the greater of (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals. During any subsequent five contract year period, the minimum death benefit will be the greater of (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or
(b) the minimum death
benefit determined in accordance with these provisions as of the last day of the previous five contract year period plus any purchase payments made and less any amount deducted in connection with partial withdrawals since then. The death benefit will be paid within seven days of receipt of due proof of death and all required claim forms at the Company's Annuity Service Office, subject to postponement under the same circumstances that payment of withdrawals may be postponed.

Ven 1 Death Benefit Provisions

         The death benefit provisions of the Ven 1 contract are as described above for the Ven 3 contract except that (i) the Ven 1 contract does not provide for the designation of successor owners or co-annuitants or changes of annuitants and (ii) the Ven 1 contract does not make special adjustments to the minimum death benefit for subsequent five contract year periods.

OTHER CONTRACT PROVISIONS

Transfers

         Under Ven 3 and Ven 1 contracts, owners may transfer all or part of their contract value to a fixed annuity contract issued by the Company at any time. In such case, the Company will waive any withdrawal charge that would otherwise be applicable under the terms of the contract. Similarly, the Company will permit holders of such fixed contracts to transfer certain contract values to the Variable Account. In such case, the contract values transferred will be attributable to certain purchase payments made under the fixed contract. For purposes of calculating the withdrawal charge under the contract, the contract date will be deemed to be the date of the earliest purchase payment transferred from the fixed contract and the date of other purchase payments transferred will be deemed to be the dates actually made under the fixed contract. A transfer of all or a part of the contract value from one contract to another may be treated as a distribution of all or a part of the contract value for Federal tax purposes.

         Under the Ven 1 contract, a contract owner may transfer prior to the maturity date amounts among investment accounts of the contract without charge, but such transfers cannot be made on more than two occasions in any contract year. After annuity payments have been made for at least 12 months under a Ven 1 contract, all or a portion of the assets held in a sub-account with respect to the contract may be transferred by the annuitant to one or more other sub-accounts. Such transfers can be made only once each 12 months upon notice to the Company at least 30 days before the due date of the first annuity payment to which the change will apply.

Annuity Option Provisions

         Under Ven 3 and Ven 1 contracts, there is no prescribed maturity date that will govern in the absence of contract owner selection. The owner must select a maturity date in the application. If no annuity option is selected by the owner of a Ven 3 or Ven 1 contract, the automatic option will be on a variable, not fixed, basis.

         Ven 3 and Ven 1 contracts require a minimum contract value in order to effect an annuity -- $2,000 for a Ven 3 contract and $5,000 for a Ven 1 contract, except for certain qualified Ven 1 contracts where the minimum is $3,500. Ven 3 and Ven 1 contracts prescribe no minimum amount for the first annuity payment but reserve the right to change the frequency of annuity payments if the first annuity payment would be less than $50.

Purchase Payments

         The provisions governing purchase payments under Ven 1 contracts are as follows: For qualified contracts, the minimum purchase payment is $25. For non-qualified contracts, the minimum initial purchase payment is $5,000 and the minimum subsequent purchase payment is $300. The Company may refuse to accept any purchase payment in excess of $10,000 per contract year.

Annuity Rates

         The annuity rates guaranteed in the Ven 1 contract differ from those guaranteed in the contract described in the Prospectus for annuitants of certain ages.

Annuity Tables Assumed Interest Rate

         A 4% assumed interest rate is built into the annuity tables in the Ven 1 and Ven 3 contracts used to determine the first variable annuity payment to be made under those contracts.

Beneficiary

         Under the Ven 3 and Ven 1 contracts certain provisions relating to beneficiary are as follows:

         The beneficiary is the person, persons, or entity designated in the application or as subsequently named. The beneficiary may be changed during the lifetime of the annuitant subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by the Company and if approved, will be effective as of the date on which written. The Company assumes no liability for any payments made or actions taken before the change is approved. Prior to the maturity date, if no beneficiary survives the annuitant, the contract owner or the contract owner's estate will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. In the case of certain qualified contracts, regulations promulgated by the Treasury Department prescribe certain limitations on the designation of a beneficiary.

GUARANTEED RETIREMENT INCOME PROGRAM

         The Guaranteed Retirement Income Program is not available for Ven 3 or Ven 1 contracts.

                        TABLE OF ACCUMULATION UNIT VALUES


                                                        Ven 3 Contracts

                                                   UNIT VALUE               UNIT VALUE             NUMBER OF UNITS
SUB-ACCOUNT                                    AT START OF YEAR(A)        AT END OF YEAR           AT END OF YEAR
-------------------------------------------------------------------------------------------------------------------
Internet Technologies
   2000                                            $12.500000               $  6.965644              25,423.108
Pacific Rim Emerging Markets
   1997                                            $12.500000               $  8.180904              10,161.117
   1998                                              8.180904                  7.695249               9,792.536
   1999                                              7.695249                 12.359297              76,285.402
   2000                                             12.359297                  9.217819              55,506.542
Science & Technology
   1997                                            $12.500000                $13.647195              40,748.263
   1998                                             13.647195                 19.287390              62,323.985
   1999                                             19.287390                 37.943261             157,003.091
   2000                                             37.943261                 24.672266             223,521.126
International Small Cap
   1996                                            $12.500000                $13.493094             227,222.471
   1997                                             13.493094                 13.410016             169,875.665
   1998                                             13.410016                 14.792077             114,166.793
   1999                                             14.792077                 26.974754             111,479.478
   2000                                             26.974754                 18.844170             107,385.684
Aggressive Growth
   1997                                            $12.500000                $12.327066              49,468.887
   1998                                             12.327066                 12.680777              17,454.293
   1999                                             12.680777                 16.628126              27,500.926
   2000                                             16.628126                 16.889157              76,525.137
Emerging Small Company Growth
   1997                                            $12.500000                $14.574077              16,351.863
   1998                                             14.574077                 14.381705              28,130.114
   1999                                             14.381705                 24.610648              25,011.368
   2000                                             24.610648                 23.225958              50,267.171
Small Company Blend
   1999                                            $12.500000                $15.922213               1,485.500
   2000                                             15.922213                 12.601917              36,267.641
Dynamic Growth
   2000                                            $12.500000                  7.906976              26,242.465
Mid Cap Stock
   1999                                            $12.500000                $12.483520               3,150.853
   2000                                             12.483520                 11.821790              14,787.245
All Cap Growth
   1996                                            $12.500000                $13.215952             293,765.467
   1997                                             13.215952                 15.020670             272,918.809
   1998                                             15.020670                 19.002856             239,011.757
   1999                                             19.002856                 27.113084             228,968.885
   2000                                             27.113084                 23.852189             254,967.194
Overseas

   1995                                            $10.000000                $10.554228             227,050.855
   1996                                             10.554228                 11.718276             281,119.474
   1997                                             11.718276                 11.545714             269,571.860
   1998                                             11.545714                 12.290162             193,171.660
   1999                                             12.290162                 17.044524             160,535.612
   2000                                             17.044524                 13.661286             189,016.173
International Stock
   1997                                            $12.500000                $12.652231              69,740.167
   1998                                             12.652231                 14.337171              63,239.603
   1999                                             14.337171                 18.338932              47,273.999
   2000                                             18.338932                 15.08785               52,245.092
International Value
   1999                                            $12.500000                $12.860110              17,619.635
   2000                                             12.860110                 11.862293              28,566.798
Capital Appreciation
   2000                                            $12.500000                $10.945558                   0.000
Strategic Opportunities(B)
   1987                                            $10.000000               $  8.144663           4,242,221.369
   1988                                              8.144663                  9.695125          13,563,655.062
   1989                                              9.695125                 12.208846           1,443,222.778
   1990                                             12.208846                 10.618693           2,192,929.561
   1991                                             10.618693                 12.349952           3,748,439.163
   1992                                             12.349952                 13.143309           4,354,245.114
   1993                                             13.143309                 15.075040           4,165,733.576
   1994                                             15.075040                 14.786831           2,684,785.345
   1995                                             14.786831                 20.821819           2,572,695.681
   1996                                             20.821819                 24.664354           2,196,812.816
   1997                                             24.664354                 29.002593           1,634,482.536
   1998                                             29.002593                 31.289551           1,382,873.088
   1999                                             31.289551                 39.416089             980,820.808
   2000                                             39.416089                 36.392717             789,563.612
Global Equity
   1988                                            $10.000000                $10.038462             187,978.790
   1989                                             10.038462                 12.259530           1,599,855.768
   1990                                             12.259530                 10.827724           2,578,853.673
   1991                                             10.827724                 12.044260           2,395,298.635
   1992                                             12.044260                 11.790318           2,262,222.969
   1993                                             11.790318                 15.450341           3,100,733.209
   1994                                             15.450341                 15.500933           3,543,341.154
   1995                                             15.500933                 16.459655           2,642,703.724
   1996                                             16.459655                 18.276450           2,070,671.367
   1997                                             18.276450                 21.770913           1,665,275.671
   1998                                             21.770913                 24.098970           1,219,961.932
   1999                                             24.098970                 24.633827             919,791.435
   2000                                             24.633827                 27.253960             604,737.052
Growth
   1996                                            $12.500000                $13.727312              79,415.926
   1997                                             13.727312                 16.968111             109,553.070
   1998                                             16.968111                 20.739989             157,427.422
   1999                                             20.739989                 28.060585             189,826.874
   2000                                             28.060585                 20.120816             173,914.269
Large Cap Growth
   1989                                            $10.000000               $  9.824046           7,476,667.034
   1990                                              9.824046                  8.982210           6,387,718.448
   1991                                              8.982210                 10.891189           6,407,235.310
   1992                                             10.891189                 11.623893           6,026,587.849
   1993                                             11.623893                 12.642493           5,042,331.574
   1994                                             12.642493                 12.381395           3,562,197.567
   1995                                             12.381395                 14.990551           2,708,444.950
   1996                                             14.990551                 16.701647           2,195,447.490
   1997                                             16.701647                 19.614359           1,834,275.557

   1998                                             19.614359                 23.040505           1,547,923.928
   1999                                             23.040505                 28.465074           1,308,404.195
   2000                                             28.465074                 24.071737           1,126,956.084
Quantitative Equity
   1997                                            $12.500000                $16.107191              14,117.858
   1998                                             16.107191                 20.068624              31,764.609
   1999                                             20.068624                 24.202942              71,460.240
   2000                                             24.202942                 25.371611             102,563.554
Blue Chip Growth
   1992                                            $10.000000               $  9.923524             356,487.848
   1993                                              9.923524                  9.413546             586,908.649
   1994                                              9.413546                  8.837480             576,875.573
   1995                                              8.837480                 11.026969             683,051.399
   1996                                             11.026969                 13.688523             731,368.138
   1997                                             13.688523                 17.134232             706,018.373
   1998                                             17.134232                 21.710674             635,916.186
   1999                                             21.710674                 25.568866             603,923.460
   2000                                             25.568866                 24.518135             588,502.268
Real Estate Securities
   1997                                            $12.500000                $14.949140              38,437.470
   1998                                             14.949140                 12.317190              21,303.966
   1999                                             12.317190                 11.174188              22,615.951
   2000                                             11.174188                 13.852028              32,666.750
Small Company Value
   1997                                            $12.500000                $11.898363               9,967.306
   1998                                             11.898363                 11.178700              33,137.664
   1999                                             11.178700                 11.904646              28,327.797
   2000                                             11.904646                 12.436171              38,350.273
Value
   1997                                            $12.500000                $15.057118              51,361.154
   1998                                             15.057118                 14.591878              76,685.743
   1999                                             14.591878                 13.987433              35,958.384
   2000                                             13.987433                 17.182340              34,559.107
Tactical Allocation
   2000                                             12.500000                 11.989936               4,235.009
Growth & Income
   1991                                            $10.000000                $10.973500           1,530,130.493
   1992                                             10.973500                 11.927411           2,211,083.415
   1993                                             11.927411                 12.893007           2,248,648.359
   1994                                             12.893007                 13.076664           2,043,186.985
   1995                                             13.076664                 16.660889           2,105,056.205
   1996                                             16.660889                 20.178770           1,828,514.772
   1997                                             20.178770                 26.431239           1,673,047.924
   1998                                             26.431239                 32.976967           1,444,081.319
   1999                                             32.976967                 38.655938           1,263,136.961
   2000                                             38.655938                 35.404552           1,041,186.903
U.S. Large Cap Value
   1999                                            $12.500000                 12.721279              28,046.729
   2000                                             12.721279                 12.894130              55,957.164
Equity-Income
   1993                                            $10.000000                $11.175534             251,822.076
   1994                                             11.175534                 11.107620             562,603.632
   1995                                             11.107620                 13.548849             818,646.261
   1996                                             13.548849                 16.011513             751,884.340
   1997                                             16.011513                 20.479412             736,770.570
   1998                                             20.479412                 22.054902             583,452.241
   1999                                             22.054902                 22.487758             452,980.852
   2000                                             22.487758                 25.057453             315,202.346
Income & Value
   1989                                            $10.000000               $  9.973206           2,137,590.858
   1990                                              9.973206                  9.221559          23,978,405.670

   1991                                              9.221559                 11.023964          22,330,124.078
   1992                                             11.023964                 11.772128          20,887,367.134
   1993                                             11.772128                 12.775798          17,512,695.707
   1994                                             12.775798                 12.396295          12,484,174.615
   1995                                             12.396295                 14.752561           9,042,096.910
   1996                                             14.752561                 15.995076           7,206,776.711
   1997                                             15.995076                 18.276161           5,667,799.061
   1998                                             18.276161                 20.742457           4,737,002.275
   1999                                             20.742457                 22.230152           3,981,000.961
   2000                                             22.230152                 23.004542           3,226,274.707
Balanced
   1997                                            $12.500000                $14.609853               6,353.152
   1998                                             14.609853                 16.459454              20,822.562
   1999                                             16.459454                 15.962370              24,969.449
   2000                                             15.962370                 14.272291              19,774.975
High Yield
   1997                                            $12.500000                $13.890491              37,067.803
   1998                                             13.890491                 14.078376             114,881.361
   1999                                             14.078376                 14.993652             117,307.157
   2000                                             14.993652                 13.459828              26,668.118
Strategic Bond
   1993                                            $10.000000                $10.750617             163,195.638
   1994                                             10.750617                  9.965972             181,540.594
   1995                                              9.965972                 11.716972             211,267.468
   1996                                             11.716972                 13.250563             258,026.189
   1997                                             13.250563                 14.500997             306,407.827
   1998                                             14.500997                 14.486687             430,512.235
   1999                                             14.486687                 14.602672             258,604.179
   2000                                             14.602672                 15.463354             139,566.297
Global Bond
   1988                                            $10.000000                $10.097842             108,831.804
   1989                                             10.097842                 10.404562             300,163.262
   1990                                             10.404562                 11.642912             470,980.068
   1991                                             11.642912                 13.302966             692,920.988
   1992                                             13.302966                 13.415849             976,794.214
   1993                                             13.415849                 15.741586           1,551,958.318
   1994                                             15.741586                 14.630721           1,018,783.920
   1995                                             14.630721                 17.772344             793,225.829
   1996                                             17.772344                 19.803954             648,725.739
   1997                                             19.803954                 20.104158             460,365.576
   1998                                             20.104158                 21.333144             315,284.329
   1999                                             21.333144                 19.632749             243,349.089
   2000                                             19.632749                 19.685989             182,642.162
Total Return
   1999                                            $12.500000                 12.255674               3,533.985
   2000                                             12.255674                 13.404017               8,750.067
Investment Quality Bond
   1987                                            $10.000000                $10.357400           2,234,030.945
   1988                                             10.357400                 10.937890          10,253,483.698
   1989                                             10.937890                 12.008936           1,924,256.679
   1990                                             12.008936                 11.517610           1,423,403.443
   1991                                             11.517610                 13.183268           1,720,219.933
   1992                                             13.183268                 13.936240           1,572,065.442
   1993                                             13.936240                 15.118716           1,119,425.316
   1994                                             15.118716                 14.216516             841,610.498
   1995                                             14.216516                 16.751499             734,994.414
   1996                                             16.751499                 16.943257             597,720.778
   1997                                             16.943257                 18.336912             514,787.776
   1998                                             18.336912                 19.660365             440,009.634
   1999                                             19.660365                 19.039807             345,875.870
   2000                                             19.039807                 20.541376             249,281.207

Diversified Bond
   1989                                            $10.000000                $10.052759          11,861,277.612
   1990                                             10.052759                  9.531831          10,705,080.076
   1991                                              9.531831                 11.166459           8,708,253.007
   1992                                             11.166459                 11.821212           7,777,630.143
   1993                                             11.821212                 12.705196           6,463,981.799
   1994                                             12.705196                 12.298940           4,556,265.387
   1995                                             12.298940                 14.320582           3,177,786.472
   1996                                             14.320582                 15.113142           2,507,618.496
   1997                                             15.113142                 16.607511           1,928,258.300
   1998                                             16.607511                 18.125951           1,548,492.876
   1999                                             18.125951                 18.002047           1,192,638.371
   2000                                             18.002047                 19.585192             927,983.874
U.S. Government Securities
   1988                                            $10.000000               $  9.702201              10,203.403
   1989                                              9.702201                 10.826483             300,163.430
   1990                                             10.826483                 11.596537             366,010.353
   1991                                             11.596537                 13.037076             720,491.624
   1992                                             13.037076                 13.651495           1,938,232.553
   1993                                             13.651495                 14.490734           1,478,270.571
   1994                                             14.490734                 14.111357             909,659.824
   1995                                             14.111357                 16.083213             954,067.593
   1996                                             16.083213                 16.393307             710,502.942
   1997                                             16.393307                 17.535478             763,521.806
   1998                                             17.535478                 18.587049             428,699.306
   1999                                             18.587049                 18.286918             330,164.260
   2000                                             18.286918                 19.993612             237,375.600
Money Market
   1987                                            $10.000000                $10.317570             510,079.365
   1988                                             10.317570                 10.865066             983,327.102
   1989                                             10.865066                 11.634481           1,480,696.936
   1990                                             11.634481                 12.364687           4,430,249.555
   1991                                             12.364687                 12.890414           2,754,467.033
   1992                                             12.890414                 13.137257           2,138,783.498
   1993                                             13.137257                 13.303085           1,659,478.414
   1994                                             13.303085                 13.623292           3,357,660.681
   1995                                             13.623292                 14.190910           2,370,449.919
   1996                                             14.190910                 14.699636           1,577,496.585
   1997                                             14.699636                 15.241915             778,379.937
   1998                                             15.241915                 15.794513             878,869.580
   1999                                             15.794513                 16.291417             921,421.619
   2000                                             16.291417                 17.010114             541,669.184
Small Cap Index
   2000                                             12.500000                 11.596178               1,027.071
International Index
   2000                                             12.500000                 11.167069                 154.943
Mid Cap Index
   2000                                             12.500000                 13.271787               3,024.547
Total Stock Market Index
   2000                                             12.500000                 11.142088               5,153.320
500 Index
   2000                                             12.500000                 11.200577              15,118.307
Lifestyle Aggressive 1000
   1997                                            $12.500000                $13.669625              33,037.747
   1998                                             13.669625                 14.134419              52,760.075
   1999                                             14.134419                 15.974195              27,238.895
   2000                                             15.974195                 14.948006              26,924.435
Lifestyle Growth 820
   1997                                            $12.500000                $14.033299             110,354.900
   1998                                             14.033299                 14.696667             129,721.317
   1999                                             14.696667                 16.893101              54,202.101

   2000                                             16.893101                 16.162371              56,344.484
Lifestyle Balanced 640
   1997                                            $12.500000                $14.066417              11,640.415
   1998                                             14.066417                 14.664362              51,041.225
   1999                                             14.664362                 16.257312              37,839.778
   2000                                             16.257312                 16.437657              39,999.345
Lifestyle Moderate 460
   1997                                            $12.500000                $14.016704               9,407.923
   1998                                             14.016704                 15.171965              25,932.897
   1999                                             15.171965                 16.142259              27,359.355
   2000                                             16.142259                 16.596254              32,300.583
Lifestyle Conservative 280
   1997                                            $12.500000                $13.825120               9,967.306
   1998                                             13.825120                 15.025549              10,098.134
   1999                                             15.025549                 15.439823               1,718.387
   2000                                             15.439823                 16.397834               3,020.176


(A) Units under this series of contracts were first credited under the sub-accounts on November, 1986, except in the case of:


     - Investment Quality Bond and Money Market Trusts where units were first credited on May 4, 1987,
     - Global Equity, Global Bond and U.S. Government Securities Trusts where units were first credited on March 18, 1988,
     - Large Cap Growth, Income & Value and Diversified Bond Trusts where units were first credited on August 3, 1989,
     -    Growth & Income Trust where units were first credited on April 23,
          1991,
     - Blue Chip Growth Trust where units were first credited on December 11, 1992,
     - Equity-Income and Strategic Bond Trusts where units were first credited on February 19, 1993,
     -    Overseas Trust where units were first credited on January 9, 1995,
     - Mid Cap Growth and International Small Cap Trusts where units were first credited on March 4, 1996,
     -    Growth Trust where units were first credited on July 15, 1996,
     - Pacific Rim Emerging Markets, Science & Technology, Emerging Small Company, Aggressive Growth, International Stock, Quantitative Equity, Real Estate Securities, Value, Balanced and High Yield Trusts where units were first credited on January 1, 1997,
     - Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280 Trusts where units were first credited on January 7, 1997,
     - Small Company Value Trust where units were first credited on October 1, 1997, and
     - Small Company Blend, Mid Cap Stock, International Value, U.S. Large Cap Value and Total Return Trusts where units were first credited on May 1, 1999.
     - Internet Technologies, Dynamic Growth, Tactical Allocation, Small Cap Index, International Index, Mid Cap Index, Total Stock Market Index and 500 Index where units were first credited on May 1, 2000.
     - Capital Appreciation Trust where units were first credited on November 1, 2000



(B)  Formerly, the Mid Cap Blend Trust.

                        TABLE OF ACCUMULATION UNIT VALUES


                                                         Ven 1 Contracts

                                                  UNIT VALUE                UNIT VALUE          NUMBER OF UNITS
SUB-ACCOUNT                                   AT START OF YEAR(A)         AT END OF YEAR         AT END OF YEAR
----------------------------------------------------------------------------------------------------------------
Mid Cap Blend(A)
  1985                                            $10.000000                $10.734987                 385.265
  1986                                             10.734987                 12.558028               4,651.489
  1987                                             12.558028                 13.248428             179,246.825
  1988                                             13.248428                 15.787546             146,228.732
  1989                                             15.787546                 19.902359             108,382.617
  1990                                             19.902359                 17.329021              93,278.975
  1991                                             17.329021                 20.176180              88,873.664
  1992                                             20.176180                 21.495619              39,451.366
  1993                                             21.495619                 24.681624              29,876.682
  1994                                             24.681624                 24.235928              24,893.636
  1995                                             24.235928                 34.164256              18,792.722
  1996                                             34.164256                 40.513296              18,983.608
  1997                                             40.513296                 47.690851              17,422.710
  1998                                             47.690851                 51.507214              14,154.988
  1999                                             51.507214                 64.954980              12,707.403
  2000                                             64.954980                 60.037547              10,774.878
Investment Quality Bond(B)
  1985                                            $10.000000                $10.455832                 157.237
  1986                                             10.455832                 11.689643               2,426.738
  1987                                             11.689643                 11.841366             164,289.054
  1988                                             11.841366                 12.518584             157,248.809
  1989                                             12.518585                 13.759270             113,311.078
  1990                                             13.759270                 13.210721             100,560.220
  1991                                             13.210721                 15.137617              75,660.271
  1992                                             15.137617                 16.019604              38,307.149
  1993                                             16.019604                 17.397685              25,428.550
  1994                                             17.397685                 16.377174              17,796.020
  1995                                             16.377174                 19.318272              13,340.073
  1996                                             19.318272                 19.560775              11,512.775
  1997                                             19.560775                 21.192677              10,088.494
  1998                                             21.192677                 22.746879               7,009.225
  1999                                             22.746879                 22.052785               4,129.118
  2000                                             22.052785                 23.817687               2,160.790
Money Market(C)
  1985                                            $10.000000                $10.199136                 108.287
  1986                                             10.199136                 10.647679                 116.902
  1987                                             10.647679                 11.156548              69,537.264
  1988                                             11.156548                 11.761294              40,025.230
  1989                                             11.761294                 12.607783              43,520.107
  1990                                             12.607783                 13.413682              41,671.105
  1991                                             13.413682                 13.999175              35,261.861
  1992                                             13.999175                 14.282708               9,873.140
  1993                                             14.282708                 14.478685               5,683.780
  1994                                             14.478685                 14.843213               4,598.398
  1995                                             14.843213                 15.478376               7,968.626
  1996                                             15.478376                 16.050779               5,920.354
  1997                                             16.050779                 16.660935               5,228.240
  1998                                             16.660935                 17.283692               4,497.361
  1999                                             17.283692                 17.846774               4,227.991
  2000                                             17.846774                 18.654229               4,055.500



(A)  Commencement of operations July 1, 1985
(B)  Commencement of operations August 6, 1985
(C)  Commencement of operations August 23, 1985

                                   APPENDIX H

                   EXCHANGE OFFER - VEN 7 AND VEN 8 CONTRACTS


         The Contracts described in this Prospectus ("NEW CONTRACTS") may be issued in exchange for certain annuity contracts previously issued by the Company ("OLD CONTRACTS"), which are substantially similar to the New Contracts, if the New Contract is available for sale in the state or jurisdiction of the owner of the Old Contract.

         For purposes of this exchange offer an "Old Contract" is defined as a contract issued prior to August 15, 1994 in all states except California, Idaho, Illinois, Montana, New Jersey, Oregon and South Carolina; prior to September 6, 1994 in Illinois and Montana; prior to October 3, 1994 in Idaho, New Jersey and Oregon; prior to January 3, 1995 in California; and prior to September 24, 1996 in South Carolina. The Old Contracts are described in Appendix D to this Prospectus and include both Ven 7 and Ven 8 contracts.

         The Company will permit an owner of an outstanding Old Contract to exchange his or her Contract for a New Contract without the imposition of a withdrawal charge at the time of exchange, except a possible market value charge, as described below. For purposes of computing the applicable withdrawal charge upon any withdrawals made subsequent to the exchange, the New Contract will be deemed to have been issued on the date the Old Contract was issued, and any purchase payment credited to the Old Contract will be deemed to have been credited to the New Contract on the date it was credited under the Old Contract. The death benefit under the New Contract on the date of its issue will be the greater of the minimum death benefit under the Old Contract or the contract value on the date of exchange and will "step up" annually thereafter as described in paragraph "6." below.

         Old Contract owners interested in a possible exchange should carefully review this Prospectus including Appendix D before deciding to make an exchange.

         AN EXCHANGE MAY NOT BE IN THE BEST INTERESTS OF AN OWNER OF AN OLD CONTRACT. Further, under Old Contracts with a fixed account investment option, a market value charge may apply to any amounts transferred from a three or six year investment account in connection with an exchange. (Reference should be made to the discussion of the market value charge under the caption "Fixed Account Investment Options" in the prospectus.) The Company believes that an exchange of Contracts will not be a taxable event for Federal tax purposes; however, any owner considering an exchange should consult a tax adviser. The Company reserves the right to terminate this exchange offer or to vary its terms at any time.

         The principal differences between the Old and New Contracts are as follows:

         1.   Annual Administration Fee.

         The New Contract will waive the $30 annual administration fee prior to the maturity date if the contract value is equal to or greater than $100,000 at the time the fee is assessed.

         2.   Withdrawal Charges.

         The withdrawal charges under the New Contract will be higher in certain cases. The withdrawal charges are the same under both Old and New Contracts for the first three years, but thereafter the charges under the New Contract are as noted below.

                   New Contract                                     Old Contract
                   ------------                                     ------------

 Number of Complete Years                             Number of Complete
   Purchase Payments In       Withdrawal Charge         Years Purchase         Withdrawal Charge
        Contract                 Percentage          Payments in Contract         Percentage
-----------------------------------------------------------------------------------------------
            0                        6%                       0                       6%
            1                        6%                       1                       6%
            2                        5%                       2                       5%
            3                        5%                       3                       4%
            4                        4%                       4                       3%
            5                        3%                       5                       2%
            6                        2%                       6+                      0%
            7+                       0%

         3.  Minimum Interest Rate to be Credited for Any Guarantee Period.


         The minimum interest rate to be credited for any guarantee period under the fixed portion of the New Contract will be three percent as opposed to four percent under the Old Contract. The market value charge under the New Contract will be limited so as to only affect accumulated earnings in excess of three percent, whereas under the Old Contract the market value charge is limited so as to not invade principal.

         4.  Annuity Purchase Rates.

         The annuity purchase rates guaranteed in the New Contract have been determined using 3% as opposed to 4% under the Old Contract.

         5.  Group Deferred Annuity Contracts.

         (New Jersey, South Carolina and Washington contract owners only) Old Contracts are individual deferred annuity contracts whereas the New Contracts are group deferred annuity contracts. Ownership of an individual contract is evidenced by the issuance of an individual annuity contract whereas participation in a group contract is separately accounted for by the issuance of a certificate evidencing the owner's interest under the contract. Under the group contract, contracts have been issued to the Venture Trust, a trust established with United Missouri Bank, N.A., Kansas City, Missouri, as group holder for groups comprised of persons who have brokerage accounts with brokers having selling agreements with Manufacturers Securities Services, LLC.

         6.  Differences Relating to the Death Benefit

         a. Differences Between Death Benefit of Old Contracts and New
Contracts

                  Death Benefit for Old Contracts

         The minimum death benefit during the first six contract years will be equal to the greater of: (a) the owner's contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the sum of all purchase payments made by or on behalf of the owner, less any amount deducted in connection with partial withdrawals made by the owner. During any subsequent six contract year period, the minimum death benefit will be the greater of (a) the owner's contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the minimum death benefit on the last day of the previous six contract year period plus any purchase payments made by or on behalf of the owner and less any amount deducted in connection with partial withdrawals made by the owner since then. If the annuitant dies after the first of the month following his or her 85th birthday, the minimum death benefit will be the owner's contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office.

                  Death Benefit for New Contracts

The death benefit varies by state and date of issue as follows.

A.       The following death benefit generally applies to contracts issued:

         ON OR AFTER:      IN THE STATES OF:

         May 1, 1998       Alaska, Alabama, Arizona, Arkansas, California,
                           Colorado, Delaware, Georgia, Hawaii, Idaho, Illinois,
                           Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine,
                           Michigan, Mississippi, Missouri, Nebraska, Nevada,
                           New Jersey, New Mexico, North Carolina, North Dakota,
                           Ohio, Oklahoma, Pennsylvania, Rhode Island, South
                           Carolina, South Dakota, Tennessee, Utah, Vermont,
                           Virginia, West Virginia, Wisconsin, Wyoming

         June 1, 1998      Connecticut

         July 1, 1998      Minnesota, Montana, District of Columbia

         October 1, 1998   Texas

         ON OR AFTER:            IN THE STATES OF:
         February 1, 1999        Massachusetts

         March 15, 1999          Florida, Maryland, Oregon

         November 1, 1999        Washington


         If any owner dies and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

         During the first contract year, the death benefit will be the greater of:

               -    the contract value or
               - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         During any subsequent contract year, the death benefit will be the greater of:

               -    the contract value or
               - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

         If any owner dies on or after his or her 81st birthday, the death benefit will be the greater of:

               -    the contract value or
               - the death benefit on the last day of the contract year ending just prior to the owner's 81st birthday, plus any payments made, less amounts deducted in connection with partial withdrawals.

         If any owner dies and the oldest owner had an attained age of 81 years or greater on the contract date, the death benefit will be the greater of:

               -    the contract value or
               - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

B. The following death benefit generally applies to contracts issued in Puerto Rico, and to contracts issued:

         PRIOR TO:         IN THE STATES OF:
         May 1, 1998       Alaska, Alabama, Arizona, Arkansas, California,
                           Colorado, Delaware, Georgia, Hawaii, Idaho, Illinois,
                           Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine,
                           Michigan, Mississippi, Missouri, Nebraska, Nevada,
                           New Jersey, New Mexico, North Carolina, North Dakota,
                           Ohio, Oklahoma, Pennsylvania, Rhode Island, South
                           Carolina, South Dakota, Tennessee, Utah, Vermont,
                           Virginia, West Virginia, Wisconsin, Wyoming

         June 1, 1998      Connecticut

         July 1, 1998      Minnesota, Montana, District of Columbia

         October 1, 1998   Texas

         February 1, 1999  Massachusetts

         March 15, 1999    Florida, Maryland, Oregon

         November 1, 1999  Washington

         If any owner dies on or prior to his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

         During the first contract year, the death benefit will be the greater of:

               -    the contract value or
               - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         During any subsequent contract year, the death benefit will be the greater of:

               -    the contract value or
               - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

         If any owner dies after his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be the greater of:

               -    the contract value or
               - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         If any owner dies and the oldest owner had an attained age greater than 80 on the contract date, the death benefit will be the contract value less any applicable withdrawal charges at the time of payment of benefits. For contracts issued on or after October 1, 1997, we will waive any withdrawal charges applied against the death benefit.

         b. Differences Regarding When Death Benefit Will Be Paid

         The death benefit of the New Contract will be payable upon the death of the owner (or first owner to die if there is more than one owner). The death benefit of the Old Contract is payable on the death of the annuitant (or last annuitant to die if there is more than one annuitant); if the owner predeceases the annuitant, the Old Contract contract value is paid, which may be a lesser amount than the death benefit payable on the death of the annuitant.

         The above comparison does not take into account differences between the Old Contracts, as amended by qualified plan endorsements, and the New Contracts, as amended by similar qualified plan endorsements. Owners using their Old Contracts in connection with a qualified plan should consult a tax advisor. See also the Federal Tax Matters section of the prospectus.

         7. Investment Options

         The New Contract provides for five fixed investment options except in Florida, Maryland and Oregon where two fixed investment options are available. If a contract is issued with GRIP in the state of Washington, the five fixed accounts will not be offered as investment options. However, if the contract is issued without GRIP, then the five fixed accounts will be offered as investment options. The Old Contract provides for three fixed investment options: one, three and six year. The portfolios of Merrill Variable Funds are not available for investment for Ven 8 contract owners.

                                   APPENDIX I

                   EXCHANGE OFFER - VEN 1 AND VEN 3 CONTRACTS


         The Contracts described in this Prospectus ("NEW CONTRACTS") may be issued in exchange for Ven 1 and Ven 3 annuity contracts previously issued by the Company. Ven 1 and Ven 3 (collectively, "OLD CONTRACTS") contracts are described in Appendix G.

         The Company will permit an owner of an outstanding Ven 1 and Ven 3 to exchange his or her Old Contract for a New Contract without the imposition of a withdrawal charge at the time of exchange. For purposes of computing the applicable withdrawal charge upon any withdrawals made subsequent to the exchange, the New Contract will be deemed to have been issued on the date the Old Contract was issued, and any purchase payment credited to the Old Contract will be deemed to have been credited to the New Contract on the date it was credited under the Old Contract. The death benefit under the New Contract on the date of its issue will be the greater of the minimum death benefit under the Old Contract or the contract value on the date of exchange and will "step up" annually thereafter as described in paragraph "3." below.

         Old Contract owners interested in a possible exchange should carefully review this Prospectus including Appendix E before deciding to make an exchange.

         AN EXCHANGE MAY NOT BE IN THE BEST INTERESTS OF AN OWNER OF AN OLD CONTRACT. The Company believes that an exchange of Contracts will not be a taxable event for Federal tax purposes; however, any owner considering an exchange should consult a tax adviser. The Company reserves the right to terminate this exchange offer or to vary its terms at any time.

         The principal differences between the Old and New Contracts are as follows:

         1.  Separate Account Annual Expenses; Contract Owner Transaction
Expenses

         The New Contract and the Old Contracts have different separate account and annual expenses as well as different contract owner transaction expenses as noted in the chart below:

New Contract and Ven 3 Separate Account Annual Expenses
-------------------------------------------------------
(as a percentage of average account value)
Separate Account Annual Expenses
Mortality and expense risk fees.............   1.25%

Administration fee - asset based............   0.15%
                                               -----
Total Separate Account Annual Expenses......   1.40%

Ven 1 Separate Account Annual Expenses
--------------------------------------
(as a percentage of average account value)
Separate Account Annual Expenses
Mortality and expense risk fees..........  1.30%
                                           -----


Total Separate Account Annual Expenses...   1.30%

New Contract and Ven 3 Transaction Expenses
-------------------------------------------
Annual Administration Fee...................   $30*
Dollar Cost Averaging Charge................   none

Ven 1 Transaction Expenses
--------------------------
Annual Administration Fee................  $30
Dollar Cost Averaging Charge.............  none

* For New Contracts, the $30 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment account values is greater than or equal to $100,000.

2.   Withdrawal Charges.

         The withdrawal charges under the New Contract will be higher in certain cases as noted below.

                   New Contract                               Ven 3 and Ven 1 Contracts
                   ------------                               -------------------------

 Number of Complete Years                             Number of Complete
   Purchase Payments In       Withdrawal Charge         Years Purchase         Withdrawal Charge
        Contract                 Percentage          Payments in Contract         Percentage
------------------------------------------------------------------------------------------------
            0                        6%                       0                       5%
            1                        6%                       1                       5%
            2                        5%                       2                       5%
            3                        5%                       3                       5%
            4                        4%                       4                       5%
            5                        3%                       5                       5%
            6                        2%                       6+                      0%
            7+                       0%

3.  Death Benefit

         a.  Differences Between Death Benefit of Old Contracts and New
Contracts

                  Death Benefit for Ven 3 Contracts

         The minimum death benefit during the first five contract years will be equal to the greater of:

                  (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or

                  (b) the sum of all purchase payments made by or on behalf of the owner, less any amount deducted in connection with partial withdrawals made by the owner.

         During any subsequent five contract year period, the minimum death benefit will be the greater of:

                  (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or

                  (b) the minimum death benefit on the last day of the previous five contract year period plus any purchase payments made by or on behalf of the owner less any amount deducted in connection with partial withdrawals made by the owner since then.

                  Death Benefit for Ven 1 Contracts

         The minimum death benefit is the greater of:

                  (a) the contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office, or

                  (b) the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals.

                  Death Benefit for New Contracts

The death benefit varies by state and date of issue as follows.

A.       The following death benefit generally applies to contracts issued:

         ON OR AFTER:      IN THE STATES OF:
         May 1, 1998       Alaska, Alabama, Arizona, Arkansas, California,
                           Colorado, Delaware, Georgia, Hawaii, Idaho, Illinois,
                           Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine,
                           Michigan, Mississippi, Missouri, Nebraska, Nevada,
                           New Jersey, New Mexico, North Carolina, North Dakota,
                           Ohio, Oklahoma, Pennsylvania, Rhode Island, South
                           Carolina, South Dakota, Tennessee, Utah, Vermont,
                           Virginia, West Virginia, Wisconsin, Wyoming

         June 1, 1998      Connecticut

         July 1, 1998      Minnesota, Montana, District of Columbia

         October 1, 1998   Texas

         February 1, 1999  Massachusetts

         March 15, 1999    Florida, Maryland, Oregon

         November 1, 1999  Washington


         If any owner dies and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

         During the first contract year, the death benefit will be the greater of:

                    -    the contract value or
                    - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         During any subsequent contract year, the death benefit will be the greater of:

                    -    the contract value or
                    - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

         If any owner dies on or after his or her 81st birthday, the death benefit will be the greater of:

                    -    the contract value or
                    - the death benefit on the last day of the contract year ending just prior to the owner's 81st birthday, plus any payments made, less amounts deducted in connection with partial withdrawals.

         If any owner dies and the oldest owner had an attained age of 81 years or greater on the contract date, the death benefit will be the greater of:

                    -    the contract value or
                    - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

B. The following death benefit generally applies to contracts issued in Puerto Rico, and to contracts issued:

         PRIOR TO:         IN THE STATES OF:
         May 1, 1998       Alaska, Alabama, Arizona, Arkansas, California,
                           Colorado, Delaware, Georgia, Hawaii, Idaho, Illinois,
                           Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine,
                           Michigan, Mississippi, Missouri, Nebraska, Nevada,
                           New Jersey, New Mexico, North Carolina, North Dakota,
                           Ohio, Oklahoma, Pennsylvania, Rhode Island, South
                           Carolina, South Dakota, Tennessee, Utah, Vermont,
                           Virginia, West Virginia, Wisconsin, Wyoming

         June 1, 1998      Connecticut

         July 1, 1998      Minnesota, Montana, District of Columbia

         October 1, 1998   Texas

         February 1, 1999  Massachusetts

         March 15, 1999    Florida, Maryland, Oregon

         November 1, 1999  Washington


         If any owner dies on or prior to his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

         During the first contract year, the death benefit will be the greater of:

               -    the contract value or
               - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         During any subsequent contract year, the death benefit will be the greater of:

               -    the contract value or
               - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

         If any owner dies after his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be the greater of:

               -    the contract value or
               - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         If any owner dies and the oldest owner had an attained age greater than 80 on the contract date, the death benefit will be the contract value less any applicable withdrawal charges at the time of payment of benefits. For contracts issued on or after October 1, 1997, we will waive any withdrawal charges applied against the death benefit.

         b.  Differences Regarding When Death Benefit Will Be Paid

         In general, the death benefit of the New Contract will be payable on the death of the owner (or first owner to die if there is more than one owner). The death benefit of the Ven 3 and Ven 1 contracts is generally payable on the death of the annuitant (or last annuitant to die if there is more than one annuitant); if the owner predeceases the annuitant, the Ven 3 or Ven 1 contract value (as applicable) is paid, which may be a lesser amount than the death benefit payable on the death of the annuitant.

4.  Number of Investment Options.


         The New Contract provides for sixty-seven investment options (sixty-two variable and five fixed), except in Florida, Maryland and Oregon where two fixed investment options are available. If a contract is issued with GRIP in the state of Washington, the five fixed accounts will not be offered as investment options. However, if the contract is issued without GRIP, then the five fixed accounts will be offered as investment options. Neither the Ven 3 contract nor the Ven 1 contract provide for fixed investment options. In addition, the Ven 1 contract offers only three variable investment options. The portfolios of Merrill Variable Funds are not available for investment for Ven 3 or Ven 1 contract owners.


5.  Annuity Purchase Rates.

         The annuity purchase rates guaranteed in the New Contract have been determined using 3% as opposed to 4% under the Ven 1 and Ven 3 contracts.

6.  Federal Tax Considerations.

         Certain Ven 3 and Ven 1 contracts may not be subject to some changes in the Federal tax law that have occurred since the contracts were issued, i.e., the contracts were "grandfathered." If such a grandfathered contract is exchanged, the New Contract is likely to be subject to the changes in the law. For example, annuity contracts issued on or prior to April 22, 1987 are generally not subject to Federal tax rules treating transfers of annuity contracts for inadequate consideration as taxable events. See "Taxation of Partial and Full Withdrawals" in the Federal Tax Matters section of this prospectus. A New Contract received in exchange for a Ven 3 or Ven 1 contract would, however, typically be subject to these rules.

                                   APPENDIX J

             EXCHANGE OFFER - MANAMERICA LIFESTYLE ANNUITY CONTRACTS


Exchange Offer in all States Except New Hampshire, New York and the Territory of Guam

         In all states except New Hampshire, New York and the territory of Guam, the contracts described in this Prospectus ("NEW CONTRACTS") may be issued in exchange for contracts previously issued by The Manufacturers Life Insurance Company of America ("MANAMERICA"), an affiliate of the Company. The ManAmerica annuity contracts were offered through the Lifestyle Multi-Account Flexible Payment Variable Annuity ("LIFESTYLE CONTRACT").

         The Company will permit an owner of an outstanding Lifestyle Contract to exchange the Lifestyle Contract for a New Contract without the imposition of a withdrawal charge at the time of exchange except a possible market value adjustment as described below. For purposes of computing the applicable withdrawal charge upon any withdrawals made subsequent to the exchange, the New Contract will be deemed to have been issued on the date the Lifestyle Contract was issued, and any purchase payment credited to the Lifestyle Contract will be deemed to have been credited to the New Contract on the date it was credited under the Lifestyle Contract. The death benefit under the New Contract on the date of its issue will be the contract value under the Lifestyle Contract on the date of exchange, and will "step up" annually thereafter as described in paragraph "5." below.


         The Guaranteed Retirement Income Program ("GRIP") described in the New Contract is not available for New Contracts issued in exchange for Lifestyle Contracts.


         Lifestyle Contract owners interested in a possible exchange should carefully review both the Lifestyle Contract prospectus and the remainder of this Prospectus before deciding to make an exchange.

         AN EXCHANGE MAY NOT BE IN THE BEST INTERESTS OF AN OWNER OF A LIFESTYLE CONTRACT. Further, under Lifestyle Contracts, a market value adjustment may apply to any amounts transferred from a fixed investment account in connection with an exchange. (Reference should be made to the discussion of the market value adjustment under "Market Value Adjustment" in the Lifestyle Contract prospectus.) The Company believes that an exchange as described above will not be a taxable event for Federal tax purposes; however, any owner considering an exchange should consult a tax adviser. The Company reserves the right to terminate this exchange offer or to vary its terms at any time.

         THE PRINCIPAL DIFFERENCES BETWEEN THE LIFESTYLE CONTRACTS AND THE NEW CONTRACTS ARE AS FOLLOWS:

         1. Separate Account and Fixed Account Expenses; Contract Owner Transaction Expenses

         The New Contract and the Lifestyle Contract have different separate account and fixed account annual expenses as well as different contract owner transaction expenses as noted in the chart below:

New Contract Separate Account Annual Expenses
(as a percentage of average account value)
Separate Account Annual Expenses

Mortality and expense risks fees............  1.25%
Administration fee - asset based............  0.15%
                                              -----
Total Separate Account Annual Expenses......  1.40%

New Contract Owner Transaction Expenses
Annual Administration Fee...................  $30*
Dollar Cost Averaging Charge................  none

* The $30 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment account values is greater than or equal to $100,000.

Lifestyle Contract Separate Account Annual Expenses

Separate Account Annual Expenses

Mortality and Expense Risks Charge                                                            Annual Rate
                                                                                              -----------
         Charged daily as a percentage of average Variable Account Values*                       0.80%
         Charged monthly as a percentage of the policy month-start
           Variable and Fixed Account Assets*                                                    0.45%
                                                                                                 -----
                                                                                                 1.25%

Other Separate Account Expenses
         Charge for administration charged daily as a percentage of average
           Variable Account Values                                                               0.20%
                                                                                                 -----
Total Separate Account Annual Expenses                                                           1.45%

Lifestyle Contract Owner Transaction Expenses

Record Keeping Charge                                                                            $30**
Dollar Cost Averaging Charge
  (if selected and applicable)                                                                   $5***

* A mortality and expense risks charge of 0.80% per annum is deducted daily from separate account assets, and a mortality and expense risks charge of 0.45% per annum is deducted monthly from variable policy values and fixed account values.

** A record-keeping charge of 2% of the policy value up to a maximum of $30 is deducted during the accumulation period on the last day of a policy year. The charge is also deducted upon full surrender of a policy on a date other than the last day of a policy year.

*** Transfers pursuant to the optional Dollar Cost Averaging program are free if policy value exceeds $15,000 at the time of the transfer, but otherwise incur a $5 charge.

         2.  Number of Variable Investment Options


         The Lifestyle Contract has eight variable investment options whereas the New Contract has sixty-two variable investment options.


         3.  Fixed Account Investment Options

         The Lifestyle Contract offers a Guaranteed Interest Account and prior to May 1, 2000 offered Fixed Accounts with guarantee periods ranging from 1 to 10 years whereas the New Contract offers five fixed account investment options: one, three, five and seven year guaranteed investment accounts and a dollar cost averaging fixed investment account, except in Florida, Maryland and Oregon where two fixed account investment options are offered: one year guaranteed investment account and a DCA fixed investment account. The Lifestyle Contract Guaranteed Interest Account credits a rate of interest that is subject to change daily. The New Contract does not offer a similar investment option. See "The Guaranteed Interest Account" in the Lifestyle Contract prospectus. The market value adjustment for the Lifestyle Contract Fixed Accounts is different from the market value charge for the New Contract fixed account investment options. The Lifestyle Contract adjustment and the New Contract charge both reduce the withdrawal amount when current interest rates are higher than the credited rate on the fixed investment although the magnitude of the adjustments may differ due to differences in adjustment formulas. The Lifestyle Contract adjustment also provides upside potential, increasing the withdrawal value when current interest rates are lower than the fixed account credited rate. The New Contract charge does not provide this upside potential. See "Market Value Adjustment" in the Lifestyle Contract prospectus and "Fixed Account Investment Options" in the New Contract prospectus.

         4.   Withdrawal Charges

         The withdrawal charges under the New Contract are different from the Lifestyle Contract. The withdrawal charges under the Lifestyle Contract and the New Contract are as follows:

               Lifestyle Contract                                    New Contract
               ------------------                                    ------------

 Number of Complete Years                             Number of Complete
   Purchase Payments In       Withdrawal Charge         Years Purchase          Withdrawal Charge
        Contract                Percentage           Payments in Contract          Percentage
-------------------------------------------------------------------------------------------------
           0                         8%                       0                        6%
           1                         8%                       1                        6%
           2                         8%                       2                        5%
           3                         6%                       3                        5%
           4                         4%                       4                        4%
           5                         2%                       5                        3%
           6+                        0%                       6                        2%
                                                              7+                       0%

         5.  Minimum Death Benefit

         Differences between the Minimum Death Benefit of the Lifestyle Contract and the New Contract are as follows:

         Minimum Death Benefit for Lifestyle Contract

         Upon the occurrence of the death of the original policyowner, ManAmerica will compare the policy value to the Survivor Benefit Amount (described below) and, if the policy value is lower, ManAmerica will deposit sufficient funds into the Money Market Variable Account to make the policy value equal the Survivor Benefit Amount. Any funds which ManAmerica deposits into the Money Market Variable Account will not be deemed a purchase payment for purposes of calculating withdrawal charges.

         The Survivor Benefit Amount is calculated as follows: (1) when the policy is issued, the Survivor Benefit Amount is set equal to the initial purchase payment; (2) each time a purchase payment is made, the Survivor Benefit Amount is increased by the amount of the purchase payment; (3) each time a withdrawal is made, the Survivor Benefit Amount is reduced by the same percentage as the Gross Withdrawal Amount (withdrawal amounts prior to deduction of charges and any adjustment for applicable market value adjustments) bears to the policy value; (4) in jurisdictions where it is allowed, on every sixth policy anniversary ManAmerica will set the Survivor Benefit Amount to the greater of its current value or the policy value on that policy anniversary, provided the original contract owner is still alive and is not older than age 85.

         Minimum Death Benefit for New Contracts

The death benefit varies by state and date of issue as follows.

A.       The following death benefit generally applies to contracts issued:

         ON OR AFTER:      IN THE STATES OF:
         May 1, 1998       Alaska, Alabama, Arizona, Arkansas, California,
                           Colorado, Delaware, Georgia, Hawaii, Idaho, Illinois,
                           Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine,
                           Michigan, Mississippi, Missouri, Nebraska, Nevada,
                           New Jersey, New Mexico, North Carolina, North Dakota,
                           Ohio, Oklahoma, Pennsylvania, Rhode Island, South
                           Carolina, South Dakota, Tennessee, Utah, Vermont,
                           Virginia, West Virginia, Wisconsin, Wyoming

         July 1, 1998      Minnesota, Montana, District of Columbia

         October 1, 1998   Texas

         February 1, 1999  Massachusetts

         March 15, 1999    Florida, Maryland, Oregon

         November 1, 1999  Washington

         If any owner dies and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

         During the first contract year, the death benefit will be the greater of:

               -    the contract value or
               - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         During any subsequent contract year, the death benefit will be the greater of:

               -    the contract value or
               - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

         If any owner dies on or after his or her 81st birthday, the death benefit will be the greater of:

               -    the contract value or
               - the death benefit on the last day of the contract year ending just prior to the owner's 81st birthday, plus any payments made, less amounts deducted in connection with partial withdrawals.

         If any owner dies and the oldest owner had an attained age of 81 years or greater on the contract date, the death benefit will be the greater of:

               -    the contract value or
               - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

B. The following death benefit generally applies to contracts issued in Puerto Rico, and to contracts issued:

         PRIOR TO:         IN THE STATES OF:
         May 1, 1998       Alaska, Alabama, Arizona, Arkansas, California,
                           Colorado, Delaware, Georgia, Hawaii, Idaho, Illinois,
                           Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine,
                           Michigan, Mississippi, Missouri, Nebraska, Nevada,
                           New Jersey, New Mexico, North Carolina, North Dakota,
                           Ohio, Oklahoma, Pennsylvania, Rhode Island, South
                           Carolina, South Dakota, Tennessee, Utah, Vermont,
                           Virginia, West Virginia, Wisconsin, Wyoming

         June 1, 1998      Connecticut

         July 1, 1998      Minnesota, Montana, District of Columbia

         October 1, 1998   Texas

         February 1, 1999  Massachusetts

         March 15, 1999    Florida, Maryland, Oregon

         November 1, 1999  Washington


         If any owner dies on or prior to his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

During the first contract year, the death benefit will be the greater of:

               -    the contract value or
               - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         During any subsequent contract year, the death benefit will be the greater of:

               -    the contract value or
               - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

         If any owner dies after his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be the greater of:

               -    the contract value or
               - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         If any owner dies and the oldest owner had an attained age greater than 80 on the contract date, the death benefit will be the contract value less any applicable withdrawal charges at the time of payment of benefits. For contracts issued on or after October 1, 1997, we will waive any withdrawal charges applied against the death benefit.

         6.  Annuity Payments

         Annuity payments under the Lifestyle Contract will be made on a fixed basis only whereas annuity payments under the New Contract may be made on a fixed or variable basis or a combination of fixed and variable bases.

         7.  Annuity Value Guarantee

         The Lifestyle Contract guarantees that, in those jurisdictions where permitted, under certain conditions the policy value available at the annuity commencement date will be the greater of the policy value or an amount reflecting the purchase payment and withdrawals made by the contract owner (the "Annuity Value Guarantee"). The New Contract does not have an Annuity Value Guarantee.

         8.  Annuity Purchase Rates

         The annuity purchase rates guaranteed in the New Contract are based on the 1983 Table A projected at Scale G, assume births in year 1942 and reflect an assumed interest rate of 3% per year. The annuity purchase rates guaranteed in the Lifestyle Contract are based on the 1983 Individual Annuity Mortality Tables and an assumed interest rate of 3% per year.

                                     * * * *

         Contract owners who do not wish to exchange their Lifestyle Contracts for the New Contracts may continue to make purchase payments to their Lifestyle Contracts. Or, they can keep their Lifestyle Contracts and buy a New Contract to which to apply additional purchase payments.

         The above comparison does not take into account differences between the Lifestyle Contracts, as amended by qualified plan endorsements, and the New Contracts, as amended by similar qualified plan endorsements. Owners using their Lifestyle Contract in connection with a qualified plan should consult a tax advisor. See also the Federal Tax Matters section of this prospectus and the Lifestyle Contract prospectuses.

                                   APPENDIX K

   EXCHANGE OFFER - MANAMERICA MULTI-ACCOUNT FLEXIBLE PAYMENT VARIABLE ANNUITY


Exchange Offer in all States Except New Hampshire, New York and the Territory of Guam

         In all states except New Hampshire, New York and the territory of Guam, the contracts described in this Prospectus ("NEW CONTRACTS") may be issued in exchange for contracts previously issued by The Manufacturers Life Insurance Company of America ("MANAMERICA"), an affiliate of the Company. The ManAmerica annuity contracts were offered through the Multi-Account Flexible Payment Variable Annuity ("MANULIFE ANNUITY CONTRACT").

         The Company will permit an owner of an outstanding Manulife Annuity Contract to exchange the Manulife Annuity Contract for a New Contract without the imposition of a withdrawal charge at the time of exchange. For purposes of computing the applicable withdrawal charge upon any withdrawals made subsequent to the exchange, the New Contract will be deemed to have been issued on the date the Manulife Annuity Contract was issued, and any purchase payment credited to the Manulife Annuity Contract will be deemed to have been credited to the New Contract on the date it was credited under the Manulife Annuity Contract. The death benefit under the New Contract on the date of its issue will be the contract value under the Manulife Annuity Contract on the date of exchange, and will "step up" annually thereafter as described in paragraph "4." below.


         The Guaranteed Retirement Income Program ("Grip") described in the New Contract is not available for New Contracts issued in exchange for Manulife Annuity Contracts.


         Manulife Annuity Contract owners interested in a possible exchange should carefully review both the Manulife Annuity Contract prospectus and the remainder of this Prospectus before deciding to make an exchange.

         AN EXCHANGE MAY NOT BE IN THE BEST INTERESTS OF AN OWNER OF AN MANULIFE ANNUITY CONTRACT. The Company believes that an exchange as described above will not be a taxable event for Federal tax purposes; however, any owner considering an exchange should consult a tax adviser. The Company reserves the right to terminate this exchange offer or to vary its terms at any time.

         THE PRINCIPAL DIFFERENCES BETWEEN THE MANULIFE ANNUITY CONTRACT AND THE NEW CONTRACT ARE AS FOLLOWS:

         1.  Separate Account Annual Expenses; Contract Owner Transaction
Expenses

         The New Contract and the Manulife Annuity Contract have different separate account and annual expenses as well as different contract owner transaction expenses as noted in the chart below:

New Contract Separate Account Annual Expenses
---------------------------------------------
(as a percentage of average account value)
Separate Account Annual Expenses

Mortality and expense risks fees............  1.25%
Administration fee - asset based............  0.15%
                                              -----
Total Separate Account Annual Expenses......  1.40%

New Contract Owner Transaction Expenses
---------------------------------------
Annual Administration Fee...................  $30*
Dollar Cost Averaging Charge................  none

* The $30 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment accounts is greater than or equal to $100,000.

Manulife Annuity Contract Separate Account Annual Expenses
----------------------------------------------------------
(as a percentage of average account value)
Separate Account Annual Expenses

Mortality and expense risks fees............  1.00%
Total Separate Account Annual Expenses......  1.00%

Manulife Annuity Contract Contract Owner Transaction Expenses
-------------------------------------------------------------
Annual Contract Fee.........................  $30*
Dollar Cost Averaging Charge
   (if selected and applicable).............  $5**

* An administration fee equal to 2% of the total policy value up to a maximum of $30 is deducted during the accumulation period on the last day of a policy year if the total policy value on that date is less than $25,000. The fee is also deducted on a pro rata basis upon full surrender of a policy on a date other than the last day of a policy year.

** Transfers pursuant to the optional Dollar Cost Averaging program are free if policy value exceed $15,000 at the time of the transfer, but otherwise incur a $5 charge.

         2.  Withdrawal Charges

         The withdrawal charges under the New Contract will be lower in certain cases. The withdrawal charges under the Manulife Annuity Contract and the New Contract are as follows:

                   New Contract                               Manulife Annuity Contract
                   ------------                               -------------------------

 Number of Complete Years                             Number of Complete
   Purchase Payments In       Withdrawal Charge         Years Purchase         Withdrawal Charge
        Contract                 Percentage          Payments in Contract          Percentage
------------------------------------------------------------------------------------------------
            0                        6%                       0                        8%
            1                        6%                       1                        7%
            2                        5%                       2                        6%
            3                        5%                       3                        5%
            4                        4%                       4                        4%
            5                        3%                       5                        3%
            6                        2%                       6                        2%
            7+                       0%                       7                        1%
                                                              8+                       0

         3. Number of Variable Investment Options and Fixed Account Investment Options


         The Manulife Annuity Contract has eight variable investment options whereas the New Contract has sixty-two variable investment options. The Manulife Annuity Contract has a Guaranteed Interest Account whereas the New Contract offers five fixed account investment options: one, three, five and seven year guaranteed investment accounts and a dollar cost averaging fixed investment account, except in Florida, Maryland and Oregon where two fixed account investment options are offered: one year guaranteed investment account and a dollar cost averaging fixed investment account. The Manulife Annuity Contract Guaranteed Interest Account has a credited rate of interest that is subject to change each contract anniversary. The New Contract fixed account investment options have an interest rate guaranteed for the duration of the guaranteed period. See Appendix A in the Manulife Annuity Contract prospectus and "Fixed Account Investment Options" in the New Contract prospectus.


         4.  Minimum Death Benefit

         Differences between Death Benefit of Manulife Annuity Contract and New Contract are as follows:

         Minimum Death Benefit for Manulife Annuity

         Manulife Annuity Contract does not have a minimum death benefit. Until a lump-sum distribution is made or an annuity option is elected, the variable policy value will continue to reflect the investment performance of the selected variable account unless a transfer or withdrawal is made by the beneficiary.

         Minimum Death Benefit for New Contracts

The death benefit varies by state and date of issue as follows.

A.       The following death benefit generally applies to contracts issued:

         ON OR AFTER:      IN THE STATES OF:
         May 1, 1998       Alaska, Alabama, Arizona, Arkansas, California,
                           Colorado, Delaware, Georgia, Hawaii, Idaho, Illinois,
                           Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine,
                           Michigan, Mississippi, Missouri, Nebraska, Nevada,
                           New Jersey, New Mexico, North Carolina, North Dakota,
                           Ohio, Oklahoma, Pennsylvania, Rhode Island, South
                           Carolina, South Dakota, Tennessee, Utah, Vermont,
                           Virginia, West Virginia, Wisconsin, Wyoming

         June 1, 1998      Connecticut

         July 1, 1998      Minnesota, Montana, District of Columbia

         October 1, 1998   Texas

         February 1, 1999  Massachusetts

         March 15, 1999    Florida, Maryland, Oregon

         November 1, 1999  Washington


         If any owner dies and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

         During the first contract year, the death benefit will be the greater of:

               -    the contract value or
               - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         During any subsequent contract year, the death benefit will be the greater of:

               -    the contract value or
               - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

         If any owner dies on or after his or her 81st birthday, the death benefit will be the greater of:

               -    the contract value or
               - the death benefit on the last day of the contract year ending just prior to the owner's 81st birthday, plus any payments made, less amounts deducted in connection with partial withdrawals.

         If any owner dies and the oldest owner had an attained age of 81 years or greater on the contract date, the death benefit will be the greater of:

               -    the contract value or
               - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

B. The following death benefit generally applies to contracts issued in Puerto Rico, and to contracts issued:

         PRIOR TO:         IN THE STATES OF:
         May 1, 1998       Alaska, Alabama, Arizona, Arkansas, California,
                           Colorado, Delaware, Georgia, Hawaii, Idaho, Illinois,
                           Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine,
                           Michigan, Mississippi, Missouri, Nebraska, Nevada,
                           New Jersey, New Mexico, North Carolina, North Dakota,
                           Ohio, Oklahoma, Pennsylvania, Rhode Island, South
                           Carolina, South Dakota, Tennessee, Utah, Vermont,
                           Virginia, West Virginia, Wisconsin, Wyoming

         June 1, 1998      Connecticut

         July 1, 1998      Minnesota, Montana, District of Columbia

         October 1, 1998   Texas

         February 1 1999   Massachusetts

         March 15, 1999    Florida, Maryland, Oregon

         November 1, 1999  Washington


         If any owner dies on or prior to his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

         During the first contract year, the death benefit will be the greater of:

               -    the contract value or
               - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         During any subsequent contract year, the death benefit will be the greater of:

               -    the contract value or
               - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

         If any owner dies after his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be the greater of:

               -    the contract value or
               - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         If any owner dies and the oldest owner had an attained age greater than 80 on the contract date, the death benefit will be the contract value less any applicable withdrawal charges at the time of payment of benefits. For contracts issued on or after October 1, 1997, we will waive any withdrawal charges applied against the death benefit.

         5.  Annuity Purchase Rates

         The annuity purchase rates guaranteed in the New Contract are based on the 1983 Table A projected at Scale G, assume births in year 1942 and reflect an assumed interest rate of 3% per year. The annuity purchase rates guaranteed in the Manulife Annuity Contract are based on the 1983 Individual Annuity Mortality Tables and an assumed interest rate of 4% per year.

         6.  Annuity Payments

         Annuity payments under the Manulife Annuity Contract will be made on a fixed basis only whereas annuity payments under the New Contract may be made on a fixed or variable basis or a combination of fixed and variable bases.

         7.  Minimum Guaranteed Interest Rate on Guaranteed Interest Account

         The minimum guaranteed interest rate for the Manulife Annuity Contract Guaranteed Interest Account is 4% whereas the minimum guaranteed interest rate for the New Contract fixed account investment options is 3%.

                                     * * * *

         Contract owners who do not wish to exchange their Manulife Annuity Contract Contracts for the New Contracts may continue to make purchase payments to their Manulife Annuity Contracts. Or, they can keep their Manulife Annuity Contracts and buy a New Contract to which to apply additional purchase payments.

         The above comparison does not take into account differences between the Manulife Annuity Contracts, as amended by qualified plan endorsements, and the New Contracts, as amended by similar qualified plan endorsements. Owners using their Manulife Annuity Contract in connection with a qualified plan should consult a tax advisor. See also the Federal Tax Matters section of this prospectus and the Manulife Annuity Contract prospectuses.

                                   APPENDIX L

                              QUALIFIED PLAN TYPES


         Set forth below are brief descriptions of the types of qualified plans in connection with which we will issue contracts. Certain potential tax consequences associated with use of the contract in connection with qualified plans are also described. Persons intending to use the contract in connection with qualified plans should consult their tax advisor.

         Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however be used in connection with an "Education IRA" under Section 530 of the Code.

         IRAs generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the contract's death benefit could be viewed as providing life insurance coverage with the result that the contract would not be viewed as satisfying the requirements of an IRA.

         Simplified Employee Pensions (SEP-IRAs). Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. As discussed above (see "Individual Retirement Annuities"), there is some uncertainty regarding the treatment of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SEP-IRAs).

         SIMPLE IRAs. Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SIMPLE IRAs).

         Roth IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

         Among the differences are that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:

         -  made after the owner attains age 59-1/2;

         -  made after the owner's death;

         -  attributable to the owner being disabled; or

         - a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code.

         In addition, distributions from Roth IRAs need not commence when the owner attains age 70-1/2 . A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other qualified plans.

         As described above (see "Individual Retirement Annuities"), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which include Roth IRAs). Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA.

         Corporate and Self-Employed ("H.R. 10" and "Keogh") Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants.

         Tax-Sheltered Annuities. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity. Even if the IRS characterized the benefit under the contract as an incidental death benefit, the death benefit is unlikely to violate those limits unless the purchaser also purchases a life insurance contract as part of his or her tax-sheltered annuity plan.

         Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

         - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

         -  earnings on those contributions, and

         - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.

These amounts can be paid only if the employee has reached age 59-1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

         Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes. The contract will be issued in connection with a Section 457 deferred compensation plan sponsored by a state or local government only if the plan has established a trust to hold plan assets, including the contract.

                                     PART B



                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION

                   THE MANUFACTURERS LIFE INSURANCE COMPANY OF
                        NORTH AMERICA SEPARATE ACCOUNT A
--------------------------------------------------------------------------------


                                       OF


                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                                OF NORTH AMERICA



                       FLEXIBLE PURCHASE PAYMENT DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING








      This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing The Manufacturers Life Insurance Company of North America at the mailing address of the Annuity Service Office, P.O. Box 9230, Boston, Massachusetts 02205-9230 or telephoning (800) 344-1029.



       The date of this Statement of Additional Information is May 1, 2001




            The Manufacturers Life Insurance Company of North America
                         500 Boylston Street, Suite 400
                        Boston, Massachusetts 02116-3739
                                 (617) 663-3000
                                 (800) 344-1029



 VENTURE.SAI5/2001(MLAM) Venture - Group and Individual

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS



General Information and History............................................
Performance Data...........................................................
Services
     Independent Auditors..................................................
     Servicing Agent.......................................................
     Principal Underwriter.................................................
Audited Financial Statements...............................................

                         GENERAL INFORMATION AND HISTORY

      The Manufacturers Life Insurance Company of North America Separate Account A (the "VARIABLE ACCOUNT") is a separate investment account of The Manufacturers Life Insurance Company of North America ("WE" or "US"). We are a stock life insurance company organized under the laws of Delaware in 1979. Our principal office is located at 500 Boylston Street, Suite 400, Boston, Massachusetts 02116-3739. Prior to October 1, 1997, we were known as North American Security Life Insurance Company. Our ultimate parent is Manulife Financial Corporation ("MFC") a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as MANULIFE FINANCIAL.

      Our financial statements which are included in the Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                                PERFORMANCE DATA

      Each of the sub-accounts may in its advertising and sales materials quote total return figures. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures, although standardized figures will always accompany non-standardized figures. Non-standardized total return figures may be quoted assuming both:

      -     redemption at the end of the time period, and
      -     not assuming redemption at the end of the time period.

Standardized figures include total return figures from:

      - the inception date of the sub-account of the Variable Account which invests in the portfolio, or
      -     ten years, whichever period is shorter.

Non-standardized figures include total return numbers from:

      -     inception date of the portfolio, or
      -     ten years, whichever period is shorter.

      Such figures will always include the average annual total return for recent one year and, when applicable, five and ten year periods, and where less than ten years, the inception date of the sub-account, in the case of standardized returns, and the inception date of the portfolio, in the case of non-standardized returns. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period. The average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated.

      In calculating standardized return figures, all recurring charges (all asset charges - mortality and expense risk fees, administrative fees) are reflected, and the asset charges are reflected in changes in unit values. Standardized total return figures will be quoted assuming redemption at the end of the period. Non-standardized total return figures reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns. Non-standardized total return figures not reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns except that the calculations assume no redemption at the end of the period and do not reflect deduction of the annual contract fee. We believe such non-standardized figures not reflecting redemptions at the end of the time period are useful to contract owners who wish to assess the performance of an ongoing contract of the size that is meaningful to the individual contract owner.

      For total return figures quoted for periods prior to the commencement of the offering of the contract, standardized performance data will be the historical performance of the Trust or Merrill Variable Funds portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts offered by us; adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust or Merrill Variable Funds portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor Manulife Series Fund, Inc. portfolio), adjusted to reflect current contract charges.


                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES(C)
                       CALCULATED AS OF DECEMBER 31, 2000
                  (NOT REFLECTING THE OPTIONAL GRIP RIDER FEE)



                                                               SINCE INCEPTION
                                                                 OR 10 YEARS,
                                                                 WHICHEVER IS     INCEPTION
PORTFOLIO                           1 YEAR         5 YEAR          SHORTER          DATE(A)
-------------------------------------------------------------------------------------------
Internet Technologies                 N/A           N/A            -47.07%         05/01/00
Pacific Rim Emerging Markets        -29.34%         N/A            - 8.41%         01/01/97
Science & Technology                -38.32%         N/A             17.73%         01/01/97
International Small Cap             -33.78%         N/A              8.22%         03/04/96
Aggressive Growth                    -3.97%         N/A              6.75%         01/01/97
Emerging Small Company              -10.74%         N/A             15.92%         01/01/97
Small Company Blend                 -25.05%         N/A             -2.86%         05/03/99
Dynamic Growth                        N/A           N/A            -39.99%         05/01/00
Mid Cap Stock                       -10.43%         N/A             -6.50%         05/03/99
All Cap Growth                      -16.75%         N/A             13.77%         03/04/96
Overseas                            -24.11%         4.59%            4.92%         01/09/95
International Stock                 -22.11%         N/A              3.67%         01/01/97
International Value                 -12.74%         N/A             -6.31%         05/03/99
Capital Appreciation                  N/A           N/A            -17.14%         11/01/00
Strategic Opportunities(B)          -12.66%        11.26%           13.08%(C)      06/18/85
Global Equity                         4.59%        10.03%            9.64%(B)      03/18/88
Growth                              -32.04%         N/A             10.59%         07/15/96
Large Cap Growth                    -19.96%         9.34%           10.33%(C)      08/03/89
Quantitative Equity                  -0.91%         N/A             18.58%         01/01/97
Blue Chip Growth                     -9.31%        16.87%           11.73%         12/11/92
Real Estate Securities               17.91%         N/A              1.37%         01/01/97
Small Company Value                  -1.25%         N/A             -1.63%         10/01/97
Value                                16.79%         N/A              7.23%         01/01/97

Tactical Allocation                   N/A           N/A             -9.28%         05/01/00
Growth & Income                     -13.35%        15.80%           13.89%         04/23/91
U.S. Large Cap Value                 -4.17%         N/A             -1.53%         05/03/99
Equity-Income                         5.38%        12.55%           12.35%         02/19/93
Income & Value                       -2.17%         8.68%            9.54%(C)      08/03/89
Balanced                            -15.40%         N/A              2.18%         01/01/97
High Yield                          -15.06%         N/A              0.65%         01/01/97
Strategic Bond                        0.09%         5.01%            5.65%         02/19/93
Global Bond                          -5.19%         1.27%            5.36%(C)      03/18/88
Total Return                          3.36%         N/A              0.78%         05/03/99
Investment Quality Bond               1.97%         3.43%            5.92%(C)      06/18/85
Diversified Bond                      2.82%         5.79%            7.43%(C)      08/03/89
U.S. Government Securities            3.33%         3.72%            5.56%(C)      03/18/88
Money Market                         -1.30%         2.94%            3.20%(C)      06/18/85
Small Cap Index                       N/A           N/A            -12.24%         05/01/00
International Index                   N/A           N/A            -15.47%         05/01/00
Mid Cap Index                         N/A           N/A              0.36%         05/01/00
Total Stock Market Index              N/A           N/A            -15.66%         05/01/00
500 Index                             N/A           N/A            -15.22%         05/01/00
Lifestyle Aggressive 1000           -11.49%         N/A              3.44%         01/07/97
Lifestyle Growth 820                 -9.51%         N/A              5.57%         01/07/97
Lifestyle Balanced 640               -4.40%         N/A              6.04%         01/07/97
Lifestyle Moderate 460               -2.80%         N/A              6.31%         01/07/97
Lifestyle Conservative 280            0.39%         N/A              5.97%         01/07/97
Merrill Lynch Small Cap Value
Focus - Class B                       6.94%         N/A              4.38%         10/13/97
Merrill Lynch Basic Value
Focus - Class B                       4.86%         N/A              7.70%         10/13/97
Merrill Lynch Developing Capital
Markets Focus - Class B             -33.47%         N/A            -13.56%         10/13/97



(A) Inception date of the sub-account of the Variable Account which invests in the portfolio.



(B) Formerly, the Mid Cap Blend Trust



(C) 10 year average annual return.



(D) See charts below for Ven 7 and Ven 8 contracts total return figures

             NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES(C)
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2000
                  (NOT REFLECTING THE OPTIONAL GRIP RIDER FEE)



                                                               SINCE INCEPTION
                                                                 OR 10 YEARS,
                                                                 WHICHEVER IS     INCEPTION
PORTFOLIO                           1 YEAR         5 YEAR          SHORTER           DATE
-------------------------------------------------------------------------------------------
Internet Technologies                 N/A           N/A            -47.07%         05/01/00
Pacific Rim Emerging Markets(A)     -29.34%        -5.28%           -3.44%         10/04/94
Science & Technology                -38.32%         N/A             17.73%         01/01/97
International Small Cap             -33.78%         N/A              8.22%         03/04/96
Aggressive Growth                    -3.97%         N/A              6.75%         01/01/97
Emerging Small Company              -10.74%         N/A             15.92%         01/01/97
Small Company Blend                 -25.05%         N/A             -2.86%         05/03/99
Dynamic Growth                        N/A           N/A            -39.99%         05/01/00
Mid Cap Stock                       -10.43%         N/A             -6.50%         05/03/99
All Cap Growth                      -16.75%         N/A             13.77%         03/04/96
Overseas                            -24.11%         4.59%            4.92%         01/09/95
International Stock                 -22.11%         N/A              3.67%         01/01/97
International Value                 -12.74%         N/A             -6.31%         05/03/99
Capital Appreciation                  N/A           N/A            -17.14%         11/01/00
Strategic Opportunities(B)          -12.66%        11.26%           13.08%(C)      06/18/85
Global Equity                         4.59%        10.03%            9.64%(C)      03/18/88
Growth                              -32.04%         N/A             10.59%         07/15/96
Large Cap Growth                    -19.96%         9.34%           10.33%(C)      08/03/89
Quantitative Equity(A)               -0.91%        18.14%           15.51%(C)      04/30/87
Blue Chip Growth                     -9.31%        16.87%           11.73%         12/11/92
Real Estate Securities(A)            17.91%         6.87%           12.12%(C)      04/30/87
Small Company Value                  -1.25%         N/A             -1.63%         10/01/97
Value                                16.79%         N/A              7.23%         01/01/97
Tactical Allocation                   N/A           N/A             -9.28%         05/01/00
Growth & Income                     -13.35%        15.80%           13.89%         04/23/91
U.S. Large Cap Value                 -4.17%         N/A             -1.53%         05/03/99
Equity-Income                         5.38%        12.55%           12.35%         02/19/93
Income & Value                       -2.17%         8.68%            9.54%(C)      08/03/89

Balanced                            -15.40%         N/A              2.18%         01/01/97
High Yield                          -15.06%         N/A              0.65%         01/01/97
Strategic Bond                        0.09%         5.01%            5.65%         02/19/93
Global Bond                          -5.19%         1.27%            5.36%(C)      03/18/88
Total Return                          3.36%         N/A              0.78%         05/03/99
Investment Quality Bond               1.97%         3.43%            5.92%(C)      06/18/85
Diversified Bond                      2.82%         5.79%            7.43%(C)      08/03/89
U.S. Government Securities            3.33%         3.72%            5.56%(C)      03/18/88
Money Market                        - 1.30%         2.94%            3.20%(C)      06/18/85
Small Cap Index                       N/A           N/A            -12.24%         05/01/00
International Index                   N/A           N/A            -15.47%         05/01/00
Mid Cap Index                         N/A           N/A              0.36%         05/01/00
Total Stock Market Index              N/A           N/A            -15.66%         05/01/00
500 Index                             N/A           N/A            -15.22%         05/01/00
Lifestyle Aggressive 1000           -11.49%         N/A              3.44%         01/07/97
Lifestyle Growth 820                 -9.51%         N/A              5.57%         01/07/97
Lifestyle Balanced 640               -4.40%         N/A              6.04%         01/07/97
Lifestyle Moderate 460               -2.80%         N/A              6.31%         01/07/97
Lifestyle Conservative 280            0.39%         N/A              5.97%         01/07/97
Merrill Lynch Small Cap Value         6.94%         N/A              4.38%         10/13/97
Focus - Class B
Merrill Lynch Basic Value             4.86%         N/A              7.70%         10/13/97
Focus - Class B
Merrill Lynch Developing Capital    -33.47%         N/A            -13.56%         10/13/97
Markets Focus - Class B



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.



(B) Formerly, the Mid Cap Blend Trust


(C) 10 year average annual return.


(D) See charts below for Ven 7 and Ven 8 contracts total return figures.

             NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES(C)
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2000
                  (NOT REFLECTING THE OPTIONAL GRIP RIDER FEE)



                                                               SINCE INCEPTION
                                                                 OR 10 YEARS,
                                                                 WHICHEVER IS     INCEPTION
PORTFOLIO                           1 YEAR         5 YEAR          SHORTER           DATE
-------------------------------------------------------------------------------------------
Internet Technologies                 N/A           N/A            -44.27%         05/01/00
Pacific Rim Emerging Markets(A)     -25.42%        -4.55%           -3.10%         10/04/94
Science & Technology                -34.98%         N/A             18.53%         01/01/97
International Small Cap             -30.14%         N/A              8.87%         03/04/96
Aggressive Growth                     1.57%         N/A              7.81%         01/01/97
Emerging Small Company               -5.63%         N/A             16.75%         01/01/97
Small Company Blend                 -20.85%         N/A              0.49%         05/03/99
Dynamic Growth                        N/A           N/A            -36.74%         05/01/00
Mid Cap Stock                        -5.30%         N/A             -3.29%         05/03/99
All Cap Growth                      -12.03%         N/A             14.31%         03/04/96
Overseas                            -19.85%         5.30%            5.35%         01/09/95
International Stock                 -17.73%         N/A              4.82%         01/01/97
International Value                  -7.76%         N/A             -3.09%         05/03/99
Capital Appreciation                  N/A           N/A            -12.44%         11/01/00
Strategic Opportunities(B)           -7.67%        11.81%           13.11%(C)      06/18/85
Global Equity                        10.64%        10.61%            9.67%(C)      03/18/88
Growth                              -28.30%         N/A             11.25%         07/15/96
Large Cap Growth                    -15.43%         9.94%           10.36%(C)      08/03/89
Quantitative Equity(A)                4.83%        18.58%           15.54%(C)      04/30/87
Blue Chip Growth                     -4.11%        17.33%           11.77%         12/11/92
Real Estate Securities(A)            23.96%         7.52%           12.15%(B)      04/30/87
Small Company Value                   4.46%         N/A             -0.16%         10/01/97
Value                                22.84%         N/A              8.28%         01/01/97
Tactical Allocation                   N/A           N/A             -4.08%         05/01/00
Growth & Income                      -8.41%        16.27%           13.92%         04/23/91
U.S. Large Cap Value                  1.36%         N/A              1.88%         05/03/99
Equity-Income                        11.43%        13.09%           12.38%         02/19/93
Income & Value                        3.48%         9.29%            9.57%(B)      08/03/89

Balanced                            -10.59%         N/A              3.37%         01/01/97
High Yield                          -10.23%         N/A              1.87%         01/01/97
Strategic Bond                        5.89%         5.71%            5.70%         02/19/93
Global Bond                           0.27%         2.07%            5.39%(B)      03/18/88
Total Return                          9.37%         N/A              4.28%         05/03/99
Investment Quality Bond               7.89%         4.16%            5.96%(B)      06/18/85
Diversified Bond                      8.79%         6.46%            7.47%(B)      08/03/89
U.S. Government Securities            9.33%         4.45%            5.60%(B)      03/18/88
Money Market                          4.41%         3.69%            3.24%(B)      06/18/85
Small Cap Index                       N/A           N/A             -7.23%         05/01/00
International Index                   N/A           N/A            -10.66%         05/01/00
Mid Cap Index                         N/A           N/A              6.17%         05/01/00
Total Stock Market Index              N/A           N/A            -10.86%         05/01/00
500 Index                             N/A           N/A            -10.40%         05/01/00
Lifestyle Aggressive 1000            -6.42%         N/A              4.60%         01/07/97
Lifestyle Growth 820                 -4.33%         N/A              6.67%         01/07/97
Lifestyle Balanced 640                1.11%         N/A              7.12%         01/07/97
Lifestyle Moderate 460                2.81%         N/A              7.38%         01/07/97
Lifestyle Conservative 280            6.20%         N/A              7.06%         01/07/97
Merrill Lynch Small Cap Value        12.99%         N/A              5.84%         10/13/97
Focus - Class B
Merrill Lynch Basic Value            10.91%         N/A              9.06%         10/13/97
Focus - Class B
Merrill Lynch Developing Capital    -29.81%         N/A            -12.30%         10/13/97
Markets Focus - Class B



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.



(B)


(C) 10 year average annual return.


(D) See charts below for Ven 7 and Ven 8 contracts total return figures.

                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                       CALCULATED AS OF DECEMBER 31, 2000
                    (REFLECTING THE OPTIONAL GRIP RIDER FEE)



                                                               SINCE INCEPTION
                                                                 OR 10 YEARS,
                                                                 WHICHEVER IS     INCEPTION
PORTFOLIO                           1 YEAR         5 YEAR          SHORTER          DATE(A)
-------------------------------------------------------------------------------------------
Internet Technologies                 N/A           N/A            -47.31%         05/01/00
Pacific Rim Emerging Markets        -29.59%         N/A             -8.78%         01/01/97
Science & Technology                -38.57%         N/A             17.53%         01/01/97
International Small Cap             -34.03%         N/A              7.98%         03/04/96
Aggressive Growth                    -4.22%         N/A              6.47%         01/01/97
Emerging Small Company              -10.98%         N/A             15.68%         01/01/97
Small Company Blend                 -25.30%         N/A             -3.14%         05/03/99
Dynamic Growth                        N/A           N/A            -40.23%         05/01/00
Mid Cap Stock                       -10.68%         N/A             -6.83%         05/03/99
All Cap Growth                      -17.00%         N/A             13.54%         03/04/96
Overseas                            -24.35%         4.33%            4.66%         01/09/95
International Stock                 -22.36%         N/A              3.40%         01/01/97
International Value                 -12.99%         N/A             -6.63%         05/03/99
Capital Appreciation                  N/A           N/A            -17.37%         11/01/00
Strategic Opportunities(C)          -12.91%        11.04%           12.88%(B)      06/18/85
Global Equity                         4.32%         9.79%            9.40%(B)      03/18/88
Growth                              -32.29%         N/A             10.37%         07/15/96
Large Cap Growth                    -20.20%         9.11%           10.12%(B)      08/03/89
Quantitative Equity                  -1.16%         N/A             18.37%         01/01/97
Blue Chip Growth                     -9.56%        16.67%           11.45%         12/11/92
Real Estate Securities               17.65%         N/A              1.08%         01/01/97
Small Company Value                  -1.50%         N/A             -2.01%         10/01/97
Value                                16.53%         N/A              6.97%         01/01/97
Tactical Allocation                   N/A           N/A             -9.53%         05/01/00
Growth & Income                     -13.60%        15.60%           13.68%         04/23/91
U.S. Large Cap Value                 -4.42%         N/A            - 1.84%         05/03/99
Equity-Income                         5.11%        12.33%           12.13%         02/19/93
Income & Value                       -2.42%         8.44%            9.31%(B)      08/03/89

Balanced                            -15.65%         N/A              1.92%         01/01/97
High Yield                          -15.31%         N/A              0.39%         01/01/97
Strategic Bond                       -0.16%         4.75%            5.38%         02/19/93
Global Bond                          -5.44%         1.00%            5.11%(B)      03/18/88
Total Return                          3.11%         N/A              0.46%         05/03/99
Investment Quality Bond               1.72%         3.14%            5.66%(B)      06/18/85
Diversified Bond                      2.57%         5.52%            7.19%(B)      08/03/89
U.S. Government Securities            3.08%         3.43%            5.29%(B)      03/18/88
Money Market                         -1.55%         2.65%            2.89%(B)      06/18/85
Small Cap Index                       N/A           N/A            -12.49%         05/01/00
International Index                   N/A           N/A            -15.71%         05/01/00
Mid Cap Index                         N/A           N/A              0.11%         05/01/00
Total Stock Market Index              N/A           N/A            -15.90%         05/01/00
500 Index                             N/A           N/A            -15.46%         05/01/00
Lifestyle Aggressive 1000           -11.73%         N/A              3.16%         01/07/97
Lifestyle Growth 820                 -9.76%         N/A              5.31%         01/07/97
Lifestyle Balanced 640               -4.65%         N/A              5.78%         01/07/97
Lifestyle Moderate 460               -3.05%         N/A              6.04%         01/07/97
Lifestyle Conservative 280            0.14%         N/A              5.71%         01/07/97
Merrill Lynch Small Cap Value         6.67%         N/A              3.95%         10/13/97
Focus - Class B
Merrill Lynch Basic Value             4.59%         N/A              7.34%         10/13/97
Focus - Class B
Merrill Lynch Developing            -33.72%         N/A            -14.04%         10/13/97
Capital Markets Focus - Class B


(A) Inception date of the sub-account of the Variable Account which invests in the portfolio.
(B) 10 year average annual return.


(C) Formerly, Mid Cap Blend.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2000
                    (REFLECTING THE OPTIONAL GRIP RIDER FEE)



                                                               SINCE INCEPTION
                                                                 OR 10 YEARS,
                                                                 WHICHEVER IS     INCEPTION
PORTFOLIO                           1 YEAR         5 YEAR          SHORTER           DATE
-------------------------------------------------------------------------------------------
Internet Technologies                 N/A           N/A            -47.31%         05/01/00
Pacific Rim Emerging Markets(A)     -29.59%        -5.63%           -3.84%         10/04/94
Science & Technology                -38.57%         N/A             17.53%         01/01/97
International Small Cap             -34.03%         N/A              7.98%         03/04/96
Aggressive Growth                    -4.22%         N/A              6.47%         01/01/97
Emerging Small Company              -10.98%         N/A             15.68%         01/01/97
Small Company Blend                 -25.30%         N/A             -3.14%         05/03/99
Dynamic Growth                        N/A           N/A            -40.23%         05/01/00
Mid Cap Stock                       -10.68%         N/A             -6.83%         05/03/99
All Cap Growth                      -17.00%         N/A             13.54%         03/04/96
Overseas                            -24.35%         4.33%            4.66%         01/09/95
International Stock                 -22.36%         N/A              3.40%         01/01/97
International Value                 -12.99%         N/A             -6.63%         05/03/99
Capital Appreciation                  N/A           N/A            -17.37%         11/01/00
Strategic Opportunities(C)          -12.91%        11.04%           12.88%(B)      06/18/85
Global Equity                         4.32%         9.79%            9.40%(B)      03/18/88
Growth                              -32.29%         N/A             10.37%         07/15/96
Large Cap Growth                    -20.20%         9.11%           10.12%(B)      08/03/89
Quantitative Equity(A)               -1.16%        17.93%           15.31%(B)      04/30/87
Blue Chip Growth                     -9.56%        16.67%           11.45%         12/11/92
Real Estate Securities(A)            17.65%         6.63%           11.95%(B)      04/30/87
Small Company Value                  -1.50%         N/A             -2.01%         10/01/97
Value                                16.53%         N/A              6.97%         01/01/97
Tactical Allocation                   N/A           N/A             -9.53%         05/01/00
Growth & Income                     -13.60%        15.60%           13.68%         04/23/91
U.S. Large Cap Value                 -4.42%         N/A             -1.84%         05/03/99
Equity-Income                         5.11%        12.33%           12.13%         02/19/93
Income & Value                       -2.42%         8.44%            9.31%(B)      08/03/89

Balanced                            -15.65%         N/A              1.92%         01/01/97
High Yield                          -15.31%         N/A              0.39%         01/01/97
Strategic Bond                       -0.16%         4.75%            5.38%         02/19/93
Global Bond                          -5.44%         1.00%            5.11%(B)      03/18/88
Total Return                          3.11%         N/A              0.46%         05/03/99
Investment Quality Bond               1.72%         3.14%            5.66%(B)      06/18/85
Diversified Bond                      2.57%         5.52%            7.19%(B)      08/03/89
U.S. Government Securities            3.08%         3.43%            5.29%(B)      03/18/88
Money Market                         -1.55%         2.65%            2.89%(B)      06/18/85
Small Cap Index                       N/A           N/A            -12.49%         05/01/00
International Index                   N/A           N/A            -15.71%         05/01/00
Mid Cap Index                         N/A           N/A              0.11%         05/01/00
Total Stock Market Index              N/A           N/A            -15.90%         05/01/00
500 Index                             N/A           N/A            -15.46%         05/01/00
Lifestyle Aggressive 1000           -11.73%         N/A              3.16%         01/07/97
Lifestyle Growth 820                 -9.76%         N/A              5.31%         01/07/97
Lifestyle Balanced 640               -4.65%         N/A              5.78%         01/07/97
Lifestyle Moderate 460               -3.05%         N/A              6.04%         01/07/97
Lifestyle Conservative 280            0.14%         N/A              5.71%         01/07/97
Merrill Lynch Small Cap Value         6.67%         N/A              3.95%         10/13/97
Focus - Class B
Merrill Lynch Basic Value             4.59%         N/A              7.34%         10/13/97
Focus - Class B
Merrill Lynch Developing            -33.72%         N/A            -14.04%         10/13/97
Capital Markets Focus - Class B



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.


(B) 10 year average annual return.


(C) Formerly, Mid Cap Blend.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2000
                    (REFLECTING THE OPTIONAL GRIP RIDER FEE)



                                                               SINCE INCEPTION
                                                                 OR 10 YEARS,
                                                                 WHICHEVER IS     INCEPTION
PORTFOLIO                           1 YEAR         5 YEAR          SHORTER           DATE
-------------------------------------------------------------------------------------------
Internet Technologies                 N/A           N/A            -58.30%         05/01/00
Pacific Rim Emerging Markets(A)     -25.68%        -4.90%           -3.44%         10/04/94
Science & Technology                -35.24%         N/A             18.37%         01/01/97
International Small Cap             -30.41%         N/A              8.68%         03/04/96
Aggressive Growth                     1.30%         N/A              7.61%         01/01/97
Emerging Small Company               -5.89%         N/A             16.57%         01/01/97
Small Company Blend                 -21.12%         N/A              0.36%         05/03/99
Dynamic Growth                        N/A           N/A            -49.60%         05/01/00
Mid Cap Stock                        -5.57%         N/A             -3.46%         05/03/99
All Cap Growth                      -12.29%         N/A             14.12%         03/04/96
Overseas                            -20.11%         5.04%            5.14%         01/09/95
International Stock                 -17.99%         N/A              4.63%         01/01/97
International Value                  -8.02%         N/A             -3.26%         05/03/99
Capital Appreciation                  N/A           N/A            -55.42%         11/01/00
Strategic Opportunities(C)           -7.94%        11.59%           12.91%(B)      06/18/85
Global Equity                        10.37%        10.37%            9.44%(B)      03/18/88
Growth                              -28.56%         N/A             11.09%         07/15/96
Large Cap Growth                    -15.70%         9.71%           10.15%(B)      08/03/89
Quantitative Equity(A)                4.56%        18.38%           15.34%(B)      04/30/87
Blue Chip Growth                     -4.37%        17.13%           11.52%         12/11/92
Real Estate Securities(A)            23.70%         7.28%           11.98%(B)      04/30/87
Small Company Value                   4.20%         N/A             -0.46%         10/01/97
Value                                22.58%         N/A              8.08%         01/01/97
Tactical Allocation                   N/A           N/A             -6.04%         05/01/00
Growth & Income                      -8.68%        16.08%           13.73%         04/23/91
U.S. Large Cap Value                  1.09%         N/A              1.72%         05/03/99
Equity-Income                        11.16%        12.87%           12.18%         02/19/93
Income & Value                        3.22%         9.05%            9.35%(B)      08/03/89

Balanced                            -10.85%         N/A              3.20%         01/01/97
High Yield                          -10.49%         N/A              1.68%         01/01/97
Strategic Bond                        5.63%         5.45%            5.46%         02/19/93
Global Bond                           0.01%         1.80%            5.14%(B)      03/18/88
Total Return                          9.10%         N/A              4.11%         05/03/99
Investment Quality Bond               7.62%         3.89%            5.70%(B)      06/18/85
Diversified Bond                      8.53%         6.20%            7.22%(B)      08/03/89
U.S. Government Securities            9.07%         4.17%            5.33%(B)      03/18/88
Money Market                          4.15%         3.41%            2.93%(B)      06/18/85
Small Cap Index                       N/A           N/A            -10.62%         05/01/00
International Index                   N/A           N/A            -15.52%         05/01/00
Mid Cap Index                         N/A           N/A              9.38%         05/01/00
Total Stock Market Index              N/A           N/A            -15.80%         05/01/00
500 Index                             N/A           N/A            -15.14%         05/01/00
Lifestyle Aggressive 1000            -6.69%         N/A              4.40%         01/07/97
Lifestyle Growth 820                 -4.59%         N/A              6.48%         01/07/97
Lifestyle Balanced 640                0.84%         N/A              6.93%         01/07/97
Lifestyle Moderate 460                2.55%         N/A              7.19%         01/07/97
Lifestyle Conservative 280            5.94%         N/A              6.86%         01/07/97
Merrill Lynch Small Cap Value        12.72%         N/A              5.51%         10/13/97
Focus - Class B
Merrill Lynch Basic Value            10.64%         N/A              8.79%         10/13/97
Focus - Class B
Merrill Lynch Developing            -30.08%         N/A            -12.67%         10/13/97
Capital Markets Focus - Class B



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.


(B) 10 year average annual return.


(C) Formerly, Mid Cap Blend.

                            VEN 7 AND VEN 8 CONTRACTS
                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                       CALCULATED AS OF DECEMBER 31, 2000



                                                               SINCE INCEPTION
                                                                 OR 10 YEARS,
                                                                 WHICHEVER IS     INCEPTION
PORTFOLIO                           1 YEAR         5 YEAR          SHORTER          DATE(A)
-------------------------------------------------------------------------------------------
Internet Technologies                 N/A           N/A            -47.07%         05/01/00
Pacific Rim Emerging Markets        -29.34%         N/A            - 8.21%         01/01/97
Science & Technology                -38.32%         N/A             17.89%         01/01/97
International Small Cap             -33.78%         N/A              8.38%         03/04/96
Aggressive Growth                    -3.97%         N/A              6.96%         01/01/97
Emerging Small Company              -10.74%         N/A             16.08%         01/01/97
Small Company Blend                 -25.05%         N/A             -2.86%         05/03/99
Dynamic Growth                        N/A           N/A            -39.99%         05/01/00
Mid Cap Stock                       -10.43%         N/A             -6.50%         05/03/99
All Cap Growth                      -16.75%         N/A             13.90%         03/04/96
Overseas                            -24.11%         5.25%            5.05%         01/09/95
International Stock                 -22.11%         N/A              3.89%         01/01/97
International Value                 -12.74%         N/A             -6.31%         05/03/99
Capital Appreciation                  N/A           N/A            -17.14%         11/01/00
Strategic Opportunities(C)          -12.66%        11.78%           13.08%(B)      06/18/85
Global Equity                         4.59%        10.57%            9.64%(B)      03/18/88
Growth                              -32.04%         N/A             10.74%         07/15/96
Large Cap Growth                    -19.96%         9.90%           10.33%(B)      08/03/89
Quantitative Equity                  -0.91%         N/A             18.73%         01/01/97
Blue Chip Growth                     -9.31%        17.30%           11.73%         12/11/92
Real Estate Securities               17.91%         N/A              1.61%         01/01/97
Small Company Value                  -1.25%         N/A             -1.34%         10/01/97
Value                                16.79%         N/A              7.44%         01/01/97
Tactical Allocation                   N/A           N/A             -9.28%         05/01/00
Growth & Income                     -13.35%        16.24%           13.89%         04/23/91
U.S. Large Cap Value                 -4.17%         N/A            - 1.53%         05/03/99
Equity-Income                         5.38%        13.05%           12.35%         02/19/93
Income & Value                       -2.17%         9.25%            9.54%(B)      08/03/89

Balanced                            -15.40%         N/A              2.41%         01/01/97
High Yield                          -15.06%         N/A              0.89%         01/01/97
Strategic Bond                        0.09%         5.66%            5.65%         02/19/93
Global Bond                          -5.19%         2.02%           5.36%(B)       03/18/88
Total Return                          3.36%         N/A             0.78%          05/03/99
Investment Quality Bond               1.97%         4.12%           5.92%(B)       06/18/85
Diversified Bond                      2.82%         6.42%           7.43%(B)       08/03/89
U.S. Government Securities            3.33%         4.40%           5.56%(B)       03/18/88
Money Market                         -1.30%         3.64%           3.20%(B)       06/18/85
Small Cap Index                       N/A           N/A           -12.24%          05/01/00
International Index                   N/A           N/A           -15.47%          05/01/00
Mid Cap Index                         N/A           N/A             0.36%          05/01/00
Total Stock Market Index              N/A           N/A           -15.66%          05/01/00
500 Index                             N/A           N/A           -15.22%          05/01/00
Lifestyle Aggressive 1000           -11.49%         N/A             3.66%          01/07/97
Lifestyle Growth 820                 -9.51%         N/A             5.79%          01/07/97
Lifestyle Balanced 640               -4.40%         N/A             6.25%          01/07/97
Lifestyle Moderate 460               -2.80%         N/A             6.51%          01/07/97
Lifestyle Conservative 280            0.39%         N/A             6.18%          01/07/97
Merrill Lynch Small Cap Value         6.94%         N/A             4.66%          10/13/97
Focus - Class B
Merrill Lynch Basic Value             4.86%         N/A             7.96%          10/13/97
Focus - Class B
Merrill Lynch Developing Capital    -33.47%         N/A           -13.32%          10/13/97
Markets Focus - Class B


(A) Inception date of the sub-account of the Variable Account which invests in the portfolio.
(B) 10 year average annual return.


(C) Formerly, Mid Cap Blend.

                            VEN 7 AND VEN 8 CONTRACTS
              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2000



                                                               SINCE INCEPTION
                                                                 OR 10 YEARS,
                                                                 WHICHEVER IS     INCEPTION
PORTFOLIO                           1 YEAR         5 YEAR          SHORTER           DATE
-------------------------------------------------------------------------------------------
Internet Technologies                 N/A           N/A            -47.07%         05/01/00
Pacific Rim Emerging Markets(A)     -29.34%        -5.11%           -3.16%         10/04/94
Science & Technology                -38.32%         N/A             17.89%         01/01/97
International Small Cap             -33.78%         N/A              8.38%         03/04/96
Aggressive Growth                    -3.97%         N/A              6.96%         01/01/97
Emerging Small Company              -10.74%         N/A             16.08%         01/01/97
Small Company Blend                 -25.05%         N/A             -2.86%         05/03/99
Dynamic Growth                        N/A           N/A            -39.99%         05/01/00
Mid Cap Stock                       -10.43%         N/A             -6.50%         05/03/99
All Cap Growth                      -16.75%         N/A             13.90%         03/04/96
Overseas                            -24.11%         5.25%            5.05%         01/09/95
International Stock                 -22.11%         N/A              3.89%         01/01/97
International Value                 -12.74%         N/A             -6.31%         05/03/99
Capital Appreciation                  N/A           N/A            -17.14%         11/01/00
Strategic Opportunities(C)          -12.66%        11.78%           13.08%(B)      06/18/85
Global Equity                         4.59%        10.57%            9.64%(B)      03/18/88
Growth                              -32.04%         N/A             10.74%         07/15/96
Large Cap Growth                    -19.96%         9.90%           10.33%(B)      08/03/89
Quantitative Equity(A)               -0.91%        18.55%           15.51%(B)      04/30/87
Blue Chip Growth                     -9.31%        17.30%           11.73%         12/11/92
Real Estate Securities(A)            17.91%         7.48%           12.12%B        04/30/87
Small Company Value                  -1.25%         N/A             -1.34%         10/01/97
Value                                16.79%         N/A              7.44%         01/01/97
Tactical Allocation                   N/A           N/A             -9.28%         05/01/00
Growth & Income                     -13.35%        16.24%           13.89%         04/23/91
U.S. Large Cap Value                 -4.17%         N/A             -1.53%         05/03/99
Equity-Income                         5.38%        13.05%           12.35%         02/19/93
Income & Value                       -2.17%         9.25%            9.54%(B)      08/03/89

Balanced                            -15.40%         N/A              2.41%         01/01/97
High Yield                          -15.06%         N/A              0.89%         01/01/97
Strategic Bond                        0.09%         5.66%            5.65%         02/19/93
Global Bond                          -5.19%         2.02%            5.36%(B)      03/18/88
Total Return                          3.36%         N/A              0.78%         05/03/99
Investment Quality Bond               1.97%         4.12%            5.92%(B)      06/18/85
Diversified Bond                      2.82%         6.42%            7.43%(B)      08/03/89
U.S. Government Securities            3.33%         4.40%            5.56%(B)      03/18/88
Money Market                         -1.30%         3.64%            3.20%(B)      06/18/85
Small Cap Index                       N/A           N/A            -12.24%         05/01/00
International Index                   N/A           N/A            -15.47%         05/01/00
Mid Cap Index                         N/A           N/A              0.36%         05/01/00
Total Stock Market Index              N/A           N/A            -15.66%         05/01/00
500 Index                             N/A           N/A            -15.22%         05/01/00
Lifestyle Aggressive 1000           -11.49%         N/A              3.66%         01/07/97
Lifestyle Growth 820                 -9.51%         N/A              5.79%         01/07/97
Lifestyle Balanced 640               -4.40%         N/A              6.25%         01/07/97
Lifestyle Moderate 460               -2.80%         N/A              6.51%         01/07/97
Lifestyle Conservative 280            0.39%         N/A              6.18%         01/07/97
Merrill Lynch Small Cap Value         6.94%         N/A              4.66%         10/13/97
Focus - Class B
Merrill Lynch Basic Value             4.86%         N/A              7.96%         10/13/97
Focus - Class B
Merrill Lynch Developing Capital    -33.47%         N/A            -13.32%         10/13/97
Markets Focus - Class B



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.


(B) 10 year average annual return.


(C) Formerly, Mid Cap Blend.

                            VEN 7 AND VEN 8 CONTRACTS
              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2000



                                                               SINCE INCEPTION
                                                                 OR 10 YEARS,
                                                                 WHICHEVER IS     INCEPTION
PORTFOLIO                           1 YEAR         5 YEAR          SHORTER           DATE
-------------------------------------------------------------------------------------------
Internet Technologies                 N/A           N/A            -44.27%         05/01/00
Pacific Rim Emerging Markets(A)     -25.42%        -4.55%           -3.10%         10/04/94
Science & Technology                -34.98%         N/A             18.53%         01/01/97
International Small Cap             -30.14%         N/A              8.87%         03/04/96
Aggressive Growth                     1.57%         N/A              7.81%         01/01/97
Emerging Small Company               -5.63%         N/A             16.75%         01/01/97
Small Company Blend                 -20.85%         N/A              0.49%         05/03/99
Dynamic Growth                        N/A           N/A            -36.74%         05/01/00
Mid Cap Stock                        -5.30%         N/A             -3.29%         05/03/99
All Cap Growth                      -12.03%         N/A             14.31%         03/04/96
Overseas                            -19.85%         5.30%            5.35%         01/09/95
International Stock                 -17.73%         N/A              4.82%         01/01/97
International Value                  -7.76%         N/A             -3.09%         05/03/99
Capital Appreciation                  N/A           N/A            -12.44%         11/01/00
Strategic Opportunities(C)           -7.67%        11.81%           13.11%(B)      06/18/85
Global Equity                        10.64%        10.61%            9.67%(B)      03/18/88
Growth                              -28.30%         N/A             11.25%         07/15/96
Large Cap Growth                    -15.43%         9.94%           10.36%(B)      08/03/89
Quantitative Equity(A)                4.83%        18.58%           15.54%(B)      04/30/87
Blue Chip Growth                     -4.11%        17.33%           11.77%         12/11/92
Real Estate Securities(A)            23.96%         7.52%           12.15%B        04/30/87
Small Company Value                   4.46%         N/A             -0.16%         10/01/97
Value                                22.84%         N/A              8.28%         01/01/97
Tactical Allocation                   N/A           N/A             -4.08%         05/01/00
Growth & Income                      -8.41%        16.27%           13.92%         04/23/91
U.S. Large Cap Value                  1.36%         N/A              1.88%         05/03/99
Equity-Income                        11.43%        13.09%           12.38%         02/19/93
Income & Value                        3.48%         9.29%            9.57%(B)      08/03/89

Balanced                            -10.59%         N/A              3.37%         01/01/97
High Yield                          -10.23%         N/A              1.87%         01/01/97
Strategic Bond                        5.89%         5.71%            5.70%         02/19/93
Global Bond                           0.27%         2.07%            5.39%(B)      03/18/88
Total Return                          9.37%         N/A              4.28%         05/03/99
Investment Quality Bond               7.89%         4.16%            5.96%(B)      06/18/85
Diversified Bond                      8.79%         6.46%            7.47%(B)      08/03/89
U.S. Government Securities            9.33%         4.45%            5.60%(B)      03/18/88
Money Market                          4.41%         3.69%            3.24%(B)      06/18/85
Small Cap Index                       N/A           N/A             -7.23%         05/01/00
International Index                   N/A           N/A            -10.66%         05/01/00
Mid Cap Index                         N/A           N/A              6.17%         05/01/00
Total Stock Market Index              N/A           N/A            -10.86%         05/01/00
500 Index                             N/A           N/A            -10.40%         05/01/00
Lifestyle Aggressive 1000            -6.42%         N/A              4.60%         01/07/97
Lifestyle Growth 820                 -4.33%         N/A              6.67%         01/07/97
Lifestyle Balanced 640                1.11%         N/A              7.12%         01/07/97
Lifestyle Moderate 460                2.81%         N/A              7.38%         01/07/97
Lifestyle Conservative 280            6.20%         N/A              7.06%         01/07/97
Merrill Lynch Small Cap Value        12.99%         N/A              5.84%         10/13/97
Focus - Class B
Merrill Lynch Basic Value            10.91%         N/A              9.06%         10/13/97
Focus - Class B
Merrill Lynch Developing Capital    -29.81%         N/A            -12.30%         10/13/97
Markets Focus - Class B



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.


(B) 10 year average annual return.


(C) Formerly, Mid Cap Blend.




                                  * * * * *

      In addition to the non-standardized returns quoted above, each of the sub-accounts may from time to time quote aggregate non-standardized total returns calculated in the same manner as set forth above for other time periods. From time to time the Trust or the Merrill Variable Funds may include in their advertising and sales literature general discussions of economic theories, including but not limited to, discussions on how demographic and political trends can affect the financial markets. Further, the Trust may also include in its advertising and sales literature specific information on each of the Trust's subadvisers, including but not limited to, research capabilities of a subadviser, assets under management, information relating to other clients of a subadviser, and other generalized information.

                                    SERVICES

INDEPENDENT AUDITORS


      The consolidated financial statements of the Company at December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and of the Variable Account at December 31, 2000 and for each of the two years in the period ended December 31, 2000 appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


SERVICING AGENT

      Computer Sciences Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

      -     daily updates on:
            -     accumulation unit values,
            -     variable annuity participants and transactions,
            -     agent production and commissions;
      -     semimonthly commission statements;
      -     monthly summaries of agent production and daily transaction reports;
      -     semiannual statements for contract owners;
      -     and annual contract owner tax reports.

We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.

PRINCIPAL UNDERWRITER


      Manufacturers Securities Services, LLC ("MSS") is a Delaware limited liability company controlled by us. It serves as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amounts of underwriting commissions paid to MSS in 2000, 1999 and 1998 were $251,409,183, $183,494,116 and $122,828,714 , respectively. MSS did not retain any of these amounts during such periods.

                       FINANCIAL STATEMENTS AND SCHEDULES
                        THE MANUFACTURERS LIFE INSURANCE
                            COMPANY OF NORTH AMERICA

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                       WITH REPORT OF INDEPENDENT AUDITORS

                                    CONTENTS




Report of Independent Auditors.........................................2
Audited Consolidated Financial Statements
     Consolidated Balance Sheets.......................................3
     Consolidated Statements of Income.................................4
     Consolidated Statements of Changes in Shareholder's Equity........5
     Consolidated Statements of Cash Flows.............................6
     Notes to Consolidated Financial Statements........................7



                         Report of Independent Auditors



The Board of Directors and Shareholder
The Manufacturers Life Insurance Company of North America


We have audited the accompanying consolidated balance sheets of The Manufacturers Life Insurance Company of North America ("the Company") as of December 31, 2000 and 1999, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2000. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Manufacturers Life Insurance Company of North America at December 31, 2000 and 1999, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.




                                           /s/ Ernst & Young LLP

Boston, Massachusetts

March 9, 2001

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA
CONSOLIDATED BALANCE SHEETS


AS AT DECEMBER 31
ASSETS  ($ thousands)                                                               2000                           1999
                                                                      ------------------                ---------------

INVESTMENTS:
Fixed-maturity securities available-for-sale, at fair value
(amortized cost:  2000 $136,568; 1999 $156,382)                       $          136,739                $       152,922
Short-term investments                                                            48,200                         41,311
Policy loans                                                                       8,961                          7,049
                                                                      ------------------                ---------------
            TOTAL INVESTMENTS                                         $          193,900                $       201,282
                                                                      ------------------                ---------------
Cash and cash equivalents                                             $           11,751                $        27,790
Accrued investment income                                                          2,504                          2,630
Deferred acquisition costs                                                       905,802                        655,294
Federal income tax recoverable from affiliates                                    13,459                              -
Other assets                                                                      32,905                         19,341
Receivable for undelivered securities                                              6,700                              -
Due from reinsurers                                                              738,856                        797,746
Separate account assets                                                       16,813,984                     16,022,215
                                                                      ------------------                ---------------
TOTAL ASSETS                                                          $       18,719,861                $    17,726,298
                                                                      ==================                ===============
LIABILITIES AND SHAREHOLDER'S EQUITY ($ THOUSANDS)
LIABILITIES:
Policyholder liabilities and accruals                                 $          876,243                $       937,510
Payable to affiliates                                                             16,029                         10,267
Notes payable to affiliates                                                      442,000                        311,100
Deferred income taxes                                                             55,813                         46,533
Other liabilities                                                                 50,958                         61,430
Separate account liabilities                                                  16,813,984                     16,022,215
                                                                      ------------------                ---------------
TOTAL LIABILITIES                                                     $       18,255,027                $    17,389,055
                                                                      ------------------                ---------------
SHAREHOLDER'S EQUITY:
Common stock                                                          $            2,601                $         2,600
Additional paid-in capital                                                       260,101                        207,102
Retained earnings                                                                202,596                        130,145
Accumulated other comprehensive loss                                                (464)                        (2,604)
                                                                      ------------------                ---------------
TOTAL SHAREHOLDER'S EQUITY                                            $          464,834                $       337,243
                                                                      ------------------                ---------------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                            $       18,719,861                $    17,726,298
                                                                      ==================                ===============


The accompanying notes are an integral part of these financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA
CONSOLIDATED STATEMENTS OF INCOME



FOR THE YEARS ENDED DECEMBER 31
 ($ thousands)                                                            2000                       1999                   1998
                                                               ---------------            ---------------           ------------
REVENUES:
      Fees from separate accounts and policyholder funds       $       276,173            $       218,231           $    166,498
      Advisory fees and other distribution revenues                    166,972                    122,662                 94,821
      Premiums                                                             258                        175                      -
      Net investment income                                             13,018                     12,721                 12,178
      Net realized investment (losses) gains                            (1,344)                      (266)                   719
                                                               ---------------            ---------------           ------------
TOTAL REVENUE                                                  $       455,077            $       353,523           $    274,216
                                                               ===============            ===============           ============
BENEFITS AND EXPENSES:
      Policyholder benefits and claims                         $        10,336            $         6,735           $      4,885
      Amortization of deferred acquisition costs                       110,117                     44,554                 53,499
      Selling and administrative expenses                               78,579                     66,589                 47,560
      Subadvisory fees                                                  80,122                     53,118                 38,701
      General operating expenses                                       117,474                     89,969                 61,860
                                                               ---------------            ---------------           ------------
TOTAL BENEFITS AND EXPENSES                                    $       396,628            $       260,965           $    206,505
                                                               ===============            ===============           ============
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES
                                                               $        58,449            $        92,558           $     67,711
                                                               ---------------            ---------------           ------------
INCOME TAX (BENEFIT) EXPENSE                                   $       (14,002)           $        32,706           $     23,873
                                                               ---------------            ---------------           ------------
NET INCOME FROM CONTINUING OPERATIONS                          $        72,451            $        59,852           $     43,838
                                                               ---------------            ---------------           ------------
Discontinued operations:
      Gain on disposal, net of income tax                      $             -            $             -           $        582
                                                               ---------------            ---------------           ------------
NET INCOME                                                     $        72,451            $        59,852           $     44,420
                                                               ===============            ===============           ============

The accompanying notes are an integral part of these financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY

                                                                                            ACCUMULATED
                                                                                               OTHER                  TOTAL
                                    COMMON          ADDITIONAL           RETAINED          COMPREHENSIVE           SHAREHOLDER'S
($ thousands)                        STOCK        PAID-IN CAPITAL        EARNINGS          (LOSS) INCOME              EQUITY
                                    -------       ---------------       ----------         -------------          --------------
BALANCE, JANUARY 1, 1998            $ 2,600        $    179,053         $   25,873         $      1,200          $      208,726
Comprehensive income                      -                   -             44,420                  884                  45,304
                                    -------        ------------         ----------         ------------          --------------
BALANCE, DECEMBER 31, 1998          $ 2,600        $    179,053         $   70,293         $      2,084          $      254,030
Capital contribution                      -              28,049                  -                    -                  28,049
Comprehensive income (loss)               -                   -             59,852               (4,688)                 55,164
                                    -------        ------------         ----------         ------------          --------------
BALANCE, DECEMBER 31, 1999          $ 2,600        $    207,102         $  130,145         $     (2,604)         $      337,243
                                    -------        ------------         ----------         ------------          --------------
Capital contribution                      1              52,999                  -                    -                  53,000
Comprehensive income                      -                   -             72,451                2,140                  74,591
                                    -------        ------------         ----------         ------------          --------------
BALANCE, DECEMBER 31, 2000          $ 2,601        $    260,101         $  202,596         $       (464)         $      464,834
                                    =======        ============         ==========         ============          ==============

The accompanying notes are an integral part of these financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH
AMERICA
CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31
($ thousands)

                                                                                          2000              1999         1998
                                                                                   ------------       -----------   ----------
OPERATING ACTIVITIES:
Net income                                                                         $     72,451       $    59,852   $   44,420
Adjustments to reconcile net income to net cash used in operating activities:
      Amortization of bond discount and premium                                              82               747          685
      Benefits to policyholders                                                          10,336             6,735        4,885
      Provision for deferred income tax                                                   8,877            24,269        6,872
      Net realized investment losses (gains)                                              1,344               266         (719)
      Amortization of deferred acquisition costs                                        110,117            44,554       53,499
      Policy acquisition costs deferred                                                (361,730)         (248,483)    (138,527)
      Changes in assets and liabilities:
            Accrued investment income                                                       126               502         (491)
            Federal income tax recoverable from affiliates                              (13,459)                -            -
            Other assets                                                                (13,564)          (12,981)       3,266
            Receivable from affiliates                                                        -                 -        4,605
            Payable to affiliates                                                         5,762             5,879        4,644
            Other liabilities                                                           (10,472)           20,741       (8,896)
                                                                                   ------------       -----------   ----------
Net cash used in  operating activities                                             $   (190,130)      $   (97,919)  $  (25,757)
                                                                                   ------------       -----------   ----------
INVESTING ACTIVITIES:
Fixed-maturity securities sold, matured or repaid                                  $    119,097       $    95,139   $   37,694
Fixed-maturity securities purchased                                                    (100,695)          (99,565)     (50,056)
Net change in short-term investments                                                     (6,886)           (7,237)     (19,082)
Policy loans advanced, net                                                               (1,912)           (1,874)      (1,899)
Net change in receivable for undelivered securities                                      (6,700)                -            -
                                                                                   ------------       -----------   ----------
Cash provided by (used in) investing activities                                    $      2,904       $   (13,537)  $  (33,343)
                                                                                   ------------       -----------   ----------
FINANCING ACTIVITIES:
Net reinsurance consideration                                                      $     58,890       $  (155,888)  $  (88,024)
(Decrease) increase in account balances subject to reinsurance                          (58,890)          155,888       88,024
Deposits to policyholder account balances                                                54,403            50,351       15,551
Net transfers to separate account from policyholder account balances                    (46,974)          (12,248)      (5,513)
Withdrawals from policyholder account balances                                          (20,142)           (7,326)      (5,421)
Increase in notes payable to affiliates                                                 130,900            70,100       57,464
Capital contribution by Parent                                                           53,000            28,049            -
                                                                                   ------------       -----------   ----------
Cash provided by financing activities                                              $    171,187       $   128,926   $   62,081
                                                                                   ------------       -----------   ----------
CASH AND CASH EQUIVALENTS:
(Decrease) increase during the year                                                     (16,039)           17,470        2,981
Balance, beginning of year                                                               27,790            10,320        7,339
                                                                                   ------------       -----------   ----------
BALANCE, END OF YEAR                                                               $     11,751       $    27,790   $   10,320
                                                                                   ============       ===========   ==========

The accompanying notes are an integral part of these financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2000
                            (IN THOUSANDS OF DOLLARS)

1.       ORGANIZATION


         The Manufacturers Life Insurance Company of North America (hereinafter referred to as "MNA" or the "Company"), is a wholly-owned subsidiary of Manulife-Wood Logan Holding Co., Inc. (hereinafter referred to as "MWLH"). MWLH is an indirect wholly-owned subsidiary of The Manufacturers Life Insurance Company ("MLI"); prior to June 1, 1999, MLI indirectly owned 85% of MWLH, and minority shareholders associated with MWLH owned the remaining 15%. MLI is a wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company. MFC and its subsidiaries are known collectively as "Manulife Financial."


         MNA owns 100% of The Manufacturers Life Insurance Company of New York (hereinafter referred to as "MNY") and is the managing member with a 90% interest in Manufacturers Securities Services, LLC ("MSS"). MNY owns a 10% interest in MSS. MNA, MNY and MSS are hereinafter referred to collectively as "the Company."

         MNA issues individual and group annuity contracts in forty-eight states, excluding New York and New Hampshire. Prior to July 1, 1998, MNA also issued individual variable life insurance contracts. MNY issues individual and group annuity contracts and individual life insurance contracts in New York. Amounts invested in the fixed portion of the contracts are allocated to the general accounts of the Company or noninsulated separate accounts of the Company. Amounts invested in the variable portion of the contracts are allocated to the separate accounts of the Company. Each of these separate accounts invest in shares of the various portfolios of the Manufacturers Investment Trust (hereinafter referred to as "MIT"), a no-load, open-end investment management company organized as a Massachusetts business trust, or in open-end investment management companies offered and managed by unaffiliated third parties.

         MSS is the investment adviser to MIT and the principal underwriter of all variable contracts issued by MNA. MSS also acts as the principal underwriter for the variable contracts and is the exclusive distributor for all contracts issued by MNY.

2.       SIGNIFICANT ACCOUNTING POLICIES

         a) BASIS OF PRESENTATION

         The accompanying consolidated financial statements of the Company have been prepared in conformity with accounting principles generally accepted in the United States ("GAAP") and include the accounts and operations, after intercompany eliminations, of the Company and its majority and wholly-owned subsidiaries, MSS and MNY.

         The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

         b) RECENT ACCOUNTING STANDARDS

         In June 1998, the Financial Accounting Standards Board (FASB) issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement 133." This statement amends SFAS No. 133 to defer its effective date one year to fiscal years beginning after June 15, 2000. In June 2000, the FASB issued SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities" - an amendment of FASB Statement No. 133. This statement makes certain changes in the hedging provisions of SFAS No. 133, and is effective concurrent with SFAS No. 133. (collectively hereafter referred to as the Statement). Effective January 1, 2001, all derivative instruments will be reported on the Consolidated Balance Sheets at their fair value, with changes in fair value recorded in income or equity, depending on the nature of the derivative instrument. Changes in the fair value of derivatives that are not designated as hedges will be recognized in current period earnings.

         The Company has evaluated the accounting implications of SFAS No. 133 and determined that there is no current material impact on the consolidated financial statements.

         c) INVESTMENTS

         The Company classifies all of its fixed-maturity securities as available-for-sale and records these securities at fair value. Realized gains and losses on sales of securities classified as available-for-sale are recognized in net income using the specific-identification method. Changes in the fair value of securities available-for-sale are reflected directly in accumulated other comprehensive income (loss) after adjustments for deferred taxes and deferred acquisition costs. The cost of fixed-maturity securities is adjusted for the amortization of premiums and accretion of discounts which are calculated using the effective-interest method.

         For the asset-backed securities portion of the fixed-maturity securities portfolio, the Company recognizes amortization using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. The adjustment is included in net investment income.

         Policy loans are reported at aggregate unpaid balances, which approximate fair value.

         Short-term investments, which include investments with maturities of less than one year and greater than 90 days at the date of acquisition, are reported at amortized cost, which approximates fair value.

         d) CASH EQUIVALENTS

         The Company considers all liquid debt instruments purchased with a maturity date of three months or less to be cash equivalents. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

         E) DEFERRED ACQUISITION COSTS "DAC"

         Commissions, net of commission allowances for reinsurance ceded, and other expenses which vary with, and are primarily related to, the production of new business are deferred to the extent recoverable and included as an asset. Acquisition costs associated with annuity contracts and investment pension contracts are being amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits are revised. DAC associated with traditional nonparticipating individual insurance policies is charged to expense over the premium-paying period of the related policies. Assuming the unrealized gains or losses on securities had been realized at year-end, DAC is adjusted for the impact on estimated future gross profits. The impact of any such adjustments is included in net unrealized gains (losses) in accumulated other comprehensive income. DAC is reviewed annually to determine recoverability from future income and, if not recoverable, is immediately expensed.

         F) POLICYHOLDER LIABILITIES

         Policyholder liabilities equal the policyholder account value for the fixed portions of annuity, variable life and investment pension contracts with no substantial mortality risk. Account values are increased for deposits received and interest credited, and are reduced by withdrawals. For traditional nonparticipating life insurance policies, policyholder liabilities are computed using the net level premium method and are based upon estimates as to future mortality, persistency, maintenance expenses and interest rate yields that are applicable in the year of issue. The assumptions include a provision for adverse deviation.

         G) SEPARATE ACCOUNTS

         Separate account assets and liabilities that are reported in the accompanying balance sheets represent investments in MIT, which are mutual funds that are separately administered for the exclusive benefit of the policyholders of the Company and its affiliates, or open-end investment management companies offered and managed by unaffiliated third parties, which are mutual funds that are separately administered for the benefit of the Company's policyholders and other contract owners. These assets and liabilities are reported at fair value. The policyholders, rather than the Company, bear the investment risk. The operations of the separate accounts are not included in the accompanying financial statements. Fees charged on separate account policyholder funds are included in revenues.

         H) REVENUE RECOGNITION

         Fee income from separate accounts, annuity contracts and investment pension contracts consists of charges for mortality, expenses, and surrender and administration charges that have been assessed against the policyholder account balances. Premiums on traditional nonparticipating life insurance policies are recognized as revenue when due. Investment income is recorded on the accrual basis of accounting.

         MSS, "the Adviser", is responsible for managing the corporate and business affairs of MIT and acts as investment adviser to MIT. As compensation for its investment advisory services, the Adviser receives advisory fees based on the daily average net assets of the portfolios. The Adviser, as part of its advisory services, is responsible for selecting and compensating subadvisers to manage the investment and reinvestment of the assets of each portfolio, subject to the supervision of the Board of Trustees of MIT. Subadviser compensation for MIT is included in other insurance expenses.

         I) POLICYHOLDER BENEFITS AND CLAIMS

         Benefits for annuity contracts and investment pension contracts include interest credited to policyholder account balances and benefit claims incurred during the period in excess of policyholder account balances.

         J) FINANCING AGREEMENTS

         The Company has entered into various financing agreements with reinsurers and an affiliated company. All assets and liabilities related to these contracts are reported on a gross basis. Due to the nature of the Company's products, these agreements are accounted for under the deposit method, whereby the net premiums paid to the reinsurers are recorded as deposits.

         K) INCOME TAXES

         Income taxes have been provided using the liability method in accordance with Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes." Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that likely will be in effect when the differences are expected to reverse. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.


         L) RECLASSIFICATIONS

         Certain prior year amounts have been reclassified to conform to the current year presentation.

3.       INVESTMENTS AND INVESTMENT INCOME

         A) FIXED-MATURITY SECURITIES

         At December 31, 2000, the amortized cost and fair value of fixed-maturity securities available for sale are summarized as follows:

                                                                            GROSS              GROSS
                                                                          UNREALIZED         UNREALIZED
         AS AT DECEMBER 31                        AMORTIZED COST            GAINS              LOSSES               FAIR VALUE
         ($ thousands)                           2000        1999      2000       1999     2000         1999      2000      1999
                                             ----------   ---------  -------    -------   -------    --------   -------- ---------
         U.S. government                     $   61,765   $  28,634  $   711    $    94   $   (36)   $   (740)  $ 62,440 $  27,988
         Corporate                               66,950      92,532      591        122    (1,076)     (2,486)    66,465    90,168
         Asset-backed                             6,796      28,234        6         27       (26)       (406)     6,776    27,855
         Foreign governments                          -       5,924        -         23         -           -          -     5,947
         States/political subdivisions            1,057       1,058        1          -         -         (94)     1,058       964
                                             ----------   ---------  -------    -------   -------    --------   -------- ---------
         TOTAL FIXED-MATURITY SECURITIES     $  136,568   $ 156,382  $ 1,309    $   266   $(1,138)   $ (3,726)  $136,739 $ 152,922
                                             ==========   =========  =======    =======   =======    ========   ======== =========

         Proceeds from sales of fixed-maturity securities during 2000 were $54,472 (1999, $81,874; 1998, $23,780).

         The contractual maturities of fixed-maturity securities at December 31, 2000 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Corporate requirements and investment strategies may result in the sale of investments before maturity.

         ($ thousands)                                    AMORTIZED COST                 FAIR VALUE
                                                          --------------                 ----------
         FIXED-MATURITY SECURITIES
            One year or less                                 $ 62,521                     $ 62,568
            Greater than 1; up to 5 years                      36,316                       36,663
            Greater than 5; up to 10 years                     18,372                       18,698
            Due after 10 years                                 12,563                       12,034
            Asset-backed securities                             6,796                        6,776
                                                             --------                     --------
         TOTAL FIXED-MATURITY SECURITIES                     $136,568                     $136,739
                                                             ========                     ========

         Fixed-maturity securities with a fair value of $6,290 and $6,108 at December 31, 2000 and 1999, respectively, were on deposit with, or in custody accounts on behalf of, state insurance departments to satisfy regulatory requirements.

         B) INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS

         Income by type of investment was as follows:

            FOR THE YEARS ENDED DECEMBER 31
            ($ thousands)                                                               2000          1999             1998
                                                                                    --------       -------          -------
            Fixed-maturity securities                                               $  9,376       $ 9,945         $  9,904
            Short-term investments                                                     4,897         2,960            2,503
            Other invested assets                                                          -             -               19
                                                                                    --------       -------         --------
            Gross investment income                                                   14,273        12,905           12,426
                                                                                    --------       -------         --------
            Investment expenses                                                       (1,255)         (184)            (248)
                                                                                    --------       -------         --------
            NET INVESTMENT INCOME                                                   $ 13,018       $12,721         $ 12,178
                                                                                    ========       =======         ========

         The gross realized gains and losses on the sales of investments were as follows:

            FOR THE YEARS ENDED DECEMBER 31
            ($ thousands)                                                               2000          1999             1998
                                                                                    --------       -------         --------
            Fixed-maturity securities:
              Gross realized gains                                                  $    245      $    311         $    724
              Gross realized losses                                                   (1,589)         (577)              (5)
                                                                                    --------      --------         --------
            NET REALIZED (LOSS) GAIN                                                $ (1,344)     $   (266)        $    719
                                                                                    ========      ========         ========

4.       COMPREHENSIVE INCOME

         Total comprehensive income was as follows:

            FOR THE YEARS ENDED DECEMBER 31
            ($ thousands)                                                               2000          1999             1998
                                                                                    --------       -------          -------
              NET INCOME                                                            $ 72,451       $59,852         $ 44,420
                                                                                    ---------      -------          -------
              OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX:
                 Unrealized holding gains (losses) arising during the period           1,266        (4,861)           1,351
                 Less:
                 Reclassification adjustment for realized (losses) gains included
                        in net income                                                   (874)         (173)             467
                                                                                    ---------      -------          -------
              Other comprehensive income (loss)                                        2,140        (4,688)             884
                                                                                    ---------      -------          -------
              COMPREHENSIVE INCOME                                                  $  74,591      $55,164          $45,304
                                                                                    =========      =======          =======

         Other comprehensive income (loss) is reported net of income tax expense (benefit) of $403, $(1,513), and $476 for 2000, 1999 and 1998,
         respectively.

5.       DEFERRED ACQUISITION COSTS

         The components of the change in DAC were as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                                                             2000           1999             1998
                                                                                ----------     ----------        ---------
         Balance at January 1                                                   $  655,294     $  449,332        $ 364,983
         Capitalization                                                            361,730        248,483          138,527
         Amortization                                                             (110,117)       (44,554)         (53,499)
         Effect of net unrealized (gains) losses on securities
            available-for-sale                                                      (1,105)         2,033             (679)
                                                                                ----------     ----------        ---------
         BALANCE AT DECEMBER 31                                                 $  905,802     $  655,294        $ 449,332
                                                                                ==========     ==========        =========

6.       INCOME TAXES

         The components of income tax (benefit) expense from continuing operations were as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                               2000          1999             1998
                                                  ---------       -------          --------
         Current (benefit) expense                $ (22,879)      $ 8,437          $ 17,001
         Deferred expense                             8,877        24,269             6,872
                                                  ---------       -------          --------
         TOTAL (BENEFIT) EXPENSE                  $ (14,002)      $32,706          $ 23,873
                                                  =========       =======          ========

         Included in the current benefit for 2000 is a $27,389 one time reduction of tax expense relating to periods prior to 2000. This resulted from a new IRS technical memorandum clarifying the treatment of dividends received deduction for Separate Accounts. The tax benefit pertaining to 2000 earnings is $7,662.

         Significant components of the Company's net deferred tax liability are as follows:

         AS AT DECEMBER 31
         ($ thousands)                                                     2000                     1999
                                                                    -----------             ------------
         DEFERRED TAX ASSETS:
            Financing arrangements                                  $        52             $        136
            Unrealized losses on securities available-for-sale              158                    1,048
            Net operating loss carryforwards                             29,767                        -
            Net capital loss carryforwards                                  540                        -
                                                                    -----------             ------------
         Gross deferred tax assets                                       30,517                    1,184
             Valuation allowance                                           (171)                    (657)
                                                                    -----------             ------------
         Net deferred tax assets                                         30,346                      527
                                                                    -----------             ------------
         DEFERRED TAX LIABILITIES:
            Deferred acquisition costs                                  (82,304)                 (43,559)
            Other                                                        (3,855)                  (3,501)
                                                                    -----------             ------------
         Total deferred tax liabilities                                 (86,159)                 (47,060)
                                                                    -----------             ------------
         NET DEFERRED TAX LIABILITY                                 $   (55,813)            $    (46,533)
                                                                    ===========             ============

         As of December 31, 2000, the Company had unrealized capital losses in its available for sale portfolio. Under federal tax law, utilization of these capital losses, when realized, is limited to use as an offset against capital gains. The Company believes that it is more likely than not that it will be unable to realize the benefit of the full deferred tax asset related to the net unrealized capital losses. The Company has, therefore, established a valuation allowance for the amount in excess of the available capital gains. The Company believes that it will realize the full benefit of its remaining deferred tax assets.

         The Company is a member of the MWLH-affiliated group, filing a consolidated federal income tax return. MNA and MNY file separate state income tax returns. The method of allocation between the companies is subject to a written tax-sharing agreement under which the tax liability is allocated to each member of the group on a pro rata basis based on the relationship that the member's tax liability (computed on a separate-return basis) bears to the tax liability of the consolidated group. The tax charge to MNA or MNY will not be more than either company would have paid on a separate-return basis. Settlements of taxes are made through an increase or reduction to the payable to parent, subsidiaries and affiliates, which are settled periodically.

         The Company received a refund of $7,221 in 2000, and made tax payments of $11,077 and $12,516 in 1999 and 1998, respectively

         At December 31, 2000, the Company has operating loss carryforwards of $85,048 that will begin to expire in 2014.

7.       FINANCING AND REINSURANCE AGREEMENTS

         The financing agreements entered into with reinsurance companies relate primarily to the products sold by MNA. Most of MNA's reinsured products are considered investment products under GAAP and as such, the reinsurance agreements are considered financing arrangements which require deposit type accounting. Under this accounting model, net premiums received by the reinsurer are recorded as deposits. Financing arrangements have been entered into primarily to improve cash flow and statutory capital.

         The Company has entered into two indemnity coinsurance agreements to reinsure 100% of all contractual liabilities arising from the fixed portion of both in-force and new variable annuity business written. Under these agreements, each reinsurer, one unaffiliated and one affiliated, receives the fixed portion of all premiums and transfers received by the Company. Each reinsurer reimburses the Company for all claims and provides expense allowances to cover commissions and other costs associated with the reinsured business.

         The Company has modified coinsurance agreements with two unaffiliated life insurance companies. The treaties cover the quota share of all elements of risk under the variable portion of certain variable annuity business. Another treaty with an unaffiliated life insurance company, recaptured in 1999, covered the variable portion of certain annuity contracts written prior to December 31, 1996.

         The Company has treaties with four reinsurers, three unaffiliated and one affiliated, to reinsure its minimum death benefit guarantee risk. In addition, the Company reinsures a portion of its risk related to waiving surrender charges at death. One of the treaties with an unaffiliated reinsurer reinsures the risk associated with the "Guaranteed Retirement Income Program". The Company is paying the reinsurers an asset-based premium, the level of which varies with both the amount of exposure to this risk and the realized experience.

         Effective July 1, 2000, MNY entered into deferred stop loss reinsurance agreements with two unaffiliated reinsurers to cover a portion of the risk associated with variable annuity minimum death benefit guarantee claims. During 2000, the Company incurred $395 in reinsurance costs. The agreements have a term of fifteen years; at the end of which a settlement will be made. The Company has accounted for these agreements using the deposit method.

         The Company has a treaty with an unaffiliated reinsurer to reinsure a quota share of the variable portion of the Company's variable life insurance contracts. In addition, the reinsurer assumes the product's net amount at risk in excess of the Company's retention limit on a yearly renewable term basis.

         Beginning in 1998, MNY has entered into treaties with eight reinsurers, seven unaffiliated and one affiliated, to reinsure any face amounts in excess of $100 for its traditional nonparticipating insurance products. The Company remains liable for amounts ceded in the event that reinsurers do not meet their obligations. To date, there have been no reinsurance recoveries under these agreements.

         In the event of insolvency of a reinsurer, the Company remains primarily liable to its policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. Accordingly, the Company periodically monitors the financial condition of its reinsurers.

         The Company does not participate in any reinsurance agreements in which the reinsurer may unilaterally cancel reinsurance coverage for reasons other than nonpayment of premiums or other similar credits, or a significant change in the ownership of the Company. The Company does not have any reinsurance agreements in effect under which the amount of losses paid or accrued through December 31, 2000 would result in a payment to the reinsurer of amounts which, in the aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premiums collected under the reinsured policies.

8.       SHAREHOLDER'S EQUITY


         The Company has one class of capital stock:


         AS AT DECEMBER 31
         ($ thousands)                                                2000                   1999
                                                                 ---------               --------
         AUTHORIZED:
              3,000 Common shares, par value $1,000
         ISSUED AND OUTSTANDING:
              2,601 Common shares (2,600 in 1999)                $   2,601               $  2,600
                                                                 ---------               --------

         The Company received capital contributions from MWLH of $53,000 and $28,049 in September 2000 and December 1999, respectively.



         The net assets of MNA and MNY available to MWLH as dividends are generally limited to, and cannot be made, unless from earned statutory-basis profits. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Insurance Commissioners of the States of Delaware and New York is subject to restrictions relating to statutory surplus and net gain from operations on a statutory basis.

         Net (loss) income and capital and surplus, as determined in accordance with statutory accounting principles for MNA and MNY were as follows:


         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                                   2000                  1999                    1998
                                                    ---------              --------                --------
         MNA:
            Net (loss) income                       $ (59,077)             $ (2,524)               $ 28,067
            Net capital and surplus                   152,105               171,094                 157,940
         MNY:
            Net (loss) income                          (3,010)                  932                  (5,678)
            Net capital and surplus                    60,485                63,470                  62,881
                                                    ---------              --------                --------


         State regulatory authorities prescribe statutory accounting practices that differ in certain respects from GAAP in the United States followed by stock life insurance companies. The significant differences relate to investments, deferred acquisition costs, deferred income taxes, nonadmitted asset balances, and insurance benefit reserves.

         MNA's broker dealer subsidiary, MSS, is subject to the Securities and Exchange Commission's ("SEC") "Net Capital Rule" as defined under rule 15c3-1. At December 31, 2000, 1999 and 1998, the net capital of the broker dealer exceeded the SEC's minimum capital requirements.

9.       RELATED-PARTY TRANSACTIONS


         The Company utilized various services provided by MLI in 2000, 1999 and 1998, such as legal, personnel, investment accounting and other corporate services. The charges for these services were approximately $11,137, $11,955, and $12,662 in 2000, 1999 and 1998, respectively. At
         December 31, 2000 and 1999, the Company had a net liability to MLI for these services and interest accrued on notes payable of $16,426 and $8,341, respectively. At December 31, 2000 and 1999, the payable is offset by a receivable from MIT and MLI for expenses paid on their behalf of $370 and $434, respectively. In addition, the Company has an intercompany receivable from MWLH relating to federal income taxes of $27 at December 31, 2000 and had an intercompany payable of $2,360 at December 31, 1999.

         The financial statements have been prepared from the records maintained by the Company and may not necessarily be indicative of the financial conditions or results of operations that would have occurred if the Company had been operated as an unaffiliated corporation (see also Notes 1, 6, 7, 8, 10, 11, 12 and 13 for additional related-party transactions).


10.      NOTES PAYABLE TO AFFILIATES AND LINES OF CREDIT

         MNA has promissory notes from The Manufacturers Life Insurance Company
         (USA) ("ManUSA") for $422,000, including an additional borrowing of $166,900 during 2000. The principal was paid down by $36,000 in September 2000 via the $53,000 capital contribution from MWLH. Interest on the loan is calculated at a fluctuating rate equal to LIBOR plus
         32.5 basis points and is payable in quarterly installments. Principal and accrued interest are payable within 45 days of demand. Accrued interest payable at December 31, 2000, 1999 and 1998 is $1,295, $834, and $419, respectively.

         MNA has a surplus note of $20,000 with interest at 8% due to ManUSA. The note and accrued interest are subordinated to payments due to policyholders and other claimants. Principal and interest payments and interest accruals can be made only upon prior approval of the Insurance Department of the State of Delaware.

         MNA and MNY have unsecured lines of credit with State Street Bank and Trust Company totaling $15,000, bearing interest at the bank's money market rate plus 50 basis points. There were no outstanding advances under the lines of credit at December 31, 2000 and 1999.

         Interest expense and interest paid in 2000 were $26,860 and $26,335, respectively (1999: $15,546 and $15,250; 1998: $13,506 and $16,861).

11.      EMPLOYEE BENEFITS


         a) EMPLOYEE RETIREMENT PLAN

         The Company participates in a non-contributory pension plan; which is sponsored by the Company's indirect parent ManUSA. The Cash Balance Plan ("the Plan") provides pension benefits based on length of service and final average earnings. Pension benefits are provided to those participants after three years of vesting service, and the normal retirement benefit is actuarially equivalent to the cash balance account at normal retirement date. The normal form of payment under the Plan is a life annuity, with various optional forms available. Vested benefits are fully funded; current pension costs are funded as they accrue.

         Actuarial valuation of accumulated plan benefits are based on projected salaries and best estimates of investment yields on plan assets, mortality of participants, employee termination and ages at retirement. Pension costs that relate to current service are charged to earnings in the current period. Experience gains and losses are amortized to income over the estimated average remaining service lives of the participants. No pension expense was recognized by the sponsor in 2000, 1999, or 1998 because the plan was subject to the full funding limitation under the Internal Revenue Code.

         At December 31, 2000, the projected benefit obligation of the plan based on an assumed interest rate of 7.25% was $51,854. The fair value of plan assets is $80,982.

         The Company also participates in an unfunded supplemental cash balance plan ("the Supplemental Plan") which is sponsored by Manulife Financial for executives. This non-qualified plan provides defined pension benefits in excess of limits imposed by the law to those retiring after age 50 with 10 or more years of vesting service. This plan covers the Company employees and selected executives of MNA. Pension benefits are provided to those who terminate after 5 years of vesting service, and the pension benefit is a final average benefit based on the executive's highest 5-year average earnings. Compensation is not limited, and benefits are not restricted by the Internal Revenue Code Section 415. Contribution credits vary by service, and interest credits are a function of the 1-year U.S. Treasury Bond rate plus 0.50%, but no less than 5.25% per year. These annual contribution credits are made in respect of the participant's compensation that is in excess of the limit in Internal Revenue Code Section 401(a)(17). In addition, a one-time contribution may be made for a participant if it is determined at the time of their termination of employment that the participant's pension benefit under the Plan is limited by Internal Revenue Code
         Section 415. Together, these contributions serve to restore to the participant the benefit that he / she would have been entitled to under the Plan's benefit formula but for the limitation in Internal Revenue Code Sections 401 (a)(17) and 415.

         a) EMPLOYEE RETIREMENT PLAN (CONTINUED)

         Benefits under the Supplemental Plan are provided to participants after three years. The default form of payment under this plan is a lump sum although participants may elect to receive payment in the form of an annuity provided that such election is made within the time period prescribed in the plan. If an annuity form of payment is elected, the amount payable is equal to the actuarial equivalent of the participant's balance under the Supplemental Plan, using the factors and assumptions for determining immediate annuity amounts applicable to the participant under the Plan.

         At December 31, 2000, the projected benefit obligation to the participants of the Supplemental Plan was $21,945. This is based on an assumed interest rate of 7.25%.

         b) 401(k) PLAN

         The Company participates in a defined contribution 401(k) Savings Plan sponsored by ManUSA. This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The Company contributed $353, $300, and $285 in 2000, 1999, and 1998, respectively.

         c) OTHER POSTRETIREMENT BENEFIT PLAN

         In addition to the retirement plan, the Company participates in the postretirement benefit plan of ManUSA which provides retiree medical and life insurance benefits to those who have attained age 55 with 10 or more years of service. The plan provides the medical coverage for retirees and spouses under age 65. Medicare provides primary coverage and the plan provides secondary coverage. There is no contribution for post-age 65 coverage and no contributions are required for retirees for life insurance coverage. The plan is unfunded.

         The postretirement benefit cost of the Company, which includes the expected cost of postretirement benefits for newly eligible employees and for vested employees, interest cost, and gains and losses arising from differences between actuarial assumptions and actual experience, is accounted for by the plan sponsor, ManUSA.

12.      LEASES

         In January 1999, ManUSA entered into a new sublease agreement on behalf of the Company. In September 1999, the Company surrendered its old office space and was released from its lease commitment. The Company moved into the new office space in September 1999 with payments to the landlord commencing January 1, 2000. The free rent from September to December 1999 is being amortized over the term of the lease. In May 2000, ManUSA entered into an additional sublease agreement on behalf of the Company. The Company moved into the initial sublease premises in November 2000. It is expected that the Company will enter phase two of the sublease premises in September 2001. For the years ended December 31, 2000, 1999 and 1998, the Company incurred rent expenses of $3,922, $3,105 and, $1,617, respectively. The Company also leases various office equipment under operating lease agreements.

         The minimum lease payments associated with the office space and various office equipment under operating lease agreements are as follows:

         YEAR ENDED:                    MINIMUM LEASE PAYMENTS
         -----------                    ----------------------
             2001                                      $ 4,982
             2002                                        5,907
             2003                                        5,591
             2004                                        4,073
             2005 and after                             15,194
                                                       -------
         TOTAL                                         $35,747
                                                       =======

13.      GUARANTEE AGREEMENT

         Pursuant to a guarantee agreement, MLI unconditionally guarantees that it will, on demand, make funds available to the Company for the timely payment of contractual claims made under the fixed portion of the variable annuity contracts issued by MNA. The guarantee covers the outstanding fixed portion of variable annuity contracts, including those issued prior to the date of the guarantee agreement.

14.      DISCONTINUED OPERATIONS

         On May 6, 1997, MNA signed a letter of intent to sell its mutual fund operations. This disposal has been accounted for as discontinued operations in accordance with Accounting Principles Board Opinion No. 30, which, among other provisions, required the plan of disposal to be carried out within one year. On October 1, 1997, the Company sold its advisory operations for North American Funds and the pre-existing deferred commission assets related to the mutual fund operations. In 1998, related to the sale, the Company received a contingent payment of $1,000, before income taxes, less an adjustment of $105 to the final settlement of the purchase price. For 1998, the Company realized a gain of $895, before applicable taxes of $313.

15.      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                              2000                                 1999
                                                --------------------------------    --------------------------------
($ thousands)                                   CARRYING VALUE     FAIR VALUE        CARRYING VALUE     FAIR VALUE
                                                --------------    --------------     --------------    -------------
ASSETS:
     Fixed-maturity securities                  $      136,739    $      136,739     $      152,922    $     152,922
     Short-term investments                             48,200            48,200             41,311           41,311
     Policy loans                                        8,961             8,961              7,049            7,049
     Cash and cash equivalents                          11,751            11,751             27,790           27,790
     Due from reinsurers                               738,856           738,856            797,746          797,746
     Separate account assets                        16,813,984        16,813,984         16,022,215       16,022,215
LIABILITIES:
     Policyholder liabilities and accruals      $      876,243    $      872,283      $     937,510    $     932,705
     Notes payable to affiliates                       442,000           442,000            311,100          311,100
     Separate account liabilities                   16,813,984        16,813,984         16,022,215       16,022,215

         The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments:

         Fixed-Maturity Securities: Fair values for fixed-maturity securities are obtained from an independent pricing service.

         Short-Term Investments and Cash and Cash Equivalents: Carrying values approximate fair values.

         Policy Loans: Carrying values approximate fair values.

         Due from Reinsurers: Fair value is equal to deposits made under the contract and approximates the carrying value.

         Separate Account Assets and Liabilities: The carrying amounts in the balance sheet for separate account assets and liabilities approximate their fair value.

         Policyholder Liabilities and Accruals: Fair values of the Company's liabilities under contracts not involving significant mortality risk (deferred annuities) are estimated to be the cash surrender value, or the cost the Company would incur to extinguish the liability. Also, amounts due to reinsurers reflect the net reinsured cash flow related to financing agreements which is primarily a current liability. As such, fair value approximates carrying value.

         Notes Payable to Affiliates: Fair value is considered to approximate carrying value as the majority of notes payable are at variable interest rates that fluctuate with market interest rate levels.

16.      CONTINGENCIES

         The Company is subject to various lawsuits that have arisen in the course of its business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material.

17.      SUBSEQUENT EVENT

         On February 23, 2001, the Company received an additional capital contribution of $50,000 from its Parent.

AUDITED FINANCIAL STATEMENTS

The Manufacturers Life Insurance Company of North America Separate Account A Years ended December 31, 2000 and 1999

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                          Audited Financial Statements


                     Years ended December 31, 2000 and 1999




                                    CONTENTS

Report of Independent Auditors...............................................1

Audited Financial Statements

Statement of Assets and Contract Owners' Equity..............................3
Statements of Operations and Changes in Contract Owners' Equity..............5
Notes to Financial Statements...............................................23

                         Report of Independent Auditors


To the Contract Owners of
The Manufacturers Life Insurance Company of
  North America Separate Account A


We have audited the accompanying statement of assets, liabilities and contract owners' equity of The Manufacturers Life Insurance Company of North America Separate Account A (comprising, respectively, the Mid Cap Blend, Investment Quality Bond, Growth & Income, Blue Chip Growth, Money Market, Global Equity, Global Bond, U.S. Government Securities, Diversified Bond, Income & Value, Large Cap Growth, Equity-Income, Strategic Bond, Overseas, Growth, All Cap Growth, International Small Cap, Pacific Rim Emerging Markets, Science & Technology, Emerging Small Company, Aggressive Growth, International Stock, Quantitative Equity, Value, Real Estate Securities, Balanced, High Yield, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280, Small Company Value, International Value, Small Company Blend, Total Return, U.S. Large Cap Value, Mid Cap Stock, Tactical Allocation, Dynamic Growth, Internet Technologies, International Index, Total Stock Market Index, 500 Index, Mid Cap Index, Small Cap Index, Capital Appreciation, Basic Value Focus, Special Value Focus and Developing Capital Markets Focus Sub-Accounts) of The Manufacturers Life Insurance Company of North America as of December 31, 2000, and the related statements of operations and changes in contract owners' equity for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Manufacturers Life Insurance Company of North America Separate Account A at December 31, 2000, and the results of its operations and the changes in its contract owners' equity for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                    /s/ ERNST & YOUNG LLP


Boston, Massachusetts

February 16, 2001

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                 Statement of Assets and Contract Owners' Equity

                                December 31, 2000

ASSETS
   Investments at market value:
     Sub-accounts held by Manufacturers Investment Trust:
       Mid Cap Blend Portfolio--69,008,057 shares (cost $1,330,717,119)                          $1,209,021,156
       Investment Quality Bond Portfolio--18,182,715 shares (cost $213,021,890)                     213,465,079
       Growth & Income Portfolio--87,557,117 shares (cost $2,302,108,779)                         2,498,880,131
       Blue Chip Growth Portfolio--77,049,054 shares (cost $1,473,309,953)                        1,550,997,448
       Money Market Portfolio--63,354,909 shares (cost $633,549,087)                                633,549,087
       Global Equity Portfolio--33,660,268 shares (cost $602,610,102)                               622,041,755
       Global Bond Portfolio--9,470,256 shares (cost $114,685,960)                                  108,150,325
       U.S. Government Securities Portfolio--15,338,643 shares (cost $202,548,816)                  208,145,380
       Diversified Bond Portfolio--14,887,365 shares (cost $156,969,518)                            155,870,716
       Income & Value Portfolio--47,173,626 shares (cost $539,365,705)                              498,153,492
       Large Cap Growth Portfolio--37,355,206 shares (cost $556,388,608)                            469,928,493
       Equity-Income Portfolio--44,647,363 shares (cost $734,131,628)                               751,415,127
       Strategic Bond Portfolio--19,808,899 shares (cost $224,626,044)                              216,511,265
       Overseas Portfolio--30,132,469 shares (cost $410,491,918)                                    358,877,712
       Growth Portfolio--30,206,069 shares (cost $706,216,431)                                      535,855,671
       All Cap Growth Portfolio--36,302,402 shares (cost $786,163,385)                              749,644,599
       International Small Cap Portfolio--13,285,420 shares (cost $307,275,073)                     217,880,895
       Pacific Rim Emerging Markets Portfolio--7,248,082 shares (cost $67,951,225)                   59,434,269
       Science & Technology Portfolio--43,037,502 shares (cost $1,352,576,523)                    1,000,191,543
       Emerging Small Company Portfolio--7,047,116 shares (cost $280,856,621)                       246,789,999
       Aggressive Growth Portfolio--18,592,794 shares (cost $357,151,135)                           332,067,294
       International Stock Portfolio--10,734,739 shares (cost $149,383,630)                         137,512,001
       Quantitative Equity Portfolio--13,277,962 shares (cost $357,517,443)                         348,679,270
       Value Portfolio--9,417,598 shares (cost $135,989,740)                                        155,202,014
       Real Estate Securities Portfolio--3,203,355 shares (cost $44,374,135)                         49,876,230
       Balanced Portfolio--5,254,534 shares (cost $95,084,084)                                       81,235,098
       High Yield Portfolio--10,434,304 shares (cost $134,632,209)                                  121,559,644
       Lifestyle Aggressive 1000 Portfolio--6,155,564 shares (cost $83,317,669)                      80,576,337
       Lifestyle Growth 820 Portfolio--25,770,981 shares (cost $358,419,163)                        350,485,343
       Lifestyle Balanced 640 Portfolio--25,577,940 shares (cost $343,458,774)                      346,325,313
       Lifestyle Moderate 460 Portfolio--10,437,385 shares (cost $140,414,517)                      135,790,373
       Lifestyle Conservative 280 Portfolio--5,799,113 shares (cost $75,826,231)                     76,432,304
       Small Company Value Portfolio--4,605,845 shares (cost  $53,976,872)                           59,783,865
       International Value Portfolio--4,778,492 shares (cost $58,290,512)                            57,628,618
       Small Company Blend Portfolio--7,335,096 shares (cost $110,613,059)                           82,959,937
       Total Return Portfolio--11,071,747 shares (cost $139,134,083)                                148,139,978
       U.S. Large Cap Value Portfolio--17,542,948 shares (cost $222,807,011)                        229,637,184
       Mid Cap Stock Portfolio--6,230,126 shares (cost $77,064,120)                                  75,384,524

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

           Statement of Assets and Contract Owners' Equity (continued)

                                December 31, 2000

ASSETS (CONTINUED)
       Tactical Allocation Portfolio--3,246,869 shares (cost $40,351,134)                       $    37,890,958
       Dynamic Growth Portfolio--13,601,194 shares (cost $148,771,705)                              108,537,528
       Internet Technologies Portfolio--7,130,044 shares (cost $81,217,593)                          50,124,210
       International Index Portfolio--720,399 shares (cost  $8,394,933)                               8,003,638
       Total Stock Market Index Portfolio--1,122,444 shares (cost $13,595,761)                       12,504,022
       500 Index Portfolio--5,603,432 shares (cost $68,469,982)                                      63,206,709
       Mid Cap Index Portfolio--1,040,956 shares (cost $13,844,470)                                  13,667,752
       Small Cap Index Portfolio--497,638 shares (cost $6,048,979)                                    5,618,327
       Capital Appreciation Portfolio--78,213 shares (cost $881,368)                                    858,001

     Sub-accounts held by Merrill Lynch Variable Series Funds, Inc.:
       Basic Value Focus Portfolio--2,527,600 shares (cost $35,087,767)                              34,577,564
       Special Value Focus Portfolio--462,379 shares (cost $10,339,882)                               9,603,614
       Developing Capital Markets Focus Portfolio--294,929 shares (cost $2,741,888)                   2,155,932
                                                                                                ---------------

Total assets                                                                                    $15,520,827,724
                                                                                                ===============

CONTRACT OWNERS' EQUITY
Variable annuity contracts                                                                      $15,500,314,099
Annuity reserves                                                                                     20,513,625
                                                                                                ---------------

Total contract owners' equity                                                                   $15,520,827,724
                                                                                                ===============

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                     Statements of Operations and Changes in
                            Contract Owners' Equity

                                                                             SUB-ACCOUNT
                                ----------------------------------------------------------------------------------------------------
                                        MID CAP BLEND (1)              INVESTMENT QUALITY BOND             GROWTH & INCOME
                                ----------------------------------------------------------------------------------------------------
                                     YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                      2000            1999              2000            1999             2000            1999
                                ----------------------------------------------------------------------------------------------------
Income:
 Dividends                      $  207,385,361   $  153,929,397   $   16,068,154   $   11,715,866   $  172,497,819   $   80,203,495

Expenses:
  Mortality and expense
   risk and administrative
   charges                          19,140,237       18,761,395        3,037,122        3,235,250       39,106,144       34,879,668
                                ----------------------------------------------------------------------------------------------------
Net investment income (loss)       188,245,124      135,168,002       13,031,032        8,480,616      133,391,675       45,323,827

Net realized gain (loss)             1,518,215      (26,061,804)      (4,860,035)         855,077      205,723,802      192,498,787
Unrealized appreciation
  (depreciation) during the
  period                          (293,755,736)     199,725,097        7,652,144      (16,830,922)    (573,777,887)     149,108,797
                                ----------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from operations                 (103,992,397)     308,831,295       15,823,141       (7,495,229)    (234,662,410)     386,931,411

Changes from principal
  transactions:
    Purchase payments              101,596,423       93,411,927       16,914,727       40,597,928      266,944,260      379,342,825
    Transfers between sub-
      accounts and the
      Company                      (17,644,852)    (148,189,886)     (10,162,552)        (152,399)      43,977,681      201,840,782
     Withdrawals                  (209,796,618)    (180,603,372)     (27,879,309)     (29,033,342)    (339,279,830)    (262,999,113)
     Annual contract fee              (609,450)        (578,783)         (82,707)         (67,743)      (1,102,606)        (798,850)
                                ----------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from principal transactions     (126,454,497)    (235,960,114)     (21,209,841)      11,344,444      (29,460,495)     317,385,644
                                ----------------------------------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity         (230,446,894)      72,871,181       (5,386,700)       3,849,215     (264,122,905)     704,317,055
Contract owners' equity at
  beginning of period            1,439,468,050    1,366,596,869      218,851,779      215,002,564    2,763,003,036    2,058,685,981
                                ----------------------------------------------------------------------------------------------------

Contract owners' equity at
  end of period                 $1,209,021,156   $1,439,468,050   $  213,465,079   $  218,851,779   $2,498,880,131   $2,763,003,036
                                ====================================================================================================

(1) On May 3, 1999, the Equity Sub-Account was renamed Mid Cap Blend through a vote of the Board of Directors.

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                     Statements of Operations and Changes in
                       Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                ----------------------------------------------------------------------------------------------------
                                        BLUE CHIP GROWTH                    MONEY MARKET                    GLOBAL EQUITY
                                ----------------------------------------------------------------------------------------------------
                                     YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                      2000            1999              2000            1999             2000            1999
                                ----------------------------------------------------------------------------------------------------
Income:
 Dividends                      $   68,456,785   $   48,024,156   $   36,972,986   $   29,316,220   $   82,383,211   $   84,963,853

Expenses:
  Mortality and expense
   risk and administrative
   charges                          22,602,760       17,072,171        9,520,861        9,381,472        9,106,124       11,225,268
                                ----------------------------------------------------------------------------------------------------
Net investment income (loss)        45,854,025       30,951,985       27,452,125       19,934,748       73,277,087       73,738,585

Net realized gain (loss)           105,083,092       92,356,233         (279,759)         (37,631)      (4,808,176)      34,261,905
Unrealized appreciation
  (depreciation) during the
  period                          (223,839,731)      80,600,837                0                0       (8,909,999)     (93,110,046)
                                ----------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from operations                  (72,902,614)     203,909,055       27,172,366       19,897,117       59,558,912       14,890,444

Changes from principal
  transactions:
    Purchase payments              259,700,042      267,993,066      456,112,648      374,293,200       25,181,486       51,092,502
    Transfers between sub-
      accounts and the
      Company                      103,228,451       99,970,099     (441,973,830)     302,685,947      (85,629,338)     (84,444,789)
     Withdrawals                  (170,380,105)    (122,015,658)    (279,553,607)    (291,230,505)    (110,490,713)     (98,792,707)
     Annual contract fee              (685,340)        (388,548)        (203,690)        (159,194)        (283,267)        (331,275)
                                ----------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from principal transactions      191,863,048      245,558,959     (265,618,479)     385,589,448     (171,221,832)    (132,476,269)
                                ----------------------------------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity          118,960,434      449,468,014     (238,446,113)     405,486,565     (111,662,920)    (117,585,825)
Contract owners' equity at
  beginning of period            1,432,037,014      982,569,000      871,995,200      466,508,635      733,704,675      851,290,500
                                ----------------------------------------------------------------------------------------------------

Contract owners' equity at
  end of period                 $1,550,997,448   $1,432,037,014   $  633,549,087   $  871,995,200   $  622,041,755   $  733,704,675
                                ====================================================================================================

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                     Statements of Operations and Changes in
                       Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                 ---------------------------------------------------------------------------------------------------
                                          GLOBAL BOND (2)             U.S. GOVERNMENT SECURITIES          DIVERSIFIED BOND (3)
                                 ---------------------------------------------------------------------------------------------------
                                      YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                       2000            1999              2000            1999             2000            1999
                                 ---------------------------------------------------------------------------------------------------
Income:
 Dividends                       $   3,796,523    $  15,950,596    $  14,725,566    $  10,287,189    $  18,151,051    $  16,986,531

Expenses:
  Mortality and expense
   risk and administrative
   charges                           1,597,181        2,249,622        2,842,672        3,564,976        2,125,400        2,451,082
                                 ---------------------------------------------------------------------------------------------------
Net investment income (loss)         2,199,342       13,700,974       11,882,894        6,722,213       16,025,651       14,535,449

Net realized gain (loss)           (11,963,988)      (7,723,870)      (3,191,977)       1,192,111       (5,295,132)         541,478
Unrealized appreciation
  (depreciation) during the
  period                             9,154,777      (20,175,181)       8,615,164      (12,050,024)       1,528,892      (16,277,262)
                                 ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from operations                     (609,869)     (14,198,077)      17,306,081       (4,135,700)      12,259,411       (1,200,335)

Changes from principal
  transactions:
    Purchase payments                5,361,206        8,221,045       13,155,701       37,846,882       12,157,844       14,089,233
    Transfers between sub-
      accounts and the
      Company                       (7,856,997)     (17,128,037)     (18,953,949)      (4,058,550)       1,918,182       (9,493,700)
     Withdrawals                   (25,959,005)     (26,084,516)     (33,547,249)     (36,511,642)     (28,053,888)     (31,237,206)
     Annual contract fee               (45,150)         (60,363)         (73,284)         (72,992)         (71,435)         (81,266)
                                 ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from principal transactions      (28,499,946)     (35,051,871)     (39,418,781)      (2,796,302)     (14,049,297)     (26,722,939)
                                 ---------------------------------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity          (29,109,815)     (49,249,948)     (22,112,700)      (6,932,002)      (1,789,886)     (27,923,274)
Contract owners' equity at
  beginning of period              137,260,140      186,510,088      230,258,080      237,190,082      157,660,602      185,583,876
                                 ---------------------------------------------------------------------------------------------------

Contract owners' equity at
  end of period                  $ 108,150,325    $ 137,260,140    $ 208,145,380    $ 230,258,080    $ 155,870,716    $ 157,660,602
                                 ===================================================================================================

(2) On May 3, 1999, the Global Government Bond Sub-Account was renamed Global Bond through a vote of the Board of Directors.
(3) On May 3, 1999, the Conservative Asset Allocation Sub-Account was renamed Diversified Bond through a vote of the Board of Directors.

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                     Statements of Operations and Changes in
                       Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                 ---------------------------------------------------------------------------------------------------
                                        INCOME & VALUE (4)               LARGE CAP GROWTH (5)                 EQUITY-INCOME
                                 ---------------------------------------------------------------------------------------------------
                                      YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                       2000            1999              2000            1999             2000            1999
                                 ---------------------------------------------------------------------------------------------------
Income:
 Dividends                       $ 128,856,471    $  64,728,819    $  65,696,039    $  25,595,630    $  95,309,005    $  61,583,673

Expenses:
  Mortality and expense
   risk and administrative
   charges                           7,694,963        8,356,583        6,562,245        3,917,259       10,430,531       12,388,373
                                 ---------------------------------------------------------------------------------------------------
Net investment income (loss)       121,161,508       56,372,236       59,133,794       21,678,371       84,878,474       49,195,300

Net realized gain (loss)           (15,429,958)      14,156,297        6,932,994       23,897,802        4,603,997       60,838,721
Unrealized appreciation
  (depreciation) during the
  period                           (87,992,790)     (30,559,573)    (147,796,443)      19,560,682      (17,064,655)     (93,256,752)
                                 ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from operations                   17,738,760       39,968,960      (81,729,655)      65,136,855       72,417,816       16,777,269

Changes from principal
  transactions:
    Purchase payments               26,083,194       37,755,830      135,377,279       58,029,084       47,439,755       89,380,630
    Transfers between sub-
      accounts and the
      Company                      (43,139,054)      29,853,674      111,395,736       32,067,415      (82,856,050)     (80,590,017)
     Withdrawals                   (98,995,592)     (89,782,808)     (52,222,116)     (36,367,472)    (101,021,875)    (100,634,351)
     Annual contract fee              (292,999)        (304,235)        (234,621)        (154,449)        (300,000)        (292,444)
                                 ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from principal transactions     (116,344,451)     (22,477,539)     194,316,278       53,574,578     (136,738,170)     (92,136,182)
                                 ---------------------------------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity          (98,605,691)      17,491,421      112,586,623      118,711,433      (64,320,354)     (75,358,913)
Contract owners' equity at
  beginning of period              596,759,183      579,267,762      357,341,870      238,630,437      815,735,481      891,094,394
                                 ---------------------------------------------------------------------------------------------------

Contract owners' equity at
  end of period                  $ 498,153,492    $ 596,759,183    $ 469,928,493    $ 357,341,870    $ 751,415,127    $ 815,735,481
                                 ===================================================================================================

(4) On May 3, 1999, the Moderate Asset Allocation Sub-Account was renamed Income & Value through a vote of the Board of Directors.
(5) On May 3, 1999, the Aggressive Asset Allocation Sub-Account was renamed Large Cap Growth through a vote of the Board of Directors.

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                     Statements of Operations and Changes in
                       Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                 ---------------------------------------------------------------------------------------------------
                                          STRATEGIC BOND                     OVERSEAS (6)                        GROWTH
                                 ---------------------------------------------------------------------------------------------------
                                      YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                       2000            1999              2000            1999             2000            1999
                                 ---------------------------------------------------------------------------------------------------
Income:
 Dividends                       $  20,125,562    $  20,390,856    $  29,237,688    $           0    $  60,698,434    $  14,178,869

Expenses:
  Mortality and expense
   risk and administrative
   charges                           3,267,126        3,938,500        5,312,275        3,241,956        9,107,473        4,962,443
                                 ---------------------------------------------------------------------------------------------------
Net investment income (loss)        16,858,436       16,452,356       23,925,413       (3,241,956)      51,590,961        9,216,426

Net realized gain (loss)            (8,786,838)      (3,762,853)      22,246,460       23,772,499       23,324,830       31,512,124
Unrealized appreciation
  (depreciation) during the
  period                             4,526,864      (11,027,718)    (120,214,661)      64,760,081     (282,682,889)      74,478,633
                                 ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from operations                   12,598,462        1,661,785      (74,042,788)      85,290,624     (207,767,098)     115,207,183

Changes from principal
  transactions:
    Purchase payments               14,224,706       22,725,716       81,033,196       28,374,515      143,799,101       89,248,445
    Transfers between sub-
      accounts and the
      Company                      (23,800,359)     (40,829,510)      71,221,845       34,421,895      146,926,128      107,317,349
     Withdrawals                   (36,563,833)     (34,305,856)     (36,864,648)     (23,065,572)     (55,952,151)     (27,547,360)
     Annual contract fee               (73,839)         (83,834)        (126,801)         (76,048)        (267,709)        (102,141)
                                 ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from principal transactions      (46,213,325)     (52,493,484)     115,263,592       39,654,790      234,505,369      168,916,293
                                 ---------------------------------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity          (33,614,863)     (50,831,699)      41,220,804      124,945,414       26,738,271      284,123,476
Contract owners' equity at
  beginning of period              250,126,128      300,957,827      317,656,908      192,711,494      509,117,400      224,993,924
                                 ---------------------------------------------------------------------------------------------------

Contract owners' equity at
  end of period                  $ 216,511,265    $ 250,126,128    $ 358,877,712    $ 317,656,908    $ 535,855,671    $ 509,117,400
                                 ===================================================================================================

(6) On May 3, 1999, the International Growth & Income Sub-Account was renamed Overseas through a vote of the Board of Directors.

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                     Statements of Operations and Changes in
                       Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                 ---------------------------------------------------------------------------------------------------
                                        ALL CAP GROWTH (7)             INTERNATIONAL SMALL CAP       PACIFIC RIM EMERGING MARKETS
                                 ---------------------------------------------------------------------------------------------------
                                      YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                       2000            1999              2000            1999             2000            1999
                                 ---------------------------------------------------------------------------------------------------
Income:
 Dividends                       $  50,593,333    $  48,276,292    $  49,840,813    $     358,697    $     250,797    $   1,026,291

Expenses:
  Mortality and expense
   risk and administrative
   charges                          11,195,251        5,718,870        3,686,749        1,573,338        1,023,867          446,217
                                 ---------------------------------------------------------------------------------------------------
Net investment income (loss)        39,398,082       42,557,422       46,154,064       (1,214,641)        (773,070)         580,074

Net realized gain (loss)            44,666,187       28,008,220       11,637,764       15,671,103        1,067,099        7,368,690
Unrealized appreciation
  (depreciation) during the
  period                          (205,068,014)      94,166,019     (160,394,277)      65,010,127      (18,274,248)       9,147,024
                                 ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from operations                 (121,003,745)     164,731,661     (102,602,449)      79,466,589      (17,980,219)      17,095,788

Changes from principal
  transactions:
    Purchase payments              197,502,417       73,220,832       88,505,705       12,518,161       22,426,542       17,899,189
    Transfers between sub-
      accounts and the
      Company                      168,562,170       23,827,468       71,390,906       (3,519,893)      (7,310,646)      23,572,852
     Withdrawals                   (70,464,668)     (33,080,407)     (22,334,423)     (10,366,665)      (5,352,849)      (2,407,322)
     Annual contract fee              (282,698)        (133,217)         (94,638)         (40,229)         (30,253)          (9,223)
                                 ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from principal transactions      295,317,221       63,834,676      137,467,550       (1,408,626)       9,732,794       39,055,496
                                 ---------------------------------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity          174,313,476      228,566,337       34,865,101       78,057,963       (8,247,425)      56,151,284
Contract owners' equity at
  beginning of period              575,331,123      346,764,786      183,015,794      104,957,831       67,681,694       11,530,410
                                 ---------------------------------------------------------------------------------------------------

Contract owners' equity at
  end of period                  $ 749,644,599    $ 575,331,123    $ 217,880,895    $ 183,015,794    $  59,434,269    $  67,681,694
                                 ===================================================================================================

(7) On May 3, 1999, the Small Mid Cap Sub-Account was renamed Mid Cap Growth through a vote of the Board of Directors. On May 1, 2000, the Mid Cap Growth Sub-Account was renamed All Cap Growth through a vote of the Board of Directors.

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                     Statements of Operations and Changes in
                       Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                ----------------------------------------------------------------------------------------------------
                                       SCIENCE & TECHNOLOGY             EMERGING SMALL COMPANY           AGGRESSIVE GROWTH (8)
                                ----------------------------------------------------------------------------------------------------
                                      YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                       2000            1999              2000            1999             2000            1999
                                ----------------------------------------------------------------------------------------------------
Income:
 Dividends                      $   30,984,269   $   61,919,386   $   18,181,415   $      759,177   $            0   $            0

Expenses:
  Mortality and expense
   risk and administrative
   charges                          17,606,870        5,761,991        3,158,927          873,992        3,700,752          924,547
                                ----------------------------------------------------------------------------------------------------
Net investment income (loss)        13,377,399       56,157,395       15,022,488         (114,815)      (3,700,752)        (924,547)

Net realized gain (loss)            73,111,691       55,024,474       24,781,412        7,884,062       22,160,342        4,579,079
Unrealized appreciation
  (depreciation) during the
  period                          (609,701,574)     227,736,042      (71,226,705)      35,160,887      (50,553,904)      21,518,364
                                ----------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from operations                 (523,212,484)     338,917,911      (31,422,805)      42,930,134      (32,094,314)      25,172,896

Changes from principal
  transactions:
    Purchase payments              375,238,009      207,053,560       88,275,621       15,034,166      139,587,411       26,876,986
    Transfers between sub-
      accounts and the
      Company                      328,600,573      249,768,296       93,870,947        5,408,633      131,983,782        5,696,610
     Withdrawals                   (85,011,925)     (27,264,960)     (17,506,692)      (4,232,298)     (19,504,041)      (4,347,279)
     Annual contract fee              (567,673)        (118,939)         (72,800)         (20,646)        (101,186)         (20,633)
                                ----------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from principal transactions      618,258,984      429,437,957      164,567,076       16,189,855      251,965,966       28,205,684
                                ----------------------------------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity           95,046,500      768,355,868      133,144,271       59,119,989      219,871,652       53,378,580
Contract owners' equity at
  beginning of period              905,145,043      136,789,175      113,645,728       54,525,739      112,195,642       58,817,062
                                ----------------------------------------------------------------------------------------------------

Contract owners' equity at
  end of period                 $1,000,191,543   $  905,145,043   $  246,789,999   $  113,645,728   $  332,067,294   $  112,195,642
                                ====================================================================================================

(8) On May 3, 1999, the Pilgrim Baxter Growth Sub-Account was renamed Aggressive Growth through a vote of the Board of Directors.

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                     Statements of Operations and Changes in
                       Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                 ---------------------------------------------------------------------------------------------------
                                       INTERNATIONAL STOCK               QUANTITATIVE EQUITY                     VALUE
                                 ---------------------------------------------------------------------------------------------------
                                      YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                       2000            1999              2000            1999             2000            1999
                                 ---------------------------------------------------------------------------------------------------
Income:
 Dividends                       $     587,742    $   8,108,456    $  29,985,988    $  10,516,654    $           0    $   3,906,842

Expenses:
  Mortality and expense
   risk and administrative
   charges                           1,848,550        1,061,361        4,118,616        2,042,760        1,807,351        1,922,443
                                 ---------------------------------------------------------------------------------------------------
Net investment income (loss)        (1,260,808)       7,047,095       25,867,372        8,473,894       (1,807,351)       1,984,399

Net realized gain (loss)               (34,568)       8,135,854        9,348,288        4,998,960       (6,402,959)      (2,588,397)
Unrealized appreciation
  (depreciation) during the
  period                           (21,530,458)       7,613,413      (31,278,573)      14,982,816       34,265,188       (5,159,090)
                                 ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from operations                  (22,825,834)      22,796,362        3,937,087       28,455,670       26,054,878       (5,763,088)

Changes from principal
  transactions:
    Purchase payments               41,030,648       23,670,823       65,879,887       48,763,678       13,981,057       18,406,894
    Transfers between sub-
      accounts and the
      Company                       31,041,113        1,405,970      107,902,641       63,401,411        2,554,059      (18,344,695)
     Withdrawals                    (9,853,897)      (5,184,070)     (25,638,236)     (11,480,477)     (10,944,275)     (11,460,776)
     Annual contract fee               (50,493)         (20,859)        (108,277)         (35,712)         (49,911)         (41,689)
                                 ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from principal transactions       62,167,371       19,871,864      148,036,015      100,648,900        5,540,930      (11,440,266)
                                 ---------------------------------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity           39,341,537       42,668,226      151,973,102      129,104,570       31,595,808      (17,203,354)
Contract owners' equity at
  beginning of period               98,170,464       55,502,238      196,706,168       67,601,598      123,606,206      140,809,560
                                 ---------------------------------------------------------------------------------------------------

Contract owners' equity at
  end of period                  $ 137,512,001    $  98,170,464    $ 348,679,270    $ 196,706,168    $ 155,202,014    $ 123,606,206
                                 ===================================================================================================

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                     Statements of Operations and Changes in
                       Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                 ---------------------------------------------------------------------------------------------------
                                      REAL ESTATE SECURITIES                   BALANCED                        HIGH YIELD
                                 ---------------------------------------------------------------------------------------------------
                                      YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                       2000            1999              2000            1999             2000            1999
                                 ---------------------------------------------------------------------------------------------------
Income:
 Dividends                       $   1,158,716    $   1,606,291    $   3,964,386    $   7,083,393    $     453,242    $  11,545,406

Expenses:
  Mortality and expense
   risk and administrative
   charges                             507,898          467,023        1,321,982        1,443,252        1,940,401        1,997,783
                                 ---------------------------------------------------------------------------------------------------
Net investment income (loss)           650,818        1,139,268        2,642,404        5,640,141       (1,487,159)       9,547,623

Net realized gain (loss)            (3,041,066)      (6,927,167)      (2,487,625)      (1,412,831)      (5,426,552)      (2,257,195)
Unrealized appreciation
  (depreciation) during the
  period                            10,418,414        2,714,591       (9,650,745)      (6,552,341)      (6,804,957)       1,227,151
                                 ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from operations                    8,028,166       (3,073,308)      (9,495,966)      (2,325,031)     (13,718,668)       8,517,579

Changes from principal
  transactions:
    Purchase payments                5,177,299        4,080,168       10,941,134       29,779,086       19,691,165       29,744,338
    Transfers between sub-
      accounts and the
      Company                       10,027,572       (5,881,514)     (10,419,139)       5,388,722      (13,667,551)      (6,333,119)
     Withdrawals                    (3,300,384)      (3,461,863)      (8,097,238)      (9,245,498)     (14,495,377)     (12,946,674)
     Annual contract fee               (15,181)         (11,688)         (36,965)         (27,011)         (42,218)         (31,743)
                                 ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from principal transactions       11,889,306       (5,274,897)      (7,612,208)      25,895,299       (8,513,981)      10,432,802
                                 ---------------------------------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity           19,917,472       (8,348,205)     (17,108,174)      23,570,268      (22,232,649)      18,950,381
Contract owners' equity at
  beginning of period               29,958,758       38,306,963       98,343,272       74,773,004      143,792,293      124,841,912
                                 ---------------------------------------------------------------------------------------------------

Contract owners' equity at
  end of period                  $  49,876,230    $  29,958,758    $  81,235,098    $  98,343,272    $ 121,559,644    $ 143,792,293
                                 ===================================================================================================

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                     Statements of Operations and Changes in
                       Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                 ---------------------------------------------------------------------------------------------------
                                    LIFESTYLE AGGRESSIVE 1000            LIFESTYLE GROWTH 820            LIFESTYLE BALANCED 640
                                 ---------------------------------------------------------------------------------------------------
                                      YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                       2000            1999              2000            1999             2000            1999
                                 ---------------------------------------------------------------------------------------------------
Income:
 Dividends                       $   3,260,744    $   2,722,018    $  24,070,437    $  14,858,795    $  22,590,170    $  17,810,957

Expenses:
  Mortality and expense
   risk and administrative
   charges                             992,146          708,426        4,681,050        3,749,541        4,654,347        4,121,828
                                 ---------------------------------------------------------------------------------------------------
Net investment income (loss)         2,268,598        2,013,592       19,389,387       11,109,254       17,935,823       13,689,129

Net realized gain (loss)               862,638       (1,222,067)         671,806        1,685,669          100,333         (859,793)
Unrealized appreciation
  (depreciation) during the
  period                            (8,171,974)       5,251,865      (34,792,440)      23,446,478      (14,989,131)      16,069,672
                                 ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from operations                   (5,040,738)       6,043,390      (14,731,247)      36,241,401        3,047,025       28,899,008

Changes from principal
  transactions:
    Purchase payments               29,969,701       15,435,696       86,800,102       70,193,502       58,548,994       61,122,566
    Transfers between sub-
      accounts and the
      Company                        3,930,470      (21,418,342)      11,936,876      (94,123,645)      16,571,536      (82,208,600)
     Withdrawals                    (3,202,336)      (3,918,302)     (19,986,744)     (19,561,667)     (25,752,333)     (20,076,098)
     Annual contract fee               (50,842)         (35,402)        (205,193)        (123,215)        (158,662)        (106,632)
                                 ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from principal transactions       30,646,993       (9,936,350)      78,545,041      (43,615,025)      49,209,535      (41,268,764)
                                 ---------------------------------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity           25,606,255       (3,892,960)      63,813,794       (7,373,624)      52,256,560      (12,369,756)
Contract owners' equity at
  beginning of period               54,970,082       58,863,042      286,671,549      294,045,173      294,068,753      306,438,509
                                 ---------------------------------------------------------------------------------------------------

Contract owners' equity at
  end of period                  $  80,576,337    $  54,970,082    $ 350,485,343    $ 286,671,549    $ 346,325,313    $ 294,068,753
                                 ===================================================================================================

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                     Statements of Operations and Changes in
                       Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                 ---------------------------------------------------------------------------------------------------
                                      LIFESTYLE MODERATE 460          LIFESTYLE CONSERVATIVE 280          SMALL COMPANY VALUE
                                 ---------------------------------------------------------------------------------------------------
                                      YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                       2000            1999              2000            1999             2000            1999
                                 ---------------------------------------------------------------------------------------------------
Income:
 Dividends                       $  15,925,334    $   7,506,470    $   5,172,781    $   5,216,443    $      74,799    $      38,016

Expenses:
  Mortality and expense
   risk and administrative
   charges                           1,974,137        1,849,094        1,104,615        1,128,310          807,207          809,959
                                 ---------------------------------------------------------------------------------------------------
Net investment income (loss)        13,951,197        5,657,376        4,068,166        4,088,133         (732,408)        (771,943)

Net realized gain (loss)              (437,059)       1,153,420         (248,679)         544,159        3,776,487       (5,255,135)
Unrealized appreciation
  (depreciation) during the
  period                            (9,869,828)       1,095,396          507,418       (2,519,013)        (476,014)       9,035,272
                                 ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from operations                    3,644,310        7,906,192        4,326,905        2,113,279        2,568,065        3,008,194

Changes from principal
  transactions:
    Purchase payments               15,178,282       28,704,487        7,805,142       23,265,220        9,375,506        8,866,509
    Transfers between sub-
      accounts and the
      Company                       (5,758,954)      (8,341,574)     (12,552,216)      (1,927,268)      (6,069,006)     (13,624,996)
     Withdrawals                   (11,393,647)      (9,811,239)      (6,546,677)      (6,127,892)      (4,551,929)      (4,843,069)
     Annual contract fee               (61,523)         (41,995)         (28,796)         (18,295)         (22,792)         (18,019)
                                 ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from principal transactions       (2,035,842)      10,509,679      (11,322,547)      15,191,765       (1,268,221)      (9,619,575)
                                 ---------------------------------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity            1,608,468       18,415,871       (6,995,642)      17,305,044        1,299,844       (6,611,381)
Contract owners' equity at
  beginning of period              134,181,905      115,766,034       83,427,946       66,122,902       58,484,021       65,095,402
                                 ---------------------------------------------------------------------------------------------------

Contract owners' equity at
  end of period                  $ 135,790,373    $ 134,181,905    $  76,432,304    $  83,427,946    $  59,783,865    $  58,484,021
                                 ===================================================================================================

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                     Statements of Operations and Changes in
                       Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                 ---------------------------------------------------------------------------------------------------
                                      INTERNATIONAL VALUE (9)           SMALL COMPANY BLEND (9)             TOTAL RETURN (9)
                                 ---------------------------------------------------------------------------------------------------
                                      YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                       2000            1999              2000            1999             2000            1999
                                 ---------------------------------------------------------------------------------------------------
Income:
 Dividends                       $     251,800    $           0    $   8,493,432    $     720,294    $   2,094,744    $           0

Expenses:
  Mortality and expense
   risk and administrative
   charges                             651,186          136,693        1,107,578          164,934        1,478,185          322,526
                                 ---------------------------------------------------------------------------------------------------
Net investment income (loss)          (399,386)        (136,693)       7,385,854          555,360          616,559         (322,526)

Net realized gain (loss)               128,872           33,013        1,701,789          257,693          707,686          (54,031)
Unrealized appreciation
  (depreciation) during the
  period                            (2,465,795)       1,803,901      (32,868,881)       5,215,759        9,055,202          (49,306)
                                 ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from operations                   (2,736,309)       1,700,221      (23,781,238)       6,028,812       10,379,447         (425,863)

Changes from principal
  transactions:
    Purchase payments               18,246,107       11,603,890       30,645,376       15,336,609       41,477,118       28,361,631
    Transfers between sub-
      accounts and the
      Company                       16,299,253       15,682,172       41,747,695       16,834,296       37,567,468       39,133,059
     Withdrawals                    (2,393,767)        (748,816)      (3,473,151)        (340,818)      (6,731,118)      (1,570,783)
     Annual contract fee               (22,698)          (1,435)         (35,746)          (1,898)         (48,508)          (2,473)
                                 ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from principal transactions       32,128,895       26,535,811       68,884,174       31,828,189       72,264,960       65,921,434
                                 ---------------------------------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity           29,392,586       28,236,032       45,102,936       37,857,001       82,644,407       65,495,571
Contract owners' equity at
  beginning of period               28,236,032                0       37,857,001                0       65,495,571                0
                                 ---------------------------------------------------------------------------------------------------

Contract owners' equity at
  end of period                  $  57,628,618    $  28,236,032    $  82,959,937    $  37,857,001    $ 148,139,978    $  65,495,571
                                 ===================================================================================================

(9) Commencement of Operations, May 3, 1999, through a vote of the Board of Directors.

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                     Statements of Operations and Changes in
                       Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                    ------------------------------------------------------------------------------------------------
                                       U.S. LARGE CAP VALUE (9)              MID CAP STOCK (9)              TACTICAL ALLOCATION (10)
                                    ------------------------------------------------------------------------------------------------
                                        YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                         2000            1999               2000            1999                      2000
                                    ------------------------------------------------------------------------------------------------
Income:
 Dividends                          $   1,231,221    $           0     $           0    $           0            $   1,332,431

Expenses:
  Mortality and expense
   risk and administrative
   charges                              2,551,561          626,565           715,767          122,937                  262,422
                                    ------------------------------------------------------------------------------------------------
Net investment income (loss)           (1,320,340)        (626,565)         (715,767)        (122,937)               1,070,009

Net realized gain (loss)                1,307,778         (193,257)         (234,783)        (173,237)                 (57,540)
Unrealized appreciation
  (depreciation) during the
  period                                2,039,607        4,790,566        (2,588,424)         908,828               (2,460,176)
                                    ------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from operations                       2,027,045        3,970,744        (3,538,974)         612,654               (1,447,707)

Changes from principal
  transactions:
    Purchase payments                  69,676,361       57,292,554        30,988,778       15,399,144               23,857,486
    Transfers between sub-
      accounts and the
      Company                          49,204,822       58,617,615        23,181,327       11,691,592               16,534,697
     Withdrawals                       (9,136,666)      (1,920,575)       (2,460,315)        (461,893)              (1,037,549)
     Annual contract fee                  (88,438)          (6,278)          (25,979)          (1,810)                 (15,969)
                                    ------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from principal transactions         109,656,079      113,983,316        51,683,811       26,627,033               39,338,665
                                    ------------------------------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity             111,683,124      117,954,060        48,144,837       27,239,687               37,890,958
Contract owners' equity at
  beginning of period                 117,954,060                0        27,239,687                0                        0
                                    ------------------------------------------------------------------------------------------------

Contract owners' equity at
  end of period                     $ 229,637,184    $ 117,954,060     $  75,384,524    $  27,239,687            $  37,890,958
                                    ================================================================================================

(9) Commencement of Operations, May 3, 1999, through a vote of the Board of Directors.
(10) Commencement of Operations, May 1, 2000, through a vote of the Board of Directors.

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                     Statements of Operations and Changes in
                       Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                 ---------------------------------------------------------------------------------------------------
                                       DYNAMIC GROWTH (10)            INTERNET TECHNOLOGIES (10)        INTERNATIONAL INDEX (10)
                                 ---------------------------------------------------------------------------------------------------
                                      YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                               2000                              2000                             2000
                                 ---------------------------------------------------------------------------------------------------
Income:
 Dividends                                $           0                     $           0                    $     104,347

Expenses:
  Mortality and expense
   risk and administrative
   charges                                      731,507                           390,381                           37,399
                                 ---------------------------------------------------------------------------------------------------
Net investment income (loss)                   (731,507)                         (390,381)                          66,948

Net realized gain (loss)                     (4,564,786)                       (3,855,629)                        (193,990)
Unrealized appreciation
  (depreciation) during the
  period                                    (40,234,177)                      (31,093,383)                        (391,295)
                                 ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from operations                           (45,530,470)                      (35,339,393)                        (518,337)

Changes from principal
  transactions:
    Purchase payments                        77,760,872                        43,329,348                        5,222,617
    Transfers between sub-
      accounts and the
      Company                                78,616,628                        43,429,491                        3,391,636
     Withdrawals                             (2,298,272)                       (1,288,888)                         (92,000)
     Annual contract fee                        (11,230)                           (6,348)                            (278)
                                 ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from principal transactions               154,067,998                        85,463,603                        8,521,975
                                 ---------------------------------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity                   108,537,528                        50,124,210                        8,003,638
Contract owners' equity at
  beginning of period                                 0                                 0                                0
                                 ---------------------------------------------------------------------------------------------------

Contract owners' equity at
  end of period                           $ 108,537,528                     $  50,124,210                    $   8,003,638
                                 ===================================================================================================

(10) Commencement of Operations, May 1, 2000, through a vote of the Board of Directors.

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                     Statements of Operations and Changes in
                       Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                 ---------------------------------------------------------------------------------------------------
                                   TOTAL STOCK MARKET INDEX (10)            500 INDEX (10)                 MID CAP INDEX (10)
                                 ---------------------------------------------------------------------------------------------------
                                      YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                               2000                              2000                             2000
                                 ---------------------------------------------------------------------------------------------------
Income:
 Dividends                                $    116,012                      $    132,092                     $    262,152

Expenses:
  Mortality and expense
   risk and administrative
   charges                                      54,891                           300,294                           69,776
                                 ---------------------------------------------------------------------------------------------------
Net investment income (loss)                    61,121                          (168,202)                         192,376

Net realized gain (loss)                       (41,794)                         (190,043)                        (209,438)
Unrealized appreciation
  (depreciation) during the
  period                                    (1,091,739)                       (5,263,273)                        (176,718)
                                 ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from operations                           (1,072,412)                       (5,621,518)                        (193,780)

Changes from principal
  transactions:
    Purchase payments                        4,102,618                        33,971,178                        5,797,626
    Transfers between sub-
      accounts and the
      Company                                9,553,681                        35,860,190                        8,264,638
     Withdrawals                               (78,976)                         (998,846)                        (199,986)
     Annual contract fee                          (889)                           (4,295)                            (746)
                                 ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from principal transactions               13,576,434                        68,828,227                       13,861,532
                                 ---------------------------------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity                   12,504,022                        63,206,709                       13,667,752
Contract owners' equity at
  beginning of period                                0                                 0                                0
                                 ---------------------------------------------------------------------------------------------------

Contract owners' equity at
  end of period                           $ 12,504,022                      $ 63,206,709                     $ 13,667,752
                                 ===================================================================================================

(10) Commencement of Operations, May 1, 2000, through a vote of the Board of Directors.

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                     Statements of Operations and Changes in
                       Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                 ---------------------------------------------------------------------------------------------------
                                       SMALL CAP INDEX (10)           CAPITAL APPRECIATION (11)            BASIC VALUE FOCUS
                                 ---------------------------------------------------------------------------------------------------
                                      YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                               2000                              2000                     2000            1999
                                 ---------------------------------------------------------------------------------------------------
Income:
 Dividends                                $    189,839                      $          0              $  3,311,277     $  2,014,871

Expenses:
  Mortality and expense
   risk and administrative
   charges                                      30,485                             1,555                   387,775          133,444
                                 ---------------------------------------------------------------------------------------------------
Net investment income (loss)                   159,354                            (1,555)                2,923,502        1,881,427

Net realized gain (loss)                       (30,281)                           23,692                   (14,850)         (18,709)
Unrealized appreciation
  (depreciation) during the
  period                                      (430,652)                          (23,367)                  253,246         (842,689)
                                 ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from operations                             (301,579)                           (1,230)                3,161,898        1,020,029

Changes from principal
  transactions:
    Purchase payments                        3,383,862                           478,603                 9,599,125       10,559,719
    Transfers between sub-
      accounts and the
      Company                                2,615,737                           385,039                 3,757,553        4,408,752
     Withdrawals                               (79,135)                           (4,391)                 (963,661)        (317,296)
     Annual contract fee                          (558)                              (20)                  (28,229)          (4,087)
                                 ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from principal transactions                5,919,906                           859,231                12,364,788       14,647,088
                                 ---------------------------------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity                    5,618,327                           858,001                15,526,686       15,667,117
Contract owners' equity at
  beginning of period                                0                                 0                19,050,878        3,383,761
                                 ---------------------------------------------------------------------------------------------------

Contract owners' equity at
  end of period                           $  5,618,327                      $    858,001              $ 34,577,564     $ 19,050,878
                                 ===================================================================================================

(10) Commencement of Operations, May 1, 2000, through a vote of the Board of Directors.

(11) Commencement of Operations, November 1, 2000, through a vote of the Board of Directors.

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                     Statements of Operations and Changes in
                       Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                    ------------------------------------------------------------------------------------------------
                                          SPECIAL VALUE FOCUS             DEVELOPING CAPITAL MARKETS        CAPITAL GROWTH BOND (12)
                                    ------------------------------------------------------------------------------------------------
                                        YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                         2000            1999               2000            1999                      1999
                                    ------------------------------------------------------------------------------------------------
Income:
 Dividends                          $  2,059,524     $    250,560      $     11,561     $     11,709             $    864,902

Expenses:
  Mortality and expense
   risk and administrative
   charges                               105,688           31,506            29,824            7,049                   55,062
                                    ------------------------------------------------------------------------------------------------
Net investment income (loss)           1,953,836          219,054           (18,263)           4,660                  809,840

Net realized gain (loss)                 145,791          (63,717)           66,317           19,139                 (660,734)
Unrealized appreciation
  (depreciation) during the
  period                              (1,385,469)         704,186          (844,765)         295,033                 (267,578)
                                    ------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from operations                        714,158          859,523          (796,711)         318,832                 (118,472)

Changes from principal
  transactions:
    Purchase payments                  3,345,046        2,095,665         1,087,706          597,141                1,787,667
    Transfers between sub-
      accounts and the
      Company                          1,162,990          665,403           603,692          281,489              (12,288,805)
     Withdrawals                        (230,200)        (275,556)          (49,698)        (125,800)                (285,298)
     Annual contract fee                  (6,170)          (1,270)           (1,599)            (248)                    (620)
                                    ------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from principal transactions          4,271,666        2,484,242         1,640,101          752,582              (10,787,056)
                                    ------------------------------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity              4,985,824        3,343,765           843,390        1,071,414              (10,905,528)
Contract owners' equity at
  beginning of period                  4,617,790        1,274,025         1,312,542          241,128               10,905,528
                                    ------------------------------------------------------------------------------------------------

Contract owners' equity at
  end of period                     $  9,603,614     $  4,617,790      $  2,155,932     $  1,312,542             $          0
                                    ================================================================================================

(12) On April 30, 1999, the Capital Growth Bond Sub-Account ceased operations and was merged with the Investment Quality Bond Sub-Account through a vote of the Board of Directors.

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                     Statements of Operations and Changes in
                       Contract Owners' Equity (continued)

                                                                SUB-ACCOUNT
                                    ------------------------------------------------------------------
                                        WORLDWIDE GROWTH (13)                     TOTAL
                                    ------------------------------------------------------------------
                                        YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                 1999                     2000              1999
                                    ------------------------------------------------------------------
Income:
 Dividends                                 $       319,615          $ 1,297,046,053   $   845,296,685

Expenses:
  Mortality and expense
   risk and administrative
   charges                                         177,079              226,490,104       178,004,548
                                    ------------------------------------------------------------------
Net investment income (loss)                       142,536            1,070,555,949       667,292,137

Net realized gain (loss)                         3,255,622              483,611,857       555,229,763
Unrealized appreciation
  (depreciation) during the
  period                                        (1,523,409)          (3,042,118,831)      825,926,613
                                    ------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from operations                                1,874,749           (1,487,951,025)    2,048,448,513

Changes from principal
  transactions:
    Purchase payments                            2,628,319            3,283,966,017     2,452,701,028
    Transfers between sub-
      accounts and the
      Company                                  (37,474,479)           1,041,422,712       643,567,683
     Withdrawals                                (1,108,247)          (2,002,014,829)   (1,597,183,118)
     Annual contract fee                            (3,338)              (6,730,699)       (4,430,769)
                                    ------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from principal transactions                  (35,957,745)           2,316,643,201     1,494,654,824
                                    ------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity                      (34,082,996)             828,692,176     3,543,103,337
Contract owners' equity at
  beginning of period                           34,082,996           14,692,135,548    11,149,032,211
                                    ------------------------------------------------------------------

Contract owners' equity at
  end of period                            $             0          $15,520,827,724   $14,692,135,548
                                    ==================================================================

(13) On April 30, 1999, the Worldwide Growth Sub-Account ceased operations and was merged with the Global Equity Sub-Account through a vote of the Board of Directors.

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                          Notes to Financial Statements

                                December 31, 2000


1.  ORGANIZATION

The Manufacturers Life Insurance Company of North America Separate Account A (the Account) is a separate account established by The Manufacturers Life Insurance Company of North America (the Company). The Company established the Account on August 24, 1984 as a separate account under Delaware law. The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended, and invests in forty-seven Sub-Accounts of Manufacturers Investment Trust (the Trust) and three Sub-Accounts of Merrill Lynch Variable Series Funds, Inc. The Account is a funding vehicle for variable annuity contracts (the Contracts) issued by the Company. The Account includes five contract types, distinguished principally by the level of expenses and surrender charges. These five contracts are as follows: Venture, Combination Fixed and Variable Annuity, Venture Vision, Combination Fixed and Variable Annuity, Venture Vantage, Combination Fixed and Variable Annuity, Venture No-Load Rollover, Combination Fixed and Variable Annuity (Rollover) and Venture Strategy, Combination Fixed and Variable Annuity.

The Company is a wholly-owned subsidiary of Manulife Wood Logan Holding Company, Inc. (MWLH), which is an indirect wholly-owned subsidiary of The Manufacturers Life Insurance Company (MLI). MLI is a wholly-owned subsidiary of Manulife Financial Corporation. Manulife Financial Corporation and its subsidiaries are known collectively as Manulife Financial.

On May 1, 2000, eight new Sub-Accounts, Tactical Allocation, Dynamic Growth Trust, Internet Technologies Trust, International Index Trust, Total Stock Market Index Trust, 500 Index Trust, Mid Cap Index Trust and Small Cap Index Trust commenced operations.

On May 1, 2000, the Mid Cap Growth Sub-Account was renamed All Cap Growth through a vote of the Board of Directors.

On November 1, 2000, one new Sub-Account, Capital Appreciation commenced operations.

2.  SIGNIFICANT ACCOUNTING POLICIES

Investments are made in the portfolios of the Trust and are valued at the reported net asset values of such portfolios. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)


2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In addition to the Account, a contract holder may also allocate funds to the Fixed Account, which is part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Company's general account has not been registered as an investment company under the Investment Company Act of 1940.

Annuity reserves are computed for contracts under which periodic benefit payments are being made according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 4%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company.

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will periodically review the status of this decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contract.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

3.  AFFILIATED COMPANY TRANSACTIONS

The Company has an Administrative Services Agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the separate account. The Company has an underwriting and distribution agreements with its affiliate, Manufacturers Securities Services LLC (MSS). MSS is 90% owned by the Company and 10% owned by The Manufacturers Life Insurance Company of New York (MNY). MNY is a wholly-owned subsidiary of the Company.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)


4.  CONTRACT CHARGES

There are no deductions made from purchase payments for sales charges at the time of purchase. In the event of a surrender, a contingent deferred sales charge may be charged by the Company to cover sales expenses. An annual administrative fee of $30 is deducted from each contract owners' account on the contract anniversary date to cover contract administration costs. This charge is waived on certain contracts.

Deductions from each Sub-Account are made daily for administrative fees and for the assumption of mortality and expense risk charges as follows:

(i) Venture: deductions ranging from effective annual rates of 1.30% for contracts issued prior to July 31, 1987, to 1.40% of contract value for contracts issued since July 31, 1987 are made daily from each Sub-Account. Venture1 products are charged 1.30% for mortality and expense risk, while all other Venture products are charged a total of 1.40% of contract value for both administration and the assumption of mortality and expense risk at rates of .15% and 1.25%, respectively. Certain Venture products are offered in both the Merrill Lynch Series Funds and the MIT funds.

(ii) Venture Vision: deductions from each Sub-Account are made daily for distribution fees, administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15%, 0.25% and 1.25% of the contract value, respectively.

(iii) Venture Vantage: deductions ranging from effective annual rates of 1.55% to 1.75% of contract value are made daily from each Sub-Account for administration and for the assumption of mortality and expense risks.

(iv) Rollover: deductions from each Sub-Account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and .85% of the contract value, respectively. On June 1, 2000, deductions were reduced to an effective annual rate of 0.15% and 0.30%, respectively.


(v) Venture Strategy: deductions from each Sub-Account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 0.30% of the contract value, respectively.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)


5.  PURCHASES AND SALES OF INVESTMENTS

The following table shows aggregate cost of shares purchased and proceeds from sales of each subaccount for the year ended December 31, 2000:

                                                  PURCHASES             SALES
                                               -----------------------------------

Mid Cap Blend                                  $  458,146,096     $  396,355,467
Investment Quality Bond Portfolio                  84,916,749         93,095,558
Growth & Income Portfolio                         553,633,575        449,702,397
Blue Chip Growth Portfolio                        557,449,552        319,732,480
Money Market Portfolio                          3,803,337,632      4,041,503,988
Global Equity Portfolio                           603,125,301        701,070,047
Global Bond Portfolio                              33,199,767         59,500,373
U.S. Government Securities Portfolio               97,661,174        125,197,061
Diversified Bond Allocation Portfolio              78,726,791         76,750,437
Income & Value Portfolio                          227,232,231        222,415,174
Large Cap Growth Portfolio                        444,086,613        190,636,540
Equity-Income Portfolio                           254,327,763        306,187,461
Strategic Bond Portfolio                           64,692,500         94,047,389
Overseas Portfolio                              1,003,841,680        864,652,674
Growth Portfolio                                  429,691,097        143,594,765
All Cap Growth Portfolio                          544,270,775        209,555,472
International Small Cap Portfolio                 613,293,468        429,671,853
Pacific Rim Emerging Markets Portfolio            269,063,661        260,103,936
Science & Technology Portfolio                    842,673,190        211,036,807
Emerging Small Company Portfolio                  338,114,018        158,524,455
Aggressive Growth Portfolio                       410,776,274        162,511,061
International Stock Portfolio                     396,585,608        335,679,045
Quantitative Equity Portfolio                     286,217,067        112,313,680
Value Portfolio                                    68,941,154         65,207,575
Real Estate Securities Portfolio                   30,417,633         17,877,509
Balanced Portfolio                                 30,684,858         35,654,662
High Yield Portfolio                               70,882,107         80,883,248
Lifestyle Aggressive 1000 Portfolio                56,795,420         23,879,829

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

5.  PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                  PURCHASES               SALES
                                              ----------------------------------

Lifestyle Growth 820 Portfolio                $   135,321,086    $    37,386,659
Lifestyle Balanced 640 Portfolio                  112,384,875         45,239,520
Lifestyle Moderate 460 Portfolio                   38,875,334         26,959,978
Lifestyle Conservative 280 Portfolio               21,645,680         28,900,061
Small Company Value Portfolio                      57,932,747         59,933,377
International Value Portfolio                     121,024,440         89,294,931
Small Company Blend Portfolio                      98,126,200         21,856,172
Total Return Portfolio                             97,090,929         24,209,408
U.S. Large Cap Value Portfolio                    139,257,319         30,921,579
Mid Cap Stock Portfolio                            64,014,613         13,046,567
Tactical Allocation Portfolio                      57,128,018         16,719,344
Dynamic Growth Portfolio                          181,601,011         28,264,520
Internet Technologies Portfolio                   103,082,224         18,009,002
International Index Portfolio                      11,662,536          3,073,612
Total Stock Market Index Portfolio                 16,039,679          2,402,124
500 Index Portfolio                                77,922,071          9,262,046
Mid Cap Index Portfolio                            22,716,521          8,662,614
Small Cap Index Portfolio                           7,624,231          1,544,971
Capital Appreciation Portfolio                      1,741,176            883,499
Basic Value Focus Portfolio                        18,598,999          3,310,709
Special Value Focus Portfolio                       6,993,934            768,432
Developing Capital Markets Focus Portfolio          1,993,473            371,636
                                              ----------------------------------

Total                                         $14,045,560,850    $10,658,361,704
                                              ==================================

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  UNIT VALUES

A summary of the accumulation unit values at December 31, 2000 and 1999 and the accumulation units and dollar values outstanding at December 31, 2000 are as follows:

                                                             1999                                         2000
                                                 -----------------------------------------------------------------------------
                                                    UNIT               UNIT
                                                    VALUE              VALUE                    UNITS             DOLLARS
                                                 -----------------------------------------------------------------------------

Mid Cap Blend Sub-Account:
   Venture 1.30% Fee Contracts                   $64.954980         $60.037547                  10,775          $   646,897
   Venture 1.40% Fee Contracts                    39.416089          36.392717              28,040,381        1,020,465,658
   Venture Vision Contracts                       28.867552          26.586905               2,666,742           70,900,416
   Venture Vantage 1.55% Fee Contracts            16.909177          15.588834               6,979,950          108,809,276
   Venture Vantage 1.75% Fee Contracts                               11.972462                 590,254            7,066,799
   Venture Strategy & Rollover Contracts          15.307946          14.242740                   1,569               22,351
                                                                                            ----------------------------------
                                                                                            38,289,671        1,207,911,397

Investment Quality Bond Sub-Account:
   Venture 1.30% Fee Contracts                    22.052785          23.817687                   2,161               51,465
   Venture 1.40% Fee Contracts                    19.039807          20.541376               7,531,862          154,714,808
   Venture Vision Contracts                       12.847911          13.826642               1,452,012           20,076,451
   Venture Vantage 1.55% Fee Contracts            13.388502          14.422789               2,549,102           36,765,166
   Venture Vantage 1.75% Fee Contracts                               13.054821                  92,766            1,211,046
   Venture Strategy & Rollover Contracts          12.902584          14.027435                     693                9,727
                                                                                            ----------------------------------
                                                                                            11,628,596          212,828,663

Growth & Income Sub-Account:
   Venture 1.40% Fee Contracts                    38.655938          35.404552              53,352,113        1,888,907,658
   Venture Vision Contracts                       30.467742          27.835602               6,794,423          189,126,855
   Venture Vantage 1.55% Fee Contracts            18.506889          16.924924              23,320,240          394,693,291
   Venture Vantage 1.75% Fee Contracts                               11.658205               1,818,651           21,202,209
   Venture Strategy & Rollover Contracts          16.387611          15.124927                  14,169              214,304
                                                                                            ----------------------------------
                                                                                            85,299,596        2,494,144,317
                                                                                            ==================================

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  UNIT VALUES (CONTINUED)

                                                     1999                                          2000
                                                 -----------------------------------------------------------------------------
                                                     UNIT               UNIT
                                                     VALUE              VALUE                   UNITS              DOLLARS
                                                 -----------------------------------------------------------------------------

Blue Chip Growth Sub-Account:
   Venture 1.40% Fee Contracts                     $25.568866         $24.518135              44,270,289      $ 1,085,424,932
   Venture Vision Contracts                         26.518360          25.365287               4,776,229          121,150,419
   Venture Vantage 1.55% Fee Contracts              19.091275          18.279370              17,593,625          321,600,378
   Venture Vantage 1.75% Fee Contracts                                 11.549188               1,770,737           20,450,580
   Venture Strategy & Rollover Contracts            16.700133          16.137290                  13,247              213,770
                                                                                            ----------------------------------
                                                                                              68,424,127        1,548,840,079

Money Market Sub-Account:
   Venture 1.30% Fee Contracts                      17.846774          18.654229                   4,056               75,653
   Venture 1.40% Fee Contracts                      16.291417          17.010114              22,485,137          382,474,749
   Venture Vision Contracts                         12.153141          12.657686               6,957,798           88,069,619
   Venture Vantage 1.55% Fee Contracts              13.515626          14.090782              10,380,388          146,267,779
   Venture Vantage 1.75% Fee Contracts                                 12.724933               1,232,430           15,682,586
   Venture Strategy & Rollover Contracts            13.331106          14.026504                  54,560              765,291
                                                                                            ----------------------------------
                                                                                              41,114,369          633,335,677

Global Equity Sub-Account:
   Venture 1.40% Fee Contracts                      24.633827          27.253960              19,160,693          522,204,754
   Venture Vision Contracts                         19.073534          21.049744               2,514,670           52,933,159
   Venture Vantage 1.55% Fee Contracts              14.232856          15.723185               2,818,770           44,320,035
   Venture Vantage 1.75% Fee Contracts                                 13.554144                 148,782            2,016,616
   Venture Strategy & Rollover Contracts            12.516028          13.953918                     299                4,169
                                                                                            ----------------------------------
                                                                                              24,643,214          621,478,733

Global Bond Sub-Account:
   Venture 1.40% Fee Contracts                      19.632749          19.685989               4,531,875           89,214,444
   Venture Vision Contracts                         13.599529          13.602454                 669,457            9,106,262
   Venture Vantage 1.55% Fee Contracts                                 12.871966                  49,507              637,255
   Venture Vantage 1.75% Fee Contracts              12.511533          12.526713                 686,701            8,602,111
                                                                                            ----------------------------------
                                                                                               5,937,540          107,560,072

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  UNIT VALUES (CONTINUED)

                                                      1999                                      2000
                                                 -----------------------------------------------------------------------------
                                                      UNIT               UNIT
                                                      VALUE              VALUE                  UNITS                DOLLARS
                                                 -----------------------------------------------------------------------------

U.S. Government Securities Sub-Account:
   Venture 1.40% Fee Contracts                     $18.286918         $19.993612               7,806,446        $ 156,079,051
   Venture Vision Contracts                         12.757839          13.913787               1,455,645           20,253,538
   Venture Vantage 1.55% Fee Contracts              13.411398          14.641155               2,093,521           30,651,561
   Venture Vantage 1.75% Fee Contracts                                 13.197644                  71,598              944,919
   Venture Strategy & Rollover Contracts            12.999097          14.321813                     603                8,640
                                                                                            ----------------------------------
                                                                                              11,427,813          207,937,709

Diversified Bond Sub-Account:
   Venture 1.40% Fee Contracts                      18.002047          19.585192               6,292,565          123,241,098
   Venture Vision Contracts                         14.527388          15.765628                 677,041           10,673,969
   Venture Vantage 1.55% Fee Contracts              13.798700          14.989755               1,365,715           20,471,731
   Venture Vantage 1.75% Fee Contracts                                 13.190998                  99,109            1,307,348
   Venture Strategy & Rollover Contracts            13.123588          14.387750                       6                   91
                                                                                            ----------------------------------
                                                                                               8,434,436          155,694,237

Income & Value Sub-Account:
   Venture 1.40% Fee Contracts                      22.230152          23.004542              18,734,622          430,981,392
   Venture Vision Contracts                         17.986686          18.566934               1,566,845           29,091,504
   Venture Vantage 1.55% Fee Contracts              15.408317          15.921242               2,223,402           35,399,318
   Venture Vantage 1.75% Fee Contracts                                 12.710793                 175,347            2,228,804
   Venture Strategy & Rollover Contracts            14.181104          14.788189                   1,432               21,174
                                                                                            ----------------------------------
                                                                                              22,701,648          497,722,192

Large Cap Growth Sub-Account:
   Venture 1.40% Fee Contracts                      28.465074          24.071737              13,706,307          329,934,614
   Venture Vision Contracts                         23.393391          19.733542               1,348,004           26,600,886
   Venture Vantage 1.55% Fee Contracts              18.238886          15.400808               6,777,169          104,373,877
   Venture Vantage 1.75% Fee Contracts                                 10.924721                 751,651            8,211,574
   Venture Strategy & Rollover Contracts            16.461980          14.028600                   2,050               28,761
                                                                                            ----------------------------------
                                                                                              22,585,181          469,149,712

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  UNIT VALUES (CONTINUED)

                                                       1999                                 2000
                                                     ----------       ------------------------------------------------
                                                       UNIT              UNIT
                                                       VALUE             VALUE              UNITS           DOLLARS
                                                     ----------       ------------------------------------------------
Equity-Income Sub-Account:
   Venture 1.40% Fee Contracts                       $22.487758       $25.057453          23,316,478     $ 584,251,539
   Venture Vision Contracts                           21.149570        23.507739           2,753,468        64,727,806
   Venture Vantage 1.55% Fee Contracts                14.507362        16.140990           5,941,747        95,905,679
   Venture Vantage 1.75% Fee Contracts                                 14.266438             301,379         4,299,603
   Venture Strategy & Rollover Contracts              12.759601        14.327119              25,293           362,370
                                                                                         -----------------------------
                                                                                          32,338,365       749,546,997

Strategic Bond Sub-Account:
   Venture 1.40% Fee Contracts                        14.602672        15.463354          10,578,156       163,573,768
   Venture Vision Contracts                           14.321908        15.128283           1,385,287        20,957,011
   Venture Vantage 1.55% Fee Contracts                12.844300        13.581019           2,237,995        30,394,250
   Venture Vantage 1.75% Fee Contracts                                 12.905776             101,745         1,313,092
   Venture Strategy & Rollover Contracts              12.428556        13.262545                   7                88
                                                                                         -----------------------------
                                                                                          14,303,190       216,238,209

Overseas Sub-Account:
   Venture 1.40% Fee Contracts                        17.044524        13.661286          19,260,577       263,124,250
   Venture Vision Contracts                           16.833813        13.458771           1,965,882        26,458,352
   Venture Vantage 1.55% Fee Contracts                17.203799        13.768330           4,697,452        64,676,072
   Venture Vantage 1.75% Fee Contracts                                 11.222510             341,876         3,836,704
   Venture Strategy & Rollover Contracts              16.319479        13.181065                   8               101
                                                                                         -----------------------------
                                                                                          26,265,795       358,095,479

Growth Sub-Account:
   Venture 1.40% Fee Contracts                        28.060585        20.120816          18,692,626       376,110,884
   Venture Vision Contracts                           27.818889        19.897782           1,860,764        37,025,081
   Venture Vantage 1.55% Fee Contracts                20.209678        14.469646           8,062,197       116,657,142
   Venture Vantage 1.75% Fee Contracts                                  9.089389             633,621         5,759,226
   Venture Strategy & Rollover Contracts              18.549262        13.403429               5,743            76,980
                                                                                         -----------------------------
                                                                                          29,254,951       535,629,313

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  UNIT VALUES (CONTINUED)

                                                       1999                                 2000
                                                     ----------       ------------------------------------------------
                                                       UNIT              UNIT
                                                       VALUE             VALUE              UNITS           DOLLARS
                                                     ----------       ------------------------------------------------
All Cap Growth Sub-Account:
   Venture 1.40% Fee Contracts                       $27.113084       $23.852189          21,834,220     $ 520,793,948
   Venture Vision Contracts                           26.855000        23.566248           2,395,792        56,459,829
   Venture Vantage 1.55% Fee Contracts                21.871173        19.211930           8,242,800       158,360,090
   Venture Vantage 1.75% Fee Contracts                                 10.349704           1,211,311        12,536,711
   Venture Strategy & Rollover Contracts              19.917321        17.657078               3,032            53,544
                                                                                         -----------------------------
                                                                                          33,687,155       748,204,122

International Small Cap Sub-Account:
   Venture 1.40% Fee Contracts                        26.974754        18.844170           8,548,059       161,081,074
   Venture Vision Contracts                           26.718058        18.618300             680,580        12,671,238
   Venture Vantage 1.55% Fee Contracts                23.749328        16.566096           2,517,130        41,699,024
   Venture Vantage 1.75% Fee Contracts                                 10.030446             220,745         2,214,175
   Venture Strategy & Rollover Contracts              22.341682        15.728111               6,808           107,072
                                                                                         -----------------------------
                                                                                          11,973,322       217,772,583

Pacific Rim Emerging Markets Sub-Account:
   Venture 1.40% Fee Contracts                        12.359297         9.217819           4,332,649        39,937,570
   Venture Vision Contracts                           12.267100         9.126236             395,320         3,607,782
   Venture Vantage 1.55% Fee Contracts                11.984246         8.924717           1,688,637        15,070,608
   Venture Vantage 1.75% Fee Contracts                                 10.941915              71,623           783,688
   Venture Strategy & Rollover Contracts              18.168886        13.655344                  99             1,355
                                                                                         -----------------------------
                                                                                           6,488,328        59,401,003

Science & Technology Sub-Account:
   Venture 1.40% Fee Contracts                        37.943261        24.672266          27,106,225       668,772,005
   Venture Vision Contracts                           37.660683        24.427405           2,551,798        62,333,803
   Venture Vantage 1.55% Fee Contracts                30.445751        19.767418          12,900,698       255,013,492
   Venture Vantage 1.75% Fee Contracts                                  8.857329           1,488,393        13,183,184
   Venture Strategy & Rollover Contracts              30.621118        20.064987               8,507           170,690
                                                                                         -----------------------------
                                                                                          44,055,621       999,473,174

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  UNIT VALUES (CONTINUED)

                                                       1999                                  2000
                                                     ----------       ------------------------------------------------
                                                       UNIT              UNIT
                                                       VALUE             VALUE               UNITS          DOLLARS
                                                     ----------       ------------------------------------------------
Emerging Small Company Sub-Account:
   Venture 1.40% Fee Contracts                       $24.610648       $23.225958           6,816,457     $ 158,318,746
   Venture Vision Contracts                           24.427201        22.995348             666,506        15,326,535
   Venture Vantage 1.55% Fee Contracts                22.035674        20.764734           3,225,573        66,978,169
   Venture Vantage 1.75% Fee Contracts                                 10.932942             514,633         5,626,452
   Venture Strategy & Rollover Contracts              19.436616        18.484616               5,716           105,666
                                                                                         -----------------------------
                                                                                          11,228,885       246,355,568

Aggressive Growth Sub-Account:
   Venture 1.40% Fee Contracts                        16.628126        16.889157          12,104,009       204,426,503
   Venture Vision Contracts                           16.504105        16.721411           1,165,307        19,485,584
   Venture Vantage 1.55% Fee Contracts                15.594503        15.815609           6,157,970        97,392,043
   Venture Vantage 1.75% Fee Contracts                                 11.182499             929,491        10,394,037
   Venture Strategy & Rollover Contracts              15.834780        16.207424              17,003           275,574
                                                                                         -----------------------------
                                                                                          20,373,780       331,973,741

International Stock Sub-Account:
   Venture 1.40% Fee Contracts                        18.338932        15.087850           5,936,757        89,572,901
   Venture Vision Contracts                           18.202233        14.938063             890,893        13,308,212
   Venture Vantage 1.55% Fee Contracts                16.397239        13.470191           2,448,991        32,988,378
   Venture Vantage 1.75% Fee Contracts                                 11.202883             131,842         1,477,012
                                                      16.253406        13.475212                 240             3,234
                                                                                         -----------------------------
                                                                                           9,408,723       137,349,737

Quantitative Equity Sub-Account:
   Venture 1.40% Fee Contracts                        24.202942        25.371611           8,988,361       228,049,200
   Venture Vision Contracts                           24.022598        25.119884           1,567,928        39,386,180
   Venture Vantage 1.55% Fee Contracts                18.834509        19.714449           3,794,636        74,809,153
   Venture Vantage 1.75% Fee Contracts                                 12.092105             522,171         6,314,150
   Venture Strategy & Rollover Contracts              16.959503        17.915408               5,443            97,509
                                                                                         -----------------------------
                                                                                          14,878,539       348,656,192

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  UNIT VALUES (CONTINUED)

                                                       1999                                 2000
                                                     ----------       ------------------------------------------------
                                                       UNIT              UNIT
                                                       VALUE             VALUE              UNITS           DOLLARS
                                                     ----------       ------------------------------------------------
Value Sub-Account:
   Venture 1.40% Fee Contracts                       $13.987433       $17.182340           5,934,243     $ 101,964,176
   Venture Vision Contracts                           13.883152        17.011828           1,021,344        17,374,922
   Venture Vantage 1.55% Fee Contracts                11.517818        14.127502           2,383,350        33,670,775
   Venture Vantage 1.75% Fee Contracts                                 15.552753             124,861         1,941,928
   Venture Strategy & Rollover Contracts              10.786297        13.351990               1,554            20,750
                                                                                         -----------------------------
                                                                                           9,465,352       154,972,551

Real Estate Securities Sub-Account:
   Venture 1.40% Fee Contracts                        11.174188        13.852028           2,419,975        33,521,562
   Venture Vision Contracts                           11.090818        13.714476             340,994         4,676,555
   Venture Vantage 1.55% Fee Contracts                10.107930        12.511528             883,570        11,054,807
   Venture Vantage 1.75% Fee Contracts                                 13.588062              42,484           577,270
   Venture Strategy & Rollover Contracts               9.488883        11.853453                 747             8,851
                                                                                         -----------------------------
                                                                                           3,687,770        49,839,045

Balanced Sub-Account;
   Venture 1.40% Fee Contracts                        15.962370        14.272291           3,281,595        46,835,876
   Venture Vision Contracts                           15.843343        14.130567             591,032         8,351,618
   Venture Vantage 1.55% Fee Contracts                13.941569        12.446809           2,033,364        25,308,887
   Venture Vantage 1.75% Fee Contracts                                 11.252446              53,977           607,377
   Venture Strategy & Rollover Contracts              12.856009        11.583489               2,015            23,338
                                                                                         -----------------------------
                                                                                           5,961,983        81,127,096

High Yield Sub-Account:
   Venture 1.40% Fee Contracts                        14.993652        13.459828           5,218,058        70,234,166
   Venture Vision Contracts                           14.881850        13.326181           1,288,639        17,172,636
   Venture Vantage 1.55% Fee Contracts                13.844359        12.409523           2,660,028        33,009,679
   Venture Vantage 1.75% Fee Contracts                                 11.519841              63,437           730,781
   Venture Strategy & Rollover Contracts              13.130722        11.878374               1,643            19,519
                                                                                         -----------------------------
                                                                                           9,231,805       121,166,781

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  UNIT VALUES (CONTINUED)

                                                       1999                                  2000
                                                     ----------       ------------------------------------------------
                                                       UNIT              UNIT
                                                       VALUE             VALUE               UNITS          DOLLARS
                                                     ----------       ------------------------------------------------
Lifestyle Aggressive 1000 Sub-Account:
   Venture 1.40% Fee Contracts                       $15.974195       $14.948006           3,511,699      $ 52,492,900
   Venture Vision Contracts                           15.855076        14.799593             260,737         3,858,803
   Venture Vantage 1.55% Fee Contracts                14.195565        13.263783           1,664,008        22,071,046
   Venture Vantage 1.75% Fee Contracts                                 11.872645             179,283         2,128,558
   Venture Strategy & Rollover Contracts              13.497935        12.728218               1,966            25,030
                                                                                         -----------------------------
                                                                                           5,617,693        80,576,337

Lifestyle Growth 820 Sub-Account:
   Venture 1.40% Fee Contracts                        16.893101        16.162371          13,783,663       222,776,677
   Venture Vision Contracts                           16.767184        16.001947           1,530,049        24,483,756
   Venture Vantage 1.55% Fee Contracts                14.903883        14.237879           6,749,479        96,098,268
   Venture Vantage 1.75% Fee Contracts                                 12.089786             574,231         6,942,329
   Venture Strategy & Rollover Contracts              14.033145        13.529644               5,139            69,535
                                                                                         -----------------------------
                                                                                          22,642,561       350,370,565

Lifestyle Balanced 640 Sub-Account:
   Venture 1.40% Fee Contracts                        16.257312        16.437657          12,129,776       199,385,097
   Venture Vision Contracts                           16.136115        16.274494           1,778,907        28,950,807
   Venture Vantage 1.55% Fee Contracts                14.456141        14.594658           7,589,414       110,764,903
   Venture Vantage 1.75% Fee Contracts                                 12.355297             512,761         6,335,309
   Venture Strategy & Rollover Contracts              13.671696        13.929909              16,882           235,160
                                                                                         -----------------------------
                                                                                          22,027,740       345,671,276

Lifestyle Moderate 460 Sub-Account:
   Venture 1.40% Fee Contracts                        16.142259        16.596254           4,611,811        76,538,795
   Venture Vision Contracts                           16.021927        16.431521           1,111,820        18,268,893
   Venture Vantage 1.55% Fee Contracts                14.566774        14.954083           2,599,476        38,872,787
   Venture Vantage 1.75% Fee Contracts                                 12.579492             137,563         1,730,477
   Venture Strategy & Rollover Contracts              13.746687        14.242240              10,112           144,012
                                                                                         -----------------------------
                                                                                           8,470,782       135,554,964

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  UNIT VALUES (CONTINUED)

                                                       1999                                  2000
                                                     ----------       ------------------------------------------------
                                                       UNIT              UNIT
                                                       VALUE             VALUE               UNITS           DOLLARS
                                                     ----------       ------------------------------------------------
Lifestyle Conservative 280 Sub-Account:
   Venture 1.40% Fee Contracts                       $15.439823       $16.397834           2,496,383      $ 40,935,281
   Venture Vision Contracts                           15.324704        16.235059             715,952        11,623,523
   Venture Vantage 1.55% Fee Contracts                14.296546        15.160940           1,562,853        23,694,317
   Venture Vantage 1.75% Fee Contracts                                 12.913124              11,403           147,243
   Venture Strategy & Rollover Contracts              13.593172        14.547877               2,196            31,940
                                                                                         -----------------------------
                                                                                           4,788,787        76,432,304

Small Company Value Sub-Account:
   Venture 1.40% Fee Contracts                        11.904646        12.436171           3,123,031        38,838,544
   Venture Vision Contracts                           11.837890        12.335633             611,635         7,544,908
   Venture Vantage 1.55% Fee Contracts                11.864553        12.375754           1,032,739        12,780,919
   Venture Vantage 1.75% Fee Contracts                                 13.356548              39,250           524,251
   Venture Strategy & Rollover Contracts                               12.266242               1,233            15,119
                                                                                         -----------------------------
                                                                                           4,807,888        59,703,741

International Value Sub-Account:
   Venture 1.40% Fee Contracts                        12.860110        11.862293           2,738,541        32,485,379
   Venture Vision Contracts                           12.838810        11.813131             272,914         3,223,971
   Venture Vantage 1.55% Fee Contracts                12.847324        11.832776           1,730,537        20,477,058
   Venture Vantage 1.75% Fee Contracts                                 11.868508             119,059         1,413,047
                                                                                         -----------------------------
                                                                                           4,861,051        57,599,455

Small Company Blend Sub-Account:
   Venture 1.40% Fee Contracts                        15.922213        12.601917           3,886,331        48,975,224
   Venture Vision Contracts                           15.895877        12.549695             760,889         9,548,926
   Venture Vantage 1.55% Fee Contracts                15.906411        12.570556           1,798,513        22,608,313
   Venture Vantage 1.75% Fee Contracts                                  9.630818             181,602         1,748,979
   Venture Strategy & Rollover Contracts                                9.554061               5,325            50,875
                                                                                         -----------------------------
                                                                                           6,632,660        82,932,317

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  UNIT VALUES (CONTINUED)

                                                        1999                                2000
                                                     ----------       ------------------------------------------------
                                                        UNIT            UNIT
                                                       VALUE            VALUE               UNITS           DOLLARS
                                                     ----------       ------------------------------------------------
Total Return Sub-Account:
   Venture 1.40% Fee Contracts                       $12.255674       $13.404017           6,181,792      $ 82,860,844
   Venture Vision Contracts                           12.235367        13.348487             833,759        11,129,425
   Venture Vantage 1.55% Fee Contracts                12.243486        13.370675           3,707,347        49,569,733
   Venture Vantage 1.75% Fee Contracts                                 13.220054             314,470         4,157,311
                                                                                         -----------------------------
                                                                                          11,037,368       147,717,313

U.S. Large Cap Value Sub-Account:
   Venture 1.40% Fee Contracts                        12.721279        12.894130           9,954,513       128,354,788
   Venture Vision Contracts                           12.700198        12.840714           1,249,139        16,039,835
   Venture Vantage 1.55% Fee Contracts                12.708630        12.862059           6,199,448        79,737,672
   Venture Vantage 1.75% Fee Contracts                                 12.467016             417,203         5,201,274
                                                                                         -----------------------------
                                                                                          17,820,303       229,333,569

Mid Cap Stock Sub-Account:
   Venture 1.40% Fee Contracts                        12.483520        11.821790           3,543,334        41,888,551
   Venture Vision Contracts                           12.462837        11.772795             578,523         6,810,830
   Venture Vantage 1.55% Fee Contracts                12.471106        11.792364           2,050,855        24,184,432
   Venture Vantage 1.75% Fee Contracts                                 12.208008             194,878         2,379,071
   Venture Strategy & Rollover Contracts                               12.483407               9,744           121,641
                                                                                         -----------------------------
                                                                                           6,377,334        75,384,525


Tactical Allocation Sub-Account:
   Venture 1.40% Fee Contracts                                         11.989936           2,142,032        25,682,830
   Venture Vision Contracts                                            11.970334             139,120         1,665,310
   Venture Vantage 1.55% Fee Contracts                                 11.978173             680,285         8,148,567
   Venture Vantage 1.75% Fee Contracts                                 12.188577             194,588         2,371,748
   Venture Strategy & Rollover Contracts                               12.064740                 928            11,193
                                                                                         -----------------------------
                                                                                           3,156,953        37,879,648

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  UNIT VALUES (CONTINUED)

                                                       1999                                 2000
                                                     ----------       ------------------------------------------------
                                                       UNIT              UNIT
                                                      VALUE             VALUE               UNITS           DOLLARS
                                                     ----------       ------------------------------------------------
Dynamic Growth Sub-Account:
   Venture 1.40% Fee Contracts                                         $7.906976           8,341,104      $ 65,952,913
   Venture Vision Contracts                                             7.894008             754,062         5,952,572
   Venture Vantage 1.55% Fee Contracts                                  7.899193           3,937,399        31,102,278
   Venture Vantage 1.75% Fee Contracts                                  8.771239             628,926         5,516,459
   Venture Strategy & Rollover Contracts                                7.956456               1,259            10,020
                                                                                         -----------------------------
                                                                                          13,662,750       108,534,242

Internet Technologies Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
     27 Contracts                                                       6.965644           4,488,445        31,264,912
   VIS 5,6,25 and 26 Contracts                                          6.954217             367,555         2,556,057
   VTG20 Contracts                                                      6.958782           1,928,784        13,421,990
   VTG50 Contracts                                                      7.012603             410,868         2,881,252
                                                                                         -----------------------------
                                                                                           7,195,652        50,124,211

International Index Sub-Account:
   Venture 1.40% Fee Contracts                                         11.167069             454,096         5,070,917
   Venture Vision Contracts                                            11.148798              47,727           532,102
   Venture Vantage 1.55% Fee Contracts                                 11.156110             191,428         2,135,594
   Venture Vantage 1.75% Fee Contracts                                 11.529885              22,986           265,025
                                                                                         -----------------------------
                                                                                             716,237         8,003,638

Total Stock Market Index Sub-Account:
   Venture 1.40% Fee Contracts                                         11.142088             440,448         4,907,507
   Venture Vision Contracts                                            11.123861              81,926           911,336
   Venture Vantage 1.55% Fee Contracts                                 11.131148             570,701         6,352,561
   Venture Vantage 1.75% Fee Contracts                                 11.456807              29,032           332,618
                                                                                         -----------------------------
                                                                                           1,122,107        12,504,022

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  UNIT VALUES (CONTINUED)

                                                       1999                                 2000
                                                     ----------       ------------------------------------------------
                                                       UNIT             UNIT
                                                       VALUE            VALUE               UNITS           DOLLARS
                                                     ----------       ------------------------------------------------
500 Index Sub-Account:
   Venture 1.40% Fee Contracts                                        $11.200577           3,818,844      $ 42,773,256
   Venture Vision Contracts                                            11.182275             320,396         3,582,751
   Venture Vantage 1.55% Fee Contracts                                 11.189592           1,351,791        15,125,991
   Venture Vantage 1.75% Fee Contracts                                 11.516966             141,045         1,624,407
                                                                                         -----------------------------
                                                                                           5,632,076        63,106,405

Mid Cap Index Sub-Account:
   Venture 1.40% Fee Contracts                                         13.271787             525,751         6,977,650
   Venture Vision Contracts                                            13.250096             196,940         2,609,474
   Venture Vantage 1.55% Fee Contracts                                 13.258777             266,762         3,536,937
   Venture Vantage 1.75% Fee Contracts                                 13.223282              41,116           543,690
                                                                                         -----------------------------
                                                                                           1,030,569        13,667,751

Small Cap Index Sub-Account:
   Venture 1.40% Fee Contracts                                         11.596178             296,558         3,438,943
   Venture Vision Contracts                                            11.577217              22,709           262,905
   Venture Vantage 1.55% Fee Contracts                                 11.584805             145,548         1,686,140
   Venture Vantage 1.75% Fee Contracts                                 11.943325              19,286           230,340
                                                                                         -----------------------------
                                                                                             484,101         5,618,328

Capital Appreciation Sub-Account:
   Venture 1.40% Fee Contracts                                         10.945558              62,891           688,377
   Venture Vision Contracts                                            10.941194               6,671            72,985
   Venture Vantage 1.55% Fee Contracts                                 10.942940               8,809            96,394
   Venture Vantage 1.75% Fee Contracts                                 10.939455                  22               244
                                                                                         -----------------------------
                                                                                              78,393           858,000

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  UNIT VALUES (CONTINUED)

                                                       1999                                 2000
                                                     ----------       ------------------------------------------------
                                                       UNIT             UNIT
                                                       VALUE            VALUE               UNITS           DOLLARS
                                                     ----------       ------------------------------------------------
Basic Value Focus Sub-Account:
   Venture 1.40% Fee Contracts                       $20.300779       $22.514992            956,810        $21,542,564
   Venture Vantage 1.55% Fee Contracts                14.325771        15.864568            713,263         11,315,616
   Venture Vantage 1.75% Fee Contracts                                 13.588646            126,531          1,719,384
                                                                                         -----------------------------
                                                                                          1,796,604         34,577,564

Developing Capital Market Focus Sub-Account:
   Venture 1.40% Fee Contracts                        10.419795         7.313442            203,402          1,487,567
   Venture Vantage 1.55% Fee Contracts                15.787402        11.064248             51,259            567,140
   Venture Vantage 1.75% Fee Contracts                                  9.694543             10,441            101,225
                                                                                         -----------------------------
                                                                                            265,102          2,155,932

Special Value Focus Sub-Account:
   Venture 1.40% Fee Contracts                        33.685273        38.059573            153,558          5,844,362
   Venture Vantage 1.55% Fee Contracts                13.943374        15.730490            225,025          3,539,747
   Venture Vantage 1.75% Fee Contracts                                 12.606854             17,411            219,504
                                                                                         -----------------------------
                                                                                            395,994          9,603,613

CONTRACT OWNERS' EQUITY (NET OF ANNUITY RESERVES)                                                      $15,500,314,099
                                                                                                       ===============



            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

7.  DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                                     PART C




                               OTHER INFORMATION

Guide to Name Changes and Successions:

The following name changes took place October 1, 1997:

                              Old Name                                                        New Name

NASL Variable Account                                        The Manufacturers Life Insurance Company of North America
                                                             Separate Account A
North American Security Life Insurance Company               The Manufacturers Life Insurance Company of North America

The following name changes took place November 1, 1997:

                              Old Name                                                        New Name

NAWL Holding Co., Inc.                                       Manulife-Wood Logan Holding Co., Inc.

The following name changes took place September 24, 1999:

                              Old Name                                                        New Name

Wood Logan Associates, Inc.                                  Manulife Wood Logan, Inc.

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

                                    * * * * *

Item 24.  Financial Statements and Exhibits

         (a)      Financial Statements

                  (1) Financial Statements of the Registrant, The Manufacturers Life Insurance Company of North America Separate Account A, formerly NASL Variable Account (Part B of the registration statement). - FILED HEREIN

                  (2) Financial Statements of the Depositor, The Manufacturers Life Insurance Company of North America, formerly North American Security Life Insurance Company (Part B of the registration statement). - FILED HEREIN

         (b)      Exhibits

                  (1)      (i)      Resolution of the Board of Directors of
                                    North American Security Life Insurance
                                    Company establishing the NASL Variable
                                    Account -- Incorporated by reference to
                                    Exhibit (b)(1)(i) to Form N-4, file number
                                    33-76162, filed February 25, 1998.

                           (ii) Resolution of the Board of Directors of North American Security Life Insurance Company redesignating existing sub-accounts and dividing the NASL Variable Account to create additional sub-accounts, dated May 30, 1995 -- Previously filed as Exhibit
                                    (b)(1)(ii) to post-effective amendment no. 2 to Form N-4 filed March 1, 1996.

                           (iii) Resolution of the Board of Directors of North American Security Life Insurance Company redesignating existing sub-accounts and dividing the NASL Variable Account to create additional sub-accounts, dated September 30, 1996 -- Previously filed as Exhibit (b)(1)(iii) to post effective amendment no. 3 to Form N-4 filed February 28, 1997.

                           (iv) Resolution of the Board of Directors of North American Security Life Insurance Company redesignating existing sub-accounts and dividing the NASL Variable Account to create additional sub-accounts, dated September 30, 1996 -- Previously filed as Exhibit (b)(1)(iv) to post effective amendment no. 3 to Form N-4 filed February 28, 1997.

                           (v) Resolution of the Board of Directors of North American Security Life Insurance Company redesignating existing sub-accounts and dividing the NASL Variable Account to create four additional sub-accounts dated September 26, 1997 -- Incorporated by reference to Exhibit (b)(1)(v) to Form N-4, file number 33-76162 filed February 25, 1998.

         (2) Agreements for custody of securities and similar investments - Not Applicable.

         (3)      (i)      Underwriting Agreement between North American
                           Security Life Insurance Company (Depositor) and NASL
                           Financial Services, Inc. (Underwriter) --
                           Incorporated by reference to Exhibit (b)(3)(i) to Form N-4, file number 33-76162, filed March 1, 1999.

                  (ii) Promotional Agent Agreement between NASL Financial Services, Inc. (Underwriter), North American Security Life Insurance Company (Depositor) and Wood Logan Associates, Inc. (Promotional Agent) and NAWL Holding Company, Inc. -- Previously filed as Exhibit
                           (b)(3)(iii) to post effective amendment no. 3 to Form N-4 filed February 28, 1997.

                  (iii) Amendment to Promotional Agent Agreement - Incorporated by reference to Exhibit (b)(3)(iii) to Form N-4, file number 33-76162, filed February 25, 1998.

                  (iv) Form of Selling Agreement between The Manufacturers Life Insurance Company of North America, Manufacturers Securities Services, LLC, Selling Broker-Dealer and General Agent -- Incorporated by reference to Exhibit (b)(3)(iv) to Form N-4, file number 33-76162, filed February 25, 1998.

         (4)      (i)      Specimen Flexible Payment Deferred Combination Fixed
                           and Variable Group Annuity Contract,
                           Non-Participating -- Previously filed as Exhibit
                           (b)(4)(i) to post effective amendment no. 4 to Form
                           N-4 filed February 26, 1998.

                  (ii) Specimen Certificate Under Flexible Payment Deferred Combination Fixed and Variable Group Annuity Contract, Non-Participating -- Previously filed as Exhibit (b)(4)(ii) to post effective amendment no. 4 to Form N-4 filed February 26, 1998.

                  (iii) Specimen Endorsements to Contract: (i) Individual Retirement Annuity Endorsement; (ii) ERISA Tax-sheltered Annuity Endorsement; (iii) Tax-sheltered Annuity Endorsement; (iv) Section 401 Plans Endorsement; (v) Texas Optional Retirement Program Endorsement; (vi) Qualified Contract Provisions; (vii) Fixed Account Endorsement; (viii) Death Benefit Endorsement -- Previously filed as Exhibit (b)(4)(iii) to post effective amendment no. 4 to Form N-4 filed February 26, 1998.

                  (iv) Specimen Death Benefit Endorsements to Contract (apply to certain prior contracts only) -- Previously filed as Exhibit (b)(4)(iv) to post effective amendment no. 4 to Form N-4 filed February 26, 1998.

                  (v) Change of Name Endorsement -- Incorporated by reference to Exhibit (4)(v) to post-effective amendment no. 1 to Form S-1, file number 333-6011 filed October 9, 1997.

                  (vi) Fixed Account Endorsement - Previously filed as Exhibit (b)(4)(vi) to post effective amendment no. 6 to Form N-4 filed March 2, 1999.

                  (vii) Roth Individual Retirement Annuity Endorsement - Incorporated by reference to Exhibit (b)(4)(ii)(F) to Form N-4, file number 33-76162, filed March 1, 1999.

         (5)      (i)      Specimen Group Holder Application for Flexible
                           Payment Deferred Combination Fixed and Variable Group
                           Annuity Contract -- Previously filed as Exhibit
                           (b)(5)(i) to post effective amendment no. 4 to Form
                           N-4 filed February 26, 1998.

                  (ii) Specimen Participant Application for the Flexible Payment Deferred Combination Fixed and Variable Group Annuity Application -- Previously filed as Exhibit
                           (b)(5)(ii) to post effective amendment no. 4 to Form N-4 filed February 26, 1998.

                  (iii) Specimen Application for the Flexible Payment Deferred Combination Fixed and Variable Annuity Application - Incorporated by reference to Exhibit
                           (5)(i)(B) to post effective amendment no. 6 to Form N-4, file number 33-76162, filed March 1, 1999.

         (6)      (i)      Certificate of Incorporation of North American
                           Security Life Insurance Company -- Incorporated by reference to Exhibit (3)(i) to Form 10Q of The
                           Manufacturers Life Insurance Company of North America filed November 14, 1997.

                  (ii) Certificate of Amendment of Certificate of Incorporation of the Company, Name Change July 1984 -- Incorporated by reference to Exhibit (3)(i)(a) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

                  (iii) Certificate of Amendment of Certificate of Incorporation of the Company, Authorization of Capital December 1994 -- Incorporated by reference to Exhibit (3)(i)(b) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

                  (iv) Certificate of Amendment of Certificate of Incorporation, Name change March 1997 -- Incorporated by reference to Exhibit (3)(i)(a) to post effective amendment no. 1 to Form S-1 on behalf of The Manufacturers Life Insurance Company of North America, file number 333-6011, filed October 9, 1997.

                  (v) Certificate of Amendment of Certificate of Incorporation of the Company, Registered Agent July 1997 -- Incorporated by reference to Exhibit
                           (3)(i)(c) to Form 10Q of The Manufacturers Life Insurance Company of North America filed November 14, 1997.

                  (vi) Amended and Restated By-laws of The Manufacturers Life Insurance Company of North America -- Incorporated by reference to Exhibit (3)(ii) to Form 10Q of The Manufacturers Life Insurance Company of North America filed November 14, 1997.

         (7)      (i)      Contract of reinsurance in connection with the
                           variable annuity contracts being offered - Form of Reinsurance and Accounts Receivable Agreements between North American Security Life Insurance
                           Company and ITT Lyndon Life, effective December 31,
                           1993, and amendments -- Incorporated by reference to Exhibit (b)(7)(i) to Form N-4, file number 33-76162, filed February 25, 1998.

                  (ii)     (A)      Contract of reinsurance in connection with
                                    the variable annuity contracts being offered
                                    - Variable Annuity Guaranteed Death Benefit
                                    Reinsurance Contract between North American
                                    Security Life Insurance Company and
                                    Connecticut General Life Insurance Company, effective July 1, 1995 --Previously filed as
                                    Exhibit (b)(7)(ii) to post-effective
                                    amendment no. 2 to Form N-4 filed March 1,
                                    1996.

                           (B) Contract of reinsurance in connection with the variable annuity contracts being offered
                                    - Variable Annuity Guaranteed Death Benefit
                                    Reinsurance Contract between North American
                                    Security Life Insurance Company and
                                    Connecticut General Life Insurance Company, effective July 1, 1995 --Previously filed as Exhibit (b)(7)(iii) to post-effective amendment no. 2 to Form N-4 filed March 1, 1996.

                           (C) Contract of reinsurance in connection with variable annuity contracts being offered - Reinsurance and Guaranteed Death Benefits Agreement between North American Security Life Insurance Company and Connecticut General Life Insurance Company, effective July 1, 1998 (VEN 20 Series) - Incorporated by reference to Exhibit (b)(7)(A)(ii) to Form N-4, file number 33-76162, filed March 1, 1999.

                  (iii) Contract of reinsurance in connection with the variable annuity contracts being offered - Automatic Reinsurance Agreement between North American Security Life Insurance Company and Swiss Re America, effective August 1, 1995 -- Previously filed as Exhibit (b)(7)(iv) to post-effective amendment no. 3 to Form N-4 filed February 28, 1997.

                  (iv) Contract of reinsurance in connection with the variable annuity contracts being offered - Reinsurance Agreement between North American Security Life Insurance Company and PaineWebber Life Insurance Company, effective December 31, 1994 -- Previously filed as Exhibit (b)(7)(v) to post-effective amendment no. 3 to Form N-4 filed February 28, 1997.

                  (v) Coinsurance Agreement between North American Security Life Insurance Company and Peoples Security Life Insurance Company, effective June 30, 1995 -- Incorporated by reference to Exhibit (10)(iv) to Pre-effective Amendment no. 1 to Form S-1, file number 333-6011, filed January 29, 1997.

                  (vi) Contract of reinsurance in connection with the variable annuity contracts being offered - Form of Reinsurance Agreement between North American Security Life Insurance Company and Merrill Lynch Life Insurance Company effective January 1, 1997 -- Incorporated by reference to Exhibit (b)(7)(v) to Form N-4, file number 33-76162, filed February 25, 1998.

                  (vii) Coinsurance Agreement between The Manufacturers Life Insurance Company of North America and The Manufacturers Life Insurance Company (USA) - Incorporated by reference to Exhibit 10(ix) to Form 10K, file number 333-6011, filed March 30, 1999 on behalf of The Manufacturers Life Insurance Company of North America.

         (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

                  (i) Form of Remote Service Agreement dated November 1, 1996 between North American Security Life Insurance Company and CSC Continuum Inc. -- Incorporated by reference to Exhibit (b)(8)(i) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

                  (ii) Amendment to Remote Service Agreement dated April 1, 1998 between Manufacturers Life Insurance Company of North America and CSC Continuum Inc. -- Incorporated by reference to Exhibit (b)(8)(ii) to post effective amendment no. 9 to Form N-4, file number 33-77878, filed April 28, 2000.

                  (iii) Amendment to Remote Service Agreement dated March 1999 between Manufacturers Life Insurance Company of North America and CSC Continuum Inc. - Incorporated by reference to Exhibit 8(ii) to post-effective amendment no. 9 to Form N-4, file number 33-76162 filed April 27, 2000.

         (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered June 28, 1994 -- Previously filed as Exhibit (b)(9) to post effective amendment no. 4 to Form N-4 filed February 26, 1998.

         (10) Written consent of Ernst & Young LLP, independent auditors - FILED HEREIN

         (11) All financial statements omitted from Item 23, Financial Statements -- Not Applicable.

         (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners -- Not Applicable.

         (13)     Schedules of computation -- Previously filed as Exhibit
                  (b)(13) to post-effective amendment no. 2 to Form N-4 filed March 1, 1996.

         (14)     Financial Data Schedule -- Not Applicable.

         (15)     (i)      Power of Attorney - John D. Richardson (Chairman of
                           the Board of Directors, North American Security Life
                           Insurance Company) -- Previously filed as Exhibit
                           (b)(15)(iii) to post-effective amendment no. 2 to Form N-4 filed April 29, 1997.

                  (ii) Power of Attorney - David W. Libbey, Principal Financial Officer, North American Security Life Insurance Company -- Incorporated by reference to Exhibit (24)(ii) to Form 10Q of The Manufacturers Life Insurance Company of North America filed November 14, 1997.

                  (iii) Power of Attorney - John D. DesPrez III (Director, The Manufacturers Life Insurance Company of North America) - Incorporated by reference to Exhibit
                           (14)(iv) to Form N-4, file number 333-38081 filed April 19, 1999.

Item 25. Directors and Officers of the Depositor.

OFFICERS AND DIRECTORS OF THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA


Name and Principal
Business Address                            Position with Depositor
----------------                            -----------------------
John D. DesPrez III**                       Director and Chairman of the Board of Directors

James R. Boyle*.                            Director and President

David W. Libbey*                            Director, Vice President, Treasurer & Chief

Marc Costantini*                            Vice President, Annuity Product Management

Robert Boyda**                              Vice President, Investment Management Services

James D. Gallagher**                        Vice President, Secretary and General Counsel

Kevin S. Hill*                              Vice President, Business Implementation

Mark S. Rizza*                              Vice President Information Services, U.S. Annuities

Jonnie M. Smith*                            Vice President, Customer Service and Administration

Jonnie Smith*                               Vice President, Customer Service and Administration

J. Brent Wilkinson*                         Vice President, E-Business, U.S. Annuities

*500 Boylston Street, Boston, MA 02116
**73 Tremont Street, Boston, MA  02116


Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

                         MANULIFE FINANCIAL CORPORATION
                          CORPORATE ORGANIZATION CHART
                             AS OF DECEMBER 31, 2000



                                                                                             % OF EQUITY         JURISDICTION OF
AFFILIATE                                                                                                         INCORPORATION
---------                                                                                                         -------------
                                    MANULIFE FINANCIAL CORPORATION                                100                CANADA
                                The Manufacturers Life Insurance Company                          100                Canada
    MF Leasing (Canada) Inc.                                                                      100                Ontario
       1332953 Ontario Inc.                                                                       100                Ontario
    MLI Resources Inc.                                                                            100                Alberta
    Manulife Financial Services Inc.                                                              100                Canada
    1293319 Ontario Inc.                                                                          100                Ontario
    Enterprise Capital Management Inc.                                                             20                Ontario
    Cantay Holdings Inc.                                                                          100                Ontario
    994744 Ontario Inc.                                                                           100                Ontario
    3426505 Canada Inc.                                                                           100                Canada
    Manulife Bank of Canada                                                                       100                Canada
    Manulife Securities International Ltd.                                                        100                Canada
    NAL Resources Limited                                                                         100                Alberta
    Manulife International Capital Corporation Limited                                            100                Ontario
        Golf Town Canada Inc.                                                                    59.9                Canada
        VFC Inc.                                                                                   25                Canada
        1198184 Ontario Limited                                                                   100                Ontario
        Regional Power Inc.                                                                        80                Ontario
           La Regionale Power Port-Cartier Inc.                                                   100                Canada
           La Regionale Power Angliers Inc.                                                       100                Canada
           Addalam Power Corporation(1)                                                            50                Philippines
        Luxell Technologies Inc.                                                                 15.1                Ontario
    FNA Financial Inc.                                                                            100                Canada
        NAL Trustco Inc.                                                                          100                Ontario
        First North American Insurance Company                                                    100                Canada
        Elliott & Page Limited                                                                    100                Ontario
        Seamark Asset Management Ltd.                                                           67.86                Canada
        NAL Resources Management Limited                                                          100                Canada
    Manucab Ltd.                                                                                  100                Canada
    Manulife European Holdings (Alberta) Limited                                                  100                Alberta
         Manulife Hungary Holdings Property Management Limited Liability                           99**              Hungary
         Company
    The Manufacturers Investment Corporation                                                      100                Michigan
        Manulife Reinsurance Corporation (U.S.A.)                                                 100                Michigan
           Manulife Reinsurance Limited                                                           100                Bermuda
               MRL Holding, LLC                                                                   100                Delaware
           The Manufacturers Life Insurance Company (U.S.A.)                                    96.45*               Michigan
               Flex Holding, LLC                                                                 22.4                Delaware
                  Flex Leasing I, LLC                                                           99.99                Delaware
               Flex Leasing II, LLC                                                              19.6                Delaware
               Ennal, Inc.                                                                        100                Ohio

                                                                                                % OF EQUITY     JURISDICTION OF
AFFILIATE                                                                                                        INCORPORATION
---------                                                                                                        -------------
               ESLS Investment Limited, LLC                                                         100              Ohio
               Thornhill Leasing Investments, LLC                                                    90              Delaware
               The Manufacturers Life Insurance Company of America                                  100              Michigan
                                          MANULIFE HOLDING CORPORATION                              100              Delaware
                      ManEquity, Inc.                                                               100              Colorado
                      Manufacturers Adviser Corporation                                             100              Colorado
                      Manulife Capital Corporation                                                  100              Delaware
                         MCC Strategic Management Inc.                                              100              Delaware
                         MF Private Capital, Inc.                                                   100              Delaware
                            MF Private Capital Securities, Inc.                                     100              Delaware
                            MF Private Capital Ventures, Inc.                                       100              Delaware
                            MFPC Insurance Advisors, Inc.                                           100              Delaware
                      Manulife Property Management of Washington, D.C., Inc.                        100              Wash., D.C.
                      ManuLife Service Corporation                                                  100              Colorado
                      Manulife Leasing Co., LLC                                                      80              Delaware
                                       DOVER LEASING INVESTMENTS, LLC                                99              Delaware
               Ironside Venture Partners I LLC                                                      100              Delaware
                  NewRiver Investor Communications Inc.                                           14.67              Delaware
                  Knowledge Impact Inc.                                                           13.01              Delaware
                  Linx Communications Inc.                                                        12.39              Delaware
               Ironside Venture Partners II LLC                                                     100              Delaware
               Manulife-Wood Logan Holding Co., Inc.                                                100              Delaware
                  Manulife Wood Logan, Inc.                                                         100              Connecticut
                  The Manufacturers Life Insurance Company of North America                         100              Delaware
                      Manufacturers Securities Services, LLC                                         90(2)           Delaware
                      The Manufacturers Life Insurance Company of New York                          100              New York
    Manulife International Investment Management Limited                                            100              U.K.
       Manulife International Fund Management Limited                                               100              U.K.
    WT(SW) Properties Ltd.                                                                          100              U.K.
    Manulife Europe Ruckversicherungs-Aktiengesellschaft                                            100              Germany
    MIL Holdings (Bermuda) Limited                                                                  100              Bermuda
    WorldInsure.com Limited                                                                        12.6              Bermuda
    Manulife International Holdings Limited                                                         100              Bermuda
        Manulife Provident Funds Trust Company Limited                                              100              Hong Kong
        Manulife (International) Limited                                                            100              Bermuda
           Manulife-Sinochem Life Insurance Co. Ltd.                                                 51              China
           The Manufacturers (Pacific Asia) Insurance Company Limited                               100              Hong Kong
           Manulife Consultants Limited                                                             100              Hong Kong
           Manulife Financial Shareholdings Limited                                                  50              Hong Kong
           Manulife Financial Management Limited                                                     50              Hong Kong
           Manulife Financial Group Limited                                                          50              Hong Kong
           Manulife Financial Investment Limited                                                     50              Hong Kong
        Manulife Funds Direct (Barbados) Limited                                                    100              Barbados
           P.T. Manulife Aset Manajemen Indonesia                                                    55              Indonesia
           Manulife Funds Direct (Hong Kong) Limited                                                100              Hong Kong

                                                                                                 % OF EQUITY     JURISDICTION OF
AFFILIATE                                                                                                         INCORPORATION
---------                                                                                                         -------------
    Manulife Data Services Inc.                                                                     100              Barbados
    ManuLife (International) Reinsurance Limited                                                    100              Bermuda
        Manufacturers P&C Limited                                                                   100              Barbados
        Manufacturers Life Reinsurance Limited                                                      100              Barbados
        Manulife Management Services Ltd.                                                           100              Barbados
    Chinfon-Manulife Insurance Company Limited                                                       60              Vietnam
    Chinfon-Manulife Insurance Company Limited                                                       60              Bermuda
    OUB Manulife Pte. Ltd.                                                                           50              Singapore
    The Manufacturers Life Insurance Co. (Phils.), Inc.                                             100              Philippines
        Manulife Financial Plans, Inc.                                                              100              Philippines
    P.T. Asuransi Jiwa Manulife Indonesia                                                            91              Indonesia
        P.T. Buanadaya Sarana Informatika                                                           100              Indonesia
        P.T. Asuransi Jiwa Arta Mandiri Prima                                                       100              Indonesia
    Manulife (Malaysia) SDN.BHD.                                                                    100              Malaysia
    Manulife (Thailand) Ltd.                                                                        100              Thailand
    Manulife Holdings (Hong Kong) Limited                                                           100              Hong Kong
    Manulife Financial Systems (Hong Kong) Limited                                                  100              Hong Kong
    Manulife Century Investments (Alberta) Inc.                                                     100              Alberta
       Manulife Century Investments (Bermuda) Limited                                                87(3)           Bermuda
            Manulife System Service Kabushiki Kaisha                                                 90(7)           Japan
            Manulife Century Investments (Luxembourg) S.A.                                          100              Luxembourg
                Manulife Century Investments (Netherlands) B.V.                                     100              Netherlands
                    Manulife Century Holdings (Netherlands) B.V.                                    100              Netherlands
                    Daihyaku Manulife Holdings (Bermuda) Limited                                    100              Bermuda
                 Kyoritsu Confirm Co., Ltd.                                                        90.9(4)           Japan
                 Daihyaku Premium Collection Co., Ltd.                                               57(5)           Japan
                    Manulife Century Life Insurance Company                                        41.7(6)(8)        Japan
                         Manulife Century Business Company                                          100              Japan

(1)      Inactive subsidiaries are noted in italics.

* 3.55% of The Manufacturers Life Insurance Company (USA) is owned by MRL Holding LLC.

** 1% of Manulife Hungary Holdings Property Management Limited Liability Company is owned by The Manufacturers Life Insurance Company.

(2) 10% of Manufacturers Securities Services, LLC is owned by The Manufacturers Life Insurance Company of New York.

(3)      13% of Manulife Century Investments (Bermuda) Limited is owned by MLI.

(4) 9.1% of Kyoritsu Confirm Co., Ltd. is owned by Manulife Century Life Insurance Company

(5) 10% of Daihyaku Premium Collection Co., Ltd. is owned by Manulife Century Life Insurance Company

(6) 8.8% of Manulife Century Life Insurance Company is owned by Daihyaku Manulife Holdings (Bermuda) Limited.

(7) 10% of Manulife System Service Kabushiki Kaisha is owned by Manulife Century Life Insurance Company.

(8) 32.9% of Manulife Century Life Insurance Company is owned by Manulife Century Holdings (Netherlands) B.V.

Item 27.  Number of Contract owners.

As of February 28, 2001, the following table lists the number of qualified and non-qualified contracts of the series offered hereby outstanding.

                   Contract               Qualified            Non-Qualified
                   --------               ---------            -------------
                    Ven 8                   1,432                  1,845

                  Ven 22/23                 7,535                  9,052



Item 28.  Indemnification.

Article 9 of the Articles of Incorporation of the Company provides as follows:

NINTH: A director of this corporation shall not be liable to the corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except to the extent such exemption from liability or limitation thereof is not permitted under the General Corporation Law of the State of Delaware as the same exists or may hereafter be amended. Any repeal or modification of the foregoing sentence shall not adversely affect any right or protection of a director of the corporation existing hereunder with respect to any act or omission occurring prior to such repeal or modification.

Article XIV of the By-laws of the Company provides as follows:

Each Director or officer, whether or not then in office, shall be indemnified by the Company against all costs and expenses reasonably incurred by or imposed upon him or her, including legal fees, in connection with or resulting from any claim, action, suit or proceeding, whether civil, criminal or administrative, in which he or she may become involved as a party or otherwise, by reason of his or her being or having been a Director or officer of the Company.

         (1) Indemnity will not be granted to any Director or officer with respect to any claim, action, suit or proceeding which shall be brought against such Director or officer by or in the right of the Company, and

         (2) Indemnification for amounts paid and expenses incurred in settling such action, claim, suit or proceeding, will not be granted, until it shall be determined by a disinterested majority of the Board of Directors or by a majority of any disinterested committee or group of persons to whom the question may be referred by the Board, that said Director or officer did indeed act in good faith and in a manner he or she reasonably believed to be in, or not adverse, to the best interests of the corporation, and, with respect to any criminal action or proceeding, had reasonably cause to believe that his or her conduct was legal, and that the payment of such costs, expenses, penalties or fines is in the interest of the Company, and not contrary to public policy or other provisions of law.

         The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendre or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in, or not adverse, to the best interests of the corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful. Indemnification shall be made by the corporation upon determination by a disinterested majority of the Board of Directors or of a majority of any disinterested committee or group or persons to whom the question may be referred to by said Board, that the person did indeed act in good faith and in a manner he or she reasonably believed to be in, or not adverse, to the best interests of the corporation, and, with respect to any criminal action or proceeding, had reasonably cause to believe that his or her conduct was legal.

         The foregoing right to indemnity shall not be exclusive of any other rights to which such Director or officer may be entitled as a matter of law.

         The foregoing right to indemnity shall also extend to the estate of any deceased Director or officer with respect to any such claim, action, suit or proceeding in which such Director or officer or his or her estate may become involved by reason of his or her having been a Director or officer of the Company, and subject to the same conditions outlined above.

Section IX, paragraph D of the Promotional Agent Agreement among the Company (referred to therein as "Security Life"), NASL Financial and Wood/Logan (referred to therein as "Promotional Agent") provides as follows:

a. NASL Financial and Security Life agree to indemnify and hold harmless Promotional Agent, its officers, directors and employees against any and all losses, claims, damages or liabilities to which they may become subject under the Securities Act of 1933 ("1933 Act"), the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in any registration statement for the Contracts filed pursuant to the 1933 Act or any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by NASL Financial or Security Life pursuant to
         Section VI, paragraph B of this Agreement.

b. Promotional Agent agrees to indemnify and hold harmless NASL Financial and Security Life, their officers, directors and employees against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (i) any oral or written misrepresentation by Promotional Agent or its officers, directors, employees or agents unless such misrepresentation is contained in any registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by NASL Financial pursuant to Section VI, paragraph B of this Agreement or, (ii) the failure of Promotional Agent or its officers, directors, employees or agents to comply with any applicable provisions of this Agreement.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters.

a.                Name of Investment Company                  Capacity in which acting
                  --------------------------                  ------------------------
                  Manufacturers Investment Trust              Investment Adviser

                  The Manufacturers Life Insurance            Principal Underwriter
                  Company of North America Separate
                  Account A

                  The Manufacturers Life Insurance            Principal Underwriter

                  Company of North America Separate
                  Account B

                  The Manufacturers Life Insurance            Principal Underwriter
                  Company of New York Separate
                  Account A

                  The Manufacturers Life Insurance            Principal Underwriter
                  Company of New York Separate
                  Account B

b. The Manufacturers Life Insurance Company of North America is the managing member of Manufacturers Securities Services, LLC and has sole power to act on behalf of Manufacturers Securities Services, LLC. The officers and directors of The Manufacturers Life Insurance Company of North America are set forth under
Item 25.

c. None.

Item 30.  Location of Accounts and Records.

All books and records are maintained at 500 Boylston Street, Boston, MA 02116 and at 73 Tremont Street, Boston, MA 02108.

Item 31.  Management Services.

None.

Item 32. Undertakings.

Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

The Manufacturers Life Insurance Company of North America (the "Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES



           As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Manufacturers Life Insurance Company of North America Separate Account A, certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Boston, and Commonwealth of Massachusetts on this 25 day of April, 2001.



                              THE MANUFACTURERS LIFE INSURANCE
                              COMPANY OF NORTH AMERICA
                              SEPARATE ACCOUNT A
                               -----------------------------------------------
                                     (Registrant)


                     By:      THE MANUFACTURERS LIFE INSURANCE
                              COMPANY OF NORTH AMERICA
                              ------------------------------------------------
                                     (Depositor)


                     By:      /s/ JAMES R. BOYLE
                              -------------------------------
                              James R. Boyle, President


Attest:

/s/ JAMES D. GALLAGHER
-------------------------------
James D. Gallagher, Secretary



           Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned on the 25 day of April, 2001 in the City of Boston, and Commonwealth of Massachusetts.



                     The Manufacturers Life Insurance
                     Company of North America
                     ------------------------------------------------
                           (Depositor)



                 By:    /s/ JAMES R. BOYLE
                     -------------------------------
                     James R. Boyle, President


Attest:


/s/ JAMES D. GALLAGHER
-------------------------------
James D. Gallagher, Secretary

           As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor as indicated on this 25 day of April, 2001.



SIGNATURE                                                    TITLE


*                                                 Director and Chairman
---------------------------------                 of the Board
John D. DesPrez III


/s/ JAMES R. BOYLE                                Director
-------------------------------                   (Principal Executive Officer)
James R. Boyle



/s/ DAVID W. LIBBEY                               Director, Vice President, Treasurer
-------------------------------                   and Cheif Financial Officer
David W. Libbey                                   (Principal Financial Officer



*By: /s/ JAMES D. GALLAGHER
    ---------------------------
        James D. Gallagher
        Attorney-in-Fact
        Pursuant to Powers
        of Attorney

                                  EXHIBIT INDEX


EXHIBIT NO.                    DESCRIPTION
(10)                           Written consent of Ernst & Young LLP, independent auditors